UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368
Name of Registrant: Vanguard Fixed Income Securities Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: October 31, 2017
Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (4.9%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	1,910	1,915
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	1,000	1,053
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	1,650	1,656
	United States Treasury Note/Bond	0.750%	1/31/18	100	100
	United States Treasury Note/Bond	1.000%	2/15/18	150	150
	United States Treasury Note/Bond	0.875%	7/15/18	500	498
	United States Treasury Note/Bond	1.250%	12/15/18	3,600	3,590
	United States Treasury Note/Bond	0.875%	5/15/19	2,965	2,935
	United States Treasury Note/Bond	1.375%	10/31/20	5,820	5,757
	United States Treasury Note/Bond	1.375%	4/30/21	4,200	4,136
	United States Treasury Note/Bond	2.000%	8/31/21	5,057	5,079
	United States Treasury Note/Bond	1.875%	10/31/22	4,267	4,235
	United States Treasury Note/Bond	2.250%	11/15/24	11,600	11,609
	United States Treasury Note/Bond	2.000%	8/15/25	1,900	1,860
	United States Treasury Note/Bond	2.250%	11/15/25	13,457	13,402
	United States Treasury Note/Bond	1.625%	5/15/26	1,250	1,182
	United States Treasury Note/Bond	1.500%	8/15/26	59,000	55,073
	United States Treasury Note/Bond	2.375%	5/15/27	26,000	26,012
1	United States Treasury Note/Bond	6.125%	8/15/29	47,202	65,198
	United States Treasury Note/Bond	6.250%	5/15/30	2,174	3,070
1	United States Treasury Note/Bond	4.500%	2/15/36	145,530	186,233
	United States Treasury Note/Bond	4.750%	2/15/37	9,000	11,894
	United States Treasury Note/Bond	5.000%	5/15/37	6,700	9,115
	United States Treasury Note/Bond	4.250%	5/15/39	600	748
	United States Treasury Note/Bond	4.500%	8/15/39	250	322
	United States Treasury Note/Bond	4.375%	11/15/39	76,160	96,580
	United States Treasury Note/Bond	2.875%	5/15/43	3,100	3,115
	United States Treasury Note/Bond	3.750%	11/15/43	2,500	2,920
	United States Treasury Note/Bond	3.375%	5/15/44	7,300	8,017
	United States Treasury Note/Bond	3.000%	11/15/44	9,210	9,458
2	United States Treasury Note/Bond	2.500%	2/15/45	28,662	26,647
	United States Treasury Note/Bond	2.875%	8/15/45	3,700	3,703
1	United States Treasury Note/Bond	3.000%	11/15/45	78,585	80,562
1,2 United States Treasury Note/Bond		2.500%	2/15/46	31,825	29,488
	United States Treasury Note/Bond	2.500%	5/15/46	3,250	3,009
	United States Treasury Note/Bond	2.250%	8/15/46	19,500	17,087
	United States Treasury Note/Bond	2.875%	11/15/46	36,000	35,978
	United States Treasury Note/Bond	3.000%	2/15/47	11,000	11,268
	United States Treasury Note/Bond	3.000%	5/15/47	46,600	47,736
					792,390
Agency Bonds and Notes (0.2%)
3	Tennessee Valley Authority	5.250%	9/15/39	18,800	24,620
3	Tennessee Valley Authority	4.250%	9/15/65	10,000	11,329
					35,949

Conventional Mortgage-Backed Securities (0.6%)
4,5 Fannie Mae Pool		3.050%	10/1/32	1,766	1,767
4,5 Fannie Mae Pool		3.100%	6/1/32–10/1/32	20,730	21,144
4,5 Fannie Mae Pool		3.180%	9/1/32	10,750	11,051
4,5 Fannie Mae Pool		3.200%	9/1/32	5,660	5,822
4,5 Fannie Mae Pool		3.220%	7/1/32	2,260	2,301
4,5 Fannie Mae Pool		3.230%	7/1/32–8/1/32	6,013	6,117
4,5 Fannie Mae Pool		3.250%	6/1/32	6,115	6,318
4,5 Fannie Mae Pool		3.260%	9/1/32	26,625	27,620
4,5 Fannie Mae Pool		3.300%	7/1/32	1,634	1,707
4,5 Fannie Mae Pool		3.490%	2/1/32	5,695	6,004
					89,851
Nonconventional Mortgage-Backed Securities (0.4%)
4,5 Fannie Mae Pool		3.135%	10/1/32	6,300	6,338
4,5 Fannie Mae REMICS		3.000%	7/25/47	12,564	12,241
4,5 Freddie Mac REMICS		3.000%	4/15/47	11,716	11,179
4	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	42,344	38,573
					68,331
Total U.S. Government and Agency Obligations (Cost $973,427)					986,521
Corporate Bonds (75.0%)
Finance (19.2%)
	Banking (12.0%)
	American Express Co.	2.500%	8/1/22	15,000	14,922
	Bank of America Corp.	3.248%	10/21/27	14,160	13,900
4	Bank of America Corp.	3.824%	1/20/28	12,200	12,521
4	Bank of America Corp.	3.705%	4/24/28	35,080	35,691
	Bank of America Corp.	6.110%	1/29/37	20,000	25,046
4	Bank of America Corp.	4.244%	4/24/38	39,195	41,370
	Bank of America Corp.	5.875%	2/7/42	19,230	24,700
4	Bank of America Corp.	4.443%	1/20/48	30,000	32,293
	Bank of America NA	6.000%	10/15/36	20,450	25,984
	Bank One Corp.	8.000%	4/29/27	27,424	36,459
4	Citigroup Inc.	3.887%	1/10/28	21,905	22,570
	Citigroup Inc.	4.650%	7/30/45	13,983	15,580
6	Commonwealth Bank of Australia	4.500%	12/9/25	1,800	1,887
6	Commonwealth Bank of Australia	3.900%	7/12/47	3,500	3,500
	Cooperatieve Rabobank UA	5.250%	5/24/41	6,400	7,871
	Cooperatieve Rabobank UA	5.750%	12/1/43	25,781	32,655
	Goldman Sachs Group Inc.	3.500%	11/16/26	27,800	27,848
	Goldman Sachs Group Inc.	3.850%	1/26/27	8,010	8,176
4	Goldman Sachs Group Inc.	3.691%	6/5/28	66,715	67,108
	Goldman Sachs Group Inc.	6.125%	2/15/33	38,270	47,917
	Goldman Sachs Group Inc.	6.750%	10/1/37	23,785	31,273
4	Goldman Sachs Group Inc.	4.017%	10/31/38	46,525	46,861
	Goldman Sachs Group Inc.	6.250%	2/1/41	23,149	30,625
	Goldman Sachs Group Inc.	4.800%	7/8/44	16,792	18,676
	Goldman Sachs Group Inc.	4.750%	10/21/45	18,114	20,053
	HSBC Bank USA NA	5.875%	11/1/34	45,205	56,566
	HSBC Bank USA NA	5.625%	8/15/35	22,425	27,297
	HSBC Holdings plc	4.300%	3/8/26	500	536
	HSBC Holdings plc	4.375%	11/23/26	1,505	1,579
4	HSBC Holdings plc	4.041%	3/13/28	7,925	8,298
	HSBC Holdings plc	7.625%	5/17/32	21,200	28,658
	HSBC Holdings plc	6.500%	9/15/37	36,245	47,696
	HSBC Holdings plc	6.800%	6/1/38	58,749	79,959
	HSBC Holdings plc	6.100%	1/14/42	9,720	13,125

4	HSBC Holdings plc	6.000%	11/22/65	685	725
4	JPMorgan Chase & Co.	3.782%	2/1/28	27,000	27,709
	JPMorgan Chase & Co.	6.400%	5/15/38	69,515	93,238
4	JPMorgan Chase & Co.	3.882%	7/24/38	17,575	17,635
	JPMorgan Chase & Co.	5.500%	10/15/40	24,815	30,555
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	14,132
	JPMorgan Chase & Co.	5.625%	8/16/43	13,900	17,059
4	JPMorgan Chase & Co.	4.260%	2/22/48	51,885	54,411
4	JPMorgan Chase & Co.	4.032%	7/24/48	39,500	40,292
4	Lloyds Banking Group plc	2.907%	11/7/23	1,715	1,714
	Morgan Stanley	7.250%	4/1/32	32,360	44,193
4	Morgan Stanley	3.971%	7/22/38	68,445	68,760
	Morgan Stanley	6.375%	7/24/42	33,880	45,935
	Morgan Stanley	4.300%	1/27/45	39,380	41,550
	Morgan Stanley	4.375%	1/22/47	48,245	51,370
4,6 Nationwide Building Society		4.125%	10/18/32	545	545
	Wachovia Corp.	5.500%	8/1/35	21,905	25,571
4	Wells Fargo & Co.	3.584%	5/22/28	62,365	62,848
	Wells Fargo & Co.	5.375%	2/7/35	9,664	11,623
	Wells Fargo & Co.	5.375%	11/2/43	58,692	68,644
	Wells Fargo & Co.	5.606%	1/15/44	142,608	171,783
	Wells Fargo & Co.	4.650%	11/4/44	15,937	16,884
	Wells Fargo & Co.	4.900%	11/17/45	21,895	24,282
	Wells Fargo & Co.	4.400%	6/14/46	40,240	41,321
	Wells Fargo & Co.	4.750%	12/7/46	52,465	56,848
	Wells Fargo Bank NA	6.600%	1/15/38	500	678
4	Westpac Banking Corp.	4.322%	11/23/31	1,450	1,498

	Brokerage (0.2%)
6	FMR LLC	6.450%	11/15/39	18,200	24,209
	Invesco Finance plc	5.375%	11/30/43	2,700	3,263
	Legg Mason Inc.	5.625%	1/15/44	2,000	2,173

	Finance Companies (1.7%)
	GE Capital International Funding Co.	4.418%	11/15/35	263,654	282,065

	Insurance (5.2%)
	ACE Capital Trust II	9.700%	4/1/30	7,050	10,645
	Aetna Inc.	4.125%	11/15/42	24,995	25,303
	Aetna Inc.	3.875%	8/15/47	23,450	22,239
	Aflac Inc.	4.000%	10/15/46	4,000	3,989
	Aon plc	4.250%	12/12/42	2,850	2,894
	Aon plc	4.750%	5/15/45	3,000	3,333
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,935	2,509
	Berkshire Hathaway Inc.	4.500%	2/11/43	58,057	65,574
6	Brighthouse Financial Inc.	4.700%	6/22/47	1,000	985
	Chubb Corp.	6.500%	5/15/38	5,000	6,943
	Chubb INA Holdings Inc.	4.350%	11/3/45	15,000	16,547
	CNA Financial Corp.	3.450%	8/15/27	115	114
6	Jackson National Life Insurance Co.	8.150%	3/15/27	200	266
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,600	1,978
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	14,595	15,718
6	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	4,370	7,155
6	Massachusetts Mutual Life Insurance Co.	4.500%	4/15/65	310	321
6	Massachusetts Mutual Life Insurance Co.	4.900%	4/1/77	7,150	7,957
	MetLife Inc.	4.125%	8/13/42	39,795	40,848
	MetLife Inc.	4.875%	11/13/43	15,000	17,121

	MetLife Inc.	4.050%	3/1/45	8,365	8,523
	MetLife Inc.	4.600%	5/13/46	9,700	10,823
4	MetLife Inc.	5.250%	12/29/49	195	204
6	Metropolitan Life Insurance Co.	7.800%	11/1/25	23,750	30,557
6	Nationwide Mutual Insurance Co.	8.250%	12/1/31	4,435	6,301
6	Nationwide Mutual Insurance Co.	9.375%	8/15/39	26,031	43,139
6	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	14,588
6	New York Life Insurance Co.	5.875%	5/15/33	40,400	50,953
6	Northwestern Mutual Life Insurance Co.	6.063%	3/30/40	19,090	25,019
6	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	8,819
4,6 Pacific Life Insurance Co.		4.300%	10/24/67	12,915	12,800
	Progressive Corp.	3.700%	1/26/45	1,750	1,719
	Progressive Corp.	4.125%	4/15/47	4,615	4,874
	Prudential Financial Inc.	5.700%	12/14/36	2,031	2,515
	Prudential Financial Inc.	6.625%	12/1/37	13,744	18,700
	Prudential Financial Inc.	5.800%	11/16/41	13,606	16,985
	Prudential Financial Inc.	4.600%	5/15/44	5,000	5,517
4	Prudential Financial Inc.	5.375%	5/15/45	270	291
6	Swiss Re Treasury US Corp.	4.250%	12/6/42	13,645	14,008
6	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	10,720	12,172
6	Teachers Insurance & Annuity Association of
	America	6.850%	12/16/39	1,588	2,189
6	Teachers Insurance & Annuity Association of
	America	4.270%	5/15/47	26,690	27,573
	Travelers Cos. Inc.	6.750%	6/20/36	500	692
	Travelers Cos. Inc.	3.750%	5/15/46	10,000	9,885
	Travelers Cos. Inc.	4.000%	5/30/47	2,000	2,090
	Trinity Acquisition plc	6.125%	8/15/43	2,565	3,175
	UnitedHealth Group Inc.	4.625%	7/15/35	17,955	20,257
	UnitedHealth Group Inc.	5.800%	3/15/36	49,846	63,429
	UnitedHealth Group Inc.	6.500%	6/15/37	1,100	1,522
	UnitedHealth Group Inc.	6.625%	11/15/37	800	1,104
	UnitedHealth Group Inc.	6.875%	2/15/38	18,457	26,677
	UnitedHealth Group Inc.	4.375%	3/15/42	25,000	26,970
	UnitedHealth Group Inc.	4.750%	7/15/45	50,840	58,817
	UnitedHealth Group Inc.	4.250%	4/15/47	46,710	49,901
	UnitedHealth Group Inc.	3.750%	10/15/47	14,705	14,447

	Real Estate Investment Trusts (0.1%)
	Brandywine Operating Partnership LP	4.550%	10/1/29	3,855	3,941
	Federal Realty Investment Trust	4.500%	12/1/44	1,000	1,055
6	Goodman US Finance Three LLC	4.500%	10/15/37	1,300	1,326
	HCP Inc.	6.750%	2/1/41	875	1,133
	Simon Property Group LP	4.750%	3/15/42	2,550	2,822
	Simon Property Group LP	4.250%	10/1/44	3,755	3,855
					3,116,519
Industrial (41.3%)
	Basic Industry (0.9%)
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	16,000	16,743
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	36,820	43,727
6	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	376
	Monsanto Co.	3.600%	7/15/42	600	537
	Monsanto Co.	4.400%	7/15/44	1,400	1,452
	Monsanto Co.	3.950%	4/15/45	1,000	959
	Monsanto Co.	4.700%	7/15/64	19,565	19,915
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	15,000	17,742

Rio Tinto Finance USA plc	4.750%	3/22/42	1,400	1,582
Rio Tinto Finance USA plc	4.125%	8/21/42	40,255	42,190
Sherwin-Williams Co.	4.500%	6/1/47	5,985	6,354

Capital Goods (3.4%)
3M Co.	3.125%	9/19/46	15,000	13,413
3M Co.	3.625%	10/15/47	10,345	10,393
Boeing Co.	6.125%	2/15/33	13,565	17,729
Boeing Co.	5.875%	2/15/40	1,000	1,320
Boeing Co.	7.875%	4/15/43	5,900	9,310
Caterpillar Inc.	6.050%	8/15/36	3,082	4,035
Caterpillar Inc.	3.803%	8/15/42	28,040	28,892
Caterpillar Inc.	4.300%	5/15/44	6,219	6,907
Caterpillar Inc.	4.750%	5/15/64	7,300	8,173
Deere & Co.	7.125%	3/3/31	13,500	18,738
Dover Corp.	6.600%	3/15/38	1,375	1,864
Emerson Electric Co.	6.000%	8/15/32	1,071	1,347
Emerson Electric Co.	5.250%	11/15/39	1,000	1,200
General Electric Capital Corp.	6.750%	3/15/32	41,214	56,636
General Electric Capital Corp.	6.150%	8/7/37	2,031	2,678
General Electric Capital Corp.	5.875%	1/14/38	34,584	44,484
General Electric Capital Corp.	6.875%	1/10/39	11,174	16,088
7 General Electric Co.	2.125%	5/17/37	2,029	2,364
General Electric Co.	4.125%	10/9/42	11,875	12,286
General Electric Co.	4.500%	3/11/44	12,985	14,224
4 General Electric Co.	5.000%	12/29/49	1,184	1,234
Lockheed Martin Corp.	3.600%	3/1/35	5,870	5,821
Lockheed Martin Corp.	4.070%	12/15/42	10,120	10,383
Lockheed Martin Corp.	3.800%	3/1/45	13,625	13,383
6 Lockheed Martin Corp.	4.090%	9/15/52	31,622	32,045
Raytheon Co.	4.700%	12/15/41	37,524	42,979
6 Siemens Financieringsmaatschappij NV	4.200%	3/16/47	10,000	10,761
United Technologies Corp.	6.125%	7/15/38	55,575	72,312
United Technologies Corp.	5.700%	4/15/40	22,500	28,158
United Technologies Corp.	4.500%	6/1/42	19,110	20,860
United Technologies Corp.	3.750%	11/1/46	3,500	3,405
United Technologies Corp.	4.050%	5/4/47	33,895	34,505

Communication (3.8%)
21st Century Fox America Inc.	7.900%	12/1/95	3,975	5,658
America Movil SAB de CV	6.125%	3/30/40	28,925	35,896
AT&T Inc.	5.250%	3/1/37	1,700	1,777
AT&T Inc.	4.900%	8/14/37	15,000	14,968
AT&T Inc.	5.150%	2/14/50	17,405	17,091
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	6,879	7,890
6 Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	16,000	16,186
Comcast Corp.	4.250%	1/15/33	12,600	13,635
Comcast Corp.	7.050%	3/15/33	1,000	1,376
Comcast Corp.	4.200%	8/15/34	1,550	1,651
Comcast Corp.	5.650%	6/15/35	40,214	49,492
Comcast Corp.	6.500%	11/15/35	800	1,072
Comcast Corp.	3.200%	7/15/36	15,870	14,977
Comcast Corp.	6.450%	3/15/37	17,575	23,437
Comcast Corp.	6.950%	8/15/37	58,027	82,611
Comcast Corp.	6.400%	5/15/38	9,760	13,092

Comcast Corp.	4.650%	7/15/42	1,800	1,966
Comcast Corp.	4.500%	1/15/43	1,250	1,343
Comcast Corp.	4.750%	3/1/44	56,245	62,521
Comcast Corp.	4.600%	8/15/45	35,735	39,104
Comcast Corp.	3.400%	7/15/46	15,045	13,713
Comcast Corp.	4.000%	8/15/47	22,875	23,073
6 Cox Communications Inc.	6.450%	12/1/36	9,000	10,391
6 Cox Communications Inc.	8.375%	3/1/39	19,110	26,605
Discovery Communications LLC	5.000%	9/20/37	2,000	2,048
NBCUniversal Media LLC	5.950%	4/1/41	17,035	21,821
NBCUniversal Media LLC	4.450%	1/15/43	26,350	28,107
Orange SA	9.000%	3/1/31	2,000	3,029
Qwest Corp.	6.875%	9/15/33	1,699	1,682
Time Warner Cable LLC	6.550%	5/1/37	16,975	19,932
Verizon Communications Inc.	4.500%	8/10/33	11,370	11,699
Verizon Communications Inc.	5.250%	3/16/37	7,950	8,659
Verizon Communications Inc.	4.522%	9/15/48	2,525	2,410
Walt Disney Co.	4.125%	6/1/44	18,715	19,674
Walt Disney Co.	7.550%	7/15/93	15,750	19,159

Consumer Cyclical (3.9%)
6 Alimentation Couche-Tard Inc.	4.500%	7/26/47	1,000	1,028
6 Amazon.com Inc.	3.875%	8/22/37	31,000	32,038
6 Amazon.com Inc.	4.050%	8/22/47	5,525	5,724
Cummins Inc.	4.875%	10/1/43	1,000	1,157
Daimler Finance North America LLC	8.500%	1/18/31	265	396
Ford Motor Co.	7.450%	7/16/31	750	971
Ford Motor Co.	5.291%	12/8/46	1,000	1,059
General Motors Co.	6.600%	4/1/36	2,000	2,391
General Motors Co.	5.150%	4/1/38	1,300	1,345
Home Depot Inc.	5.875%	12/16/36	40,575	53,546
Home Depot Inc.	5.400%	9/15/40	1,000	1,238
Home Depot Inc.	5.950%	4/1/41	22,170	29,326
Home Depot Inc.	4.200%	4/1/43	6,035	6,410
Home Depot Inc.	4.875%	2/15/44	66,510	77,761
Home Depot Inc.	4.400%	3/15/45	12,900	14,148
Home Depot Inc.	4.250%	4/1/46	20,015	21,585
Home Depot Inc.	3.500%	9/15/56	5,920	5,486
Lowe's Cos. Inc.	4.650%	4/15/42	1,250	1,385
Lowe's Cos. Inc.	4.250%	9/15/44	800	841
Lowe's Cos. Inc.	4.375%	9/15/45	1,000	1,074
Lowe's Cos. Inc.	3.700%	4/15/46	53,780	51,975
Lowe's Cos. Inc.	4.050%	5/3/47	40,885	42,128
Mastercard Inc.	3.800%	11/21/46	1,000	1,026
McDonald's Corp.	6.300%	3/1/38	21,940	28,720
NIKE Inc.	3.625%	5/1/43	30,604	29,949
NIKE Inc.	3.875%	11/1/45	25,000	25,425
NIKE Inc.	3.375%	11/1/46	13,090	12,279
Starbucks Corp.	4.300%	6/15/45	500	541
Target Corp.	7.000%	1/15/38	1,100	1,610
Target Corp.	4.000%	7/1/42	500	506
Target Corp.	3.625%	4/15/46	24,700	23,432
Visa Inc.	4.150%	12/14/35	23,915	26,033
Visa Inc.	4.300%	12/14/45	48,960	53,828
Visa Inc.	3.650%	9/15/47	32,445	32,272
Wal-Mart Stores Inc.	5.625%	4/1/40	1,890	2,471
Wal-Mart Stores Inc.	4.875%	7/8/40	2,000	2,393

Wal-Mart Stores Inc.	5.000%	10/25/40	1,700	2,070
Wal-Mart Stores Inc.	5.625%	4/15/41	3,850	5,068
Wal-Mart Stores Inc.	4.000%	4/11/43	10,400	11,114
Wal-Mart Stores Inc.	4.300%	4/22/44	1,000	1,138
Wal-Mart Stores Inc.	3.625%	12/15/47	21,985	22,385

Consumer Noncyclical (13.9%)
Abbott Laboratories	4.750%	11/30/36	1,000	1,103
Abbott Laboratories	4.900%	11/30/46	500	561
Altria Group Inc.	4.250%	8/9/42	7,100	7,313
Altria Group Inc.	4.500%	5/2/43	3,880	4,146
Altria Group Inc.	5.375%	1/31/44	51,590	61,661
Altria Group Inc.	3.875%	9/16/46	36,370	35,557
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	486
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	99,120	109,178
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	17,093	17,018
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	216,065	242,622
7 Anheuser-Busch InBev SA/NV	3.250%	1/24/33	200	281
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	27,675	43,532
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	9,220	14,376
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	28,995	27,880
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	34,215	36,323
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,500	1,649
Ascension Health	3.945%	11/15/46	18,495	18,944
4 Ascension Health	4.847%	11/15/53	8,855	10,187
AstraZeneca plc	6.450%	9/15/37	39,100	52,603
6 BAT Capital Corp.	4.390%	8/15/37	33,500	34,630
Bristol-Myers Squibb Co.	4.500%	3/1/44	17,500	19,740
Brown-Forman Corp.	4.500%	7/15/45	4,000	4,372
6 Cargill Inc.	4.760%	11/23/45	39,699	46,193
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	19,000	17,873
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	500	525
City of Hope	5.623%	11/15/43	2,000	2,493
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	6,894	7,508
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,394
Colgate-Palmolive Co.	3.700%	8/1/47	20,240	20,150
Dignity Health California GO	4.500%	11/1/42	21,483	20,612
Dignity Health California GO	5.267%	11/1/64	8,650	8,979
Eli Lilly & Co.	3.700%	3/1/45	27,130	27,373
Estee Lauder Cos. Inc.	4.375%	6/15/45	750	814
Estee Lauder Cos. Inc.	4.150%	3/15/47	900	956
Express Scripts Holding Co.	6.125%	11/15/41	2,000	2,403
Gilead Sciences Inc.	4.600%	9/1/35	15,025	16,722
Gilead Sciences Inc.	4.000%	9/1/36	20,000	20,681
Gilead Sciences Inc.	5.650%	12/1/41	8,955	11,262
Gilead Sciences Inc.	4.800%	4/1/44	16,560	18,632
Gilead Sciences Inc.	4.500%	2/1/45	27,930	30,414
Gilead Sciences Inc.	4.750%	3/1/46	16,920	19,040
Gilead Sciences Inc.	4.150%	3/1/47	33,055	33,985
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	15,000	18,187
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	39,725	54,500
Johnson & Johnson	3.550%	3/1/36	47,310	48,491
Johnson & Johnson	3.625%	3/3/37	45,415	47,272
Johnson & Johnson	5.950%	8/15/37	1,462	1,981
Johnson & Johnson	4.500%	12/5/43	5,725	6,585
Johnson & Johnson	3.700%	3/1/46	24,295	25,091
Johnson & Johnson	3.750%	3/3/47	10,000	10,577

Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	14,454
Kaiser Foundation Hospitals	4.150%	5/1/47	25,225	26,837
Kimberly-Clark Corp.	6.625%	8/1/37	4,800	6,727
4 Mayo Clinic	3.774%	11/15/43	12,595	12,413
Medtronic Inc.	4.375%	3/15/35	42,113	46,400
Medtronic Inc.	6.500%	3/15/39	21,200	28,916
Medtronic Inc.	5.550%	3/15/40	4,600	5,728
Medtronic Inc.	4.500%	3/15/42	9,000	9,913
Medtronic Inc.	4.625%	3/15/44	2,000	2,250
Medtronic Inc.	4.625%	3/15/45	74,425	84,317
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	13,405	15,665
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	355	365
Merck & Co. Inc.	3.600%	9/15/42	9,067	9,024
Merck & Co. Inc.	4.150%	5/18/43	6,880	7,458
Merck & Co. Inc.	3.700%	2/10/45	67,020	68,072
New York & Presbyterian Hospital	4.024%	8/1/45	19,585	19,957
New York & Presbyterian Hospital	4.063%	8/1/56	3,000	3,112
New York & Presbyterian Hospital	4.763%	8/1/16	10,000	10,237
Newell Brands Inc.	5.375%	4/1/36	1,050	1,217
Newell Brands Inc.	5.500%	4/1/46	400	474
North Shore-Long Island Jewish Health Care
Inc. Revenue	4.800%	11/1/42	1,100	1,177
Northwell Healthcare Inc.	3.979%	11/1/46	2,000	1,908
Northwell Healthcare Inc.	4.260%	11/1/47	8,280	8,239
Novartis Capital Corp.	4.400%	5/6/44	24,840	28,234
NYU Hospitals Center	4.784%	7/1/44	2,000	2,250
PepsiCo Inc.	5.500%	1/15/40	21,595	26,944
PepsiCo Inc.	4.875%	11/1/40	10,375	12,020
PepsiCo Inc.	4.000%	3/5/42	16,372	16,888
PepsiCo Inc.	3.600%	8/13/42	1,000	978
PepsiCo Inc.	4.450%	4/14/46	20,000	22,300
PepsiCo Inc.	3.450%	10/6/46	32,580	30,921
PepsiCo Inc.	4.000%	5/2/47	24,450	25,279
Pfizer Inc.	7.200%	3/15/39	34,912	53,113
Pfizer Inc.	4.300%	6/15/43	7,780	8,526
Pfizer Inc.	4.400%	5/15/44	8,615	9,575
Pfizer Inc.	4.125%	12/15/46	22,650	24,310
Philip Morris International Inc.	6.375%	5/16/38	34,215	45,661
Philip Morris International Inc.	4.500%	3/20/42	5,000	5,390
Philip Morris International Inc.	3.875%	8/21/42	4,620	4,568
Philip Morris International Inc.	4.125%	3/4/43	20,170	20,613
Philip Morris International Inc.	4.875%	11/15/43	22,455	25,433
Philip Morris International Inc.	4.250%	11/10/44	50,495	52,772
Procter & Gamble Co.	3.500%	10/25/47	36,505	36,195
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	5,675	5,431
6 SC Johnson & Son Inc.	4.000%	5/15/43	21,645	21,866
6 SC Johnson & Son Inc.	4.750%	10/15/46	10,285	11,743
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	1,000	1,147
The Kroger Co.	4.450%	2/1/47	4,700	4,483
Wyeth LLC	6.500%	2/1/34	1,310	1,766
Wyeth LLC	6.000%	2/15/36	4,392	5,779
Wyeth LLC	5.950%	4/1/37	67,685	90,376

	Energy (4.3%)
4,6 Abu Dhabi Crude Oil Pipeline LLC		4.600%	11/2/47	1,500	1,533
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	3,000	3,495
	BP Capital Markets plc	3.723%	11/28/28	25,135	26,025
	Canadian Natural Resources Ltd.	7.200%	1/15/32	820	1,025
	Canadian Natural Resources Ltd.	6.250%	3/15/38	9,260	11,421
	Canadian Natural Resources Ltd.	4.950%	6/1/47	18,570	20,230
	Cenovus Energy Inc.	4.450%	9/15/42	1,000	913
6	Cenovus Energy Inc.	5.400%	6/15/47	2,505	2,586
	ConocoPhillips	7.000%	3/30/29	10,850	13,892
	ConocoPhillips	5.900%	10/15/32	1,400	1,728
	ConocoPhillips	6.500%	2/1/39	52,316	71,410
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,500	1,875
	ConocoPhillips Co.	4.150%	11/15/34	3,000	3,146
	ConocoPhillips Co.	4.300%	11/15/44	11,715	12,542
	ConocoPhillips Co.	5.950%	3/15/46	31,155	41,457
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,575	1,722
	Energy Transfer LP	6.050%	6/1/41	780	846
	Exxon Mobil Corp.	3.567%	3/6/45	12,625	12,605
	Exxon Mobil Corp.	4.114%	3/1/46	30,770	33,499
	Hess Corp.	5.800%	4/1/47	16,670	17,888
	Kinder Morgan Inc.	7.800%	8/1/31	150	193
	Kinder Morgan Inc.	7.750%	1/15/32	155	199
	National Oilwell Varco Inc.	3.950%	12/1/42	1,000	856
	Occidental Petroleum Corp.	4.625%	6/15/45	1,750	1,939
	Occidental Petroleum Corp.	4.400%	4/15/46	22,385	24,215
	Petro-Canada	6.800%	5/15/38	19,388	26,383
	Phillips 66 Partners LP	4.680%	2/15/45	80	81
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	730	809
	Shell International Finance BV	4.125%	5/11/35	30,515	32,463
	Shell International Finance BV	6.375%	12/15/38	4,300	5,945
	Shell International Finance BV	5.500%	3/25/40	21,455	26,961
	Shell International Finance BV	4.550%	8/12/43	18,590	20,512
	Shell International Finance BV	4.375%	5/11/45	53,555	57,830
	Shell International Finance BV	4.000%	5/10/46	28,050	28,630
	Shell International Finance BV	3.750%	9/12/46	41,115	40,476
	Spectra Energy Partners LP	5.950%	9/25/43	4,685	5,663
	Spectra Energy Partners LP	4.500%	3/15/45	1,515	1,554
	Suncor Energy Inc.	5.950%	12/1/34	25,000	30,331
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	40	48
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	195	251
	Tosco Corp.	7.800%	1/1/27	1,500	1,977
	Tosco Corp.	8.125%	2/15/30	20,000	28,239
	TransCanada PipeLines Ltd.	4.625%	3/1/34	9,500	10,439
	TransCanada PipeLines Ltd.	6.200%	10/15/37	5,630	7,325
	TransCanada PipeLines Ltd.	7.625%	1/15/39	37,230	55,933
	TransCanada PipeLines Ltd.	6.100%	6/1/40	900	1,175
	TransCanada PipeLines Ltd.	5.000%	10/16/43	6,000	7,000

	Other Industrial (0.3%)
4	Massachusetts Institute of Technology GO	3.959%	7/1/38	25,200	26,879
	Massachusetts Institute of Technology GO	5.600%	7/1/11	1,100	1,468
	Massachusetts Institute of Technology GO	3.885%	7/1/16	18,335	17,282
6	President & Fellows of Harvard College
	Massachusetts GO	6.500%	1/15/39	3,865	5,682

Technology (8.5%)
Apple Inc.	4.500%	2/23/36	2,000	2,278
Apple Inc.	3.850%	5/4/43	36,955	37,439
Apple Inc.	4.450%	5/6/44	1,250	1,386
Apple Inc.	3.450%	2/9/45	40,860	38,802
Apple Inc.	4.375%	5/13/45	39,930	43,889
Apple Inc.	4.650%	2/23/46	55,280	62,901
Apple Inc.	3.850%	8/4/46	39,420	39,885
Apple Inc.	4.250%	2/9/47	39,230	42,193
Applied Materials Inc.	5.100%	10/1/35	100	119
Applied Materials Inc.	5.850%	6/15/41	6,695	8,605
Applied Materials Inc.	4.350%	4/1/47	23,945	26,103
Cisco Systems Inc.	5.900%	2/15/39	36,425	48,569
Cisco Systems Inc.	5.500%	1/15/40	12,338	15,722
Intel Corp.	4.800%	10/1/41	23,180	27,137
Intel Corp.	4.250%	12/15/42	2,000	2,166
Intel Corp.	4.900%	7/29/45	34,855	41,350
Intel Corp.	4.100%	5/19/46	29,605	31,307
Intel Corp.	4.100%	5/11/47	35,260	37,199
International Business Machines Corp.	4.000%	6/20/42	13,900	14,328
International Business Machines Corp.	4.700%	2/19/46	10,000	11,464
Microsoft Corp.	3.500%	2/12/35	7,835	7,963
Microsoft Corp.	3.450%	8/8/36	32,325	32,621
Microsoft Corp.	4.100%	2/6/37	46,065	50,414
Microsoft Corp.	4.500%	10/1/40	1,900	2,157
Microsoft Corp.	5.300%	2/8/41	1,500	1,883
Microsoft Corp.	3.500%	11/15/42	1,750	1,720
Microsoft Corp.	3.750%	5/1/43	10,000	10,128
Microsoft Corp.	4.875%	12/15/43	500	593
Microsoft Corp.	3.750%	2/12/45	74,350	75,416
Microsoft Corp.	4.450%	11/3/45	70,670	80,176
Microsoft Corp.	3.700%	8/8/46	69,030	69,318
Microsoft Corp.	4.250%	2/6/47	66,743	73,570
Microsoft Corp.	4.000%	2/12/55	10,075	10,400
Microsoft Corp.	4.750%	11/3/55	50,365	58,967
Microsoft Corp.	3.950%	8/8/56	46,076	46,999
Microsoft Corp.	4.500%	2/6/57	6,500	7,343
Oracle Corp.	3.900%	5/15/35	2,100	2,203
Oracle Corp.	3.850%	7/15/36	5,250	5,489
Oracle Corp.	6.500%	4/15/38	35,400	49,810
Oracle Corp.	6.125%	7/8/39	12,129	16,709
Oracle Corp.	5.375%	7/15/40	43,160	53,797
Oracle Corp.	4.125%	5/15/45	23,450	24,662
Oracle Corp.	4.000%	7/15/46	70,945	72,829
Oracle Corp.	4.375%	5/15/55	25,000	27,063
QUALCOMM Inc.	4.650%	5/20/35	8,950	9,766
QUALCOMM Inc.	4.800%	5/20/45	500	546
QUALCOMM Inc.	4.300%	5/20/47	43,540	44,005
Tyco Electronics Group SA	7.125%	10/1/37	805	1,153
Verisk Analytics Inc.	5.500%	6/15/45	2,000	2,288

Transportation (2.3%)
6 Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	700	700
6 Air Canada	7.750%	4/15/21	180	206
Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,728	5,355
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	19,221
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,000	7,054

Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,266	2,650
Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	27,072
Burlington Northern Santa Fe LLC	4.375%	9/1/42	31,150	33,690
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	12,308
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,413
Burlington Northern Santa Fe LLC	4.900%	4/1/44	24,560	28,783
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	48,519
Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	13,096
Burlington Northern Santa Fe LLC	3.900%	8/1/46	9,265	9,514
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	12,657
FedEx Corp.	4.550%	4/1/46	15,000	15,927
Union Pacific Corp.	3.375%	2/1/35	10,998	10,911
Union Pacific Corp.	4.050%	3/1/46	10,045	10,593
Union Pacific Corp.	4.000%	4/15/47	22,000	22,991
Union Pacific Corp.	3.799%	10/1/51	28,550	28,403
Union Pacific Corp.	4.375%	11/15/65	21,990	23,565
Union Pacific Corp.	4.100%	9/15/67	9,285	9,405
United Parcel Service Inc.	6.200%	1/15/38	13,700	18,528
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,181
United Parcel Service Inc.	3.625%	10/1/42	5,820	5,734
				6,690,679
Utilities (14.5%)
Electric (14.4%)
6 AEP Texas Inc.	3.800%	10/1/47	2,455	2,492
AEP Transmission Co. LLC	4.000%	12/1/46	2,615	2,689
6 AEP Transmission Co. LLC	3.750%	12/1/47	28,965	29,240
Alabama Power Co.	6.000%	3/1/39	4,875	6,292
Alabama Power Co.	5.500%	3/15/41	26,943	32,823
Alabama Power Co.	5.200%	6/1/41	15,000	17,637
Alabama Power Co.	3.750%	3/1/45	22,325	22,643
Appalachian Power Co.	6.700%	8/15/37	35,900	48,350
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,230	1,615
Berkshire Hathaway Energy Co.	6.125%	4/1/36	16,300	21,262
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,000	3,856
Berkshire Hathaway Energy Co.	5.150%	11/15/43	27,000	31,942
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	47,764
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	14,175	13,884
6 Cerro del Aguila SA	4.125%	8/16/27	200	199
Commonwealth Edison Co.	5.900%	3/15/36	2,450	3,157
Commonwealth Edison Co.	3.800%	10/1/42	20,805	21,220
Commonwealth Edison Co.	4.600%	8/15/43	12,560	14,366
Commonwealth Edison Co.	4.700%	1/15/44	15,955	18,420
Commonwealth Edison Co.	3.700%	3/1/45	13,990	14,069
Commonwealth Edison Co.	3.650%	6/15/46	6,825	6,816
Connecticut Light & Power Co.	6.350%	6/1/36	14,500	19,211
Connecticut Light & Power Co.	4.300%	4/15/44	940	1,049
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	9,164
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	730	821
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	12,728
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	13,942
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	18,521
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	7,729	9,671
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,995	10,262
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,828	11,643
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,935	11,364
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	49,600	55,497
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,335	7,168

Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,365	9,447
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	23,865	25,736
Consumers Energy Co.	4.100%	11/15/45	1,500	1,588
Dominion Energy Inc.	4.700%	12/1/44	16,000	17,625
DTE Electric Co.	6.625%	6/1/36	860	1,164
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	10,932
Duke Energy Carolinas LLC	6.100%	6/1/37	51,000	66,288
Duke Energy Carolinas LLC	5.300%	2/15/40	4,900	6,017
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	17,649
Duke Energy Carolinas LLC	4.000%	9/30/42	41,047	42,991
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	5,861
Duke Energy Corp.	3.750%	9/1/46	10,000	9,713
Duke Energy Florida LLC	6.350%	9/15/37	800	1,092
Duke Energy Florida LLC	5.650%	4/1/40	11,860	15,157
Duke Energy Florida LLC	3.400%	10/1/46	11,850	11,269
Duke Energy Indiana LLC	6.120%	10/15/35	5,723	7,355
Duke Energy Indiana LLC	6.350%	8/15/38	818	1,113
Duke Energy Indiana LLC	6.450%	4/1/39	10,485	14,442
Duke Energy Indiana LLC	4.200%	3/15/42	14,700	15,420
Duke Energy Indiana LLC	4.900%	7/15/43	28,610	33,812
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	9,757
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,366
Duke Energy Progress LLC	4.100%	3/15/43	13,500	14,253
Duke Energy Progress LLC	4.150%	12/1/44	10,000	10,735
Duke Energy Progress LLC	4.200%	8/15/45	17,560	18,957
Duke Energy Progress LLC	3.700%	10/15/46	27,000	27,014
6 Enel Finance International NV	4.750%	5/25/47	555	590
Entergy Louisiana LLC	3.120%	9/1/27	340	342
Entergy Louisiana LLC	4.950%	1/15/45	1,105	1,147
FirstEnergy Corp.	4.850%	7/15/47	14,785	15,889
Florida Power & Light Co.	5.960%	4/1/39	16,100	21,371
Florida Power & Light Co.	5.690%	3/1/40	700	907
Florida Power & Light Co.	5.250%	2/1/41	21,662	26,878
Florida Power & Light Co.	4.125%	2/1/42	9,000	9,749
Florida Power & Light Co.	3.800%	12/15/42	26,975	27,875
Florida Power & Light Co.	4.050%	10/1/44	10,825	11,725
Georgia Power Co.	5.950%	2/1/39	21,562	27,051
Georgia Power Co.	5.400%	6/1/40	6,390	7,598
Georgia Power Co.	4.750%	9/1/40	20,750	22,811
Georgia Power Co.	4.300%	3/15/42	6,648	6,917
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	21,888	23,845
Kentucky Utilities Co.	5.125%	11/1/40	1,000	1,227
Kentucky Utilities Co.	4.650%	11/15/43	1,000	1,119
6 Massachusetts Electric Co.	4.004%	8/15/46	10,890	11,321
MidAmerican Energy Co.	5.800%	10/15/36	500	632
MidAmerican Energy Co.	4.800%	9/15/43	27,525	32,148
MidAmerican Energy Co.	4.250%	5/1/46	3,895	4,258
6 Monongahela Power Co.	5.400%	12/15/43	15,640	19,148
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,725	3,974
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	35,001	37,133
Nevada Power Co.	6.650%	4/1/36	5,830	7,962
Nevada Power Co.	5.375%	9/15/40	18,230	22,127
Nevada Power Co.	5.450%	5/15/41	25,120	30,917
Northern States Power Co.	6.200%	7/1/37	27,900	37,444
Northern States Power Co.	5.350%	11/1/39	800	992

Northern States Power Co.	3.600%	9/15/47	9,675	9,663
Oklahoma Gas & Electric Co.	4.550%	3/15/44	500	541
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,300	1,826
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,500	2,233
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,500	1,819
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	11,755	13,203
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	28,000	28,206
6 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,425	16,789
Pacific Gas & Electric Co.	6.050%	3/1/34	44,886	55,858
Pacific Gas & Electric Co.	5.800%	3/1/37	2,900	3,545
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	10,584
Pacific Gas & Electric Co.	6.250%	3/1/39	36,120	46,562
Pacific Gas & Electric Co.	5.400%	1/15/40	24,650	29,262
Pacific Gas & Electric Co.	4.500%	12/15/41	4,235	4,465
Pacific Gas & Electric Co.	4.750%	2/15/44	25,605	28,338
Pacific Gas & Electric Co.	4.000%	12/1/46	11,440	11,446
PacifiCorp	5.250%	6/15/35	1,301	1,559
PacifiCorp	6.100%	8/1/36	15,000	19,549
PacifiCorp	6.250%	10/15/37	7,815	10,520
PacifiCorp	6.350%	7/15/38	36,000	48,904
PacifiCorp	6.000%	1/15/39	32,296	43,045
PacifiCorp	4.100%	2/1/42	22,570	23,943
PECO Energy Co.	4.800%	10/15/43	15,530	17,724
PECO Energy Co.	3.700%	9/15/47	15,500	15,705
Potomac Electric Power Co.	6.500%	11/15/37	1,225	1,678
Potomac Electric Power Co.	7.900%	12/15/38	150	227
Potomac Electric Power Co.	4.150%	3/15/43	2,000	2,118
PPL Electric Utilities Corp.	6.250%	5/15/39	10,975	14,832
PPL Electric Utilities Corp.	5.200%	7/15/41	1,250	1,490
Public Service Co. of Colorado	3.600%	9/15/42	15,055	14,940
Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	20,990
Puget Sound Energy Inc.	5.483%	6/1/35	200	240
Puget Sound Energy Inc.	6.274%	3/15/37	500	657
Puget Sound Energy Inc.	5.757%	10/1/39	1,100	1,428
Puget Sound Energy Inc.	5.795%	3/15/40	18,130	23,395
Puget Sound Energy Inc.	5.764%	7/15/40	1,100	1,402
Puget Sound Energy Inc.	4.300%	5/20/45	400	440
San Diego Gas & Electric Co.	3.950%	11/15/41	3,400	3,482
South Carolina Electric & Gas Co.	6.625%	2/1/32	34,000	43,287
South Carolina Electric & Gas Co.	6.050%	1/15/38	15,345	18,577
South Carolina Electric & Gas Co.	5.450%	2/1/41	300	349
South Carolina Electric & Gas Co.	4.350%	2/1/42	32,687	32,847
South Carolina Electric & Gas Co.	4.600%	6/15/43	900	958
South Carolina Electric & Gas Co.	4.100%	6/15/46	7,705	7,568
South Carolina Electric & Gas Co.	4.500%	6/1/64	19,430	19,328
Southern California Edison Co.	6.000%	1/15/34	19,095	24,527
Southern California Edison Co.	5.950%	2/1/38	16,100	21,210
Southern California Edison Co.	6.050%	3/15/39	845	1,131
Southern California Edison Co.	4.500%	9/1/40	12,000	13,497
Southern California Edison Co.	3.900%	12/1/41	500	508
Southern California Edison Co.	4.050%	3/15/42	800	852
Southern California Edison Co.	3.900%	3/15/43	18,480	19,280
Southern California Edison Co.	4.650%	10/1/43	27,150	31,841
Southern Co.	4.400%	7/1/46	10,000	10,521
Southwestern Public Service Co.	4.500%	8/15/41	24,055	26,808
Southwestern Public Service Co.	3.700%	8/15/47	20,540	20,550
Tampa Electric Co.	6.150%	5/15/37	32,050	40,637

Tampa Electric Co.	4.100%	6/15/42	1,010	1,026
Virginia Electric & Power Co.	6.000%	5/15/37	57,330	74,547
Virginia Electric & Power Co.	6.350%	11/30/37	2,000	2,689
Virginia Electric & Power Co.	4.000%	11/15/46	8,725	9,098
Virginia Electric & Power Co.	3.800%	9/15/47	27,225	27,581
Westar Energy Inc.	4.125%	3/1/42	1,175	1,245
Westar Energy Inc.	4.625%	9/1/43	1,300	1,451
Wisconsin Electric Power Co.	5.625%	5/15/33	550	665

Natural Gas (0.1%)
Atmos Energy Corp.	4.150%	1/15/43	1,500	1,598
6 KeySpan Gas East Corp.	5.819%	4/1/41	4,035	5,232
Southern California Gas Co.	5.125%	11/15/40	1,922	2,345
Southwest Gas Corp.	3.800%	9/29/46	2,115	2,109

Other Utility (0.0%)
American Water Capital Corp.	6.593%	10/15/37	1,000	1,374
American Water Capital Corp.	3.750%	9/1/47	2,290	2,298
				2,354,769
Total Corporate Bonds (Cost $10,999,117)				12,161,967
Sovereign Bonds (2.1%)
6 Banco do Brasil SA	4.625%	1/15/25	500	499
7 Banque Centrale de Tunisie SA	5.625%	2/17/24	220	272
6 Banque Ouest Africaine de Developpement	5.000%	7/27/27	1,786	1,862
Bermuda	4.854%	2/6/24	1,280	1,391
6 CDP Financial Inc.	5.600%	11/25/39	1,500	1,949
6 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	700	888
Emirate of Abu Dhabi	3.125%	10/11/27	1,100	1,085
6 Emirate of Abu Dhabi	4.125%	10/11/47	82,000	81,379
Emirate of Abu Dhabi	4.125%	10/11/47	850	841
6 Empresa Nacional del Petroleo	4.500%	9/14/47	400	380
Federative Republic of Brazil	5.000%	1/27/45	650	603
6 Kingdom of Saudi Arabia	4.625%	10/4/47	68,455	70,087
Kingdom of Saudi Arabia	4.625%	10/4/47	1,400	1,432
Nexen Energy ULC	6.400%	5/15/37	1,800	2,350
6 OCP SA	5.625%	4/25/24	275	296
Pertamina Persero PT	6.000%	5/3/42	650	745
6 Pertamina Persero PT	6.450%	5/30/44	300	362
Petrobras Global Finance BV	8.750%	5/23/26	360	435
Petrobras Global Finance BV	7.375%	1/17/27	425	471
Petroleos Mexicanos	5.500%	1/21/21	1,320	1,406
Petroleos Mexicanos	4.875%	1/24/22	290	302
Petroleos Mexicanos	6.750%	9/21/47	2,000	2,060
6 Petroleos Mexicanos	6.750%	9/21/47	2,200	2,266
Province of Quebec	7.500%	9/15/29	11,025	15,665
Republic of Chile	3.860%	6/21/47	34,345	34,774
4 Republic of Colombia	3.875%	4/25/27	1,665	1,679
4 Republic of Colombia	5.000%	6/15/45	925	953
6 Republic of Indonesia	6.750%	1/15/44	500	671
7 Republic of Romania	2.750%	10/29/25	500	629
Republic of Turkey	5.750%	5/11/47	1,659	1,586
State of Israel	2.875%	3/16/26	155	155
State of Israel	4.500%	1/30/43	14,915	16,094
6 State of Qatar	4.625%	6/2/46	14,110	14,485
Statoil ASA	5.100%	8/17/40	9,436	11,104

Statoil ASA	4.250%	11/23/41	8,905	9,447
Statoil ASA	3.950%	5/15/43	38,980	39,934
Statoil ASA	4.800%	11/8/43	16,390	19,115
Sultanate of Oman	5.375%	3/8/27	300	308
United Mexican States	4.000%	10/2/23	1,000	1,048
Total Sovereign Bonds (Cost $332,541)				341,008
Taxable Municipal Bonds (12.5%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,015
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,969
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	46,000	59,236
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	12,420	15,378
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	41,205	58,509
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	25,730	37,487
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	21,205
California GO	7.500%	4/1/34	26,555	38,845
California GO	7.550%	4/1/39	45,860	70,697
California GO	7.300%	10/1/39	99,385	146,638
California GO	7.350%	11/1/39	200	296
California GO	7.625%	3/1/40	28,770	44,255
California GO	7.600%	11/1/40	69,390	108,894
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	1,200	1,830
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	21,364
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,080	1,366
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	31,590	41,952
Chicago IL Transit Authority	6.899%	12/1/40	10,115	13,433
Clark County NV Airport System Revenue	6.820%	7/1/45	5,700	8,308
Commonwealth Financing Authority	4.144%	6/1/38	17,060	17,783
8 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	19,975	22,385
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	269
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	2,000	2,241
Duke University North Carolina Revenue	5.850%	4/1/37	30,450	39,905
George Washington University District of
Columbia GO	4.300%	9/15/44	3,000	3,201
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	43,201	54,696
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	2,000	2,485
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,500	1,806
Houston TX GO	6.290%	3/1/32	22,640	26,819
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,400	22,468
Kansas Development Finance Authority
Revenue	4.727%	4/15/37	2,500	2,707

	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	22,745	25,435
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	400	516
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,200	1,541
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	31,480	46,311
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,900	2,868
	Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	23,821
	Los Angeles CA Unified School District GO	5.750%	7/1/34	9,545	12,234
	Los Angeles CA Unified School District GO	6.758%	7/1/34	61,235	85,391
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,100	18,860
9	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	20,377	25,327
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	43,354	65,957
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	54,700	80,676
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	17,209
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	24,810
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	9,578
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	700	781
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	43,907
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,610
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	3.140%	8/1/28	8,600	8,543
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	3.240%	8/1/29	12,635	12,552
	New York City Transitional Finance Authority
	Future Tax Secured Revenue	3.430%	8/1/30	14,540	14,719
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	66,105	101,065
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	7,842
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,325	8,603
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	19,595	23,994
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	2,000	2,485
	New York State GO	5.590%	3/1/35	1,000	1,208
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	25,471	38,025
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	14,673
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	20,231	22,049
10	Oregon School Boards Association GO	4.759%	6/30/28	10,000	11,042

Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	17,495	22,402
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	21,245	27,589
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	15,250	19,804
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	9,260	10,316
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	25,005	30,091
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	35,940	40,256
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	17,450	16,537
Sacramento CA Municipal Utility District
Revenue	6.156%	5/15/36	905	1,145
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	10,450	13,895
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	14,909
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	800	888
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,400	2,055
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	500	592
Texas Transportation Commission Revenue	5.178%	4/1/30	3,690	4,429
University of California Regents Medical
Center Revenue	6.548%	5/15/48	25,770	35,674
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,515	11,700
University of California Revenue	4.601%	5/15/31	11,165	12,551
University of California Revenue	5.770%	5/15/43	5,155	6,714
University of California Revenue	4.765%	5/15/44	9,290	10,000
University of California Revenue	3.931%	5/15/45	17,840	18,044
University of California Revenue	4.858%	5/15/12	31,025	33,766
University of California Revenue	4.767%	5/15/15	14,875	15,822
University of North Carolina University System
Revenue	3.327%	12/1/36	9,715	9,798
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	14,306
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	10,798
Washington GO	5.481%	8/1/39	900	1,145
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,500	3,615
8 Wisconsin GO	5.700%	5/1/26	2,300	2,642
Total Taxable Municipal Bonds (Cost $1,677,972)				2,036,557

			Face
			Amount
			($000)
Temporary Cash Investments (3.9%)
Repurchase Agreements (1.7%)
Bank of America Securities, LLC
(Dated 10/31/17, Repurchase Value
$15,500,000, collateralized by Government
National Mortgage Assn. 3.500%, 8/20/46,
with a value of $15,810,000)	1.070%	11/1/17	15,500	15,500
Barclays Capital Inc.
(Dated 10/31/17, Repurchase Value
$50,401,000, collateralized by U.S.
Treasury Note/Bond 1.375%-7.500%,
6/30/18-5/15/40, with a value of
$51,408,000)	1.040%	11/1/17	50,400	50,400
Citigroup Global Markets Inc.
(Dated 10/31/17, Repurchase Value
$18,501,000, collateralized by U.S.
Treasury Note/Bond 1.125%, 7/31/21, with
a value of 18,870,000)	1.050%	11/1/17	18,500	18,500
RBC Capital Markets LLC
(Dated 10/31/17, Repurchase Value
$101,903,000, collateralized by Federal
Home Loan Mortgage Corp. 2.500%-
5.500%, 12/1/22-11/1/47, Federal National
Mortgage Assn. 3.000%-4.500%, 2/1/27-
10/1/47, and Government National
Mortgage Assn. 3.500%-5.000%, 8/20/46-
9/20/47, with a value of $103,938,000)	1.040%	11/1/17	101,900	101,900
Wells Fargo & Co.
(Dated 10/31/17, Repurchase Value
$83,402,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
8/1/47, with a value of $85,068,000)	1.060%	11/1/17	83,400	83,400
				269,700

			Shares
Money Market Fund (2.2%)
11 Vanguard Market Liquidity Fund	1.246%		3,557,430	355,779
Total Temporary Cash Investments (Cost $625,496)				625,479

Total Investments (99.6%) (Cost $14,608,553)					16,151,532

				Notional
				Amount	Value
	Expiration Date	Contracts	Exercise Price	($000)	($000)
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	20	USD 127.50	2,550	(—)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	46	USD 124.50	5,727	(15)
Total Options on Futures Written (Premiums Received $25)					(15)
				Notional
				Amount on
				Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S28-
V1 5-Year Index	GSI	11/15/17	55.0%	3,170	(7)
Put Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	JPMC	12/20/17	75.0%	9,405	(2)
Total Credit Default Swaptions Written (Premiums Received $13)					(9)

Total Liability on Options Written (Premiums Received $38)					(24)
Other Assets and Liabilities-Net (0.4%)12					65,823
Net Assets (100%)					16,217,331

1 Securities with a value of $49,635,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $9,521,000 have been segregated as initial margin for open futures contracts.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $816,697,000, representing 5.0% of net assets.
7 Face amount denominated in euro.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
12 Cash of $1,639,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
REMICS—Real Estate Mortgage Investment Conduits.

Long-Term Investment-Grade Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short	Notional	Appreciation
	Expiration	Contracts)	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2017	3,220	402,299	(3,302)
Ultra Long U.S. Treasury Bond	December 2017	1,292	212,897	(1,819)
30-Year U.S. Treasury Bond	December 2017	1,372	209,187	(2,547)
5-Year U.S. Treasury Note	December 2017	477	55,898	(297)
2-Year U.S. Treasury Note	December 2017	6	1,292	(—)
				(7,965)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2017	(3,545)	(415,430)	3,980
Ultra 10-Year U.S. Treasury Note	December 2017	(381)	(51,024)	577
10-Year U.S. Treasury Note	December 2017	(259)	(32,359)	344
2-Year U.S. Treasury Note	December 2017	(104)	(22,397)	81
Ultra 10-Year U.S. Treasury Note	December 2017	(115)	(15,401)	242
Euro-Buxl	December 2017	(10)	(1,935)	(5)
Euro-Bund	December 2017	(5)	(948)	—
Euro-Bobl	December 2017	(4)	(614)	(—)
				5,219
				(2,746)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	11/15/17	EUR	520	USD	603	3
BNP Paribas	11/15/17	USD	4,307	EUR	3,630	75
						78

EUR—euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Long-Term Investment-Grade Fund

At October 31, 2017, a counterparty had deposited in a segregated account cash of $350,000 in connection with open forward currency contracts.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S29-V1	12/20/22	USD	2,403,500	1.000	55,590	4,590

CDX-NA-IG-S29-V1	12/20/22	USD	9,457	1.000	219	6

CDX-NA-HY-S29-V1	12/20/22	USD	2,617	5.000	220	13
					56,029	4,609
Credit Protection Purchased

CDX-NA-IG-S28-V1	6/20/22	USD	9,299	(1.000)	(205)	(5)
					(205)	(5)
					55,824	4,604

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination	Counter	Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	party	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/
Moody's Rating
Berkshire
Hathaway Inc./Aa2	12/20/21	CITNA	6,000	1.000[2]	131	(49)	82
Metlife Inc./A3	12/20/21	GSI	10,000	1.000[2]	235	(26)	209
Republic of
Chile/Aa3	12/20/22	CITNA	8,100	1.000[2]	184	(157)	27
Republic of
Peru/Aa3	12/20/22	GSI	1,725	1.000[2]	23	—	23
The Southern
Company/Baa2	6/20/22	JPMC	3,170	1.000[2]	63	(50)	13
United Mexican
States/Baa2	12/20/22	CITNA	1,720	1.000[2]	(6)	2	(4)
Total					630	(280)	350

Long-Term Investment-Grade Fund

Credit Protection
Purchased

Bank of China Ltd.	12/20/21	BNPSW	300	(1.000) [2]	(6)	(1)	(7)

CECONOMY AG	6/20/22	BARC	160[1]	(1.000) [2]	(2)	(—)	(2)

CECONOMY AG	6/20/22	BARC	160[1]	(1.000) [2]	(2)	(1)	(3)

CECONOMY AG	6/20/22	BARC	160[1]	(1.000) [2]	(2)	—	(2)

CECONOMY AG	6/20/22	BARC	235[1]	(1.000) [2]	(3)	(—)	(3)

CECONOMY AG	6/20/22	BARC	390[1]	(1.000) [2]	(4)	(1)	(5)

CECONOMY AG	6/20/22	BARC	390[1]	(1.000) [2]	(4)	(1)	(5)

CECONOMY AG	6/20/22	BARC	555[1]	(1.000) [2]	(6)	(2)	(8)
Dominion Energy
Inc.	6/20/22	JPMC	395	(1.000) [2]	(12)	12	(—)

Exelon Corp.	6/20/22	JPMC	395	(1.000) [2]	(13)	12	(1)

Exelon Corp.	6/20/22	JPMC	635	(1.000) [2]	(21)	19	(2)
Federative
Republic of Brazil	12/20/22	GSI	426	(1.000) [2]	14	(21)	(7)
Federative
Republic of Brazil	12/20/22	BNPSW	2,398	(1.000) [2]	77	(114)	(37)
Federative
Republic of Brazil	12/20/25	GSCM	315	(1.000) [2]	29	(68)	(39)
Federative
Republic of Brazil	12/20/25	BOANA	315	(1.000) [2]	29	(73)	(44)
Republic of
Indonesia	6/20/22	JPMC	585	(1.000) [2]	(4)	(6)	(10)
Republic of
Philippines	12/20/22	BNPSW	600	(1.000) [2]	(11)	11	—
Republic of South
Africa	12/20/20	JPMC	500	(1.000) [2]	2	(25)	(23)

Republic of Turkey	12/20/19	GSCM	2,185	(1.000) [2]	(8)	(25)	(33)

Republic of Turkey	12/20/22	MSCS	1,450	(1.000) [2]	56	(55)	1

Sempra Energy	6/20/22	JPMC	395	(1.000) [2]	(13)	12	(1)

Sempra Energy	6/20/22	JPMC	635	(1.000) [2]	(20)	19	(1)

Total					76	(308)	(232)

							118

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.

Long-Term Investment-Grade Fund

CITNA—Citibank N.A.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

			Fixed
			Interest	Floating
			Rate	Interest		Unrealized
	Future	Notional	Received	Rate		Appreciation
Termination	Effective	Amount	(Paid) [2]	Received	Value	(Depreciation)
Date	Date	($000)	(%)	(Paid) (%)	($000)	($000)
12/20/18	12/20/17[1]	10,653	(1.750)	0.000[3]	(3)	12
12/20/19	12/20/17[1]	12,118	2.000	(0.000)[3]	31	(34)
12/20/22	12/20/17[1]	3,929	2.250	(0.000)[3]	23	38
12/20/24	12/20/17[1]	3,825	2.500	(0.000)[3]	62	(37)
12/20/27	12/20/17[1]	3,535	2.500	(0.000)[3]	33	(44)
12/20/32	12/20/17[1]	17,559	(2.750)	0.000[3]	(476)	299
12/21/37	12/20/17[1]	30,382	2.750	(0.000)[3]	721	(628)
12/20/47	12/20/17[1]	43,489	(2.750)	0.000[3]	(1,080)	1,172
					(689)	778

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify

Long-Term Investment-Grade Fund

significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	986,521	—
Corporate Bonds	—	12,161,967	—
Sovereign Bonds	—	341,008	—
Taxable Municipal Bonds	—	2,036,557	—
Temporary Cash Investments	355,779	269,700	—
Liability for Options Written	(15)	(9)	—
Futures Contracts—Assets[1]	824	—	—

Long-Term Investment-Grade Fund

Futures Contracts—Liabilities[1]	(382)	—	—
Forward Currency Contracts—Assets	—	78	—
Swap Contracts—Assets	872[1]	355	—
Swap Contracts—Liabilities	(75)[1]	(237)	—
Total	357,003	15,795,940	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The

Long-Term Investment-Grade Fund

fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Long-Term Investment-Grade Fund

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

H. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

I. At October 31, 2017, the cost of investment securities for tax purposes was $14,614,410,000. Net unrealized appreciation of investment securities for tax purposes was $1,537,122,000, consisting of unrealized gains of $1,575,998,000 on securities that had risen in value since their purchase and $38,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Long-Term Investment-Grade Fund

Vanguard GNMA Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.8%)
Conventional Mortgage-Backed Securities (94.1%)
1,2	Fannie Mae Pool	2.250%	10/1/26–11/1/26	65,046	63,189
1,2	Fannie Mae Pool	2.500%	10/1/26–11/1/47	16,169	16,117
1,2	Fannie Mae Pool	2.640%	12/1/31	15,675	15,401
1,2	Fannie Mae Pool	2.710%	9/1/31	7,110	7,011
1,2	Fannie Mae Pool	2.720%	9/1/31	1,471	1,458
1,2	Fannie Mae Pool	2.870%	2/1/32	21,360	21,202
1,2	Fannie Mae Pool	2.950%	6/1/31	1,925	1,936
1,2	Fannie Mae Pool	2.960%	6/1/31	2,580	2,615
1,2	Fannie Mae Pool	2.990%	3/1/27	8,533	8,731
1,2	Fannie Mae Pool	3.030%	5/1/29	25,320	25,619
1,2	Fannie Mae Pool	3.050%	7/1/31	2,000	2,033
1,2	Fannie Mae Pool	3.140%	7/1/32	50,388	51,605
1,2	Fannie Mae Pool	3.160%	2/1/27	6,433	6,686
1,2	Fannie Mae Pool	3.170%	4/1/27	8,200	8,468
1,2	Fannie Mae Pool	3.210%	7/1/26–3/1/29	6,589	6,763
1,2	Fannie Mae Pool	3.220%	12/1/26	5,587	5,823
1,2	Fannie Mae Pool	3.230%	2/1/27–8/1/27	5,237	5,458
1,2	Fannie Mae Pool	3.240%	1/1/27	3,753	3,919
1,2	Fannie Mae Pool	3.250%	11/1/23–5/1/32	37,877	39,308
1,2	Fannie Mae Pool	3.260%	2/1/27	6,956	7,271
1,2	Fannie Mae Pool	3.270%	7/1/30	40,538	41,919
1,2	Fannie Mae Pool	3.280%	4/1/27–5/1/29	48,475	50,018
1,2	Fannie Mae Pool	3.290%	6/1/29	22,065	22,750
1,2	Fannie Mae Pool	3.320%	7/1/30	14,200	14,752
1,2	Fannie Mae Pool	3.330%	4/1/32	10,818	11,247
1,2	Fannie Mae Pool	3.340%	1/1/27	2,805	2,934
1,2	Fannie Mae Pool	3.350%	7/1/27–11/1/30	19,299	20,112
1,2	Fannie Mae Pool	3.380%	7/1/27	2,424	2,540
1,2	Fannie Mae Pool	3.410%	7/1/27–5/1/32	9,038	9,483
1,2	Fannie Mae Pool	3.420%	4/1/31	1,510	1,559
1,2	Fannie Mae Pool	3.430%	6/1/30	1,297	1,359
1,2	Fannie Mae Pool	3.460%	9/1/29	6,889	7,213
1,2	Fannie Mae Pool	3.480%	3/1/37	21,644	22,982
1,2	Fannie Mae Pool	3.490%	7/1/30	9,846	10,359
1,2,3Fannie Mae Pool		3.500%	2/1/27–11/1/47	933,515	959,565
1,2	Fannie Mae Pool	3.540%	6/1/30	1,730	1,825
1,2	Fannie Mae Pool	3.550%	2/1/30	8,875	9,313
1,2	Fannie Mae Pool	3.570%	10/1/29	1,046	1,102
1,2	Fannie Mae Pool	3.580%	7/1/29–1/1/31	29,478	31,105
1,2	Fannie Mae Pool	3.590%	9/1/30	50,357	53,236
1,2	Fannie Mae Pool	3.600%	4/1/28	572	599
1,2	Fannie Mae Pool	3.610%	10/1/29	4,749	5,012
1,2	Fannie Mae Pool	3.670%	3/1/28	463	486
1,2	Fannie Mae Pool	3.700%	12/1/25	2,193	2,277
1,2	Fannie Mae Pool	3.750%	7/1/25	4,646	4,964
1,2	Fannie Mae Pool	3.755%	8/1/25	6,909	7,378
1,2	Fannie Mae Pool	3.760%	1/1/26	3,677	3,910
1,2	Fannie Mae Pool	3.765%	12/1/25	42,997	45,745
1,2	Fannie Mae Pool	3.790%	8/1/25	2,470	2,640

1,2	Fannie Mae Pool	3.800%	10/1/23	7,223	7,660
1,2	Fannie Mae Pool	3.820%	11/1/25–11/1/25	10,775	11,502
1,2	Fannie Mae Pool	3.830%	6/1/34	3,335	3,613
1,2	Fannie Mae Pool	3.855%	12/1/25	6,600	7,040
1,2	Fannie Mae Pool	3.870%	10/1/25	11,037	11,824
1,2	Fannie Mae Pool	3.890%	5/1/30	14,241	15,237
1,2	Fannie Mae Pool	3.910%	11/1/25	13,000	13,896
1,2	Fannie Mae Pool	3.930%	11/1/25–3/1/26	7,313	7,822
1,2	Fannie Mae Pool	3.960%	12/1/25–5/1/34	7,428	8,072
1,2	Fannie Mae Pool	3.970%	12/1/25–5/1/29	5,959	6,375
1,2	Fannie Mae Pool	3.990%	9/1/25	9,288	9,803
1,2,3Fannie Mae Pool		4.000%	5/1/46–12/1/47	566,943	594,735
1,2	Fannie Mae Pool	4.060%	9/1/25–3/1/29	15,313	16,513
1,2	Fannie Mae Pool	4.070%	1/1/26	2,249	2,422
1,2	Fannie Mae Pool	4.080%	2/1/29	2,941	3,161
1,2	Fannie Mae Pool	4.150%	10/1/28–1/1/31	74,497	81,213
1,2	Fannie Mae Pool	4.180%	11/1/30	29,667	32,171
1,2	Fannie Mae Pool	4.210%	1/1/26	974	1,057
1,2	Fannie Mae Pool	4.250%	10/1/28–9/1/33	4,507	4,915
1,2	Fannie Mae Pool	4.280%	11/1/28	5,308	5,789
1,2	Fannie Mae Pool	4.380%	10/1/28	9,742	10,696
1,2	Fannie Mae Pool	4.400%	8/1/28	2,200	2,418
1,2	Fannie Mae Pool	4.500%	12/1/40–3/1/44	3,516	3,772
1,2	Fannie Mae Pool	5.180%	2/1/26	2,914	3,318
1,2	Fannie Mae Pool	6.000%	7/1/22	5	6
1,2	Fannie Mae Pool	6.500%	2/1/29–5/1/40	3,017	3,363
1,2	Freddie Mac Gold Pool	2.000%	2/1/32–11/1/32	3,454	3,448
1,2	Freddie Mac Gold Pool	3.000%	6/1/43–12/1/47	7,701	8,205
1,2	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	8,719	9,173
1,2	Freddie Mac Gold Pool	4.500%	4/1/34–11/1/47	3,667	4,261
1,2	Freddie Mac Gold Pool	5.000%	6/1/29–8/1/44	34,666	37,509
1	Ginnie Mae I Pool	2.500%	11/15/42–9/15/43	106,760	104,951
1	Ginnie Mae I Pool	3.000%	1/15/26–11/1/47	1,284,232	1,304,590
1	Ginnie Mae I Pool	3.500%	7/15/39–11/1/47	827,017	863,734
1	Ginnie Mae I Pool	3.750%	7/15/42	3,582	3,777
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	7,014	7,453
1	Ginnie Mae I Pool	4.000%	6/15/19–11/1/47	1,127,563	1,194,393
1	Ginnie Mae I Pool	4.500%	5/15/19–1/15/45	778,913	833,931
1	Ginnie Mae I Pool	5.000%	1/15/30–12/1/47	694,584	759,022
1	Ginnie Mae I Pool	5.500%	9/15/23–11/1/47	458,303	504,910
1	Ginnie Mae I Pool	6.000%	3/15/19–11/1/47	256,442	284,090
1	Ginnie Mae I Pool	6.500%	4/15/23–7/15/40	184,649	197,950
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	55,979	64,282
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	54	55
1,4	Ginnie Mae I Pool	7.500%	10/15/31	21,221	24,533
1	Ginnie Mae I Pool	7.750%	2/15/27	24	24
1	Ginnie Mae I Pool	8.000%	8/15/31	7,925	9,149
1	Ginnie Mae I Pool	8.500%	8/15/18–6/15/28	1,029	1,083
1	Ginnie Mae I Pool	9.000%	4/15/18–5/15/21	9	10
1	Ginnie Mae I Pool	9.500%	5/15/18–8/15/21	205	217
1	Ginnie Mae I Pool	10.000%	3/15/18–7/15/19	3	3
1	Ginnie Mae II Pool	1.500%	6/20/39–6/20/47	1,178	1,015
1	Ginnie Mae II Pool	2.000%	10/20/43–2/20/47	974	877
1	Ginnie Mae II Pool	2.500%	11/20/42–11/1/47	546,412	537,203
1,3	Ginnie Mae II Pool	3.000%	4/20/31–11/1/47	3,810,703	3,859,114
1	Ginnie Mae II Pool	3.500%	10/20/40–11/1/47	5,088,404	5,285,807
1,3	Ginnie Mae II Pool	4.000%	4/20/39–12/1/47	3,355,447	3,528,161
1,3	Ginnie Mae II Pool	4.500%	12/20/32–11/1/47	899,606	964,565

1	Ginnie Mae II Pool	5.000%	10/20/32–3/20/45	360,969	392,116
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	38,886	42,544
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	50,233	56,198
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	1,334	1,492
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	112	127
1	Ginnie Mae II Pool	10.000%	3/20/18–7/20/18		1
					23,407,363
Nonconventional Mortgage-Backed Securities (2.7%)
1,2	Fannie Mae Pool	2.325%	8/1/43	15,100	15,152
1,2	Fannie Mae Pool	2.780%	9/1/44	15,743	15,906
1,2	Fannie Mae REMICS	3.000%	6/25/43–6/25/47	30,669	28,960
1,2	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	5,428	6,075
1,2	Freddie Mac Non Gold Pool	2.269%	8/1/43	22,858	22,877
1,2	Freddie Mac Non Gold Pool	2.293%	9/1/43	9,917	9,912
1,2	Freddie Mac Non Gold Pool	2.710%	10/1/44	28,573	28,643
1,2	Freddie Mac Non Gold Pool	2.801%	7/1/44	9,528	9,572
1,2	Freddie Mac Non Gold Pool	2.838%	10/1/44	13,221	13,283
1,2	Freddie Mac Non Gold Pool	2.916%	4/1/44	14,799	14,856
1,2	Freddie Mac Non Gold Pool	2.933%	9/1/44	10,059	10,080
1,2	Freddie Mac Non Gold Pool	3.104%	10/1/44	22,097	22,200
1,2	Freddie Mac REMICS	3.000%	6/15/41–12/15/46	120,530	117,384
1,2	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	14,905	16,623
1,5	Ginnie Mae REMICS	1.439%	2/20/37	3,792	3,791
1	Ginnie Mae REMICS	2.500%	12/16/39	24,657	24,568
1	Ginnie Mae REMICS	2.350%	5/17/46	35,899	35,395
1	Ginnie Mae REMICS	2.500%	8/16/42–11/20/43	44,572	39,370
1	Ginnie Mae REMICS	2.650%	11/17/48	16,440	16,162
1	Ginnie Mae REMICS	3.000%	3/20/40–5/20/47	68,725	65,331
1	Ginnie Mae REMICS	3.000%	3/20/47	7,105	6,602
1	Ginnie Mae REMICs	3.000%	4/20/47	12,628	12,389
1	Ginnie Mae REMICS	3.250%	8/20/44	7,910	7,249
1	Ginnie Mae REMICS	3.500%	7/20/43–9/20/44	31,882	32,765
1	Ginnie Mae REMICS	3.500%	11/20/45	23,070	23,481
1	Ginnie Mae REMICS	3.750%	7/20/44	1,834	1,881
1	Ginnie Mae REMICS	4.500%	6/20/39	4,945	5,395
1	Ginnie Mae REMICS	5.000%	6/16/37	16,682	18,615
1	Ginnie Mae REMICS	5.500%	8/16/36	14,200	15,159
1,5	Government National Mortgage Assn.	2.700%	5/16/35	13,491	13,102
1	Government National Mortgage Assn.	2.400%	9/16/46	26,869	26,542
					679,320
Total U.S. Government and Agency Obligations (Cost $23,915,050)					24,086,683
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
1,2,5Fannie Mae-Aces 2017-M4		2.597%	12/25/26	102,680	100,492
1,2,5Fannie Mae-Aces 2017-M7		2.961%	2/25/27	71,893	71,767
1,2	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	25,000	26,062
1,2	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	20,500	21,482
1,2,5FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	5,500	5,646
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $226,463)					225,449

Temporary Cash Investments (3.4%)
Repurchase Agreements (2.1%)
Bank of America Securities, LLC
(Dated 10/31/17, Repurchased Value
$36,201,000, collateralized by Government
National Mortgage Assn. 4.000%, 7/20/44,
with a value of $36,924,000)	1.070%	11/1/17	36,200	36,200
Barclays Capital Inc.
(Dated 10/31/17, Repurchased Value
$11,800,000, collateralized by U.S. Treasury
Note/Bond 2.750%-8.125%, 5/15/21-8/15/42,
with a value of $12,036,000)	1.040%	11/1/17	11,800	11,800
Citigroup Global Markets Inc.
(Dated 10/31/17, Repurchased Value
$21,801,000, collateralized by U.S. Treasury
Note/Bond 2.250%, 10/31/24, with a value of
$22,236,000)	1.050%	11/1/17	21,800	21,800
HSBC Bank USA
(Dated 10/31/17, Repurchased Value
$66,302,000, collateralized by U.S. Treasury
Note/Bond 4.625%, 2/15/40, with a value of
$67,631,000)	1.030%	11/1/17	66,300	66,300
HSBC Bank USA
(Dated 10/31/17, Repurchased Value
$28,101,000, collateralized by Federal
National Mortgage Assn. 3.500%-6.000%,
1/1/38-12/1/46, with a value of $28,665,000)	1.040%	11/1/17	28,100	28,100
Societe Generale
(Dated 10/31/17, Repurchased Value
$1,800,000, collateralized by Federal Home
Loan Bank 1.375%, 3/18/19, Federal Home
Loan Mortgage Corp. 1.250%-4.093%,
7/26/19-2/1/47, Federal National Mortgage
Assn. 1.000%-4.500%, 5/21/18-9/1/47,
Government National Mortgage Assn.
2.125%-4.500%, 1/20/26-2/20/47, U.S.
Treasury Note/Bond 9.000%, 11/15/18, with
a value of $1,836,000)	1.070%	11/1/17	1,800	1,800
TD Securities (USA) LLC
(Dated 10/31/17, Repurchased Value
$173,905,000, collateralized by Federal Farm
Credit Bank 1.150%-1.409, 11/27/17-2/3/20,
Federal Home Loan Bank 1.125%-1.750%,
4/26/19-7/14/21, Federal Home Loan
Mortgage Corp. 1.250%-1.375%, 4/20/20-
6/5/20, Federal National Mortgage Assn.
1.500%-6.625%, 2/19/19-10/1/47, U.S.
Treasury Note/Bond 1.143%-1.263%,
4/30/18-4/30/19, with a value of
$177,378,000)	1.040%	11/1/17	173,900	173,900

GNMA Fund

Wells Fargo & Co.
(Dated 10/31/17, Repurchased Value
$186,505,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%,
8/1/47, Federal National Mortgage Assn.
2.650%-4.000%, 6/1/47-11/1/47, with a
value of $190,230,000)	1.060%	11/1/17	186,500	186,500
				526,400

			Shares
Money Market Fund (1.3%)
6 Vanguard Market Liquidity Fund	1.246%		3,272,853	327,318
Total Temporary Cash Investments (Cost $853,686)				853,718
Total Investments (101.1%) (Cost $24,995,199)				25,165,850
Other Assets and Liabilities-Net (-1.1%)7,8				(280,686)
Net Assets (100%)				24,885,164

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
4 Securities with a value of $22,753,000 have been segregated as initial margin for open futures contracts.
5 Adjustable-rate security based on 1-month USD LIBOR plus spread.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Cash of $310,000 has been segregated as collateral for certain open To Be Announced (TBA) transactions.
8 Cash of $27,505,000 has been segregated as initial margin for open cleared swap contracts.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2017	7,304	912,544	(239)
5-Year U.S. Treasury Note	December 2017	2,342	274,453	(2,657)
				(2,896)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

GNMA Fund

Centrally Cleared Interest Rate Swaps

			Fixed
			Interest
			Rate	Floating
	Future	Notional	Received	Interest Rate		Unrealized
Termination	Effective	Amount	(Paid)[1]	Received	Value	Appreciation
Date	Date	($000)	(%)	(Paid) (%)	($000)	(Depreciation) ($000)
5/15/24	N/A	349,500	(2.202)	1.255[2]	(558)	(558)
7/14/27	N/A	292,775	(2.275)	1.359[2]	1,501	1,501
					943	943

1 Fixed interest payment received/paid semi-annually.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At October 31, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $9,634,000 in connection with TBA transactions.

GNMA Fund

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

GNMA Fund

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended July 31, 2017, the average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

GNMA Fund

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	24,086,683	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	225,449	—
Temporary Cash Investments	327,318	526,400	—
Futures Contracts—Liabilities 1	(735)	—	—
Swap Contracts—Assets 1	102	—	—
Swap Contracts—Liabilities 1	(30)	—	—
Total	326,655	24,838,532	—
1 Represents variation margin on the last day of the reporting period.

At October 31, 2017, the cost of investment securities for tax purposes was $24,998,672,000. Net unrealized appreciation of investment securities for tax purposes was $167,178,000, consisting of unrealized gains of $300,945,000 on securities that had risen in value since their purchase and $133,767,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (16.1%)
U.S. Government Securities (16.1%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	404,691	405,796
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	41,800	44,024
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	71,300	71,567
	United States Treasury Note/Bond	1.500%	8/31/18	769,000	769,361
1	United States Treasury Note/Bond	1.375%	9/30/18	795,000	794,253
	United States Treasury Note/Bond	0.750%	10/31/18	544,000	540,089
1	United States Treasury Note/Bond	1.500%	12/31/18	514,400	514,318
	United States Treasury Note/Bond	1.125%	1/15/19	422,900	420,984
	United States Treasury Note/Bond	1.250%	1/31/19	211,000	210,308
	United States Treasury Note/Bond	1.500%	2/28/19	190,000	189,941
	United States Treasury Note/Bond	0.750%	7/15/19	450	444
	United States Treasury Note/Bond	1.000%	8/31/19	19	19
	United States Treasury Note/Bond	1.625%	8/31/19	430,000	430,202
	United States Treasury Note/Bond	0.875%	9/15/19	79,270	78,230
2	United States Treasury Note/Bond	1.375%	2/15/20	558,687	555,195
	United States Treasury Note/Bond	1.375%	3/31/20	157,000	155,871
	United States Treasury Note/Bond	1.625%	6/30/20	75,000	74,848
	United States Treasury Note/Bond	1.500%	7/15/20	773,400	769,053
	United States Treasury Note/Bond	1.625%	7/31/20	76,000	75,822
3	United States Treasury Note/Bond	1.375%	8/31/20	400,000	396,188
1	United States Treasury Note/Bond	2.125%	8/31/20	940,000	950,284
	United States Treasury Note/Bond	1.375%	9/30/20	457,000	452,288
	United States Treasury Note/Bond	2.000%	9/30/20	75,000	75,562
1,3	United States Treasury Note/Bond	1.375%	10/31/20	485,000	479,772
3	United States Treasury Note/Bond	1.625%	11/30/20	749,000	745,839
1	United States Treasury Note/Bond	2.000%	11/30/20	446,000	449,068
	United States Treasury Note/Bond	1.875%	9/30/22	620,000	615,933
	United States Treasury Note/Bond	1.500%	8/15/26	3,840	3,584
					10,268,843
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6Fannie Mae Pool		2.625%	12/1/32	251	257
4,5,6Fannie Mae Pool		3.080%	5/1/33	1,589	1,682
4,5,6Fannie Mae Pool		3.103%	6/1/33	1,691	1,759
4,5,6Fannie Mae Pool		3.310%	7/1/32	261	277
4,5,7Fannie Mae Pool		3.433%	2/1/37	838	889
4,5,7Fannie Mae Pool		3.500%	9/1/32	208	219
4,5,7Fannie Mae Pool		3.510%	8/1/37	472	490
4,5,7Fannie Mae Pool		3.535%	8/1/33	2,788	2,903
4,5,7Fannie Mae Pool		3.587%	7/1/33	2,223	2,289
4,5,7Fannie Mae Pool		3.721%	5/1/33	318	338
4,5,6Freddie Mac Non Gold Pool		3.351%	8/1/32	552	588
4,5,6Freddie Mac Non Gold Pool		3.375%	8/1/32	676	697
4,5,8Freddie Mac Non Gold Pool		3.486%	10/1/32	434	461
4,5,8Freddie Mac Non Gold Pool		3.500%	8/1/37	1,877	1,970
4,5,6Freddie Mac Non Gold Pool		3.504%	9/1/32	54	59

4,5,8Freddie Mac Non Gold Pool		3.586%	1/1/33	279	302
4,5,8Freddie Mac Non Gold Pool		3.643%	9/1/32	780	799
4,5,8Freddie Mac Non Gold Pool		3.711%	2/1/33–8/1/33	842	887
					16,866
Total U.S. Government and Agency Obligations (Cost $10,339,045)					10,285,709
Asset-Backed/Commercial Mortgage-Backed Securities (18.1%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	11,675	11,676
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	4,315	4,319
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	20,510	20,440
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	75,260	75,307
4,9	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	12,784	13,372
4,9	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	3,360	3,539
4,9	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	17,293	17,961
4,9	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	15,393	15,794
4,9	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	6,662	6,928
4,9	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	2,830	3,006
4,9	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	15,984	17,067
4,9	Americold 2010 LLC Trust Series 2010-ARTA	6.811%	1/14/29	11,185	12,345
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,519	1,519
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,550
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	579	579
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,685
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	3,308	3,313
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	7,170	7,218
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	4,586	4,593
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	9,220	9,241
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	14,963	14,962
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	7,120	7,135
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	12,055	12,170
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	8,900	8,986
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	15,068	15,079
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	9,420	9,523
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	6,820	6,952
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	15,130	15,122
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	4,770	4,786
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	5,600	5,656

4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	9,390	9,613
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	10,170	10,133
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	25,630	25,611
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	78,970	78,908
4,9	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	13,390	13,583
4,9	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	6,105	5,996
4,9	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	13,740	13,613
4,9	ARL Second LLC 2014-1A	2.920%	6/15/44	15,882	15,608
4,9	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	15,105	15,685
4,9	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	15,210	15,186
4,9	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	29,200	29,423
4,9	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	34,860	34,778
4,9	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	43,123	43,193
4,9	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	3,181	3,212
4,9	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	7,640	7,718
4,9	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,965
4	Banc of America Commercial Mortgage Trust
	2008-1	6.254%	2/10/51	22,404	22,581
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	6,740	7,080
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.366%	9/15/48	1,600	1,616
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	3,370	3,486
4,10 Banc of America Funding 2006-H Trust		3.657%	9/20/46	12,602	11,838
4	BANK 2017 - BNK4	3.625%	5/15/50	24,660	25,834
4	BANK 2017 - BNK5	3.390%	6/15/60	23,820	24,499
4	BANK 2017 - BNK6	3.518%	7/15/60	13,190	13,705
4	BANK 2017 - BNK7	3.435%	9/15/60	16,580	17,126
4,11 BANK 2017 - BNK8		3.488%	11/15/50	33,600	34,607
4	Bank of America Mortgage 2002-J Trust	4.259%	9/25/32	18	18
4,9,12 Bank of America Student Loan Trust 2010-1A		2.167%	2/25/43	12,221	12,277
	Bank of Nova Scotia	1.875%	4/26/21	62,747	61,867
9	Bank of Nova Scotia	1.875%	9/20/21	28,850	28,337
4,10 Bear Stearns ARM Trust 2006-4		3.412%	10/25/36	21,223	20,618
4,10 Bear Stearns ARM Trust 2007-3		3.667%	5/25/47	14,265	14,357
4,7,9BMW Floorplan Master Owner Trust 2015-1A		1.739%	7/15/20	59,345	59,484
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	22,040	22,055
4	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	6,860	6,860
4,12 Brazos Higher Education Authority Inc. Series
	2005-3	1.528%	6/25/26	11,497	11,430
4,12 Brazos Higher Education Authority Inc. Series
	2011-1	2.117%	2/25/30	19,909	20,028
4,7	Cabela's Credit Card Master Note Trust 2015-
	2	1.909%	7/17/23	25,050	25,225
4,9	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	4,650	4,628

4,9	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	8,721	8,633
4,9	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	13,690	13,804
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	8,400	8,391
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	7,160	7,135
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	6,520	6,494
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	3,180	3,175
4,9	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.050%	3/19/21	8,130	8,110
4,9	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.286%	1/19/22	5,710	5,690
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	3,384	3,387
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	730	730
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	11,935	11,962
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	3,096	3,100
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	4,100	4,120
4	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	5,440	5,527
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	22,240	22,270
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	20,360	20,423
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	6,170	6,197
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	6,880	6,952
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	1,630	1,647
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	10,290	10,275
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	6,110	6,102
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	3,360	3,346
4,9,11 Capital Auto Receivables Asset Trust 2017-1		2.020%	8/20/21	12,160	12,159
4,9,11 Capital Auto Receivables Asset Trust 2017-1		2.220%	3/21/22	8,480	8,478
4	Capital One Multi-Asset Execution Trust 2015-
	A4	2.750%	5/15/25	34,810	35,523
4	Capital One Multi-Asset Execution Trust 2017-
	A4	1.990%	7/17/23	90,380	90,316
4,7	Capital One Multi-Asset Execution Trust 2017-
	A5	1.818%	7/15/27	47,560	47,672
4,7,9CARDS II Trust 2016-1A		1.939%	7/15/21	56,125	56,297
4	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	2,530	2,530
4	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	4,730	4,736
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	5,850	5,896
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	3,875	3,871
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	5,560	5,602
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	4,850	4,819
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	5,800	5,810
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	5,740	5,682
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	4,050	4,005
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	12,120	12,123
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	6,860	6,863
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	3,240	3,238
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	3,240	3,237
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	2,005	1,965
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	39,840	41,765
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	12,810	13,207
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	28,212	29,063
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	17,776	17,838

4,9	CFCRE Commercial Mortgage Trust 2011-C2	5.754%	12/15/47	14,930	16,606
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	25,764	26,085
4,9	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	73,134	73,154
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	3.457%	11/19/33	790	788
4,10 CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.245%	3/20/36	9,105	8,077
4,10 CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.407%	2/25/47	10,107	9,078
4,9	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	4,629	4,632
4,9	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	5,185	5,198
4,9	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	10,230	10,260
4,9	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	700	708
4,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	16,900	16,964
4,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.700%	12/15/20	6,525	6,560
4,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	10,155	10,343
4,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	15,545	15,891
4,9	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	5,040	5,073
4,9	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	26,030	26,426
4,9	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	10,730	10,689
4,9	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	5,960	5,906
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	6,118	6,236
4,9	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,179
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,488	3,490
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,350	6,491
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	22,559	22,748
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,604
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	3,786	4,103
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	19,843	21,256
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	6,872	7,149
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	40,226	42,692
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	25,685	26,961
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	12,426	12,732

4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	5,394	5,611
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.462%	7/10/47	6,380	6,365
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	18,100	18,570
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	40,950	42,754
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	6,146	6,418
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.531%	10/10/47	1,035	1,034
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	38,271	38,666
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	27,532	29,041
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	28,246	29,824
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.570%	9/10/58	4,000	3,987
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	47,360	48,124
4,11 Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	29,470	30,352
4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	42,951	44,401
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	9,500	9,773
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.272%	9/15/50	9,500	9,531
4,10 Citigroup Mortgage Loan Trust 2007-AR8		3.587%	7/25/37	832	799
4,9	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	21,089	21,236
4,9	CLI Funding V LLC 2013-1A	2.830%	3/18/28	13,898	13,731
4,7,9Colony American Homes 2014-1A		2.387%	5/17/31	11,344	11,359
4,7,9Colony American Homes 2014-1A		2.587%	5/17/31	15,545	15,538
4,7,9Colony American Homes 2014-2		2.587%	7/17/31	10,473	10,480
4,7,9Colony American Homes 2015-1		2.737%	7/17/32	821	822
4,7,9Colony American Homes 2015-1A		2.437%	7/17/32	10,904	10,918
4,7,9Colony Starwood Homes 2016-1A Trust		2.738%	7/17/33	8,474	8,519
4,7,9Colony Starwood Homes 2016-1A Trust		3.388%	7/17/33	3,740	3,773
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,999
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,273
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	23,416	23,724
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	12,316	12,606
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	10,971	11,121
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	1,990	2,016
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,669
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	19,839	20,048
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	9,520	9,951
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	13,320	14,212
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	43,975	47,465
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,234
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	7,790	8,194
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	41,651	44,469
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	26,960	29,055
4	COMM 2013-CCRE13 Mortgage Trust	4.746%	11/12/46	4,517	4,904
4	COMM 2013-CCRE13 Mortgage Trust	4.746%	11/12/46	8,240	8,553

4,9	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	17,360	17,495
4,9	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	2,380	2,367
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	2,910	3,007
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	40,399	42,270
4	COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	27,409	29,632
4,9	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	11,250	11,991
4,9	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	12,690	13,152
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	21,393	21,582
4,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,146
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	13,605	14,663
4,9	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	20,054
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	4,149
4,9	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,528
4,9	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	33,245	34,534
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	1,915	2,031
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	17,690	19,029
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	15,911	16,076
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	20,250	21,586
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	13,450	14,347
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,930	2,017
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	47,271	50,138
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	27,380	28,825
4	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	10,175	10,451
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	9,572	9,992
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	28,552	30,088
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,520	1,565
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	36,585	38,211
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	36,723	38,219
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	11,570	12,230
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	36,015	36,965
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	19,415	20,427
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	31,421	33,195
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	22,007	23,026
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	11,974	12,515
4	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	8,118	8,319
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	18,400	18,760
9	Commonwealth Bank of Australia	2.000%	6/18/19	19,400	19,396
9	Commonwealth Bank of Australia	2.125%	7/22/20	63,480	63,440
4,9	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	42,700	43,521
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.307%	2/15/41	19,686	19,849
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	14,528	15,048
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	42,350	43,766
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	16,636	17,437
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.358%	8/15/48	10,600	10,617
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	39,572	41,404
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.536%	11/15/48	7,660	7,859
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	39,930	40,839
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	31,360	31,871
4,9	DB Master Finance LLC 2017-1A	3.629%	11/20/47	11,560	11,650
4,9	DB Master Finance LLC 2017-1A	4.030%	11/20/47	8,660	8,689
4	DBJPM 16-C1 Mortgage Trust	3.351%	5/10/49	2,050	1,964
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	21,940	22,445
4,9	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	18,700	18,700
4,9	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	10,090	10,095
4,7	Discover Card Execution Note Trust 2017-A5	1.839%	12/15/26	33,850	34,181
4,9	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	4,960	4,990

4,9	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	5,860	5,977
4,9	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	9,166	9,201
4,9	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	10,490	10,722
4,9	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	12,327	12,384
4,9	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	15,845	16,277
4,9	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	21,043	21,224
4,9	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	25,000	25,758
4,9	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	7,780	7,893
4,9	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	6,693	6,706
4,9	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	15,770	15,938
4,9	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	22,190	22,945
4,9	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	19,218	19,224
4,9	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	20,820	20,880
4,9	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	23,090	23,796
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	12,160	12,164
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	2,400	2,426
4	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	23,900	23,900
4	Drive Auto Receivables Trust 2017-3	1.850%	4/15/20	6,850	6,850
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	20,350	20,352
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	25,870	25,943
4,7,9Edsouth Indenture No 9 LLC 2015-1		2.038%	10/25/56	20,927	20,978
4,9	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	11,850	11,853
4,9	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	24,390	24,392
4,9	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	9,650	9,575
4,9	Enterprise Fleet Financing LLC Series 2017-3	2.360%	5/20/23	11,710	11,707
4,7,9Evergreen Credit Card Trust Series 2016-3		1.739%	11/16/20	27,030	27,131
4,7,9Evergreen Credit Card Trust Series 2017-1		1.499%	10/15/21	50,870	50,908
4,5,7Fannie Mae Connecticut Avenue Securities
	2015-C04	2.938%	4/25/28	170	170
4,5,7Fannie Mae Connecticut Avenue Securities
	2016-C04	2.688%	1/25/29	5,839	5,889
4,5,7Fannie Mae Connecticut Avenue Securities
	2016-C05	2.588%	1/25/29	2,806	2,821
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	19,256	19,063
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	15,880	15,836
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	6,470	6,334
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	5,760	5,650
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	28,420	29,478
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	26,950	28,095
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	10,870	11,173
4,10 First Horizon Mortgage Pass-Through Trust
	2006-AR3	3.049%	11/25/36	6,983	6,094
10	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.060%	1/25/37	13,096	11,642
4,7	First National Master Note Trust 2017-2	1.677%	10/16/23	17,910	17,923
4,9	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	16,140	16,087
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	16,270	16,288
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	29,900	29,902
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	15,130	15,137
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	12,800	12,801
4,9	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	20,498	20,616

4,9	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	9,831	9,873
4,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	29,520	29,730
4,9	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	7,475	7,514
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	12,035	12,026
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	5,380	5,394
4,9	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	61,000	61,489
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	7,040	6,971
4,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	20,800	20,858
4,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	74,340	73,570
4,9	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	21,295	21,494
4,9	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	38,380	38,186
4,9	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	6,826	6,762
4,9	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	13,976	13,828
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,188
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,634
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,650
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	4,473	4,483
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	23,545	23,733
4,7	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.769%	7/15/20	48,100	48,215
4	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	60,820	60,889
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.488%	10/25/28	439	440
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.438%	10/25/28	2,570	2,607
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.338%	12/25/28	2,327	2,332
4,5,7Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.238%	12/25/28	6,490	6,618
4,9	FRS I LLC 2013-1A	1.800%	4/15/43	1,812	1,806
4,9	FRS I LLC 2013-1A	3.080%	4/15/43	27,964	27,874
4	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	6,350	6,352
4	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	6,120	6,125
4	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	5,440	5,457
4	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	17,049	17,049
4	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	3,550	3,560
4	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	7,820	7,877
4	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	7,820	7,896
4	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	6,500	6,478
4	GM Financial Automobile Leasing Trust 2017-
	3	2.010%	11/20/20	21,480	21,448
4	GM Financial Automobile Leasing Trust 2017-
	3	2.120%	9/20/21	4,660	4,652

4	GM Financial Automobile Leasing Trust 2017-
	3	2.400%	9/20/21	8,440	8,412
4	GM Financial Automobile Leasing Trust 2017-
	3	2.730%	9/20/21	5,140	5,110
4,9	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	8,590	8,577
4,9	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	2,650	2,644
4,10 GMACM Mortgage Loan Trust 2005-AR6		3.669%	11/19/35	2,660	2,508
4,9	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	58,850	58,848
4,9	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	9,360	9,357
4,7,9GMF Floorplan Owner Revolving Trust 2016-1		2.089%	5/17/21	40,750	41,107
4,9	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	12,009	12,001
4,9	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	8,830	8,743
4,7,9GMF Floorplan Owner Revolving Trust 2017-1		1.809%	1/18/22	330	332
4,9	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	54,900	54,633
4,9	GMF Floorplan Owner Revolving Trust 2017-2	2.440%	7/15/22	17,100	17,019
4,9	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	9,380	9,333
4,7,9Golden Credit Card Trust 2015-1A		1.679%	2/15/20	59,900	59,956
4,9	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	53,490	53,434
4,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	76,602	75,910
4,9	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	20,500	21,108
4,9	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	4,920	4,886
4,9	GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	36,047	36,118
4	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	24,410	25,139
4,9	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	32,716	34,014
4,9	GS Mortgage Securities Trust 2010-C2	5.183%	12/10/43	3,530	3,761
4,9	GS Mortgage Securities Trust 2011-GC3	5.632%	3/10/44	2,280	2,455
4,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,084
4	GS Mortgage Securities Trust 2012-GCJ7	5.702%	5/10/45	7,150	7,653
4	GS Mortgage Securities Trust 2013-GC13	4.033%	7/10/46	22,934	24,749
4,9	GS Mortgage Securities Trust 2013-GC13	4.066%	7/10/46	5,650	5,679
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	13,060	13,307
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	8,250	8,344
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	20,890	20,980
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,560
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	22,020	23,302
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,405	53,194
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	41,343	44,106
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	1,410	1,459
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	44,760	47,535
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	13,246	13,810
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	10,665	11,188
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	17,556	17,798
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	27,150	28,430
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	39,290	39,741
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40,515	41,732
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,551	15,355
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	22,432	23,201
4	GS Mortgage Securities Trust 2015-GC34	4.654%	10/10/48	12,080	12,321
9	GTP Acquisition Partners I LLC	3.482%	6/16/25	26,340	26,157
4,9	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	6,785	6,732
4,9	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	60,810	60,745
4,9	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	9,920	9,922
4,9	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	5,330	5,314

4,9	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	6,800	6,709
4,9	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	9,570	9,580
4,9	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	18,190	18,251
4,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	3,950	4,070
4,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	30,910	30,683
4,9	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	14,750	15,062
4,9	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	21,250	21,255
4,9	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	16,395	16,406
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,508
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,483
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	8,350	8,358
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	5,710	5,727
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	10,050	10,080
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	3,510	3,524
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	8,360	8,379
12	Illinois Student Assistance Commission Series
	2010-1	2.364%	4/25/22	3,833	3,846
4,7,9Invitation Homes 2014-SFR2 Trust		2.337%	9/17/31	11,129	11,129
4,7,9Invitation Homes 2014-SFR2 Trust		2.837%	9/17/31	8,980	8,980
4,7,9Invitation Homes 2015-SFR2 Trust		2.587%	6/17/32	7,315	7,338
4,7,9Invitation Homes 2015-SFR2 Trust		2.887%	6/17/32	2,850	2,858
4,7,9Invitation Homes 2015-SFR3 Trust		2.987%	8/17/32	3,200	3,204
4,9	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,791	15,122
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	335	336
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	6,517
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	1,337	1,393
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	368	373
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,311	3,455
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.662%	11/15/43	7,100	7,464
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.662%	11/15/43	6,225	6,580
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	7,952	8,017
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	27,191	28,865
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,103
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	4,100	4,465
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	2,778	2,938
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	16,114	16,739
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	12,562	12,671
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	4,099
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	27,000	28,435

4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,818	5,959
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	40,130	40,728
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	15,150	16,182
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.052%	1/15/46	9,350	9,588
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	9,630	10,007
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	2,330	2,455
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	14,880	15,963
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	14,600	15,635
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.910%	12/15/46	21,150	22,726
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.975%	12/15/46	9,770	10,280
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	28,354	28,858
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	14,370	15,075
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	12,517	12,884
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,866	18,770
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.030%	7/15/45	7,520	7,891
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,112
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	13,870	14,913
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	5,549	5,597
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,206
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	29,277
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	19,044
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/45	13,495	14,310
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	22,860	24,676
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	36,630	39,325
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	12,950	13,785
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	13,200	14,022
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	5,850	6,079
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	10,310	10,814

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	29,560	29,898
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	48,480	50,367
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	16,945	17,254
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	23,680	24,404
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	47,490	50,312
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	15,901	16,830
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	18,680	19,742
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	12,061	12,597
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	22,187	23,303
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	33,410	35,094
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	20,090	20,751
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	10,453	10,677
4,9	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	18,640	19,101
4,9	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	12,928
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	3.252%	4/25/34	674	678
4,7	MBNA Credit Card Master Note Trust 2004-
	A3	1.499%	8/16/21	30,595	30,679
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.953%	2/25/33	1,210	1,196
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.573%	7/25/33	508	515
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	941	945
4,9	Miramax LLC 2014-1A	3.340%	7/20/26	2,403	2,416
4,9	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	1,680	1,681
4,9	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	9,743	9,757
4,9	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	33,860	33,919
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	21,548	22,064
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	2,000	2,088
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	5,796	5,851
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	7/15/46	3,372	3,369
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.082%	7/15/46	28,493	30,525
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	6,871	6,925
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	8,445	8,923
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.169%	8/15/46	45,116	48,002
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	8,080	8,409

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	3,830	4,127
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	8,300	8,831
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	6,400	6,470
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	2,940	2,993
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	27,425	27,914
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	16,600	17,651
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	17,500	18,537
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	43,080	45,210
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	22,440	23,875
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.892%	4/15/47	1,895	1,980
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	38,845	40,939
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	9,540	10,011
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.322%	6/15/47	22,920	23,910
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.755%	6/15/47	12,300	12,611
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	32,178	33,979
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	7,460	7,723
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	13,400	14,142
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	23,220	23,976
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	45,626	46,372
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.451%	7/15/50	4,230	4,337
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	11,828	12,371
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	20,280	20,898
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	2,312	2,425
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	7,814	8,104
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.752%	5/15/49	2,210	2,306
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	28,827	30,128
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2017-C34	3.536%	11/15/52	19,660	20,424
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	16,052	16,489
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,569
4,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,287	17,323

4,9	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	27,955	29,369
4,9	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	24,440	25,154
4,9	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	28,871	29,892
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	30,004	31,664
4	Morgan Stanley Capital I Trust 2015-UBS8	4.589%	12/15/48	11,440	11,609
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,437	7,238
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	3.158%	6/25/36	6,614	6,598
4,7,9Motor plc 2017 1A		1.768%	9/25/24	45,520	45,949
4,9	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	37,985	37,825
9	National Australia Bank Ltd.	2.250%	3/16/21	2,360	2,356
4,7	Navient Student Loan Trust 2015-3	1.888%	6/26/56	23,540	23,604
4,7,9Navient Student Loan Trust 2016-3		2.088%	6/25/65	7,990	8,080
4,7,9Navient Student Loan Trust 2016-6A		1.988%	3/25/66	30,520	30,857
4,7,9Navient Student Loan Trust 2017-4A		1.738%	9/27/66	11,080	11,115
4,7,9Navient Student Loan Trust 2017-A		1.640%	12/16/58	19,280	19,280
4,9	Navient Student Loan Trust 2017-A	2.880%	12/16/58	17,580	17,578
4,7,9Navistar Financial Dealer Note Master Trust II
	2016-1A	2.588%	9/27/21	28,280	28,484
4,7	New Mexico Educational Assistance
	Foundation 2013-1	1.935%	1/2/25	17,082	17,041
4,9	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	15,220	15,310
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	30,500	30,463
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	8,520	8,528
12	North Carolina State Education Assistance
	Authority 2011-1	2.267%	1/26/26	2,332	2,332
4,9	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	10,612
4,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,360	8,362
4,7,9Pepper Residential Securities Trust 2017A-
	A1UA	2.338%	3/10/58	24,233	24,236
4,7,9Pepper Residential Securities Trust 2018A-
	A1UA	2.188%	3/12/47	3,785	3,782
4,7,9,11 Pepper Residential Securities Trust 2019A-
	A1U1	0.000%	10/12/18	28,700	28,700
4,9	PFS Financing Corp 2017-B	2.220%	7/15/22	20,500	20,397
4,7,9PFS Financing Corp. 2015-AA		1.859%	4/15/20	10,150	10,163
4,7,9PFS Financing Corp. 2017-C		1.708%	10/15/21	32,830	32,830
4,9	PFS Financing Corp. 2017-D	2.400%	10/17/22	34,130	34,139
4,7,9PHEAA Student Loan Trust 2016-2A		2.188%	11/25/65	34,780	34,868
4,9	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	13,289	13,288
4,9	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	7,215	7,224
4,9	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	25,052	25,104
4,9	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	9,310	9,490
4,9,12 Resimac Premier Series 2014-1A		2.010%	12/12/45	8,606	8,608
4,7,9Resimac Premier Series 2016-1A		2.628%	10/10/47	54,828	54,969
4,10 RFMSI Series 2006-SA2 Trust		4.477%	8/25/36	15,299	13,128
4,10 RFMSI Series 2006-SA3 Trust		4.698%	9/25/36	4,954	4,445
	Royal Bank of Canada	2.200%	9/23/19	7,813	7,840
	Royal Bank of Canada	2.100%	10/14/20	2,287	2,280
4	Royal Bank of Canada	1.875%	2/5/21	8,785	8,738
	Royal Bank of Canada	2.300%	3/22/21	7,976	7,943
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	14,985	15,288

4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	17,387	17,411
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	24,580	24,810
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	24,440	24,532
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	6,995	7,010
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	4,600	4,638
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	4,120	4,185
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	20,710	20,681
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	33,200	33,318
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	11,550	11,523
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	5,760	5,805
9	SBA Tower Trust	3.156%	10/8/20	10,760	10,874
4,9	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	13,860	13,789
4,9	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	12,930	12,809
4,9	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	10,240	10,240
4,9	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	5,709	5,793
4,9	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	34,753	35,330
4,9	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	12,552	12,920
4,9	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	3,855	3,880
4,7,9SLM Private Education Loan Trust 2013-A		2.289%	5/17/27	19,083	19,193
4,9	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	8,000	8,000
4,9	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	13,677	13,669
4,9	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	14,700	14,735
4,9	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	5,860	5,990
4,9	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	3,814	3,832
4,9	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	4,100	4,186
4,12 SLM Student Loan Trust 2005-5		1.467%	4/25/25	7,725	7,719
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	4,780	4,713
4,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	14,040	14,026
4,7,9SMB Private Education Loan Trust 2016-B		2.689%	2/17/32	12,690	13,002
4,7,9SMB Private Education Loan Trust 2016-C		2.339%	9/15/34	12,920	13,153
4,7,9SMB Private Education Loan Trust 2017-A		2.139%	9/15/34	15,573	15,708
4,9	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	19,780	19,777
4,9	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	9,990	10,006
4,9	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	6,120	6,084
4,9	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	6,405	6,337
4,7,9SoFi Professional Loan Program 2016-D LLC		2.188%	1/25/39	5,710	5,765
4,9	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	2,112	2,091
4,9	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	14,150	14,189
4,7,9SoFi Professional Loan Program 2017-C LLC		1.838%	7/25/40	3,500	3,496
4,9	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	7,540	7,536
4,9	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	42,320	42,234
4,9	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	9,940	9,942
9	Stadshypotek AB	1.750%	4/9/20	15,923	15,777

4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	8,025	8,096
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	34,390	34,673
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	48,153	48,280
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,935	16,828
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	29,333	29,109
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	31,940	32,095
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	9,688	9,722
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	13,000	13,041
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,348
4,9	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	8,468	8,765
4,9	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	13,582	14,392
4,9	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	401	401
4,9	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	24,260	25,049
9	Toronto-Dominion Bank	2.250%	3/15/21	2,210	2,212
4,9	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	47,250	47,070
4,7,9Trillium Credit Card Trust II 2016-1A		1.960%	5/26/21	125,220	125,634
4,9	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	4,240	4,242
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,313
4,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	25,038	25,356
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	9,054	9,113
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	7,560	7,778
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	2,304	2,360
4,9	Verizon Owner Trust 2017-2A	1.920%	12/20/21	40,800	40,750
4,9	Verizon Owner Trust 2017-3	2.060%	4/20/22	30,000	30,004
4,9	Verizon Owner Trust 2017-3	2.380%	4/20/22	17,380	17,385
4,9	Verizon Owner Trust 2017-3	2.530%	4/20/22	18,650	18,610
4,9	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	13,561	13,773
4,9	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	11,130	11,578
4,9	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	3,270	3,376
4,9	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	2,450	2,519
4,9	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	9,160	9,166
4,9	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	9,220	9,188
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.060%	1/25/33	126	124
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	3.126%	8/25/33	779	788
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	3.302%	9/25/33	1,102	1,128
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	29,945	30,373
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,684

4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,463
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	35,262	37,926
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.294%	7/15/46	4,906	5,214
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	43,100	45,667
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	7,100	7,467
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	12,250	12,865
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	6,830	7,007
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	3,285	3,369
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	26,570	26,808
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	36,515	36,811
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	32,460	33,623
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	54,193	56,755
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	12,420	12,496
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	22,214	22,935
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	20,610	21,629
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	17,222	18,139
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.497%	9/15/58	11,490	11,767
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	18,856	20,006
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	8,550	9,085
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.541%	9/15/58	14,300	14,332
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	32,455	34,215
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	21,780	22,681
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	11,500	12,187
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	31,360	32,389
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	31,290	32,226
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	45,250	47,103
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	17,250	17,980
4,7	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	1.889%	1/20/22	17,030	17,132

4,10 Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.624%	10/25/36	10,464	9,910
4,9	Wendys Funding LLC 2015-1A	3.371%	6/15/45	1,201	1,208
4,9	Wendys Funding LLC 2015-1A	4.080%	6/15/45	16,003	16,300
4,9	Wendys Funding LLC 2015-1A	4.497%	6/15/45	6,360	6,494
9	Westpac Banking Corp.	2.000%	3/3/20	30,961	30,871
9	Westpac Banking Corp.	2.250%	11/9/20	23,930	23,882
9	Westpac Banking Corp.	2.100%	2/25/21	2,395	2,376
4,9	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	35,485	36,848
4,9	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,719	12,355
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	10,955	11,085
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,800	12,219
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,270
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,491	4,587
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	24,482	24,791
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,907
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,249
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	23,391
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	14,980	16,054
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,908
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	3,500	3,625
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	9,770	10,455
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	6,710	7,002
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	27,830	29,902
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.660%	12/15/46	5,775	6,238
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	4,115	4,311
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	23,553	25,270
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	40,481	43,252
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	11,110	11,500
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	4,500	4,541
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	1,665	1,706
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	45,230	47,300
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	7,130	7,284
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	12,290	12,203
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	10,655	11,352
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	24,615	25,664

4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	2,690	2,821
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	46,983	50,299
4 World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	18,425	18,270
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,502,420)				11,603,030
Corporate Bonds (53.5%)
Finance (26.8%)
Banking (22.9%)
9 ABN AMRO Bank NV	1.800%	6/4/18	28,325	28,341
9 ABN AMRO Bank NV	2.500%	10/30/18	15,915	16,018
American Express Co.	7.000%	3/19/18	19,387	19,787
American Express Co.	2.200%	10/30/20	173,250	172,909
American Express Credit Corp.	1.875%	11/5/18	36,146	36,170
American Express Credit Corp.	2.125%	3/18/19	17,349	17,410
American Express Credit Corp.	1.875%	5/3/19	51,135	51,083
American Express Credit Corp.	2.250%	8/15/19	24,247	24,381
American Express Credit Corp.	1.700%	10/30/19	13,020	12,958
American Express Credit Corp.	2.200%	3/3/20	58,315	58,449
American Express Credit Corp.	2.375%	5/26/20	34,000	34,217
American Express Credit Corp.	2.250%	5/5/21	24,988	24,974
American Express Credit Corp.	2.700%	3/3/22	7,470	7,544
9 ANZ New Zealand International Ltd.	2.200%	7/17/20	29,275	29,268
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	31,968	31,996
9 Australia & New Zealand Banking Group Ltd.	4.400%	5/19/26	5,000	5,214
Bank of America Corp.	2.000%	1/11/18	36,484	36,511
Bank of America Corp.	6.875%	4/25/18	47,676	48,832
Bank of America Corp.	5.650%	5/1/18	15,500	15,798
Bank of America Corp.	1.950%	5/12/18	29,300	29,332
Bank of America Corp.	2.600%	1/15/19	119,239	120,007
Bank of America Corp.	2.625%	10/19/20	43,700	44,057
Bank of America Corp.	2.151%	11/9/20	4,515	4,490
Bank of America Corp.	2.625%	4/19/21	37,900	38,087
4 Bank of America Corp.	2.369%	7/21/21	170,765	170,630
4 Bank of America Corp.	2.328%	10/1/21	146,370	145,874
4 Bank of America Corp.	3.124%	1/20/23	59,760	60,676
4 Bank of America Corp.	2.881%	4/24/23	29,055	29,146
Bank of America NA	1.750%	6/5/18	53,480	53,504
Bank of New York Mellon Corp.	2.100%	1/15/19	3,460	3,473
Bank of New York Mellon Corp.	2.200%	5/15/19	43,940	44,094
Bank of New York Mellon Corp.	2.300%	9/11/19	29,290	29,502
Bank of New York Mellon Corp.	2.150%	2/24/20	21,000	21,076
Bank of New York Mellon Corp.	2.600%	8/17/20	19,120	19,371
Bank of New York Mellon Corp.	2.450%	11/27/20	10,236	10,313
Bank of Nova Scotia	2.050%	6/5/19	10,850	10,880
Bank of Nova Scotia	1.650%	6/14/19	25,515	25,416
Bank of Nova Scotia	2.150%	7/14/20	48,795	48,886
Bank of Nova Scotia	2.700%	3/7/22	29,290	29,497
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	4,283	4,284
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	32,373	32,413
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	11,750	11,776
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	57,228	57,203
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	79,000	79,917
9 Banque Federative du Credit Mutuel SA	2.000%	4/12/19	16,290	16,284
9 Banque Federative du Credit Mutuel SA	2.200%	7/20/20	66,200	66,080
9 Banque Federative du Credit Mutuel SA	2.750%	10/15/20	48,170	48,677
9 Banque Federative du Credit Mutuel SA	2.500%	4/13/21	25,495	25,523

9	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	34,855	34,890
	BB&T Corp.	2.050%	6/19/18	18,058	18,098
	BB&T Corp.	2.450%	1/15/20	46,684	47,129
	Bear Stearns Cos. LLC	7.250%	2/1/18	21,551	21,845
	BNP Paribas SA	2.700%	8/20/18	79,778	80,364
	BNP Paribas SA	2.400%	12/12/18	2,850	2,872
	BPCE SA	2.500%	12/10/18	37,265	37,486
	BPCE SA	2.500%	7/15/19	7,500	7,554
[13,1] BPCE SA
	4	3.000%	4/24/20	19,310	14,930
13	BPCE SA	3.500%	4/24/20	21,350	16,613
	Branch Banking & Trust Co.	2.100%	1/15/20	21,000	21,063
	Branch Banking & Trust Co.	2.625%	1/15/22	55,389	55,949
9	Caisse Centrale Desjardins	1.750%	1/29/18	68,370	68,425
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	35,785	35,805
	Capital One Bank USA NA	2.150%	11/21/18	11,650	11,670
	Capital One Bank USA NA	2.250%	2/13/19	24,420	24,471
	Capital One Bank USA NA	2.300%	6/5/19	22,420	22,432
	Capital One Financial Corp.	2.450%	4/24/19	25,525	25,660
	Capital One Financial Corp.	3.050%	3/9/22	26,645	27,023
	Capital One NA	1.650%	2/5/18	27,200	27,193
	Capital One NA	1.500%	3/22/18	60,395	60,324
	Citibank NA	2.100%	6/12/20	64,165	64,053
	Citibank NA	2.125%	10/20/20	216,530	215,642
	Citigroup Inc.	1.850%	11/24/17	60,550	60,562
	Citigroup Inc.	1.800%	2/5/18	36,140	36,138
	Citigroup Inc.	1.700%	4/27/18	83,010	82,980
	Citigroup Inc.	1.750%	5/1/18	54,775	54,763
	Citigroup Inc.	2.150%	7/30/18	7,400	7,415
	Citigroup Inc.	2.500%	9/26/18	55,110	55,406
	Citigroup Inc.	2.550%	4/8/19	29,097	29,304
	Citigroup Inc.	2.500%	7/29/19	21,060	21,202
	Citigroup Inc.	2.450%	1/10/20	25,170	25,310
	Citigroup Inc.	2.650%	10/26/20	68,589	69,221
	Citigroup Inc.	2.700%	3/30/21	13,175	13,280
	Citigroup Inc.	2.750%	4/25/22	63,390	63,534
4	Citigroup Inc.	2.876%	7/24/23	23,710	23,626
	Commonwealth Bank of Australia	2.500%	9/20/18	59,680	60,094
	Commonwealth Bank of Australia	1.750%	11/2/18	21,785	21,784
	Commonwealth Bank of Australia	2.250%	3/13/19	66,065	66,291
	Commonwealth Bank of Australia	2.300%	9/6/19	46,435	46,649
	Commonwealth Bank of Australia	2.300%	3/12/20	21,490	21,564
9	Commonwealth Bank of Australia	2.050%	9/18/20	71,235	70,921
	Commonwealth Bank of Australia	2.400%	11/2/20	35,635	35,791
9	Commonwealth Bank of Australia	2.000%	9/6/21	13,615	13,373
9	Commonwealth Bank of Australia	2.750%	3/10/22	92,430	93,314
9	Commonwealth Bank of Australia	2.500%	9/18/22	82,395	82,032

[13,1] Commonwealth Bank of Australia
	4	3.640%	11/5/24	44,100	34,365
9	Commonwealth Bank of Australia	4.500%	12/9/25	4,520	4,740

[13,1] Commonwealth Bank of Australia
	4	4.385%	6/3/26	14,000	11,179
	Compass Bank	2.875%	6/29/22	63,420	62,951
	Cooperatieve Rabobank UA	2.250%	1/14/19	68,805	69,135
	Cooperatieve Rabobank UA	2.250%	1/14/20	80,199	80,561
	Cooperatieve Rabobank UA	4.625%	12/1/23	7,800	8,438

[13,1] Cooperatieve Rabobank UA
	4	4.205%	7/2/25	17,100	13,428
13	Cooperatieve Rabobank UA	5.000%	7/2/25	10,800	8,547
	Credit Suisse AG	1.700%	4/27/18	58,595	58,617
	Credit Suisse AG	2.300%	5/28/19	40,490	40,699
4,9	Credit Suisse Group AG	2.997%	12/14/23	20,000	19,916
9	Credit Suisse Group AG	4.282%	1/9/28	12,135	12,638
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	4,905	4,955
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	23,415	23,843
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	22,360	23,188
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	26,350	27,342
9	Danske Bank A/S	2.750%	9/17/20	23,273	23,535
	Deutsche Bank AG	1.875%	2/13/18	26,405	26,408
	Deutsche Bank AG	2.500%	2/13/19	7,225	7,259
	Deutsche Bank AG	2.700%	7/13/20	131,830	132,243
	Discover Bank	2.600%	11/13/18	24,412	24,548
9	DNB Bank ASA	2.125%	10/2/20	71,230	71,103
9	Federation des Caisses Desjardins du
	Quebec	2.250%	10/30/20	86,625	86,729
	Fifth Third Bank	2.300%	3/15/19	26,956	27,104
	Fifth Third Bank	2.375%	4/25/19	25,627	25,789
	Fifth Third Bank	1.625%	9/27/19	42,565	42,273
	Fifth Third Bank	2.200%	10/30/20	50,250	50,209
	Fifth Third Bank	2.250%	6/14/21	28,181	28,117
	Fifth Third Bank	3.850%	3/15/26	2,210	2,280
	First Republic Bank	2.375%	6/17/19	47,605	47,663
	First Republic Bank	2.500%	6/6/22	86,865	86,207
	Goldman Sachs Group Inc.	5.950%	1/18/18	108,310	109,295
	Goldman Sachs Group Inc.	2.375%	1/22/18	80,630	80,770
	Goldman Sachs Group Inc.	6.150%	4/1/18	31,713	32,285
	Goldman Sachs Group Inc.	2.900%	7/19/18	81,521	82,133
	Goldman Sachs Group Inc.	2.625%	1/31/19	68,810	69,328
	Goldman Sachs Group Inc.	1.950%	7/23/19	68,305	68,116
13	Goldman Sachs Group Inc.	5.000%	8/21/19	20,270	16,182
	Goldman Sachs Group Inc.	2.550%	10/23/19	27,660	27,871
	Goldman Sachs Group Inc.	2.300%	12/13/19	123,150	123,457
	Goldman Sachs Group Inc.	5.375%	3/15/20	20,957	22,410
	Goldman Sachs Group Inc.	2.750%	9/15/20	73,455	74,227
	Goldman Sachs Group Inc.	2.600%	12/27/20	245,978	247,100
	Goldman Sachs Group Inc.	2.875%	2/25/21	114,856	116,341
	Goldman Sachs Group Inc.	2.625%	4/25/21	77,334	77,533
	Goldman Sachs Group Inc.	2.350%	11/15/21	900	889
	Goldman Sachs Group Inc.	5.750%	1/24/22	37,173	41,537
	Goldman Sachs Group Inc.	3.000%	4/26/22	93,455	94,207
4	Goldman Sachs Group Inc.	2.876%	10/31/22	90,995	91,096
4	Goldman Sachs Group Inc.	2.908%	6/5/23	123,680	123,478
4	Goldman Sachs Group Inc.	3.272%	9/29/25	60,495	60,294
9	HSBC Bank plc	1.500%	5/15/18	17,965	17,957
	HSBC Holdings plc	3.400%	3/8/21	37,705	38,915
	HSBC Holdings plc	2.950%	5/25/21	77,495	78,818
	HSBC Holdings plc	2.650%	1/5/22	67,265	67,352
4	HSBC Holdings plc	3.262%	3/13/23	205,915	209,706
	HSBC Holdings plc	3.600%	5/25/23	17,515	18,226
4	HSBC Holdings plc	6.000%	11/22/65	10,760	11,395
	HSBC USA Inc.	1.625%	1/16/18	56,555	56,559
	HSBC USA Inc.	2.375%	11/13/19	48,435	48,733
	HSBC USA Inc.	2.350%	3/5/20	56,284	56,554

	HSBC USA Inc.	2.750%	8/7/20	45,430	46,110
	Huntington Bancshares Inc.	2.600%	8/2/18	34,190	34,372
	Huntington National Bank	2.000%	6/30/18	53,720	53,841
	Huntington National Bank	2.200%	11/6/18	21,120	21,176
	Huntington National Bank	2.375%	3/10/20	54,920	55,141
	Huntington National Bank	2.875%	8/20/20	33,581	34,141
	Huntington National Bank	2.500%	8/7/22	55,115	54,708
	ICICI Bank Ltd.	4.000%	3/18/26	10,895	11,185
9	ING Bank NV	1.800%	3/16/18	8,204	8,209
9	ING Bank NV	2.500%	10/1/19	16,560	16,679
9	ING Bank NV	2.450%	3/16/20	24,430	24,571
9	ING Bank NV	2.700%	8/17/20	3,907	3,953
	ING Groep NV	3.150%	3/29/22	19,540	19,898
	Intesa Sanpaolo SPA	3.875%	1/16/18	26,174	26,282
9	Intesa Sanpaolo SPA	3.125%	7/14/22	54,890	55,004
	JPMorgan Chase & Co.	1.800%	1/25/18	19,720	19,730
	JPMorgan Chase & Co.	1.700%	3/1/18	93,263	93,264
	JPMorgan Chase & Co.	1.625%	5/15/18	3,685	3,684
	JPMorgan Chase & Co.	2.350%	1/28/19	65,537	65,901
	JPMorgan Chase & Co.	2.200%	10/22/19	13,806	13,858
	JPMorgan Chase & Co.	2.250%	1/23/20	82,433	82,845
	JPMorgan Chase & Co.	2.750%	6/23/20	118,678	120,510
	JPMorgan Chase & Co.	4.250%	10/15/20	25,589	27,052
	JPMorgan Chase & Co.	2.550%	10/29/20	141,889	143,048
	JPMorgan Chase & Co.	2.550%	3/1/21	24,825	24,990
	JPMorgan Chase & Co.	2.295%	8/15/21	49,630	49,414
	JPMorgan Chase & Co.	2.972%	1/15/23	78,267	79,274
4	JPMorgan Chase & Co.	2.776%	4/25/23	76,250	76,410
	JPMorgan Chase & Co.	2.700%	5/18/23	16,765	16,726
4	JPMorgan Chase & Co.	3.220%	3/1/25	43,425	43,814
4	JPMorgan Chase & Co.	3.782%	2/1/28	24,160	24,794
	KeyBank NA	1.650%	2/1/18	5,305	5,306
	KeyBank NA	2.350%	3/8/19	50,143	50,433
	KeyBank NA	2.500%	11/22/21	5,765	5,779
	Lloyds Banking Group plc	3.000%	1/11/22	16,255	16,449
4	Lloyds Banking Group plc	2.907%	11/7/23	78,040	78,006
9	Macquarie Bank Ltd.	2.400%	1/21/20	36,370	36,402
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	39,266
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	34,010	33,993
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	38,480	38,638
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	34,335	34,225
12	Manufacturers & Traders Trust Co.	1.956%	12/1/21	9,755	9,662
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	18,790	18,825
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	51,515	52,306
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	134,270	133,903
9	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	43,490	43,744
9	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	30,625	30,835
	Mizuho Financial Group Inc.	2.953%	2/28/22	34,195	34,522
	Morgan Stanley	5.950%	12/28/17	54,821	55,186
	Morgan Stanley	1.875%	1/5/18	62,508	62,544
	Morgan Stanley	6.625%	4/1/18	17,971	18,328
	Morgan Stanley	2.125%	4/25/18	14,001	14,022
	Morgan Stanley	2.500%	1/24/19	43,040	43,328
	Morgan Stanley	2.450%	2/1/19	36,506	36,691
	Morgan Stanley	2.375%	7/23/19	40,577	40,741
	Morgan Stanley	5.625%	9/23/19	7,458	7,930
	Morgan Stanley	5.500%	1/26/20	14,636	15,666

	Morgan Stanley	2.650%	1/27/20	55,713	56,185
	Morgan Stanley	2.800%	6/16/20	50,742	51,424
	Morgan Stanley	2.500%	4/21/21	46,934	46,971
	Morgan Stanley	2.625%	11/17/21	121,439	121,480
	Morgan Stanley	2.750%	5/19/22	79,850	79,829
12	Morgan Stanley	2.532%	5/8/24	31,700	32,144
	MUFG Americas Holdings Corp.	1.625%	2/9/18	14,400	14,402
	MUFG Americas Holdings Corp.	2.250%	2/10/20	29,300	29,339
	MUFG Union Bank NA	2.625%	9/26/18	39,640	39,900
	MUFG Union Bank NA	2.250%	5/6/19	24,420	24,498
	National Australia Bank Ltd.	2.300%	7/25/18	21,800	21,906
	National Australia Bank Ltd.	2.000%	1/14/19	21,829	21,851
	National Australia Bank Ltd.	1.375%	7/12/19	20,250	20,066
	National Australia Bank Ltd.	2.250%	1/10/20	34,555	34,629
	National Australia Bank Ltd.	1.875%	7/12/21	24,600	24,097
	National Australia Bank Ltd.	2.800%	1/10/22	4,275	4,326
	National Australia Bank Ltd.	2.500%	5/22/22	22,760	22,637
	National Bank of Canada	2.100%	12/14/18	26,935	27,005
	National Bank of Canada	2.150%	6/12/20	70,480	70,446
	National Bank of Canada	2.200%	11/2/20	151,645	151,433
	National City Corp.	6.875%	5/15/19	8,085	8,662
4,9	Nationwide Building Society	4.125%	10/18/32	19,520	19,524
9	Nordea Bank AB	1.625%	9/30/19	20,790	20,628
9	Nordea Bank AB	2.500%	9/17/20	12,568	12,655
4	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	19,600	20,086
	PNC Bank NA	6.000%	12/7/17	4,885	4,906
	PNC Bank NA	6.875%	4/1/18	4,197	4,287
	PNC Bank NA	2.200%	1/28/19	48,707	48,927
	PNC Bank NA	2.250%	7/2/19	44,590	44,813
	PNC Bank NA	2.400%	10/18/19	71,148	71,744
	PNC Bank NA	2.300%	6/1/20	14,636	14,710
	PNC Bank NA	2.600%	7/21/20	43,010	43,461
	PNC Bank NA	2.450%	11/5/20	15,636	15,756
	PNC Bank NA	2.150%	4/29/21	14,236	14,138
	PNC Bank NA	2.550%	12/9/21	29,340	29,490
	PNC Bank NA	2.625%	2/17/22	100,485	101,200
	PNC Funding Corp.	5.125%	2/8/20	7,230	7,718
	Regions Bank	7.500%	5/15/18	7,579	7,803
	Regions Financial Corp.	2.750%	8/14/22	43,600	43,646
	Royal Bank of Canada	1.500%	1/16/18	3,900	3,900
	Royal Bank of Canada	2.000%	12/10/18	21,270	21,334
	Royal Bank of Canada	2.150%	3/15/19	30,550	30,676
	Royal Bank of Canada	1.500%	7/29/19	58,175	57,764
	Royal Bank of Canada	2.125%	3/2/20	147,285	148,142
	Royal Bank of Canada	2.150%	10/26/20	256,570	256,434
	Royal Bank of Canada	2.350%	10/30/20	7,170	7,212
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	24,985	25,207
	Santander Holdings USA Inc.	2.700%	5/24/19	31,610	31,796
9	Santander Holdings USA Inc.	3.700%	3/28/22	60,955	62,281
	Santander UK plc	3.050%	8/23/18	45,920	46,351
	Santander UK plc	2.000%	8/24/18	16,087	16,103
	Santander UK plc	2.500%	3/14/19	65,240	65,709
	Santander UK plc	2.350%	9/10/19	64,539	64,920
9	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	17,471	17,478
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	5,695	5,755
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	40,865	40,127
4	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	14,725	15,384

	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	90,305	90,301
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	29,295	29,478
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,380	7,497
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,585	5,493
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	62,735	62,781
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	35,530	35,549
	SunTrust Bank	2.250%	1/31/20	34,185	34,270
	SunTrust Bank	2.450%	8/1/22	55,075	54,766
	SunTrust Banks Inc.	2.900%	3/3/21	23,102	23,451
	Svenska Handelsbanken AB	2.500%	1/25/19	22,830	23,008
	Svenska Handelsbanken AB	1.500%	9/6/19	24,415	24,224
	Svenska Handelsbanken AB	1.950%	9/8/20	34,155	34,006
	Svenska Handelsbanken AB	2.450%	3/30/21	62,135	62,425
	Svenska Handelsbanken AB	1.875%	9/7/21	35,465	34,699
9	Swedbank AB	2.800%	3/14/22	53,955	54,538
	Synchrony Bank	3.000%	6/15/22	60,010	59,916
	Synchrony Financial	2.600%	1/15/19	16,640	16,728
	Synchrony Financial	3.000%	8/15/19	93,195	94,521
	Synchrony Financial	2.700%	2/3/20	39,200	39,465
	Synchrony Financial	4.250%	8/15/24	5,110	5,300
	Synchrony Financial	4.500%	7/23/25	8,555	8,971
	Toronto-Dominion Bank	2.125%	7/2/19	63,831	64,103
	Toronto-Dominion Bank	1.450%	8/13/19	20,000	19,835
	Toronto-Dominion Bank	1.900%	10/24/19	285,855	285,612
	Toronto-Dominion Bank	2.250%	11/5/19	41,410	41,642
	Toronto-Dominion Bank	1.850%	9/11/20	24,395	24,241
	Toronto-Dominion Bank	2.500%	12/14/20	22,500	22,703
	UBS AG	2.375%	8/14/19	11,718	11,792
9	UBS AG	2.200%	6/8/20	85,550	85,595
9	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	9,507	9,645
9	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	53,727	54,492
9	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	43,420	43,183
9	UBS Group Funding Switzerland AG	3.491%	5/23/23	19,190	19,682
4,9	UBS Group Funding Switzerland AG	2.859%	8/15/23	101,405	101,148
4	United Overseas Bank Ltd.	3.750%	9/19/24	11,360	11,581
	US Bank NA	2.125%	10/28/19	20,765	20,858
	US Bank NA	2.050%	10/23/20	146,365	146,245
	Wachovia Corp.	5.750%	2/1/18	53,681	54,230
11,15Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	2.600%	7/22/20	27,950	28,319
	Wells Fargo & Co.	2.100%	7/26/21	19,560	19,299
13	Wells Fargo & Co.	3.000%	7/27/21	19,650	15,040
	Wells Fargo & Co.	2.625%	7/22/22	116,070	115,552
	Wells Fargo Bank NA	6.000%	11/15/17	53,763	53,850
	Wells Fargo Bank NA	1.750%	5/24/19	73,058	72,897
	Wells Fargo Bank NA	2.150%	12/6/19	85,845	86,030
	Westpac Banking Corp.	2.250%	7/30/18	20,830	20,915
	Westpac Banking Corp.	1.950%	11/23/18	19,515	19,553
	Westpac Banking Corp.	2.250%	1/17/19	44,660	44,870
	Westpac Banking Corp.	1.600%	8/19/19	40,090	39,826
	Westpac Banking Corp.	4.875%	11/19/19	35,464	37,445
	Westpac Banking Corp.	2.300%	5/26/20	3,665	3,682
	Westpac Banking Corp.	2.600%	11/23/20	60,350	60,991
	Westpac Banking Corp.	2.100%	5/13/21	52,334	51,917
	Westpac Banking Corp.	2.000%	8/19/21	81,740	80,775
	Westpac Banking Corp.	2.500%	6/28/22	6,435	6,425

13,14Westpac Banking Corp.	3.770%	3/14/24	55,600	43,150
Westpac Banking Corp.	3.350%	3/8/27	15,340	15,552
4 Westpac Banking Corp.	4.322%	11/23/31	40,250	41,588

Brokerage (0.2%)
Charles Schwab Corp.	1.500%	3/10/18	19,535	19,529
Jefferies Group LLC	5.125%	4/13/18	12,335	12,522
Legg Mason Inc.	2.700%	7/15/19	5,860	5,923
11,15Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
Nomura Holdings Inc.	2.750%	3/19/19	26,430	26,621
Stifel Financial Corp.	3.500%	12/1/20	24,945	25,435
Stifel Financial Corp.	4.250%	7/18/24	2,880	2,946
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,515	17,791

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	9,890	10,100
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	6,835	7,151
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	15,450	16,416
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	56,035	59,537
Air Lease Corp.	3.375%	1/15/19	27,894	28,333
Air Lease Corp.	4.250%	9/15/24	3,325	3,531
GE Capital International Funding Co.	2.342%	11/15/20	116,444	117,034
International Lease Finance Corp.	3.875%	4/15/18	1,445	1,458
International Lease Finance Corp.	4.625%	4/15/21	9,845	10,460
9 SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,369

Insurance (2.2%)
Aetna Inc.	1.700%	6/7/18	17,865	17,872
Aetna Inc.	2.800%	6/15/23	9,565	9,493
Aflac Inc.	3.625%	6/15/23	5,860	6,148
9 AIG Global Funding	2.150%	7/2/20	14,635	14,571
9 AIG Global Funding	2.700%	12/15/21	13,080	13,122
Alleghany Corp.	5.625%	9/15/20	8,890	9,642
Alterra Finance LLC	6.250%	9/30/20	9,765	10,712
American Financial Group Inc.	9.875%	6/15/19	31,750	35,489
American International Group Inc.	2.300%	7/16/19	5,036	5,058
American International Group Inc.	4.125%	2/15/24	6,155	6,546
American International Group Inc.	3.750%	7/10/25	8,264	8,541
Anthem Inc.	1.875%	1/15/18	19,336	19,351
Aon plc	4.750%	5/15/45	5,740	6,376
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	25,904	28,260
Assurant Inc.	2.500%	3/15/18	29,300	29,384
AXIS Specialty Finance LLC	5.875%	6/1/20	1,508	1,636
AXIS Specialty Finance plc	2.650%	4/1/19	14,650	14,677
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	24,647
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	36,720	36,421
Berkshire Hathaway Inc.	2.100%	8/14/19	4,875	4,893
Berkshire Hathaway Inc.	2.750%	3/15/23	57,493	58,249
9 Brighthouse Financial Inc.	3.700%	6/22/27	16,720	16,375
Chubb INA Holdings Inc.	2.300%	11/3/20	35,020	35,214
Chubb INA Holdings Inc.	2.875%	11/3/22	9,920	10,082
Chubb INA Holdings Inc.	2.700%	3/13/23	5,875	5,888
CNA Financial Corp.	3.450%	8/15/27	4,705	4,657

4,16 Delta Lloyd NV		4.375%	6/29/49	7,804	10,016
4,16 ELM BV for Swiss Reinsurance Co. Ltd.		2.600%	12/29/49	14,500	17,594
	Enstar Group Ltd.	4.500%	3/10/22	28,334	29,290
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	9,927
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	19,265	19,305
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,325	3,577
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	38,840	39,155
9	MassMutual Global Funding II	2.100%	8/2/18	12,735	12,780
9	MassMutual Global Funding II	1.950%	9/22/20	43,160	42,921
9	MassMutual Global Funding II	2.500%	4/13/22	5,590	5,560
9	MassMutual Global Funding II	2.500%	10/17/22	19,165	19,106
9	MassMutual Global Funding II	2.750%	6/22/24	51,700	51,210
	MetLife Inc.	1.756%	12/15/17	14,600	14,605
	MetLife Inc.	6.817%	8/15/18	13,300	13,823
	MetLife Inc.	7.717%	2/15/19	9,219	9,899
4	MetLife Inc.	5.250%	12/29/49	7,005	7,326
9	Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	29,351
9	Metropolitan Life Global Funding I	2.300%	4/10/19	11,225	11,296
9	Metropolitan Life Global Funding I	1.550%	9/13/19	18,115	17,998
9	Metropolitan Life Global Funding I	1.950%	9/15/21	19,535	19,221
9	Metropolitan Life Global Funding I	3.000%	1/10/23	11,200	11,363
9	New York Life Global Funding	1.950%	2/11/20	17,975	17,900
9	New York Life Global Funding	1.950%	9/28/20	51,900	51,611
9	New York Life Global Funding	2.900%	1/17/24	9,918	9,991
9	Pricoa Global Funding I	2.550%	11/24/20	6,830	6,885
9	Pricoa Global Funding I	2.200%	6/3/21	9,790	9,761
9	Pricoa Global Funding I	2.450%	9/21/22	17,390	17,273
9	Principal Life Global Funding II	2.200%	4/8/20	28,665	28,693
	Prudential Financial Inc.	7.375%	6/15/19	10,442	11,338
	Prudential Financial Inc.	4.500%	11/15/20	1,423	1,515
	Prudential Financial Inc.	4.500%	11/16/21	10,789	11,606
4	Prudential Financial Inc.	5.375%	5/15/45	12,290	13,233
	Reinsurance Group of America Inc.	6.450%	11/15/19	21,183	22,929
	Reinsurance Group of America Inc.	3.950%	9/15/26	25,471	25,972
9	Reliance Standard Life Global Funding II	2.150%	10/15/18	27,320	27,409
9	Reliance Standard Life Global Funding II	2.500%	1/15/20	52,630	52,811
9	Reliance Standard Life Global Funding II	2.375%	5/4/20	17,860	17,919
9	Reliance Standard Life Global Funding II	3.050%	1/20/21	8,275	8,375
9	Sammons Financial Group Inc.	4.450%	5/12/27	9,625	9,906
9	Swiss Re Treasury US Corp.	2.875%	12/6/22	9,070	9,134
9	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	60,100	60,983
	Torchmark Corp.	9.250%	6/15/19	7,053	7,822
	Travelers Cos. Inc.	5.800%	5/15/18	2,273	2,324
	Travelers Cos. Inc.	5.900%	6/2/19	2,930	3,099
	Travelers Cos. Inc.	3.900%	11/1/20	4,300	4,486
	UnitedHealth Group Inc.	1.900%	7/16/18	20,510	20,559
	UnitedHealth Group Inc.	2.700%	7/15/20	14,640	14,870
	UnitedHealth Group Inc.	2.375%	10/15/22	53,670	53,492
4,16 XLIT Ltd.		3.250%	6/29/47	33,513	39,236

	Other Finance (0.0%)
	ORIX Corp.	2.900%	7/18/22	29,275	29,291

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	29,896	30,110
	Boston Properties LP	3.700%	11/15/18	4,900	4,975
	Boston Properties LP	5.875%	10/15/19	32,163	34,286

	Brandywine Operating Partnership LP	4.950%	4/15/18	21,275	21,529
	Brandywine Operating Partnership LP	3.950%	2/15/23	12,570	12,784
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,266
	Brixmor Operating Partnership LP	3.650%	6/15/24	26,820	26,711
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,895	5,908
	Brixmor Operating Partnership LP	4.125%	6/15/26	29,930	30,180
	Brixmor Operating Partnership LP	3.900%	3/15/27	19,510	19,355
	Camden Property Trust	4.875%	6/15/23	2,400	2,639
	Camden Property Trust	4.250%	1/15/24	5,900	6,215
	Camden Property Trust	3.500%	9/15/24	1,785	1,796
	CubeSmart LP	4.375%	12/15/23	9,620	10,156
	DDR Corp.	7.500%	7/15/18	2,500	2,585
	DDR Corp.	3.625%	2/1/25	2,761	2,691
	DDR Corp.	4.250%	2/1/26	15,690	15,841
	DDR Corp.	4.700%	6/1/27	10,725	11,138
	Digital Realty Trust LP	3.400%	10/1/20	22,047	22,698
	Digital Realty Trust LP	3.950%	7/1/22	34,798	36,610
	Duke Realty LP	3.250%	6/30/26	4,402	4,351
	ERP Operating LP	2.375%	7/1/19	4,875	4,912
	ERP Operating LP	4.750%	7/15/20	2,349	2,497
	Federal Realty Investment Trust	2.550%	1/15/21	9,351	9,382
9	Goodman Australia Industrial Fund	3.400%	9/30/26	17,000	16,642
13	GPT Wholesale Office Fund No. 1	4.000%	5/18/22	1,990	1,558
	HCP Inc.	2.625%	2/1/20	12,357	12,464
	HCP Inc.	4.250%	11/15/23	7,420	7,850
	HCP Inc.	4.200%	3/1/24	7,815	8,192
	HCP Inc.	3.400%	2/1/25	14,805	14,777
	HCP Inc.	4.000%	6/1/25	8,880	9,181
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	14,635	14,724
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	13,139	13,461
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	9,850	9,711
	Kilroy Realty LP	4.800%	7/15/18	20,030	20,310
	Liberty Property LP	4.750%	10/1/20	10,940	11,549
	Liberty Property LP	3.750%	4/1/25	3,575	3,667
	Realty Income Corp.	2.000%	1/31/18	4,870	4,872
	Realty Income Corp.	5.750%	1/15/21	3,905	4,256
	Realty Income Corp.	4.125%	10/15/26	19,045	19,816
9	Scentre Group Trust 1/2	3.750%	3/23/27	28,575	29,039
	Senior Housing Properties Trust	3.250%	5/1/19	36,150	36,501
	Simon Property Group LP	2.500%	9/1/20	11,153	11,258
	Simon Property Group LP	4.375%	3/1/21	7,375	7,851
	Simon Property Group LP	2.350%	1/30/22	12,290	12,252
13	Stockland Trust	4.500%	11/23/22	1,400	1,120
	Ventas Realty LP	3.125%	6/15/23	4,673	4,687
	Ventas Realty LP	3.500%	2/1/25	6,655	6,692
	Ventas Realty LP	3.850%	4/1/27	6,745	6,858
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	14,362	14,370
	VEREIT Operating Partnership LP	3.000%	2/6/19	22,495	22,720
	Welltower Inc.	2.250%	3/15/18	15,769	15,803
	Welltower Inc.	4.125%	4/1/19	46,860	48,044
	Welltower Inc.	4.000%	6/1/25	7,025	7,293
					17,147,747
Industrial (23.7%)
	Basic Industry (0.8%)
	Agrium Inc.	6.750%	1/15/19	31,740	33,454
9	Air Liquide Finance SA	1.375%	9/27/19	23,090	22,818
9	Air Liquide Finance SA	1.750%	9/27/21	40,450	39,429

	Air Products & Chemicals Inc.	4.375%	8/21/19	7,155	7,467
	Airgas Inc.	1.650%	2/15/18	23,552	23,559
	Airgas Inc.	2.375%	2/15/20	9,890	9,937
	Airgas Inc.	3.050%	8/1/20	12,510	12,802
9	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	3,775	3,781
	CF Industries Inc.	6.875%	5/1/18	26,245	26,868
9	CF Industries Inc.	3.400%	12/1/21	14,400	14,621
	EI du Pont de Nemours & Co.	6.000%	7/15/18	27,383	28,210
13	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	4,160	3,271
	Goldcorp Inc.	2.125%	3/15/18	14,640	14,655
	Monsanto Co.	5.125%	4/15/18	22,515	22,855
	Monsanto Co.	1.850%	11/15/18	3,000	2,989
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	28,554	28,591
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	11,456	12,155
	PPG Industries Inc.	2.300%	11/15/19	27,820	27,879
	Praxair Inc.	4.500%	8/15/19	29,565	30,885
	Praxair Inc.	4.050%	3/15/21	17,539	18,605
	RPM International Inc.	6.500%	2/15/18	3,442	3,488
	Vale Overseas Ltd.	5.875%	6/10/21	49,050	53,771
	WestRock MWV LLC	7.375%	9/1/19	23,265	25,323
	WestRock RKT Co.	4.450%	3/1/19	9,164	9,425
	WestRock RKT Co.	4.900%	3/1/22	2,745	2,973
	WestRock RKT Co.	4.000%	3/1/23	21,986	23,087

	Capital Goods (2.0%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	8,400	9,024
	Caterpillar Financial Services Corp.	7.150%	2/15/19	47,540	50,723
	Caterpillar Financial Services Corp.	1.900%	3/22/19	11,936	11,953
	Caterpillar Financial Services Corp.	1.350%	5/18/19	32,370	32,132
	Caterpillar Financial Services Corp.	2.100%	1/10/20	34,625	34,759
	Caterpillar Financial Services Corp.	1.700%	8/9/21	9,375	9,168
	Caterpillar Financial Services Corp.	1.931%	10/1/21	100,075	98,786
	Caterpillar Financial Services Corp.	2.400%	6/6/22	24,645	24,638
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,550	22,264
	Caterpillar Inc.	7.900%	12/15/18	59,914	63,988
	CNH Industrial Capital LLC	3.375%	7/15/19	16,065	16,326
	CNH Industrial Capital LLC	4.375%	11/6/20	19,978	20,927
	CNH Industrial Capital LLC	4.875%	4/1/21	3,830	4,084
	CNH Industrial Capital LLC	3.875%	10/15/21	7,070	7,318
	CNH Industrial Capital LLC	4.375%	4/5/22	23,205	24,626
	General Electric Capital Corp.	5.625%	5/1/18	5,855	5,975
	General Electric Capital Corp.	6.000%	8/7/19	30,727	32,977
	General Electric Capital Corp.	2.200%	1/9/20	30,647	30,791
	General Electric Capital Corp.	4.375%	9/16/20	31,110	33,118
	General Electric Capital Corp.	5.300%	2/11/21	6,288	6,882
9	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	15,205	15,665
9	Huntington Ingalls Industries Inc.	5.000%	11/15/25	41,710	45,151
	Illinois Tool Works Inc.	3.375%	9/15/21	17,075	17,664
	John Deere Capital Corp.	1.250%	10/9/19	18,800	18,560
	John Deere Capital Corp.	1.950%	6/22/20	24,390	24,316
	John Deere Capital Corp.	2.375%	7/14/20	51,283	51,640
	John Deere Capital Corp.	2.450%	9/11/20	43,491	43,900
	John Deere Capital Corp.	2.550%	1/8/21	14,640	14,798
	John Deere Capital Corp.	2.800%	3/4/21	32,710	33,225
	John Deere Capital Corp.	3.900%	7/12/21	9,760	10,318
	John Deere Capital Corp.	2.650%	6/24/24	24,395	24,236
	Komatsu Mining Corp.	5.125%	10/15/21	114,168	124,729

17	Leonardo SPA	8.000%	12/16/19	11,644	17,582
	Parker-Hannifin Corp.	5.500%	5/15/18	3,615	3,693
	Precision Castparts Corp.	2.500%	1/15/23	26,735	26,713
	Raytheon Co.	4.400%	2/15/20	2,070	2,185
	Raytheon Co.	3.125%	10/15/20	8,697	8,961
	Rockwell Automation Inc.	5.650%	12/1/17	4,885	4,901
	Roper Technologies Inc.	2.050%	10/1/18	19,060	19,097
	Roper Technologies Inc.	3.850%	12/15/25	11,888	12,371
9	Siemens Financieringsmaatschappij NV	2.200%	3/16/20	79,390	79,740
9	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	26,415	26,989
	Textron Inc.	7.250%	10/1/19	12,114	13,215
	Textron Inc.	3.875%	3/1/25	9,990	10,396
	United Rentals North America Inc.	4.625%	7/15/23	46,770	48,933
	United Rentals North America Inc.	5.875%	9/15/26	6,720	7,325
	United Rentals North America Inc.	5.500%	5/15/27	9,830	10,530

	Communication (2.7%)
	21st Century Fox America Inc.	7.250%	5/18/18	7,205	7,413
	Activision Blizzard Inc.	2.300%	9/15/21	15,350	15,262
	Activision Blizzard Inc.	2.600%	6/15/22	24,400	24,329
9	Activision Blizzard Inc.	6.125%	9/15/23	22,008	23,494
	America Movil SAB de CV	5.625%	11/15/17	44,269	44,331
	America Movil SAB de CV	5.000%	10/16/19	19,268	20,358
	America Movil SAB de CV	5.000%	3/30/20	52,683	55,966
	AT&T Inc.	1.400%	12/1/17	24,400	24,401
	AT&T Inc.	5.500%	2/1/18	31,834	32,152
	AT&T Inc.	5.600%	5/15/18	6,038	6,168
	AT&T Inc.	5.800%	2/15/19	27,420	28,738
	AT&T Inc.	5.875%	10/1/19	46,760	50,014
	AT&T Inc.	5.200%	3/15/20	63,054	67,580
	AT&T Inc.	4.600%	2/15/21	20,362	21,758
	AT&T Inc.	2.800%	2/17/21	72,521	73,740
	AT&T Inc.	3.200%	3/1/22	12,500	12,714
	AT&T Inc.	3.000%	6/30/22	14,931	15,180
	AT&T Inc.	4.450%	4/1/24	5,000	5,298
	AT&T Inc.	3.900%	8/14/27	13,660	13,607
16	AT&T Inc.	2.350%	9/4/29	7,200	8,695
	AT&T Inc.	5.150%	2/14/50	15,873	15,587
	CBS Corp.	2.300%	8/15/19	1,980	1,987
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	3.579%	7/23/20	110,780	113,411
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.464%	7/23/22	6,765	7,135
	Comcast Corp.	5.875%	2/15/18	17,672	17,890
	Comcast Corp.	3.375%	8/15/25	13,130	13,471
	Crown Castle International Corp.	3.400%	2/15/21	38,418	39,463
	Crown Castle International Corp.	2.250%	9/1/21	4,700	4,655
	Crown Castle International Corp.	4.875%	4/15/22	11,800	12,783
	Crown Castle International Corp.	4.450%	2/15/26	16,500	17,427
	Deutsche Telekom International Finance BV	6.750%	8/20/18	10,804	11,220
	Discovery Communications LLC	2.200%	9/20/19	24,315	24,340
	Discovery Communications LLC	3.800%	3/13/24	15,170	15,543
	Electronic Arts Inc.	3.700%	3/1/21	14,650	15,211
	Grupo Televisa SAB	6.000%	5/15/18	10,931	11,139
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,000	2,000
9	NBCUniversal Enterprise Inc.	1.974%	4/15/19	66,650	66,783
	NBCUniversal Media LLC	4.375%	4/1/21	24,415	26,146

	NBCUniversal Media LLC	2.875%	1/15/23	30,690	31,178
	Omnicom Group Inc.	6.250%	7/15/19	5,860	6,261
	Orange SA	2.750%	2/6/19	29,240	29,565
	Qwest Corp.	6.750%	12/1/21	3,110	3,443
	Scripps Networks Interactive Inc.	2.800%	6/15/20	29,300	29,537
9	SES Global Americas Holdings GP	2.500%	3/25/19	53,705	53,424
9	Sirius XM Radio Inc.	6.000%	7/15/24	18,825	20,143
9	Sky plc	2.625%	9/16/19	12,200	12,215
9	Telstra Corp. Ltd.	3.125%	4/7/25	16,480	16,572
	Thomson Reuters Corp.	6.500%	7/15/18	27,270	28,165
	Time Warner Cable LLC	6.750%	7/1/18	76,655	79,092
	Time Warner Cable LLC	8.750%	2/14/19	18,305	19,761
	Time Warner Cable LLC	8.250%	4/1/19	23,445	25,397
	Verizon Communications Inc.	4.500%	9/15/20	196,589	209,367
	Verizon Communications Inc.	3.450%	3/15/21	19,400	20,119
	Verizon Communications Inc.	3.000%	11/1/21	35,341	36,029
	Verizon Communications Inc.	2.946%	3/15/22	130,510	132,231
	Verizon Communications Inc.	5.150%	9/15/23	1,900	2,126
	Viacom Inc.	5.625%	9/15/19	3,195	3,385
	Viacom Inc.	2.250%	2/4/22	4,800	4,582

	Consumer Cyclical (2.7%)
	Alibaba Group Holding Ltd.	1.625%	11/28/17	37,630	37,627
	Alibaba Group Holding Ltd.	2.500%	11/28/19	19,064	19,176
9	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	59,506
	American Honda Finance Corp.	1.500%	11/19/18	14,650	14,614
	American Honda Finance Corp.	1.700%	2/22/19	14,050	14,058
	American Honda Finance Corp.	2.250%	8/15/19	41,660	41,912
	American Honda Finance Corp.	2.000%	2/14/20	48,800	48,834
	American Honda Finance Corp.	1.950%	7/20/20	14,640	14,594
	American Honda Finance Corp.	2.450%	9/24/20	16,675	16,843
	American Honda Finance Corp.	1.700%	9/9/21	16,450	16,120
	AutoZone Inc.	7.125%	8/1/18	19,022	19,714
	AutoZone Inc.	1.625%	4/21/19	8,345	8,279
	CVS Health Corp.	1.900%	7/20/18	16,605	16,616
	CVS Health Corp.	2.250%	12/5/18	19,520	19,605
	Ford Motor Credit Co. LLC	2.145%	1/9/18	14,665	14,677
	Ford Motor Credit Co. LLC	2.375%	1/16/18	14,635	14,653
13	Ford Motor Credit Co. LLC	4.050%	12/10/18	15,786	12,268
	Ford Motor Credit Co. LLC	2.597%	11/4/19	7,615	7,663
	Ford Motor Credit Co. LLC	2.459%	3/27/20	19,535	19,603
13	Ford Motor Credit Co. LLC	3.588%	6/2/20	29,162	22,615
	Ford Motor Credit Co. LLC	3.157%	8/4/20	38,695	39,451
	Ford Motor Credit Co. LLC	3.200%	1/15/21	20,827	21,288
	Ford Motor Credit Co. LLC	5.750%	2/1/21	11,559	12,710
	Ford Motor Credit Co. LLC	3.336%	3/18/21	67,975	69,547
	Ford Motor Credit Co. LLC	5.875%	8/2/21	33,165	36,925
	Ford Motor Credit Co. LLC	3.339%	3/28/22	29,275	29,868
	Ford Motor Credit Co. LLC	2.979%	8/3/22	8,780	8,804
	Ford Motor Credit Co. LLC	4.250%	9/20/22	11,635	12,304
	General Motors Co.	3.500%	10/2/18	36,615	37,136
	General Motors Co.	4.875%	10/2/23	23,744	25,891
	General Motors Financial Co. Inc.	6.750%	6/1/18	46,749	48,053
	General Motors Financial Co. Inc.	3.100%	1/15/19	5,220	5,283
	General Motors Financial Co. Inc.	2.400%	5/9/19	31,240	31,368
	General Motors Financial Co. Inc.	3.500%	7/10/19	29,234	29,873
	General Motors Financial Co. Inc.	3.700%	11/24/20	29,280	30,286

	General Motors Financial Co. Inc.	4.200%	3/1/21	36,658	38,474
	General Motors Financial Co. Inc.	3.200%	7/6/21	38,623	39,340
	General Motors Financial Co. Inc.	4.375%	9/25/21	2,660	2,824
	General Motors Financial Co. Inc.	3.450%	1/14/22	42,190	43,140
	General Motors Financial Co. Inc.	3.450%	4/10/22	9,760	9,975
	General Motors Financial Co. Inc.	3.150%	6/30/22	29,270	29,579
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,461	10,726
	General Motors Financial Co. Inc.	4.250%	5/15/23	9,107	9,572
9	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	3,415	3,415
9	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	9,765	9,793
9	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	10,800	10,757
9	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	7,637	7,641
9	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	33,570	33,273
9	Harley-Davidson Funding Corp.	6.800%	6/15/18	3,665	3,778
9	Hyundai Capital America	3.100%	4/5/22	19,825	19,763
17	Jaguar Land Rover Automotive plc	5.000%	2/15/22	18,141	26,419
16	Jaguar Land Rover Automotive plc	2.200%	1/15/24	10,070	11,927
	Lowe's Cos. Inc.	1.150%	4/15/19	12,150	12,037
	Lowe's Cos. Inc.	4.625%	4/15/20	19,120	20,100
	Macy's Retail Holdings Inc.	3.450%	1/15/21	19,515	19,568
	Mastercard Inc.	2.000%	4/1/19	9,620	9,654
	McDonald's Corp.	2.100%	12/7/18	11,710	11,755
9	Nissan Motor Acceptance Corp.	2.000%	3/8/19	31,275	31,244
9	Nissan Motor Acceptance Corp.	2.150%	7/13/20	25,860	25,800
9	Nissan Motor Acceptance Corp.	2.600%	9/28/22	11,575	11,524
	PACCAR Financial Corp.	1.750%	8/14/18	6,635	6,634
	PACCAR Financial Corp.	2.200%	9/15/19	19,025	19,093
	PACCAR Financial Corp.	2.500%	8/14/20	2,930	2,958
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	5,250	5,429
	Starbucks Corp.	2.100%	2/4/21	12,420	12,430
	TJX Cos. Inc.	2.750%	6/15/21	48,345	49,220
	Toyota Motor Credit Corp.	1.450%	1/12/18	27,350	27,346
	Toyota Motor Credit Corp.	2.000%	10/24/18	10,745	10,781
	Toyota Motor Credit Corp.	2.100%	1/17/19	19,530	19,610
	Toyota Motor Credit Corp.	2.125%	7/18/19	40,515	40,712
	Toyota Motor Credit Corp.	1.900%	4/8/21	3,610	3,580
	Toyota Motor Credit Corp.	2.750%	5/17/21	11,710	11,914
	Toyota Motor Credit Corp.	3.400%	9/15/21	9,683	10,084
	VF Corp.	5.950%	11/1/17	5,860	5,860
	Visa Inc.	2.200%	12/14/20	82,930	83,407
	Visa Inc.	2.800%	12/14/22	41,070	41,863
9	Volkswagen Group of America Finance LLC	1.600%	11/20/17	6,205	6,205
9	Volkswagen Group of America Finance LLC	1.650%	5/22/18	3,465	3,460
	Wal-Mart Stores Inc.	3.250%	10/25/20	19,080	19,807
	Wal-Mart Stores Inc.	2.350%	12/15/22	30,910	30,870
9	Wesfarmers Ltd.	1.874%	3/20/18	20,665	20,697

	Consumer Noncyclical (6.8%)
	Abbott Laboratories	2.350%	11/22/19	193,152	194,297
	Abbott Laboratories	2.800%	9/15/20	18,990	19,242
	Abbott Laboratories	2.900%	11/30/21	79,930	81,172
	AbbVie Inc.	1.800%	5/14/18	126,410	126,524
	AbbVie Inc.	2.500%	5/14/20	92,302	93,029
	Agilent Technologies Inc.	6.500%	11/1/17	2,257	2,257
	Agilent Technologies Inc.	5.000%	7/15/20	10,185	10,904
	Agilent Technologies Inc.	3.200%	10/1/22	11,215	11,365
	Allergan Funding SCS	2.350%	3/12/18	239,151	239,713

	Allergan Funding SCS	3.000%	3/12/20	118,748	120,348
	Allergan Inc.	1.350%	3/15/18	7,800	7,800
	Altria Group Inc.	9.250%	8/6/19	69,792	78,501
	Altria Group Inc.	4.750%	5/5/21	40,225	43,632
	AmerisourceBergen Corp.	3.500%	11/15/21	7,200	7,431
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	8,715
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,345	2,345
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	62,856	62,914
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	26,110	26,204
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	332,420	336,592
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	14,670	15,129
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	14,600	16,081
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	32,250	34,454
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	57,710	61,873
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	15,700	15,723
9	BAT Capital Corp.	2.297%	8/14/20	146,370	146,401
9	BAT Capital Corp.	2.764%	8/15/22	126,855	126,951
9	BAT Capital Corp.	3.222%	8/15/24	36,115	36,292
	Baxalta Inc.	2.000%	6/22/18	6,885	6,905
	Baxalta Inc.	2.875%	6/23/20	86,737	87,979
	Becton Dickinson & Co.	2.675%	12/15/19	49,652	50,199
	Becton Dickinson & Co.	3.125%	11/8/21	34,675	35,486
	Becton Dickinson & Co.	2.894%	6/6/22	44,000	44,089
	Biogen Inc.	6.875%	3/1/18	4,880	4,972
	Biogen Inc.	3.625%	9/15/22	50,583	52,947
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	11,750	11,757
9	Cargill Inc.	3.250%	11/15/21	9,750	10,034
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,915
	Celgene Corp.	2.125%	8/15/18	12,600	12,632
	Celgene Corp.	2.250%	8/15/21	132,105	130,792
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	9,800	9,832
	Conagra Brands Inc.	4.950%	8/15/20	2,679	2,863
	Constellation Brands Inc.	3.875%	11/15/19	26,682	27,604
	Diageo Capital plc	1.125%	4/29/18	7,115	7,099
	Dignity Health California GO	2.637%	11/1/19	2,000	2,010
	Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,609
	Express Scripts Holding Co.	4.750%	11/15/21	12,200	13,171
	Express Scripts Holding Co.	3.000%	7/15/23	34,100	33,948
	Express Scripts Holding Co.	4.500%	2/25/26	9,800	10,383
16	Fresenius SE & Co. KGaA	3.000%	1/30/32	12,460	15,714
	Gilead Sciences Inc.	1.850%	9/20/19	28,785	28,775
	Gilead Sciences Inc.	2.350%	2/1/20	22,250	22,434
	Gilead Sciences Inc.	2.550%	9/1/20	176,941	179,270
	Gilead Sciences Inc.	4.400%	12/1/21	20,510	22,088
9	Grupo Bimbo SAB de CV	4.500%	1/25/22	11,180	11,825
	Hershey Co.	1.600%	8/21/18	3,060	3,057
	Kraft Foods Group Inc.	6.125%	8/23/18	14,240	14,725
	McCormick & Co. Inc.	2.700%	8/15/22	9,750	9,786
	McKesson Corp.	2.284%	3/15/19	34,250	34,412
17	McKesson Corp.	3.125%	2/17/29	22,787	30,626
	Mead Johnson Nutrition Co.	3.000%	11/15/20	24,500	25,045
	Medtronic Inc.	1.500%	3/15/18	28,725	28,729
	Medtronic Inc.	1.375%	4/1/18	11,900	11,896
	Medtronic Inc.	2.500%	3/15/20	45,285	45,860
	Medtronic Inc.	3.150%	3/15/22	19,500	20,106
	Medtronic Inc.	3.625%	3/15/24	7,512	7,912
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	7,320	7,702

	Mylan Inc.	2.600%	6/24/18	6,830	6,859
	Newell Brands Inc.	2.600%	3/29/19	3,286	3,313
	Newell Brands Inc.	3.150%	4/1/21	30,603	31,278
	Newell Brands Inc.	3.850%	4/1/23	48,760	51,148
	Newell Brands Inc.	5.375%	4/1/36	7,395	8,572
	PepsiCo Inc.	2.250%	1/7/19	7,900	7,948
	PepsiCo Inc.	4.500%	1/15/20	23,505	24,870
	PepsiCo Inc.	1.850%	4/30/20	23,350	23,309
9	Pernod Ricard SA	5.750%	4/7/21	4,850	5,369
9	Pernod Ricard SA	4.450%	1/15/22	2,850	3,059
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	338	347
	Pharmacia LLC	6.500%	12/1/18	8,300	8,699
	Quest Diagnostics Inc.	2.700%	4/1/19	19,535	19,700
9	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	58,500	57,747
	Reynolds American Inc.	2.300%	6/12/18	63,188	63,367
	Reynolds American Inc.	8.125%	6/23/19	53,388	58,528
9	Roche Holdings Inc.	2.250%	9/30/19	50,755	50,990
9	Roche Holdings Inc.	1.750%	1/28/22	20,890	20,383
9	Roche Holdings Inc.	3.350%	9/30/24	12,685	13,153
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	79,748	79,426
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	116,260	115,436
	Stryker Corp.	2.000%	3/8/19	9,850	9,871
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	34,238	33,500
16	Teva Pharmaceutical Finance Netherlands II
	BV	1.125%	10/15/24	16,700	17,756
	Teva Pharmaceutical Finance Netherlands III
	BV	1.400%	7/20/18	15,610	15,522
	Teva Pharmaceutical Finance Netherlands III
	BV	1.700%	7/19/19	126,592	123,894
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	225,805	212,205
	Teva Pharmaceutical Finance Netherlands III
	BV	2.800%	7/21/23	44,210	40,652
	The Kroger Co.	6.800%	12/15/18	5,950	6,245
	The Kroger Co.	2.000%	1/15/19	14,700	14,704
	The Kroger Co.	2.300%	1/15/19	31,250	31,348
	The Kroger Co.	6.150%	1/15/20	10,250	11,088
	The Kroger Co.	2.600%	2/1/21	19,550	19,600
	The Kroger Co.	2.950%	11/1/21	20,510	20,760
	The Kroger Co.	2.800%	8/1/22	13,900	13,883
	The Kroger Co.	3.700%	8/1/27	3,735	3,705
	Thermo Fisher Scientific Inc.	2.150%	12/14/18	14,600	14,619
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	59,883	60,377

	Energy (3.8%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	27,834	29,627
	Anadarko Petroleum Corp.	3.450%	7/15/24	6,800	6,763
9	Andeavor	4.750%	12/15/23	11,750	12,719
	BP Capital Markets plc	1.375%	11/6/17	19,450	19,449
	BP Capital Markets plc	1.375%	5/10/18	80,718	80,653
	BP Capital Markets plc	2.241%	9/26/18	24,638	24,768
	BP Capital Markets plc	4.750%	3/10/19	39,059	40,576
	BP Capital Markets plc	1.676%	5/3/19	10,250	10,222
	BP Capital Markets plc	2.237%	5/10/19	42,131	42,347
	BP Capital Markets plc	2.521%	1/15/20	38,005	38,463
	BP Capital Markets plc	2.315%	2/13/20	88,580	89,220
	BP Capital Markets plc	4.500%	10/1/20	122,905	130,953

BP Capital Markets plc	4.742%	3/11/21	68,435	73,974
BP Capital Markets plc	2.112%	9/16/21	7,700	7,648
BP Capital Markets plc	3.062%	3/17/22	19,465	19,967
BP Capital Markets plc	3.245%	5/6/22	17,200	17,798
BP Capital Markets plc	2.750%	5/10/23	8,508	8,544
BP Capital Markets plc	3.216%	11/28/23	15,795	16,180
Cenovus Energy Inc.	5.700%	10/15/19	70,591	74,826
Chevron Corp.	4.950%	3/3/19	25,050	26,090
Chevron Corp.	2.193%	11/15/19	9,800	9,866
Chevron Corp.	1.961%	3/3/20	41,685	41,734
Chevron Corp.	2.427%	6/24/20	21,595	21,854
Chevron Corp.	2.419%	11/17/20	14,760	14,918
ConocoPhillips Co.	2.200%	5/15/20	7,230	7,247
ConocoPhillips Co.	4.200%	3/15/21	117,822	124,540
ConocoPhillips Co.	2.875%	11/15/21	9,750	9,917
ConocoPhillips Co.	2.400%	12/15/22	13,200	13,095
Devon Energy Corp.	4.000%	7/15/21	19,530	20,323
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	21,500	21,651
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	11,700	11,868
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	12,700	12,979
Enbridge Energy Partners LP	4.375%	10/15/20	975	1,024
4,12 Enbridge Energy Partners LP	5.132%	10/1/77	1,860	1,841
Encana Corp.	3.900%	11/15/21	6,680	6,903
Energy Transfer LP	2.500%	6/15/18	19,050	19,124
Energy Transfer LP	6.700%	7/1/18	40,929	42,206
Energy Transfer LP	4.150%	10/1/20	39,715	41,455
Energy Transfer LP	4.650%	6/1/21	15,210	16,116
Energy Transfer LP	5.200%	2/1/22	14,658	15,949
EOG Resources Inc.	5.625%	6/1/19	16,611	17,507
EOG Resources Inc.	2.450%	4/1/20	11,528	11,580
EQT Corp.	2.500%	10/1/20	19,500	19,501
EQT Corp.	3.000%	10/1/22	19,500	19,424
Hess Corp.	4.300%	4/1/27	5,600	5,640
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,050	2,062
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,285	5,720
Kinder Morgan Energy Partners LP	6.850%	2/15/20	12,912	14,204
Kinder Morgan Energy Partners LP	6.500%	4/1/20	17,870	19,557
Kinder Morgan Energy Partners LP	5.300%	9/15/20	4,875	5,238
Kinder Morgan Inc.	3.050%	12/1/19	1,760	1,788
Kinder Morgan Inc.	7.750%	1/15/32	6,485	8,331
Marathon Oil Corp.	2.700%	6/1/20	45,437	45,348
Marathon Oil Corp.	2.800%	11/1/22	64,610	63,464
MPLX LP	4.500%	7/15/23	33,060	35,322
Nabors Industries Inc.	6.150%	2/15/18	5,417	5,466
Nabors Industries Inc.	5.000%	9/15/20	9,800	9,898
Occidental Petroleum Corp.	1.500%	2/15/18	50,620	50,625
ONEOK Partners LP	3.200%	9/15/18	11,720	11,826
Petro-Canada	6.050%	5/15/18	4,885	4,993
Phillips 66 Partners LP	4.680%	2/15/45	3,285	3,338
Pioneer Natural Resources Co.	6.875%	5/1/18	12,710	13,017
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	8,167	8,800
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	10,010	11,086
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	8,500	9,169
Sabine Pass Liquefaction LLC	5.625%	2/1/21	68,901	74,671

Sabine Pass Liquefaction LLC	6.250%	3/15/22	2,318	2,608
Sabine Pass Liquefaction LLC	5.750%	5/15/24	14,615	16,332
9 Schlumberger Holdings Corp.	2.350%	12/21/18	2,150	2,160
Shell International Finance BV	1.900%	8/10/18	9,775	9,794
Shell International Finance BV	1.625%	11/10/18	14,500	14,483
Shell International Finance BV	2.000%	11/15/18	15,675	15,714
Shell International Finance BV	1.375%	5/10/19	61,000	60,682
Shell International Finance BV	1.375%	9/12/19	70,500	69,949
Shell International Finance BV	4.300%	9/22/19	10,797	11,293
Shell International Finance BV	2.125%	5/11/20	53,700	53,879
Shell International Finance BV	2.250%	11/10/20	48,750	49,094
Shell International Finance BV	1.875%	5/10/21	93,580	92,716
Shell International Finance BV	1.750%	9/12/21	23,600	23,201
Shell International Finance BV	3.250%	5/11/25	14,000	14,360
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	6,395	6,759
Spectra Energy Partners LP	2.950%	9/25/18	9,770	9,845
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,660	1,995
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	8,289	10,668
Total Capital Canada Ltd.	1.450%	1/15/18	43,977	43,987
Total Capital International SA	2.125%	1/10/19	47,850	48,080
Total Capital International SA	2.100%	6/19/19	14,600	14,688
Total Capital SA	2.125%	8/10/18	11,627	11,654
Total Capital SA	4.450%	6/24/20	36,050	38,336
Total Capital SA	4.250%	12/15/21	19,525	21,008
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,530	1,529
TransCanada PipeLines Ltd.	4.625%	3/1/34	7,000	7,692
Williams Partners LP	5.250%	3/15/20	4,880	5,220
Williams Partners LP	4.000%	11/15/21	16,585	17,406
Williams Partners LP	3.600%	3/15/22	17,204	17,725
Williams Partners LP	3.350%	8/15/22	4,875	4,971
9 Woodside Finance Ltd.	8.750%	3/1/19	15,850	17,115

Other Industrial (0.3%)
9 CK Hutchison International 17 Ltd.	2.250%	9/29/20	95,155	94,495
9 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	118,427	127,289

Technology (3.2%)
Apple Inc.	1.300%	2/23/18	14,635	14,631
Apple Inc.	2.100%	5/6/19	48,285	48,598
Apple Inc.	1.550%	2/7/20	19,535	19,406
Apple Inc.	2.000%	5/6/20	25,650	25,717
Apple Inc.	2.250%	2/23/21	100,900	101,456
Apple Inc.	2.850%	5/6/21	37,000	37,914
Apple Inc.	1.550%	8/4/21	9,000	8,806
Apple Inc.	2.150%	2/9/22	3,700	3,685
Apple Inc.	2.500%	2/9/22	48,830	49,299
Apple Inc.	2.700%	5/13/22	20,040	20,358
Apple Inc.	2.850%	5/11/24	19,200	19,398
Applied Materials Inc.	2.625%	10/1/20	23,420	23,806
Baidu Inc.	2.250%	11/28/17	16,615	16,624
Baidu Inc.	3.250%	8/6/18	31,200	31,491
Baidu Inc.	2.750%	6/9/19	17,575	17,648
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	96,270	96,735
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	19,515	19,426

9	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.000%	1/15/22	58,615	59,269
9	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.650%	1/15/23	19,515	19,329
	CA Inc.	2.875%	8/15/18	2,195	2,208
	Cisco Systems Inc.	4.450%	1/15/20	27,210	28,706
	Cisco Systems Inc.	2.200%	2/28/21	43,910	44,026
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	78,090	79,482
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	108,286	113,837
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	17,865	19,595
	DXC Technology Co.	2.875%	3/27/20	13,670	13,815
	DXC Technology Co.	4.250%	4/15/24	29,295	30,852
	Fidelity National Information Services Inc.	2.000%	4/15/18	4,715	4,724
	Fidelity National Information Services Inc.	2.850%	10/15/18	36,474	36,829
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	45,105	45,482
9	Hewlett Packard Enterprise Co.	2.100%	10/4/19	97,580	97,443
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	65,207	67,333
	Intel Corp.	1.350%	12/15/17	33,388	33,388
	Intel Corp.	2.875%	5/11/24	29,170	29,490
	International Business Machines Corp.	2.500%	1/27/22	29,300	29,540
	KLA-Tencor Corp.	2.375%	11/1/17	13,845	13,844
	Microsoft Corp.	2.400%	2/6/22	97,675	98,354
	Microsoft Corp.	2.875%	2/6/24	87,910	89,514
	Pitney Bowes Inc.	5.600%	3/15/18	4,880	4,950
	Pitney Bowes Inc.	3.625%	10/1/21	13,165	12,873
	QUALCOMM Inc.	1.850%	5/20/19	34,130	34,117
	QUALCOMM Inc.	2.100%	5/20/20	29,860	29,898
	QUALCOMM Inc.	3.000%	5/20/22	35,611	36,254
	QUALCOMM Inc.	2.600%	1/30/23	62,625	62,419
	QUALCOMM Inc.	2.900%	5/20/24	19,510	19,536
9	Seagate HDD Cayman	4.250%	3/1/22	16,605	16,875
	Tech Data Corp.	3.700%	2/15/22	7,835	7,882
	Total System Services Inc.	2.375%	6/1/18	36,472	36,559
	Tyco Electronics Group SA	2.375%	12/17/18	14,650	14,692
	Tyco Electronics Group SA	2.350%	8/1/19	18,380	18,419
	Tyco Electronics Group SA	4.875%	1/15/21	1,955	2,091
	Tyco Electronics Group SA	3.500%	2/3/22	9,015	9,352
	Tyco Electronics Group SA	3.450%	8/1/24	9,312	9,602
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	13,665
	Verisk Analytics Inc.	4.125%	9/12/22	25,539	26,928
	VMware Inc.	2.300%	8/21/20	48,790	48,647
	VMware Inc.	2.950%	8/21/22	39,030	39,139
	Xerox Corp.	6.350%	5/15/18	2,575	2,633
	Xerox Corp.	3.625%	3/15/23	48,790	48,129
	Xilinx Inc.	2.125%	3/15/19	19,555	19,574

	Transportation (1.4%)
4,9	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	16,011	16,011
9	Air Canada	7.750%	4/15/21	56,036	64,091
4,9	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	15,993	15,990
4	American Airlines 2016-3 Class B Pass
	Through Trust	3.750%	10/15/25	60,110	59,922

4	American Airlines 2017-2B Class B Pass
	Through Trust	3.700%	10/15/25	63,415	63,233
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	8,095	8,405
	Canadian National Railway Co.	5.850%	11/15/17	14,960	14,976
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	412	414
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	155	159
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	2,678	2,946
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	28,960	31,422
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	2,144	2,248
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	59,755	60,636
4,18 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	21,452	23,907
4	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	37,099	42,541
4	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	8,055	9,131
4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	18,828	20,436
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	6,967	7,146
4	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	11/23/20	3,363	3,459
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	1,943	2,024
	Delta Air Lines Inc.	3.625%	3/15/22	98,819	100,976
9	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,785
9	ERAC USA Finance LLC	2.350%	10/15/19	39,858	39,961
4,9	Heathrow Funding Ltd.	4.875%	7/15/23	10,045	10,785
9	HPHT Finance 15 Ltd.	2.250%	3/17/18	29,305	29,289
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	20,659	20,658
13	Qantas Airways Ltd.	7.500%	6/11/21	15,560	13,531
	Ryder System Inc.	2.500%	3/1/18	8,010	8,029
	Ryder System Inc.	2.550%	6/1/19	9,851	9,922
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	12,017	13,099
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	4,227	4,627
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	12,151	12,517
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	17,483	18,977
4	United Airlines 2016-1 Class B Pass Through
	Trust	3.650%	1/7/26	50,565	50,493
4	United Airlines 2016-2 Class B Pass Through
	Trust	3.650%	10/7/25	53,940	54,203
	United Continental Holdings Inc.	6.375%	6/1/18	6,335	6,479
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	6,600	7,274
					15,115,973
Utilities (3.0%)
	Electric (2.9%)
	Alabama Power Co.	3.375%	10/1/20	3,650	3,762
	Arizona Public Service Co.	8.750%	3/1/19	29,145	31,649

13	AusNet Services Holdings Pty Ltd.	5.250%	2/14/20	8,200	6,616
	Baltimore Gas & Electric Co.	3.500%	11/15/21	6,215	6,478
	Baltimore Gas & Electric Co.	2.800%	8/15/22	3,555	3,584
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	38,425	38,998
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	39,110	39,188
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	17,600	17,723
9	Cerro del Aguila SA	4.125%	8/16/27	8,100	8,059
	CMS Energy Corp.	6.250%	2/1/20	9,141	9,940
	Commonwealth Edison Co.	5.800%	3/15/18	36,085	36,624
	Commonwealth Edison Co.	2.150%	1/15/19	6,840	6,863
	Commonwealth Edison Co.	4.000%	8/1/20	27,778	29,127
	Connecticut Light & Power Co.	5.500%	2/1/19	11,695	12,189
	Dominion Energy Inc.	1.875%	1/15/19	33,170	33,085
	Dominion Energy Inc.	5.200%	8/15/19	4,175	4,399
	Edison International	2.400%	9/15/22	5,375	5,325
9	EDP Finance BV	4.900%	10/1/19	38,610	40,480
9	EDP Finance BV	4.125%	1/15/20	77,392	80,173
9	EDP Finance BV	5.250%	1/14/21	34,852	37,628
9	EDP Finance BV	3.625%	7/15/24	23,905	24,199
	Emera US Finance LP	2.150%	6/15/19	19,105	19,064
	Emera US Finance LP	2.700%	6/15/21	39,324	39,409
9	Enel Finance International NV	2.875%	5/25/22	152,220	152,987
9	Enel Finance International NV	3.625%	5/25/27	4,820	4,811
	Exelon Corp.	2.850%	6/15/20	29,290	29,750
	Exelon Corp.	2.450%	4/15/21	8,638	8,642
	Exelon Corp.	3.497%	6/1/22	7,263	7,471
	Exelon Generation Co. LLC	2.950%	1/15/20	13,180	13,394
	FirstEnergy Corp.	2.850%	7/15/22	73,340	73,223
	FirstEnergy Corp.	4.250%	3/15/23	2,814	2,975
9	FirstEnergy Transmission LLC	4.350%	1/15/25	46,888	49,657
	Fortis Inc.	2.100%	10/4/21	22,465	22,018
	Georgia Power Co.	5.400%	6/1/18	7,815	7,981
	Georgia Power Co.	2.000%	9/8/20	50,060	49,964
	Georgia Power Co.	2.400%	4/1/21	50,514	50,504
	LG&E & KU Energy LLC	3.750%	11/15/20	13,482	14,037
	MidAmerican Energy Co.	5.300%	3/15/18	36,392	36,915
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	2,873	3,105
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	27,320	27,515
	Nevada Power Co.	6.500%	5/15/18	32,715	33,540
	Nevada Power Co.	6.500%	8/1/18	9,683	10,021
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	8,010	8,328
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	14,364	17,139
	Pacific Gas & Electric Co.	5.625%	11/30/17	52,634	52,782
	Pacific Gas & Electric Co.	8.250%	10/15/18	38,963	41,279
	Pacific Gas & Electric Co.	3.500%	10/1/20	53,968	55,692
	Pacific Gas & Electric Co.	4.250%	5/15/21	16,350	17,281
	Pacific Gas & Electric Co.	3.250%	9/15/21	35,436	36,310
	PacifiCorp	5.650%	7/15/18	20,566	21,102
	PacifiCorp	5.500%	1/15/19	4,630	4,826
	PPL Capital Funding Inc.	1.900%	6/1/18	5,090	5,093
	PPL Capital Funding Inc.	4.200%	6/15/22	2,050	2,185
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,573
	PPL Capital Funding Inc.	3.100%	5/15/26	14,170	13,984
	Puget Energy Inc.	6.500%	12/15/20	15,190	16,911
	Puget Energy Inc.	6.000%	9/1/21	4,135	4,615

	Puget Energy Inc.	5.625%	7/15/22	28,065	31,311
	SCANA Corp.	4.750%	5/15/21	11,776	12,200
	South Carolina Electric & Gas Co.	5.250%	11/1/18	4,500	4,635
	South Carolina Electric & Gas Co.	6.500%	11/1/18	12,181	12,699
	Southern Co.	1.550%	7/1/18	28,865	28,828
	Southern Co.	1.850%	7/1/19	48,470	48,351
	Southern Co.	2.150%	9/1/19	14,449	14,495
	Southern Co.	2.750%	6/15/20	48,140	48,787
	Southern Co.	2.350%	7/1/21	76,255	75,867
4	Southern Co.	5.500%	3/15/57	13,665	14,451
	Southern Power Co.	1.950%	12/15/19	32,735	32,580
	Southwestern Electric Power Co.	5.875%	3/1/18	10,080	10,207
	Southwestern Electric Power Co.	6.450%	1/15/19	48,811	51,336

	Natural Gas (0.1%)
9	Centrica plc	4.000%	10/16/23	31,743	32,845
9	Engie SA	2.875%	10/10/22	7,269	7,348
	Sempra Energy	6.150%	6/15/18	23,335	23,964
	Sempra Energy	2.400%	3/15/20	10,265	10,329
	Sempra Energy	2.850%	11/15/20	9,770	9,930
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,401

	Other Utility (0.0%)
13	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	2,440	1,951
13	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	3,270	2,546
					1,921,233
Total Corporate Bonds (Cost $34,072,209)					34,184,953
Sovereign Bonds (6.2%)
4,9	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	10,733	10,967
	Arab Republic of Egypt	6.125%	1/31/22	14,740	15,374
	Argentine Republic	6.875%	4/22/21	23,900	26,111
	Avi Funding Co. Ltd.	2.850%	9/16/20	8,875	8,853
9	Avi Funding Co. Ltd.	2.850%	9/16/20	11,075	11,073
9	Banco de Costa Rica	5.250%	8/12/18	4,800	4,865
9	Banco del Estado de Chile	2.000%	11/9/17	6,200	6,199
9	Banco do Brasil SA	4.625%	1/15/25	8,000	7,978
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	6,830	6,980
9	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	29,970	29,911
9	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	2,450	2,467
16	Banque Centrale de Tunisie SA	5.625%	2/17/24	10,740	13,256
9	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,936
9	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	18,195
9	Bermuda	5.603%	7/20/20	19,045	20,584
9	Bermuda	4.138%	1/3/23	6,000	6,290
9	Bermuda	4.854%	2/6/24	5,800	6,317
9	BOC Aviation Ltd.	2.375%	9/15/21	14,650	14,298
9	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,875
9	Caixa Economica Federal	2.375%	11/6/17	12,375	12,375
	Caixa Economica Federal	4.250%	5/13/19	14,996	15,258
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	19,500	19,636
9	CDP Financial Inc.	4.400%	11/25/19	21,300	22,349
9	CDP Financial Inc.	3.150%	7/24/24	24,580	25,229
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,996
9	CNPC General Capital Ltd.	2.750%	5/14/19	9,765	9,825
	Corp. Andina de Fomento	2.200%	7/18/20	65,526	65,408

	Corp. Andina de Fomento	2.125%	9/27/21	31,495	30,944
	Corp. Andina de Fomento	4.375%	6/15/22	30,472	32,788
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	2,000	2,033
9	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	5,145
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	18,415	19,200
9	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	9,896	10,320
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	9,269	9,314
9	CPPIB Capital Inc.	1.250%	9/20/19	58,400	57,772
9,19 Dexia Credit Local SA		1.875%	9/15/21	9,765	9,603
9	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,784
9	Electricite de France SA	2.150%	1/22/19	34,190	34,311
	Emirate of Abu Dhabi	3.125%	10/11/27	72,400	71,439
4,9	ENA Norte Trust	4.950%	4/25/28	1,481	1,525
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	11,768
	Export-Import Bank of Korea	1.500%	10/21/19	56,405	55,398
	Export-Import Bank of Korea	5.125%	6/29/20	20,000	21,263
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,075
	Federative Republic of Brazil	6.000%	4/7/26	21,924	24,390
4	Federative Republic of Brazil	4.625%	1/13/28	7,200	7,158
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	19,500	19,725
9	Fondo MIVIVIENDA SA	3.375%	4/2/19	19,500	19,792
	Fondo MIVIVIENDA SA	3.375%	4/2/19	4,850	4,927
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	7,405	8,067
	ICBCIL Finance Co. Ltd.	2.600%	11/13/18	4,800	4,813
9	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,900	7,858
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	5,400	5,448
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	14,640	14,698
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	14,720	14,722
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	15,950	16,204
20	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,799
12,20Japan Bank for International Cooperation		1.753%	7/21/20	5,856	5,878
20	Japan Bank for International Cooperation	2.125%	7/21/20	38,055	38,031
20	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,210
	KazMunayGas National Co. JSC	9.125%	7/2/18	79,346	82,811
9	KazMunayGas National Co. JSC	3.875%	4/19/22	11,120	11,259
9	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,588
	Kingdom of Saudi Arabia	2.375%	10/26/21	70,315	69,110
	Kingdom of Saudi Arabia	2.875%	3/4/23	49,470	49,271
	Kingdom of Sweden	1.500%	7/25/19	51,720	51,514
9	Kommunalbanken AS	1.125%	5/23/18	31,300	31,230
	Korea Development Bank	1.500%	1/22/18	13,450	13,435
12	Korea Development Bank	1.999%	9/19/20	10,000	9,986
	Korea Gas Corp.	2.875%	7/29/18	4,800	4,823
	Korea National Oil Corp.	2.750%	1/23/19	14,650	14,702
9	Korea Resources Corp.	2.125%	5/2/18	4,675	4,669
9	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,831
	KSA Sukuk Ltd.	2.894%	4/20/22	44,145	44,186
	Majapahit Holding BV	8.000%	8/7/19	16,600	18,216
	National Savings Bank	8.875%	9/18/18	15,360	16,063
9	Nederlandse Waterschapsbank NV	1.250%	9/9/19	19,725	19,495
9	NongHyup Bank	1.875%	9/12/21	9,765	9,382
	North American Development Bank	2.300%	10/10/18	3,675	3,686
	North American Development Bank	2.400%	10/26/22	2,700	2,675
	NTPC Ltd.	4.250%	2/26/26	3,500	3,650
9	OCP SA	5.625%	4/25/24	8,325	8,949
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	54,074	54,958

9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	6,000	6,170
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	49,560	49,867
9	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	4,800	4,896
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	12,290	12,997
	Petrobras Global Finance BV	4.875%	3/17/20	9,863	10,196
	Petrobras Global Finance BV	8.375%	5/23/21	6,550	7,541
9	Petrobras Global Finance BV	5.299%	1/27/25	3,226	3,242
	Petrobras Global Finance BV	8.750%	5/23/26	1,965	2,375
	Petrobras Global Finance BV	7.375%	1/17/27	19,515	21,637
9	Petrobras Global Finance BV	5.999%	1/27/28	51,149	51,788
	Petrobras International Finance Co. SA	5.375%	1/27/21	28,003	29,438
	Petroleos Mexicanos	5.750%	3/1/18	11,700	11,835
	Petroleos Mexicanos	5.500%	2/4/19	55,125	57,170
	Petroleos Mexicanos	8.000%	5/3/19	22,730	24,630
	Petroleos Mexicanos	5.500%	1/21/21	153,554	163,560
	Petroleos Mexicanos	4.875%	1/24/22	1,240	1,289
9	Petroleos Mexicanos	6.500%	3/13/27	24,395	26,650
	Province of New Brunswick	2.750%	6/15/18	485	488
	Province of Nova Scotia	8.250%	7/30/22	12,785	15,671
	Province of Ontario	1.200%	2/14/18	5,200	5,193
	Province of Ontario	3.000%	7/16/18	15,905	16,048
	Province of Ontario	1.625%	1/18/19	71,920	71,766
	Province of Ontario	1.250%	6/17/19	24,405	24,174
	Province of Ontario	1.875%	5/21/20	9,770	9,743
	Province of Ontario	2.500%	4/27/26	5,515	5,433
	Province of Quebec	3.500%	7/29/20	4,750	4,938
7	Province of Quebec	1.456%	9/21/20	17,600	17,796
	Province of Quebec	2.750%	8/25/21	16,785	17,141
	Province of Quebec	2.375%	1/31/22	29,123	29,272
4,9	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	3,156	3,266
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	9,962	10,307
	Republic of Colombia	7.375%	3/18/19	56,501	60,497
	Republic of Colombia	4.000%	2/26/24	1,685	1,750
4	Republic of Colombia	3.875%	4/25/27	31,325	31,591
4	Republic of Colombia	5.000%	6/15/45	6,520	6,716
	Republic of Croatia	6.750%	11/5/19	51,292	55,261
	Republic of Guatemala	4.375%	6/5/27	10,210	10,159
	Republic of Hungary	4.125%	2/19/18	14,310	14,417
	Republic of Hungary	6.250%	1/29/20	66,745	72,380
	Republic of Hungary	6.375%	3/29/21	8,340	9,341
	Republic of Indonesia	6.875%	1/17/18	40,248	40,674
	Republic of Indonesia	4.875%	5/5/21	43,905	47,179
16	Republic of Indonesia	2.875%	7/8/21	10,849	13,685
	Republic of Indonesia	3.375%	4/15/23	17,180	17,436
	Republic of Indonesia	6.625%	2/17/37	3,440	4,420
	Republic of Kazakhstan	3.875%	10/14/24	17,360	17,911
9	Republic of Latvia	2.750%	1/12/20	4,000	4,045
	Republic of Lithuania	7.375%	2/11/20	101,690	113,644
9	Republic of Lithuania	6.125%	3/9/21	8,205	9,187
	Republic of Lithuania	6.125%	3/9/21	42,040	47,071
	Republic of Panama	9.375%	4/1/29	2,345	3,512
	Republic of Poland	6.375%	7/15/19	63,180	67,977
	Republic of Poland	5.125%	4/21/21	23,840	26,045
	Republic of Poland	5.000%	3/23/22	46,710	51,381
	Republic of Romania	6.750%	2/7/22	1,502	1,731
16	Republic of Romania	2.750%	10/29/25	14,635	18,423

9	Republic of Serbia	5.250%	11/21/17	22,470	22,506
	Republic of Serbia	5.250%	11/21/17	21,608	21,625
	Republic of Serbia	5.875%	12/3/18	53,321	55,130
	Republic of Serbia	4.875%	2/25/20	3,000	3,123
	Republic of Slovenia	4.750%	5/10/18	9,758	9,891
	Republic of Slovenia	5.500%	10/26/22	11,740	13,283
9	Republic of Slovenia	5.250%	2/18/24	10,700	12,169
21	Republic of Turkey	2.803%	3/26/18	95,610	95,527
	Republic of Turkey	6.750%	4/3/18	112,445	114,403
	Republic of Turkey	7.000%	3/11/19	39,035	41,133
	Republic of Turkey	7.500%	11/7/19	9,750	10,554
	Republic of Turkey	7.000%	6/5/20	82,935	89,881
	Republic of Turkey	5.625%	3/30/21	48,779	51,462
	Republic of Turkey	6.250%	9/26/22	13,170	14,322
	Republic of Turkey	5.750%	3/22/24	36,585	38,551
	Republic of Turkey	4.875%	10/9/26	2,610	2,555
	Republic of Turkey	5.750%	5/11/47	24,209	23,150
	SABIC Capital II BV	2.625%	10/3/18	9,600	9,635
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	9,765	9,796
9	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	21,784
9	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	39,015	39,003
	Slovak Republic	4.375%	5/21/22	3,000	3,251
9	Slovak Republic	4.375%	5/21/22	5,500	5,968
	State of Israel	4.000%	6/30/22	6,700	7,144
	State of Israel	3.150%	6/30/23	6,000	6,169
	State of Israel	2.875%	3/16/26	9,635	9,662
	State of Kuwait	2.750%	3/20/22	42,883	43,253
	State of Qatar	2.099%	1/18/18	30,300	30,262
	State of Qatar	5.250%	1/20/20	39,600	41,878
	Statoil ASA	1.200%	1/17/18	21,105	21,090
	Statoil ASA	2.250%	11/8/19	19,500	19,566
	Statoil ASA	2.900%	11/8/20	10,000	10,207
	Statoil ASA	3.150%	1/23/22	2,000	2,064
	Sultanate of Oman	5.375%	3/8/27	6,100	6,257
	Svensk Exportkredit AB	1.125%	4/5/18	9,750	9,737
9	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,564
9	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,991
	United Mexican States	3.625%	3/15/22	27,053	28,183
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	1,900	1,901
	YPF SA	8.875%	12/19/18	6,231	6,608
Total Sovereign Bonds (Cost $3,935,625)					3,966,684
Taxable Municipal Bonds (0.2%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	255	256
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,545	9,544
	California GO	5.950%	3/1/18	26,110	26,502
	California GO	6.200%	10/1/19	13,650	14,777
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	5,350	5,359
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	4,959

Illinois GO	5.665%	3/1/18	4,490	4,541
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	1,850	1,856
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	11,958	12,030
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	10,352	10,479
University of California Revenue	2.054%	5/15/18	3,400	3,409
University of California Revenue	1.745%	5/15/19	6,250	6,256
Total Taxable Municipal Bonds (Cost $99,038)				99,968
Tax-Exempt Municipal Bonds (0.0%)
Calhoun County TX Navigation Industrial
Development Authority Port Revenue (BP
plc) VRDO (Cost $10,000)	1.020%	11/7/17	10,000	10,000

			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
11,15Lehman Brothers Holdings Inc. (Cost $28,923)	7.250%		29,160	—

Temporary Cash Investments (7.1%)
Money Market Fund (5.5%)
22 Vanguard Market Liquidity Fund	1.246%		35,240,780	3,524,430

			Face
			Amount
			($000)
Certificates of Deposit (0.5%)
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.700%	1/26/18	92,300	92,365
Cooperatieve Rabobank UA	1.980%	10/25/19	248,845	248,827
				341,192
Commercial Paper (1.1%)
23 Electricite de France	1.906%	1/5/18	36,140	36,034
9,23 Electricite de France	1.832%	1/10/18	25,045	24,966
9,23 Enbridge Energy Partners LP	2.091%	11/28/17	41,000	40,935
9,23 Energy Transfer LP	2.382%	12/11/17	472,255	471,008
9,23 Engie SA	1.544%	11/9/17	20,495	20,490
9,23 Engie SA	1.544%	11/10/17	20,290	20,284
9,23 Engie SA	1.544%	11/15/17	19,055	19,046
9,23 ENTERGY Corp.	1.657%	11/30/17	14,150	14,131
9,23 Ford Motor Credit Co. LLC	2.051%	6/21/18	14,635	14,460
9,23 Ford Motor Credit Co. LLC	2.061%	7/2/18	8,780	8,666
23 Plains All American Pipeline LP	2.668%	12/13/17	14,635	14,589
9,23 Vodafone Group plc	1.770%	9/4/18	7,679	7,564
				692,173
Total Temporary Cash Investments (Cost $4,558,056)				4,557,795

Total Investments (101.2%) (Cost $64,545,316)					64,708,139
				Notional
				Amount
	Expiration Date	Contracts	Exercise Price	($000)
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	859	USD 127.50	109,523	(13)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	1,936	USD 124.50	241,032	(605)
Total Options on Futures Written (Premiums Received $1,069)					(618)

				Notional
				Amount on
				Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S28-
V1 5-Year Index	GSI	11/15/17	55.0%	132,020	(277)
Put Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	JPMC	12/20/17	75.0%	394,430	(100)
Total Credit Default Swaptions Written (Premiums Received $535)					(377)

Total Liability on Options Written (Premiums Received $1,604)					(995)

Other Assets and Liabilities-Net (-1.2%)					(764,114)
Net Assets (100%)					63,943,030

1 Securities with a value of $8,540,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $13,729,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $15,249,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $10,733,529,000, representing 16.8% of net assets.
10 Security made only partial principal and/or interest payments during the period ended October 31, 2017.
11 Security value determined using significant unobservable inputs.
12 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
13 Face amount denominated in Australian dollars.
14 Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
15 Non-income-producing security--security in default.
16 Face amount denominated in euro.
17 Face amount denominated in British pounds.
18 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
19 Guaranteed by multiple countries.

20 Guaranteed by the Government of Japan.
21 Guaranteed by the Republic of Turkey.
22 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
23 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2017, the aggregate value of these securities was $692,173,000, representing 1.1% of net assets.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	40,214	4,712,578	(28,989)
2-Year U.S. Treasury Note	December 2017	12,284	2,645,475	(9,283)
30-Year U.S. Treasury Bond	December 2017	368	56,109	136
				(38,136)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(15,228)	(2,039,362)	24,472
10-Year U.S. Treasury Note	December 2017	(3,022)	(377,561)	1,005
Ultra Long U.S. Treasury Bond	December 2017	(2,192)	(361,201)	(358)
AUD 3-Year Treasury Bond	December 2017	(3,283)	(280,389)	(477)
Euro-Bobl	December 2017	(631)	(96,862)	6
Euro-Bund	December 2017	(454)	(86,070)	(909)
Long Gilt	December 2017	(234)	(38,641)	855
Euro-Buxl	December 2017	(65)	(12,578)	(34)
AUD 10-Year Treasury Bond	December 2017	(60)	(5,917)	(7)
Euro-Schatz	December 2017	(30)	(3,923)	(4)
				24,549
				(13,587)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

Short-Term Investment-Grade Fund

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Capital	11/15/17	EUR	19,000	USD	22,534	(383)
JPMorgan Chase Bank, N.A.	11/15/17	EUR	16,000	USD	18,735	(81)
Goldman Sachs Bank AG	11/15/17	GBP	10,000	USD	13,209	78
Goldman Sachs Bank AG	11/15/17	EUR	7,000	USD	8,243	(82)
Goldman Sachs Bank AG	11/15/17	AUD	5,400	USD	4,144	(12)
Barclays Capital	11/15/17	USD	256,106	AUD	328,000	5,112
BNP Paribas	11/15/17	USD	234,839	EUR	198,000	4,005
JPMorgan Chase Bank, N.A.	11/15/17	USD	87,754	GBP	66,700	(873)
						7,764
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Centrally Cleared Credit Default Swaps
			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(% )	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S29-V1	12/20/22	USD 108,529	5.000	9,122	527

CDX-NA-IG-S29-V1	12/20/22	USD 401,007	1.000	9,275	270
				18,397	797
Credit Protection Purchased

CDX-NA-IG-S28-V1	6/20/22	USD 394,597	(1.000)	(8,698)	(208)
iTraxx Europe Crossover Index-
S28-V1	12/20/22	EUR 41,000	(5.000)	(6,210)	(718)
iTraxx Europe Subordinated
Financials-S27-V1	6/20/22	EUR 62,900	(1.000)	(351)	(2,275)
				(15,260)	(3,201)
				3,137	(2,404)

Short-Term Investment-Grade Fund

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference	Termination	Counter	Amount	(Paid)	Value	(Paid)	(Depreciation)
Entity	Date	party	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	10,030	1.000[2]	216	(35)	181
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	6,675	1.000[2]	143	(37)	106
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	14,650	1.000[2]	319	(98)	221
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	32,955	1.000[2]	725	(522)	203
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	16,580	1.000[2]	359	(290)	69
General
Electric Capital
Corp./A1	12/20/19	DBAG	29,290	1.000[2]	495	(268)	227
Hartford
Financial
Services
Group/Baa2	3/20/18	GSCM	9,750	1.000[2]	35	2	37
International
Lease Finance
Corp./Baa3	6/20/22	BARC	22,445	1.000[2]	224	(10)	214

Metlife Inc./A3	12/20/20	GSCM	14,025	1.000[2]	311	-	311

Metlife Inc./A3	12/20/21	BARC	6,575	1.000[2]	155	(10)	145
People’s
Republic of		BNPS
China/A1	6/20/22	W	26,335	1.000[2]	613	(212)	401
People’s
Republic of
China/A1	12/20/22	GSI	53,150	1.000[2]	1,215	(1,081)	134
Republic of
Chile/Aa3	12/20/22	GSI	52,630	1.000[2]	1,197	(1,072)	125
Republic of
Chile/Aa3	12/20/22	CITNA	22,900	1.000[2]	521	(443)	78
Republic of
Indonesia/Baa		BNPS
3	12/20/22	W	9,410	1.000[2]	24	11	35
Simon
Property
Group LP/A2	6/20/22	JPMC	10,060	1.000[2]	152	2	154

Short-Term Investment-Grade Fund

Simon
Property
Group LP/A2	6/20/22	JPMC	6,705	1.000[2]	101	10	111
The Southern
Company/Baa
2	6/20/22	JPMC	131,955	1.000[2]	2,636	(2,050)	586

Total					9,441	(6,103)	3,338

Credit Protection Purchased

Aetna Inc.	12/20/2019	CSFBI	19,525	(1.000) [2]	(381)	280	(101)

Aetna Inc.	6/20/2020	GSCM	19,530	(1.000) [2]	(451)	410	(41)
Altria Group
Inc.	12/20/2021	GSI	73,260	(1.000) [2]	(2,404)	1,824	(580)
Altria Group
Inc.	12/20/2021	GSI	14,650	(1.000) [2]	(481)	365	(116)
Altria Group
Inc.	12/20/2021	GSI	9,770	(1.000) [2]	(321)	243	(78)
American
International
Group Inc.	6/20/2020	BOANA	11,720	(1.000) [2]	(257)	116	(141)
American
International
Group Inc.	6/20/2020	BOANA	11,720	(1.000) [2]	(257)	116	(141)
American
International
Group Inc.	12/20/2020	GSCM	14,025	(1.000) [2]	(349)	200	(149)
American
International
Group Inc.	12/20/2020	GSCM	6,990	(1.000) [2]	(174)	(68)	(242)

Autozone Inc.	12/20/2020	GSCM	9,760	(1.000) [2]	(216)	219	3
Banco Bilbao
Vizcaya
Argentaria SA	6/20/2021	BOANA	24,415	(1.000) [2]	(545)	(130)	(675)
Bank of
America Corp.	3/20/2020	GSCM	21,610	(1.000) [2]	(403)	166	(237)
Bank of China		BNPS
Ltd.	12/20/2021	W	13,100	(1.000) [2]	(261)	(38)	(299)
Bank of China		BNPS
Ltd.	6/20/2022	W	26,335	(1.000) [2]	(515)	4	(511)
Barclays Bank
plc	6/20/2022	CSFBI	33,540[1]	(1.000) [2]	(1,080)	683	(397)
Barclays Bank
plc	6/20/2022	BOANA	33,535[1]	(1.000) [2]	(1,080)	674	(406)
Barclays Bank
plc	12/20/2022	CITNA	13,350[1]	(1.000) [2]	440	(565)	(125)
CECONOMY
AG	6/20/2022	BARC	23,090[1]	(1.000) [2]	(260)	(61)	(321)
CECONOMY
AG	6/20/2022	BARC	16,520[1]	(1.000) [2]	(186)	(34)	(220)
CECONOMY
AG	6/20/2022	BARC	16,520[1]	(1.000) [2]	(186)	(45)	(231)
CECONOMY
AG	6/20/2022	BARC	9,900[1]	(1.000) [2]	(112)	(26)	(138)
CECONOMY
AG	6/20/2022	BARC	6,590[1]	(1.000) [2]	(74)	(14)	(88)

Short-Term Investment-Grade Fund

CECONOMY
AG	6/20/2022	BARC	6,590[1]	(1.000) [2]	(74)	(31)	(105)
CECONOMY
AG	6/20/2022	BARC	6,590[1]	(1.000) [2]	(74)	6	(68)
CMBX-NA-
AAA-9	9/17/2058	DBAG	19,500	(0.500) [3]	(16)	(1,110)	(1,126)
CMBX-NA-
AAA-9	9/17/2058	CSFBI	19,480	(0.500) [3]	(15)	(680)	(695)
CMBX-NA-
AAA-9	9/17/2058	MSCS	19,330	(0.500) [3]	(16)	(1,024)	(1,040)
CMBX-NA-
AAA-9	9/17/2058	JPM	19,300	(0.500) [3]	(16)	(961)	(977)
CMBX-NA-
AAA-9	9/17/2058	MSCS	19,280	(0.500) [3]	(16)	(803)	(819)
CMBX-NA-
AAA-9	9/17/2058	JPM	19,150	(0.500) [3]	(15)	(695)	(710)
CMBX-NA-
AAA-9	9/17/2058	DBAG	18,120	(0.500) [3]	(15)	(692)	(707)
CMBX-NA-
AAA-9	9/17/2058	GSI	3,910	(0.500) [3]	(3)	(160)	(163)
Commerzbank
AG	6/20/2021	BOANA	24,410	(1.000) [2]	(545)	(210)	(755)
CVS Health
Corp.	12/20/2020	BOANA	9,760	(1.000) [2]	(229)	213	(16)
CVS Health
Corp.	12/20/2020	BOANA	9,760	(1.000) [2]	(229)	216	(13)
CVS Health
Corp.	12/20/2020	BOANA	4,880	(1.000) [2]	(114)	108	(6)
CVS Health
Corp.	12/20/2020	BOANA	4,880	(1.000) [2]	(114)	80	(34)
CVS Health
Corp.	12/20/2021	JPMC	29,300	(1.000) [2]	(742)	704	(38)
CVS Health
Corp.	12/20/2021	BARC	19,535	(1.000) [2]	(495)	539	44
CVS Health
Corp.	12/20/2021	BARC	6,620	(1.000) [2]	(168)	178	10
Deutsche
Bank AG	12/20/2022	JPMC	33,535	(1.000) [2]	(337)	166	(171)
Deutsche
Bank AG	12/20/2022	JPMC	20,120	(1.000) [2]	(203)	117	(86)
Deutsche
Bank AG	12/20/2022	JPMC	13,415	(1.000) [2]	(135)	68	(67)
Dominion
Energy Inc.	6/20/2022	JPMC	16,495	(1.000) [2]	(530)	525	(5)
EI du Pont de
Nemours &
Co.	12/20/2020	JPMC	25,215	(1.000) [2]	(700)	387	(313)
Enel
Investment
Holding BV	6/20/2022	BNPSW	33,535[1]	(1.000) [2]	(901)	623	(278)

Engie SA	12/20/2021	BNPSW	16,540[1]	(1.000) [2]	(629)	238	(391)

Engie SA	6/20/2022	JPMC	16,545[1]	(1.000) [2]	(647)	353	(294)

Exelon Corp.	6/20/2022	JPMC	26,390	(1.000) [2]	(866)	806	(60)

Exelon Corp.	6/20/2022	JPMC	16,495	(1.000) [2]	(542)	509	(33)
Federal
Express Corp.	12/20/2018	GSCM	21,640	(1.000) [2]	(242)	79	(163)

Short-Term Investment-Grade Fund

Federative
Republic of		BNPS
Brazil	12/20/2022	W	74,572	(1.000) [2]	2,404	(3,568)	(1,164)
Federative
Republic of
Brazil	12/20/2022	GSI	18,330	(1.000) [2]	591	(877)	(286)
Federative
Republic of
Brazil	12/20/2025	BOANA	23,222	(1.000) [2]	2,155	(5,430)	(3,275)
Federative
Republic of
Brazil	12/20/2025	GSCM	10,925	(1.000) [2]	1,014	(2,383)	(1,369)
Lincoln
National Corp.	6/20/2021	BARC	3,340	(1.000) [2]	(88)	(67)	(155)
Lincoln
National Corp.	6/20/2021	BARC	3,335	(1.000) [2]	(88)	67	(21)
Lincoln
National Corp.	12/20/2021	BARC	6,575	(1.000) [2]	(175)	(13)	(188)
McDonald’s
Corp.	6/20/2022	GSI	26,675	(1.000) [2]	(987)	793	(194)
McKesson
Corp.	3/20/2019	JPMC	18,210	(1.000) [2]	(233)	183	(50)
McKesson
Corp.	3/20/2019	JPMC	18,210	(1.000) [2]	(233)	179	(54)
PPG Industries
Inc.	3/20/2018	GSCM	9,760	(1.000) [2]	(34)	22	(12)

Raytheon Co.	12/20/2021	GSI	24,420	(1.000) [2]	(877)	744	(133)

Raytheon Co.	12/20/2021	GSI	24,415	(1.000) [2]	(876)	737	(139)
Republic of
Korea	9/20/2018	JPMC	7,800	(1.000) [2]	(34)	13	(21)
Republic of		BNPS
Philippines	12/20/2022	W	42,450	(1.000) [2]	(771)	776	5
Republic of
South Africa	12/20/2020	JPMC	18,950	(1.000) [2]	70	(957)	(887)
Republic of		BNPS
Turkey	6/20/2018	W	23,410	(1.000) [2]	(91)	76	(15)
Republic of		BNPS
Turkey	3/20/2019	W	19,520	(1.000) [2]	(102)	3	(99)
Republic of		BNPS
Turkey	3/20/2019	W	19,515	(1.000) [2]	(101)	2	(99)
Republic of
Turkey	12/20/2019	GSCM	34,740	(1.000) [2]	(131)	(392)	(523)
Republic of
Turkey	12/20/2019	GSCM	34,100	(1.000) [2]	(128)	(385)	(513)
Republic of		BNPS
Turkey	6/20/2020	W	48,800	(1.000) [2]	(32)	(303)	(335)
Republic of		BNPS
Turkey	6/20/2020	W	24,385	(1.000) [2]	(16)	(210)	(226)
Republic of		BNPS
Turkey	6/20/2020	W	19,510	(1.000) [2]	(13)	(71)	(84)
Republic of
Turkey	6/20/2020	GSCM	19,500	(1.000) [2]	(13)	(91)	(104)
Republic of
Turkey	12/20/2022	GSI	85,845	(1.000) [2]	3,330	(3,326)	4
Royal Bank of		BNPS
Scotland plc	12/20/2020	W	18,060	(1.000) [2]	(390)	97	(293)
Sempra
Energy	6/20/2022	JPMC	26,390	(1.000) [2]	(840)	782	(58)

Short-Term Investment-Grade Fund

Sempra
Energy	6/20/2022	JPMC	16,495	(1.000) [2]	(525)	501	(24)
Societe
General SA	12/20/2021	JPMC	9,765	(1.000) [2]	(289)	50	(239)
Standard
Chartered
Bank	12/20/2021	JPMC	16,475	(1.000) [2]	(452)	(32)	(484)

State of Qatar	6/20/2022	CITNA	3,450	(1.000) [2]	(14)	(38)	(52)

State of Qatar	6/20/2022	BOANA	1,500	(1.000) [2]	(6)	(17)	(23)

UniCredit SpA	6/20/2022	JPMC	13,390	(1.000) [2]	443	(926)	(483)
United
Mexican
States	12/20/2018	DBAG	4,900	(1.000) [2]	(40)	(7)	(47)
United
Mexican
States	12/20/2022	BARC	24,400	(1.000) [2]	65	(117)	(52)
United
Mexican
States	12/20/2022	JPMC	19,513	(1.000) [2]	52	(186)	(134)
UnitedHealth
Group Inc.	12/20/2019	CSFBI	19,525	(1.000) [2]	(397)	272	(125)
UnitedHealth
Group Inc.	6/20/2020	CSFBI	19,530	(1.000) [2]	(476)	395	(81)
Wells Fargo &
Co.	9/20/2020	BOANA	25,940	(1.000) [2]	(565)	310	(255)

Total					(17,074)	(9,526)	(26,600)

							(23,262)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
3 Periodic premium received/paid monthly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPM--JP Morgan Securities.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

At October 31, 2017, the counterparties had deposited in segregated accounts securities and cash with a value of $9,986,000 in connection with open forward currency contracts and over-the-counter swap contracts.

Short-Term Investment-Grade Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate			Unrealized
	Future	Notional	Received	Receive			Appreciation
Termination	Effective	Amount	(Paid) [2]	d (Paid)		Value	(Depreciation
Date	Date	($000)	(%)	(%)		($000)	) ($000)
12/20/18	12/20/17[1]	406,265	1.750	(0.000)	3	130	(512)
12/20/19	12/20/17[1]	267,801	(2.000)	0.000	3	(694)	844
12/21/20	12/20/17[1]	71,346	(2.250)	0.000	3	(573)	242
12/20/21	12/20/17[1]	44,924	(2.250)	0.000	3	(332)	221
12/20/22	12/20/17[1]	78,274	(2.250)	0.000	3	(458)	486
12/20/24	12/20/17[1]	137,108	(2.500)	0.000	3	(2,231)	1,433
						(4,158)	2,714

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Short-Term Investment-Grade Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	10,285,709	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,488,734	114,296
Corporate Bonds	—	34,184,950	3
Sovereign Bonds	—	3,966,684	—
Taxable Municipal Bonds	—	99,968	—
Tax-Exempt Municipal Bonds	—	10,000	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	3,524,430	1,033,365	—
Liability for Options Written	(618)	(377)	—
Futures Contracts—Assets[1]	1,490	—	—
Futures Contracts—Liabilities[1]	(5,673)	—	—
Forward Currency Contracts—Assets	—	9,195	—
Forward Currency Contracts—Liabilities	—	(1,431)	—
Swap Contracts—Assets	392[1]	3,404	—
Swap Contracts—Liabilities	(328)[1]	(26,666)	—
Total	3,519,693	61,053,535	114,299
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

Short-Term Investment-Grade Fund

market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

Short-Term Investment-Grade Fund

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is

Short-Term Investment-Grade Fund

that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At October 31, 2017, the cost of investment securities for tax purposes was $64,548,758,000. Net unrealized appreciation of investment securities for tax purposes was $159,381,000, consisting of unrealized gains of $367,844,000 on securities that had risen in value since their purchase and $208,463,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (15.9%)
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	34,155	34,248
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	4,040	4,255
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	7,000	7,026
	United States Treasury Note/Bond	0.875%	7/15/18	56,000	55,799
	United States Treasury Note/Bond	1.375%	7/31/18	45,500	45,486
	United States Treasury Note/Bond	0.750%	8/31/18	275,000	273,454
	United States Treasury Note/Bond	0.750%	9/30/18	176,800	175,667
	United States Treasury Note/Bond	1.250%	5/31/19	10,500	10,451
	United States Treasury Note/Bond	1.625%	10/15/20	46,500	46,362
	United States Treasury Note/Bond	1.375%	5/31/21	99,740	98,119
1	United States Treasury Note/Bond	1.125%	6/30/21	45,000	43,847
	United States Treasury Note/Bond	1.125%	7/31/21	41,500	40,398
2	United States Treasury Note/Bond	1.625%	8/31/22	8,100	7,957
	United States Treasury Note/Bond	1.875%	9/30/22	2,000	1,987
	United States Treasury Note/Bond	2.250%	8/15/27	3,100	3,065
					848,121
Agency Bonds and Notes (71.9%)
3	AID-Iraq	2.149%	1/18/22	67,135	67,275
3	AID-Israel	0.000%	11/1/19	14,470	13,886
3	AID-Israel	5.500%	9/18/23	12,700	14,922
3	AID-Israel	5.500%	4/26/24	4,100	4,867
3	AID-Jordan	2.578%	6/30/22	33,500	33,959
3	AID-Tunisia	1.416%	8/5/21	12,300	11,985
3	AID-Ukraine	1.844%	5/16/19	11,665	11,722
3	AID-Ukraine	1.471%	9/29/21	18,850	18,429
4	Fannie Mae Interest Strip	0.000%	1/15/19	1,560	1,529
4	Fannie Mae Principal Strip	0.000%	2/1/19	25,682	25,162
5	Federal Home Loan Banks	0.625%	8/7/18	6,440	6,402
5	Federal Home Loan Banks	1.750%	12/14/18	3,000	3,007
5	Federal Home Loan Banks	1.250%	1/16/19	45,400	45,235
5	Federal Home Loan Banks	1.375%	3/18/19	100,200	99,928
5	Federal Home Loan Banks	5.375%	5/15/19	46,000	48,633
5	Federal Home Loan Banks	1.375%	5/28/19	82,800	82,519
5	Federal Home Loan Banks	0.875%	8/5/19	83,500	82,404
5	Federal Home Loan Banks	1.500%	10/21/19	77,000	76,771
5	Federal Home Loan Banks	1.750%	6/12/20	20,000	20,001
5,6	Federal Home Loan Banks	1.800%	8/28/20	50,000	49,848
5,6	Federal Home Loan Banks	1.800%	8/28/20	123,250	122,877
5	Federal Home Loan Banks	1.375%	9/28/20	116,400	115,042
4,6	Federal Home Loan Mortgage Corp.	1.050%	5/25/18	50,000	49,903
4,6	Federal Home Loan Mortgage Corp.	1.060%	6/22/18	50,000	49,882
4,6	Federal Home Loan Mortgage Corp.	1.050%	7/27/18	50,000	49,852
4	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	131,510	130,766
4,6	Federal Home Loan Mortgage Corp.	1.050%	11/7/18	75,000	74,618
4	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	96,250	95,617
4,6	Federal Home Loan Mortgage Corp.	1.275%	6/28/19	50,000	49,664
4	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	73,550	72,621
4,6	Federal Home Loan Mortgage Corp.	1.250%	7/26/19	50,000	49,618

4	Federal Home Loan Mortgage Corp.	1.375%	8/15/19	105,000	104,521
4	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	120,650	119,733
4	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	66,700	66,406
4,6	Federal Home Loan Mortgage Corp.	1.800%	4/13/20	75,000	74,859
4	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	43,600	43,399
4,6	Federal Home Loan Mortgage Corp.	1.700%	9/29/20	164,060	163,130
4,6	Federal Home Loan Mortgage Corp.	1.800%	9/29/20	75,000	74,748
4,6	Federal National Mortgage Assn.	1.250%	9/27/18	10,000	9,982
4	Federal National Mortgage Assn.	1.375%	1/28/19	33,750	33,676
4	Federal National Mortgage Assn.	1.000%	2/26/19	14,150	14,046
4,6	Federal National Mortgage Assn.	1.250%	2/26/19	75,000	74,609
4,6	Federal National Mortgage Assn.	1.250%	6/13/19	50,000	49,656
4	Federal National Mortgage Assn.	0.875%	8/2/19	16,950	16,729
4	Federal National Mortgage Assn.	0.000%	10/9/19	275,300	265,676
4,6	Federal National Mortgage Assn.	1.250%	11/25/19	75,000	74,237
4,6	Federal National Mortgage Assn.	1.150%	11/29/19	77,500	76,610
4,6	Federal National Mortgage Assn.	1.750%	1/17/20	50,000	49,910
4	Federal National Mortgage Assn.	1.500%	7/30/20	89,250	88,633
4	Federal National Mortgage Assn.	1.875%	9/24/26	75,650	71,738
5	Financing Corp.	0.000%	5/11/18	108,000	107,208
5	Financing Corp.	0.000%	11/2/18	1,540	1,516
5	Financing Corp.	0.000%	12/6/18	32,496	31,924
5	Financing Corp.	0.000%	3/7/19	3,910	3,824
	Government Trust Certificate	0.000%	4/1/20	10,419	9,876
	Private Export Funding Corp.	4.375%	3/15/19	9,570	9,916
	Private Export Funding Corp.	1.450%	8/15/19	24,042	23,893
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,516
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,640
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,815
	Private Export Funding Corp.	2.800%	5/15/22	13,545	13,920
	Private Export Funding Corp.	3.550%	1/15/24	15,500	16,567
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,300
	Private Export Funding Corp.	3.250%	6/15/25	16,200	16,957
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	43,408	40,818
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	1,584	1,223
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	13,756	10,530
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,386
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	7,094	5,333
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	124,331	120,181
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	93,000	88,436
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	214,117	202,606
5	Tennessee Valley Authority	4.700%	7/15/33	20,990	25,026
5	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	14,040
					3,840,693
Conventional Mortgage-Backed Securities (10.0%)
4,6	Fannie Mae Pool	2.000%	10/1/27–1/1/32	23,091	22,713
4,6,7Fannie Mae Pool		2.500%	2/1/28–11/1/32	138,585	139,360
4,6,7Fannie Mae Pool		3.000%	12/1/20–11/1/32	114,572	117,598
4,6	Fannie Mae Pool	3.500%	8/1/20–5/1/30	45,018	47,045
4,6	Fannie Mae Pool	4.000%	6/1/18–12/1/28	14,125	14,729
4,6	Fannie Mae Pool	4.500%	1/1/18–10/1/25	2,795	2,848
4,6	Fannie Mae Pool	5.000%	11/1/17–3/1/38	4,392	4,643
4,6	Fannie Mae Pool	5.500%	11/1/17–1/1/25	609	619
4,6	Fannie Mae Pool	6.000%	5/1/24	1	1
4,6	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	7,754	7,644
4,6,7Freddie Mac Gold Pool		2.500%	6/1/22–11/1/32	82,187	82,636
4,6,7Freddie Mac Gold Pool		3.000%	4/1/27–11/1/32	54,781	56,162

4,6	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	16,646	17,431
4,6	Freddie Mac Gold Pool	4.000%	6/1/18–1/1/29	9,038	9,428
4,6	Freddie Mac Gold Pool	4.500%	5/1/18–9/1/26	5,976	6,153
4,6	Freddie Mac Gold Pool	5.000%	11/1/17–6/1/25	2,355	2,415
4,6	Freddie Mac Gold Pool	5.500%	7/1/18–2/1/19	18	18
4,6	Freddie Mac Gold Pool	6.000%	10/1/18	6	6
					531,449
Nonconventional Mortgage-Backed Securities (1.2%)
4,6,8Fannie Mae Pool		3.094%	12/1/40	1,890	1,991
4,6,9Fannie Mae REMICS 2005-45		1.608%	6/25/35	1,084	1,086
4,6,9Fannie Mae REMICS 2005-95		1.648%	11/25/35	1,448	1,456
4,6,9Fannie Mae REMICS 2006-46		1.558%	6/25/36	4,031	4,027
4,6,9Fannie Mae REMICS 2007-4		1.683%	2/25/37	521	524
4,6,9Fannie Mae REMICS 2012-122		1.638%	11/25/42	1,479	1,480
4,6,9Fannie Mae REMICS 2013-19		1.538%	9/25/41	2,042	2,035
4,6,9Fannie Mae REMICS 2013-39		1.588%	5/25/43	1,907	1,902
4,6,9Fannie Mae REMICS 2015-22		1.538%	4/25/45	1,602	1,593
4,6,9Fannie Mae REMICS 2016-55		1.738%	8/25/46	3,147	3,171
4,6,9Fannie Mae REMICS 2016-60		1.488%	9/25/46	6,470	6,449
4,6,9Fannie Mae REMICS 2016-62		1.638%	9/25/46	6,446	6,468
4,6,9Fannie Mae REMICS 2016-93		1.588%	12/25/46	12,257	12,267
4,6,8Freddie Mac Non Gold Pool		3.172%	9/1/37	5,988	6,327
4,6	Freddie Mac Non Gold Pool	3.269%	7/1/33	1,036	1,090
4,6,8Freddie Mac Non Gold Pool		3.329%	7/1/35	7,588	7,983
4,6,9Freddie Mac REMICS		1.589%	11/15/36–8/15/43	3,047	3,050
4,6,9Freddie Mac REMICS		1.599%	11/15/36	1,034	1,036
4,6,9Freddie Mac REMICS		1.689%	6/15/42	571	574
					64,509
Total U.S. Government and Agency Obligations (Cost $5,313,372)					5,284,772

				Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
10	Vanguard Market Liquidity Fund (Cost $121,788)	1.246%		1,217,789	121,791
Total Investments (101.3%) (Cost $5,435,160)					5,406,563

				Notional
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Liability for Options Written (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	73	USD 127.50	9,308	(1)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	164	USD 124.50	20,418	(51)
Total Liability on Options Written (Premiums Received $91)					(52)
Other Assets and Liabilities-Net (-1.3%)					(67,485)
Net Assets (100%)					5,339,026

1 Securities with a value of $278,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
2 Securities with a value of $1,179,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2017.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2017	2,647	570,056	(1,284)
5-Year U.S. Treasury Note	December 2017	3,804	445,781	(2,125)
10-Year U.S. Treasury Note	December 2017	515	64,343	(166)
				(3,575)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(1,618)	(216,686)	3,008
Ultra Long U.S. Treasury Bond	December 2017	(289)	(47,622)	(101)
30-Year U.S. Treasury Bond	December 2017	(24)	(3,659)	1
				2,908
				(667)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market

Short-Term Federal Fund

quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

Short-Term Federal Fund

	($000	($000	($000
U.S. Government and Agency Obligations	—	5,284,772	—
Temporary Cash Investments	121,791	—	—
Liability for Options Written	(52)	—	—
Futures Contracts—Assets[1]	76	—	—
Futures Contracts—Liabilities[1]	(487)	—	—
Total	121,328	5,284,772	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. At October 31, 2017, the cost of investment securities for tax purposes was $5,435,160,000. Net unrealized depreciation of investment securities for tax purposes was $28,597,000, consisting of unrealized gains of $2,754,000 on securities that had risen in value since their purchase and $31,351,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (95.9%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	22,852	22,914
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	2,580	2,717
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	4,300	4,316
	United States Treasury Note/Bond	6.500%	11/15/26	4,800	6,439
	United States Treasury Note/Bond	5.250%	11/15/28	36,300	46,362
	United States Treasury Note/Bond	5.250%	2/15/29	18,238	23,370
	United States Treasury Note/Bond	6.250%	5/15/30	16,000	22,593
	United States Treasury Note/Bond	5.375%	2/15/31	44,000	58,616
	United States Treasury Note/Bond	4.500%	2/15/36	42,364	54,213
	United States Treasury Note/Bond	4.750%	2/15/37	4,000	5,286
	United States Treasury Note/Bond	5.000%	5/15/37	56,800	77,275
	United States Treasury Note/Bond	4.375%	2/15/38	34,400	43,527
	United States Treasury Note/Bond	4.500%	5/15/38	500	643
	United States Treasury Note/Bond	4.250%	5/15/39	30,324	37,806
	United States Treasury Note/Bond	4.500%	8/15/39	20,336	26,198
	United States Treasury Note/Bond	4.375%	11/15/39	44,496	56,426
	United States Treasury Note/Bond	4.625%	2/15/40	74,412	97,573
	United States Treasury Note/Bond	4.375%	5/15/40	54,381	69,063
	United States Treasury Note/Bond	3.875%	8/15/40	43,315	51,328
	United States Treasury Note/Bond	4.250%	11/15/40	45,222	56,535
	United States Treasury Note/Bond	4.750%	2/15/41	67,575	90,423
	United States Treasury Note/Bond	4.375%	5/15/41	40,000	50,975
	United States Treasury Note/Bond	3.750%	8/15/41	44,995	52,412
	United States Treasury Note/Bond	3.125%	11/15/41	15,876	16,747
	United States Treasury Note/Bond	3.125%	2/15/42	3,500	3,689
	United States Treasury Note/Bond	3.000%	5/15/42	11,083	11,431
	United States Treasury Note/Bond	2.750%	8/15/42	68,131	67,120
	United States Treasury Note/Bond	2.750%	11/15/42	84,475	83,116
	United States Treasury Note/Bond	3.125%	2/15/43	107,021	112,506
1	United States Treasury Note/Bond	2.875%	5/15/43	147,711	148,426
	United States Treasury Note/Bond	3.625%	8/15/43	145,053	165,859
	United States Treasury Note/Bond	3.750%	11/15/43	156,808	183,122
	United States Treasury Note/Bond	3.625%	2/15/44	120,999	138,544
	United States Treasury Note/Bond	3.375%	5/15/44	125,802	138,166
	United States Treasury Note/Bond	3.125%	8/15/44	91,500	96,161
	United States Treasury Note/Bond	3.000%	11/15/44	95,429	97,994
	United States Treasury Note/Bond	2.500%	2/15/45	103,246	95,987
	United States Treasury Note/Bond	3.000%	5/15/45	132,707	136,149
	United States Treasury Note/Bond	2.875%	8/15/45	127,670	127,770
	United States Treasury Note/Bond	3.000%	11/15/45	137,418	140,875
	United States Treasury Note/Bond	2.500%	2/15/46	129,950	120,406
	United States Treasury Note/Bond	2.500%	5/15/46	126,723	117,318
	United States Treasury Note/Bond	2.250%	8/15/46	74,953	65,678
	United States Treasury Note/Bond	2.875%	11/15/46	156,726	156,629
	United States Treasury Note/Bond	3.000%	2/15/47	132,227	135,451
	United States Treasury Note/Bond	3.000%	5/15/47	57,808	59,217

	United States Treasury Note/Bond		2.750%	8/15/47	58,500	56,992
						3,432,363
Agency Bonds and Notes (2.0%)
2	Fannie Mae Interest Strip		0.000%	5/15/29	4,592	3,235
2	Fannie Mae Principal Strip		0.000%	5/15/30	25,912	17,844
2	Federal Home Loan Mortgage Corp.		0.000%	12/14/29	20,000	13,862
2	Freddie Mac Coupon Strips		0.000%	3/15/28	1,771	1,303
2	Freddie Mac Coupon Strips		0.000%	9/15/28	1,000	722
2	Freddie Mac Coupon Strips		0.000%	1/15/30	15,658	10,799
2	Freddie Mac Coupon Strips		0.000%	3/15/30	12,896	8,838
	Resolution Funding Corp. Interest Strip		0.000%	4/15/28	21,802	16,057
						72,660
Conventional Mortgage-Backed Securities (0.0%)

[2,3]	Fannie Mae Pool			2/1/26–
			6.000%	11/1/28	14	15
						15
Nonconventional Mortgage-Backed Securities (0.6%)
2,3,4 Fannie Mae REMICS 2016-1			1.588%	2/25/46	6,852,996	6,820
2,3,4 Fannie Mae REMICS 2016-6			1.688%	2/25/46	4,546,087	4,561
2,3,4 Freddie Mac REMICS			1.639%	5/15/46	4,679	4,695
2,3,4 Freddie Mac REMICS			1.689%	10/15/46	4,058	4,084
						20,160
Total U.S. Government and Agency Obligations (Cost $3,394,415)						3,525,198
Temporary Cash Investment (0.9%)
						Market
						Value
			Coupon		Shares	($000)
Money Market Fund (0.9%)
5	Vanguard Market Liquidity Fund (Cost
	$31,849)		1.246%		318,451	31,848

Options Purchased (0.0%)
		Expiration			Notional	Value
		Date	Contracts Exercise Price		Amount	($000)
Options on Futures Purchased (0.0%)
	Call Option on 2 Year U.S. Treasury Note (Cost
$40)		11/24/17	440 USD $107.88		94,930	21
Total Investments (99.4%) (Cost $3,426,304)						3,557,067

Liability for Options Written (0.0%)
	Call Options on 10-year U.S. Treasury Note
	Futures Contracts	11/24/17	(50)	USD $127.50	(6,375)	(1)
	Put Options on 2-year U.S. Treasury Note
	Futures Contracts	11/24/17 (440) USD $107.63			(94,710)	(55)
	Put Options on 10-year U.S. Treasury Note
	Futures Contracts	11/24/17	(111)	USD $124.50	(13,820)	(35)
Total Liability for Options Written (Premiums received $135)						(91)

Other Assets and Liabilities-Net (0.6%)						22,259
Net Assets (100%)						3,579,235

1 Securities with a value of $2,661,000 have been segregated as initial margin for open futures contracts.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
USD—United School District.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	1,354	158,672	(871)
30-Year U.S. Treasury Bond	December 2017	427	65,104	265
10-Year U.S. Treasury Note	December 2017	257	32,109	(74)
Ultra Long U.S. Treasury Bond	December 2017	33	5,438	6
				(674)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(603)	(80,755)	568
				568
				(106)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-

Long-Term Treasury Fund

backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Long-Term Treasury Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,525,198	—
Temporary Cash Investments	31,848	—	—
Options Purchased	21	—	—
Liability for Option Written	(91)	—	—
Futures Contracts—Assets[1]	219	—	—
Futures Contracts—Liabilities[1]	(224)	—	—
Total	31,773	3,525,198	—
1 Represents variation margin on the last day of the reporting period.

F. At October 31, 2017, the cost of investment securities for tax purposes was $3,426,264,000. Net unrealized appreciation of investment securities for tax purposes was $130,782,000, consisting of unrealized gains of $150,670,000 on securities that had risen in value since their purchase and $19,888,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.5%)
U.S. Government Securities (88.1%)
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	50,122	50,258
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	5,580	5,877
United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	9,400	9,435
United States Treasury Note/Bond	1.000%	8/15/18	103,500	103,144
United States Treasury Note/Bond	0.750%	8/31/18	393,300	391,090
United States Treasury Note/Bond	1.500%	8/31/18	699,000	699,329
United States Treasury Note/Bond	1.000%	9/15/18	180,000	179,269
United States Treasury Note/Bond	0.750%	9/30/18	202,000	200,705
United States Treasury Note/Bond	1.375%	9/30/18	322,000	321,697
United States Treasury Note/Bond	0.875%	10/15/18	42,000	41,757
United States Treasury Note/Bond	0.750%	10/31/18	150,000	148,922
United States Treasury Note/Bond	1.250%	10/31/18	315,000	314,212
United States Treasury Note/Bond	1.750%	10/31/18	101,700	101,954
United States Treasury Note/Bond	1.250%	11/15/18	70,000	69,825
United States Treasury Note/Bond	1.250%	11/30/18	83,500	83,265
United States Treasury Note/Bond	1.375%	11/30/18	48,000	47,932
United States Treasury Note/Bond	1.250%	12/31/18	56,800	56,631
United States Treasury Note/Bond	0.750%	2/15/19	50,000	49,516
United States Treasury Note/Bond	1.500%	2/28/19	52,000	51,984
United States Treasury Note/Bond	1.625%	3/31/19	3,000	3,004
United States Treasury Note/Bond	1.250%	4/30/19	15,000	14,937
United States Treasury Note/Bond	3.125%	5/15/19	20,000	20,475
United States Treasury Note/Bond	1.250%	6/30/19	220,000	218,865
United States Treasury Note/Bond	0.750%	7/15/19	213,000	210,071
United States Treasury Note/Bond	0.875%	7/31/19	32,750	32,356
United States Treasury Note/Bond	1.375%	7/31/19	250,000	249,140
United States Treasury Note/Bond	1.625%	7/31/19	200,000	200,124
United States Treasury Note/Bond	1.000%	8/31/19	162,000	160,304
United States Treasury Note/Bond	1.250%	8/31/19	170,000	168,965
United States Treasury Note/Bond	1.750%	9/30/19	23,000	23,065
United States Treasury Note/Bond	1.000%	10/15/19	50,000	49,430
United States Treasury Note/Bond	1.500%	10/31/19	1,000	998
United States Treasury Note/Bond	1.000%	11/15/19	20,000	19,756
United States Treasury Note/Bond	1.000%	11/30/19	95,000	93,813
United States Treasury Note/Bond	1.375%	12/15/19	77,000	76,603
United States Treasury Note/Bond	1.125%	12/31/19	12,000	11,873
United States Treasury Note/Bond	1.625%	12/31/19	50,000	49,985
United States Treasury Note/Bond	1.375%	1/15/20	17,807	17,704
United States Treasury Note/Bond	1.250%	1/31/20	89,500	88,731
United States Treasury Note/Bond	3.625%	2/15/20	40,000	41,769
United States Treasury Note/Bond	1.250%	2/29/20	25,000	24,770
United States Treasury Note/Bond	1.125%	3/31/20	13,000	12,833
United States Treasury Note/Bond	1.375%	3/31/20	43,100	42,790
United States Treasury Note/Bond	1.500%	4/15/20	20,000	19,912
United States Treasury Note/Bond	1.375%	4/30/20	154,350	153,192
United States Treasury Note/Bond	1.500%	5/15/20	33,000	32,845
United States Treasury Note/Bond	1.375%	5/31/20	49,600	49,213
United States Treasury Note/Bond	1.500%	5/31/20	126,000	125,370
United States Treasury Note/Bond	1.625%	6/30/20	153,700	153,388

	United States Treasury Note/Bond	1.875%	6/30/20	49,100	49,315
	United States Treasury Note/Bond	1.500%	7/15/20	27,200	27,047
	United States Treasury Note/Bond	1.625%	7/31/20	110,000	109,743
	United States Treasury Note/Bond	2.625%	8/15/20	24,000	24,589
	United States Treasury Note/Bond	1.750%	10/31/20	12,000	12,002
	United States Treasury Note/Bond	2.625%	11/15/20	4,750	4,872
	United States Treasury Note/Bond	1.625%	11/30/20	59,500	59,249
	United States Treasury Note/Bond	2.000%	11/30/20	42,000	42,289
	United States Treasury Note/Bond	1.750%	12/31/20	23,415	23,389
	United States Treasury Note/Bond	2.375%	12/31/20	30,000	30,548
	United States Treasury Note/Bond	1.375%	1/31/21	140,000	138,141
1	United States Treasury Note/Bond	2.125%	1/31/21	64,000	64,660
	United States Treasury Note/Bond	3.625%	2/15/21	32,000	33,870
	United States Treasury Note/Bond	1.125%	2/28/21	62,000	60,634
	United States Treasury Note/Bond	2.000%	2/28/21	25,000	25,160
	United States Treasury Note/Bond	1.375%	4/30/21	35,000	34,464
	United States Treasury Note/Bond	1.125%	7/31/21	150,000	146,016
	United States Treasury Note/Bond	1.125%	8/31/21	125,000	121,524
	United States Treasury Note/Bond	1.250%	10/31/21	165,000	160,901
	United States Treasury Note/Bond	1.750%	11/30/21	105,600	104,923
	United States Treasury Note/Bond	1.875%	11/30/21	90,000	89,915
	United States Treasury Note/Bond	2.000%	12/31/21	120,000	120,356
	United States Treasury Note/Bond	1.750%	3/31/22	14,000	13,875
	United States Treasury Note/Bond	1.875%	4/30/22	5,000	4,978
	United States Treasury Note/Bond	1.750%	6/30/22	70,000	69,257
	United States Treasury Note/Bond	1.875%	7/31/22	44,000	43,739
					6,908,539
Agency Bonds and Notes (7.8%)
2	AID-Iraq	2.149%	1/18/22	52,411	52,521
2	AID-Tunisia	1.416%	8/5/21	16,500	16,077
2	AID-Ukraine	1.471%	9/29/21	25,950	25,371
3	Fannie Mae Interest Strip	0.000%	1/15/19	2,197	2,153
3	Fannie Mae Principal Strip	0.000%	2/1/19	9,900	9,699
3	Federal National Mortgage Assn.	0.000%	10/9/19	162,100	156,433
4	Financing Corp.	0.000%	5/11/18	72,000	71,472
4	Financing Corp.	0.000%	11/2/18	2,150	2,116
4	Financing Corp.	0.000%	3/7/19	5,475	5,354
	Private Export Funding Corp.	4.375%	3/15/19	13,330	13,812
	Private Export Funding Corp.	1.450%	8/15/19	30,534	30,345
	Private Export Funding Corp.	2.250%	3/15/20	5,800	5,858
	Private Export Funding Corp.	2.300%	9/15/20	7,550	7,632
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	47,000	44,195
	Resolution Funding Corp. Principal Strip	0.000%	10/15/19	101,170	97,793
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	19,100	18,163
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	58,220	55,090
					614,084
Conventional Mortgage-Backed Securities (0.0%)
3,5	Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	97	109
					109
Nonconventional Mortgage-Backed Securities (0.6%)
3,5,6Fannie Mae REMICS 2016-1		1.588%	2/25/46	12,417	12,358
3,5,6Fannie Mae REMICS 2016-6		1.688%	2/25/46	8,286	8,312
3,5,6Fannie Mae REMICS 2016-93		1.588%	12/25/46	8,994	9,002
3,5,6Freddie Mac REMICS		1.639%	5/15/46	8,882	8,912

3,5,6Freddie Mac REMICS		1.689%	10/15/46	7,800	7,850
					46,434
Total U.S. Government and Agency Obligations (Cost $7,590,148)					7,569,166
Temporary Cash Investment (3.1%)
		Coupon		Shares
Money Market Fund (3.1%)
7 Vanguard Market Liquidity Fund (Cost
$246,778)		1.246%		2,467,335	246,758
				Notional
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Options on Futures Purchased (0.0%)
Call Options on 2-Year U.S.
Treasury Note Futures Contracts
(Cost $87)	11/24/17	955	USD 107.88	206,041	45
Total Investments (99.6%) (Cost $7,837,013)					7,815,969
Liability for Options Written (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	108	USD 127.50	13,770	(2)
Put Options on 2-Year U.S.
Treasury Note Futures Contracts	11/24/17	955	USD 107.63	205,564	(119)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	241	USD 124.50	30,005	(75)
Total Liability on Options Written (Premiums Received $292)					(196)
Other Assets and Liabilities-Net (0.4%)					27,926
Net Assets (100%)					7,843,699

1 Securities with a value of $3,940,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2017	5,686	1,224,533	(2,093)
5-Year U.S. Treasury Note	December 2017	5,030	589,453	181

Vanguard Fiduciary Trust Company - Short-Term Treasury Fund

10-Year U.S. Treasury Note	December 2017	539	67,341	(165)
30-Year U.S. Treasury Bond	December 2017	198	30,189	88
				(1,989)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(1,385)	(185,482)	2,498
Ultra Long U.S. Treasury Bond	December 2017	(412)	(67,890)	(142)
				2,356
				367

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the

Vanguard Fiduciary Trust Company - Short-Term Treasury Fund

proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	7,569,166	—
Temporary Cash Investments	246,758	—	—
Options on Futures Purchased	45	—	—
Liability for Options Written	(196)	—	—
Futures Contracts—Assets[1]	83	—	—
Futures Contracts—Liabilities[1]	(731)	—	—
Total	245,959	7,569,166	—
1 Represents variation margin on the last day of the reporting period.

E. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Fiduciary Trust Company - Short-Term Treasury Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. At October 31, 2017, the cost of investment securities for tax purposes was $7,836,926,000. Net unrealized depreciation of investment securities for tax purposes was $21,002,000, consisting of unrealized gains of $472,000 on securities that had risen in value since their purchase and $21,474,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (94.2%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	39,887	39,996
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	4,600	4,845
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	7,800	7,829
	United States Treasury Note/Bond	1.750%	12/31/20	20,000	19,978
	United States Treasury Note/Bond	1.125%	2/28/21	138,693	135,638
	United States Treasury Note/Bond	2.000%	2/28/21	50,000	50,320
	United States Treasury Note/Bond	1.250%	3/31/21	86,769	85,142
	United States Treasury Note/Bond	2.250%	3/31/21	77,000	78,095
	United States Treasury Note/Bond	1.375%	4/30/21	100,321	98,785
	United States Treasury Note/Bond	2.250%	4/30/21	78,000	79,097
	United States Treasury Note/Bond	1.375%	5/31/21	81,959	80,627
	United States Treasury Note/Bond	2.000%	5/31/21	75,000	75,398
	United States Treasury Note/Bond	2.125%	6/30/21	45,000	45,422
	United States Treasury Note/Bond	1.125%	7/31/21	56,950	55,437
	United States Treasury Note/Bond	2.250%	7/31/21	98,663	100,004
	United States Treasury Note/Bond	2.125%	8/15/21	35,000	35,323
	United States Treasury Note/Bond	1.125%	8/31/21	118,800	115,496
	United States Treasury Note/Bond	2.000%	8/31/21	35,000	35,153
	United States Treasury Note/Bond	1.125%	9/30/21	53,500	51,962
	United States Treasury Note/Bond	2.125%	9/30/21	75,000	75,644
	United States Treasury Note/Bond	1.250%	10/31/21	25,000	24,379
	United States Treasury Note/Bond	2.000%	10/31/21	5,000	5,020
	United States Treasury Note/Bond	1.750%	11/30/21	128,400	127,577
	United States Treasury Note/Bond	2.000%	12/31/21	126,500	126,876
	United States Treasury Note/Bond	2.125%	12/31/21	117,000	117,932
	United States Treasury Note/Bond	1.500%	1/31/22	121,400	119,238
	United States Treasury Note/Bond	1.875%	1/31/22	129,500	129,156
	United States Treasury Note/Bond	1.750%	2/28/22	16,057	15,927
	United States Treasury Note/Bond	1.875%	2/28/22	74,000	73,780
	United States Treasury Note/Bond	1.750%	3/31/22	115,000	113,975
	United States Treasury Note/Bond	1.875%	3/31/22	111,800	111,381
	United States Treasury Note/Bond	1.750%	4/30/22	82,500	81,701
	United States Treasury Note/Bond	1.875%	4/30/22	126,000	125,448
	United States Treasury Note/Bond	1.750%	5/31/22	70,000	69,300
	United States Treasury Note/Bond	1.875%	5/31/22	12,000	11,949
	United States Treasury Note/Bond	2.125%	6/30/22	81,000	81,468
	United States Treasury Note/Bond	1.875%	7/31/22	43,000	42,745
1	United States Treasury Note/Bond	2.000%	7/31/22	68,000	68,000
	United States Treasury Note/Bond	1.625%	8/31/22	15,000	14,735
	United States Treasury Note/Bond	1.875%	8/31/22	99,500	98,862
	United States Treasury Note/Bond	1.750%	9/30/22	82,000	80,950
	United States Treasury Note/Bond	2.000%	11/30/22	60,000	59,897
	United States Treasury Note/Bond	2.125%	12/31/22	50,752	50,942
	United States Treasury Note/Bond	1.750%	1/31/23	60,000	59,063
	United States Treasury Note/Bond	2.000%	2/15/23	100,000	99,656
	United States Treasury Note/Bond	1.500%	2/28/23	57,509	55,856

	United States Treasury Note/Bond	1.500%	3/31/23	51,337	49,813
	United States Treasury Note/Bond	1.625%	4/30/23	70,500	68,792
	United States Treasury Note/Bond	1.750%	5/15/23	114,957	112,874
	United States Treasury Note/Bond	1.625%	5/31/23	95,511	93,123
	United States Treasury Note/Bond	1.375%	6/30/23	66,279	63,680
	United States Treasury Note/Bond	1.250%	7/31/23	20,000	19,062
	United States Treasury Note/Bond	1.375%	8/31/23	35,000	33,562
	United States Treasury Note/Bond	1.375%	9/30/23	53,000	50,772
	United States Treasury Note/Bond	2.125%	11/30/23	10,000	9,992
	United States Treasury Note/Bond	2.250%	1/31/24	72,800	73,141
	United States Treasury Note/Bond	2.750%	2/15/24	85,119	88,005
	United States Treasury Note/Bond	2.125%	3/31/24	88,000	87,670
	United States Treasury Note/Bond	2.000%	4/30/24	50,000	49,422
	United States Treasury Note/Bond	2.500%	5/15/24	159,223	162,159
	United States Treasury Note/Bond	2.000%	5/31/24	25,000	24,695
	United States Treasury Note/Bond	2.000%	6/30/24	30,000	29,616
	United States Treasury Note/Bond	2.375%	8/15/24	164,018	165,607
	United States Treasury Note/Bond	2.125%	9/30/24	50,000	49,688
	United States Treasury Note/Bond	2.250%	11/15/24	85,000	85,066
	United States Treasury Note/Bond	2.000%	2/15/25	155,500	152,779
	United States Treasury Note/Bond	2.125%	5/15/25	98,800	97,796
	United States Treasury Note/Bond	2.000%	8/15/25	183,009	179,206
	United States Treasury Note/Bond	2.250%	11/15/25	131,190	130,657
	United States Treasury Note/Bond	1.625%	2/15/26	165,884	157,175
	United States Treasury Note/Bond	1.625%	5/15/26	198,891	188,014
	United States Treasury Note/Bond	1.500%	8/15/26	151,900	141,790
	United States Treasury Note/Bond	2.000%	11/15/26	158,500	153,918
	United States Treasury Note/Bond	2.250%	2/15/27	95,800	94,872
	United States Treasury Note/Bond	2.375%	5/15/27	44,000	44,021
	United States Treasury Note/Bond	2.250%	8/15/27	30,300	29,964
					5,922,935
Agency Bonds and Notes (4.7%)
2	AID-Iraq	2.149%	1/18/22	43,400	43,491
2	AID-Israel	5.500%	9/18/23	14,500	17,036
2	AID-Israel	5.500%	4/26/24	4,700	5,579
2	AID-Israel	0.000%	5/1/24	13,215	11,014
2	AID-Israel	0.000%	11/1/24	75,000	62,509
2	AID-Israel	0.000%	8/15/25	15,929	12,837
2	AID-Tunisia	1.416%	8/5/21	15,200	14,811
2	AID-Ukraine	1.471%	9/29/21	23,100	22,584
	Private Export Funding Corp.	2.300%	9/15/20	13,600	13,748
	Private Export Funding Corp.	4.300%	12/15/21	4,150	4,511
	Private Export Funding Corp.	2.800%	5/15/22	15,470	15,898
	Private Export Funding Corp.	3.550%	1/15/24	18,500	19,773
	Private Export Funding Corp.	2.450%	7/15/24	6,085	6,085
	Private Export Funding Corp.	3.250%	6/15/25	18,600	19,469
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	1,988	1,535
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	16,673	12,762
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	8,704	6,609
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	8,704	6,543
					296,794
Nonconventional Mortgage-Backed Securities (0.6%)
3,4,5 Fannie Mae REMICS 2016-1		1.588%	2/25/46	11,298	11,244
3,4,5 Fannie Mae REMICS 2016-6		1.688%	2/25/46	7,495	7,519
3,4,5 Freddie Mac REMICS		1.639%	5/15/46	7,901	7,927

3,4,5 Freddie Mac REMICS		1.689%	10/15/46	6,888	6,932
					33,622
Total U.S. Government and Agency Obligations (Cost $6,287,791)					6,253,351
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
6 Vanguard Market Liquidity Fund (Cost
$26,360)		1.246%		263,574	26,360
				Notional
	Expiration			Amount	Value
	Date	Contracts	Exercise Price	($000)	($000)
Options on Futures Purchased (0.0%)
Call Options on 2-Year U.S.
Treasury Note Futures Contracts
(Cost $70)	11/24/17	765	USD 107.88	165,056	36
Total Investments (99.9%) (Cost $6,314,221)					6,279,747
Liability for Options Written (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	86	USD 127.50	10,965	(1)
Put Options on 2-Year U.S.
Treasury Note Futures Contracts	11/24/17	765	USD 107.63	164,764	(96)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	193	USD 124.50	24,029	(60)
Total Liability on Options Written (Premiums Received $234)					(157)
Other Assets and Liabilities-Net (0.1%)					7,345
Net Assets (100%)					6,286,935

1 Securities with a value of $1,630,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security, based upon 1-month USD LIBOR plus spread.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS-Real Estate Mortgage Investment Conduits.

Intermediate-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	1,899	222,539	(520)
2-Year U.S. Treasury Note	December 2017	832	179,179	23
10-Year U.S. Treasury Note	December 2017	852	106,447	(138)
30-Year U.S. Treasury Bond	December 2017	158	24,090	70
				(565)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(798)	(106,870)	1,136
Ultra Long U.S. Treasury Bond	December 2017	(443)	(72,998)	(151)
				985
				420

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund

Intermediate-Term Treasury Fund

accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,253,351	—
Temporary Cash Investments	26,360	—	—
Options Purchased	36	—	—
Liability for Options Written	(157)	—	—
Futures Contracts—Assets[1]	41	—	—
Futures Contracts—Liabilities[1]	(284)	—	—
Total	25,996	6,253,351	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Intermediate-Term Treasury Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

E. At October 31, 2017, the cost of investment securities for tax purposes was $6,316,314,000. Net unrealized depreciation of investment securities for tax purposes was $36,603,000, consisting of unrealized gains of $3,114,000 on securities that had risen in value since their purchase and $39,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.0%)
U.S. Government Securities (5.0%)
	United States Treasury Note/Bond	0.625%	11/30/17	235,140	235,029
1	United States Treasury Note/Bond	0.750%	2/28/18	250,000	249,610
	United States Treasury Note/Bond	1.000%	5/31/18	256,325	255,843
	United States Treasury Note/Bond	0.750%	8/31/18	250,000	248,595
	United States Treasury Note/Bond	0.875%	10/15/18	250,000	248,555
Total U.S. Government and Agency Obligations (Cost $1,238,773)					1,237,632
Corporate Bonds (92.1%)
Finance (9.5%)
	Banking (2.2%)
	Ally Financial Inc.	4.625%	5/19/22	3,595	3,793
	Ally Financial Inc.	5.125%	9/30/24	16,315	17,865
	Ally Financial Inc.	4.625%	3/30/25	30,420	32,321
	Ally Financial Inc.	5.750%	11/20/25	56,528	62,463
	Ally Financial Inc.	8.000%	11/1/31	7,355	9,727
2	BNP Paribas SA	6.750%	12/31/49	57,750	63,092
2,3	Credit Suisse AG	6.250%	12/31/50	115,070	125,858
2	ING Groep NV	6.875%	12/31/49	52,200	58,153
	Royal Bank of Scotland Group plc	6.125%	12/15/22	52,705	58,467
2	UBS Group AG	6.875%	12/31/49	114,390	124,571

	Finance Companies (4.3%)
2,4	AerCap Global Aviation Trust	6.500%	6/15/45	125,050	136,773
	Aircastle Ltd.	5.125%	3/15/21	1,020	1,081
	Aircastle Ltd.	5.500%	2/15/22	25,900	27,842
	Aircastle Ltd.	5.000%	4/1/23	41,450	43,937
	Aircastle Ltd.	4.125%	5/1/24	46,230	47,270
	CIT Group Inc.	3.875%	2/19/19	33,380	33,881
	CIT Group Inc.	5.375%	5/15/20	5,434	5,828
	CIT Group Inc.	5.000%	8/15/22	36,429	39,161
5	Homer City Generation LP	8.734%	10/1/26	115,318	41,514
	Navient Corp.	8.000%	3/25/20	63,325	69,816
	Navient Corp.	5.875%	3/25/21	5,000	5,263
	Navient Corp.	6.625%	7/26/21	13,400	14,372
	Navient Corp.	7.250%	1/25/22	43,900	47,851
	Navient Corp.	6.500%	6/15/22	107,700	114,431
	Navient Corp.	5.500%	1/25/23	38,420	38,900
	Navient Corp.	7.250%	9/25/23	24,615	26,707
	Navient Corp.	6.750%	6/25/25	153,710	160,627
4	OneMain Financial Holdings LLC	6.750%	12/15/19	9,560	9,919
	Springleaf Finance Corp.	5.250%	12/15/19	6,995	7,275
	Springleaf Finance Corp.	6.000%	6/1/20	2,132	2,228
	Springleaf Finance Corp.	8.250%	12/15/20	65,995	74,079
	Springleaf Finance Corp.	7.750%	10/1/21	69,567	78,263
	Springleaf Finance Corp.	6.125%	5/15/22	13,610	14,308
	Springleaf Finance Corp.	8.250%	10/1/23	17,136	19,449

	Insurance (1.9%)
	Genworth Holdings Inc.	7.700%	6/15/20	9,600	9,408

	Genworth Holdings Inc.	7.200%	2/15/21	28,015	26,894
	Genworth Holdings Inc.	7.625%	9/24/21	25,505	24,740
	Genworth Holdings Inc.	4.900%	8/15/23	49,580	42,143
	Genworth Holdings Inc.	4.800%	2/15/24	17,335	14,735
4	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	74,219
	LifePoint Health Inc.	5.875%	12/1/23	54,045	55,531
	MGIC Investment Corp.	5.750%	8/15/23	24,695	27,134
	Radian Group Inc.	5.250%	6/15/20	5,647	6,014
	Radian Group Inc.	7.000%	3/15/21	29,547	33,388
	Radian Group Inc.	4.500%	10/1/24	70,050	71,626
2	Voya Financial Inc.	5.650%	5/15/53	87,753	93,018

	Other Finance (0.6%)
	CNO Financial Group Inc.	4.500%	5/30/20	4,865	5,036
	CNO Financial Group Inc.	5.250%	5/30/25	60,468	64,247
4,6	Lincoln Finance Ltd.	6.875%	4/15/21	8,805	10,828
4	Lincoln Finance Ltd.	7.375%	4/15/21	15,975	16,948
	Nationstar Mortgage LLC / Nationstar Capital
	Corp.	6.500%	7/1/21	53,182	54,046

	Real Estate Investment Trusts (0.5%)
	Felcor Lodging LP	5.625%	3/1/23	78,105	80,702
	Felcor Lodging LP	6.000%	6/1/25	46,055	49,624
					2,377,366
Industrial (80.9%)
	Basic Industry (7.2%)
	AK Steel Corp.	7.625%	10/1/21	9,925	10,322
	AK Steel Corp.	7.500%	7/15/23	79,875	86,365
	AK Steel Corp.	6.375%	10/15/25	10,000	9,850
	AK Steel Corp.	7.000%	3/15/27	67,010	67,513
4	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	52,359	55,304
4	Anglo American Capital plc	4.125%	4/15/21	27,840	29,058
4	Anglo American Capital plc	4.125%	9/27/22	17,150	17,922
4	Anglo American Capital plc	4.875%	5/14/25	43,250	46,223
4	Anglo American Capital plc	4.750%	4/10/27	24,815	26,191
	ArcelorMittal	5.125%	6/1/20	9,600	10,224
	ArcelorMittal	6.125%	6/1/25	21,830	25,186
	Chemours Co.	6.625%	5/15/23	85,270	90,599
	Chemours Co.	7.000%	5/15/25	68,620	76,597
	Chemours Co.	5.375%	5/15/27	22,045	23,478
	Commercial Metals Co.	5.375%	7/15/27	19,735	20,253
4,6	Constellium NV	4.625%	5/15/21	3,745	4,451
4	Constellium NV	8.000%	1/15/23	51,375	55,035
4	Constellium NV	5.750%	5/15/24	34,862	35,123
4	Constellium NV	6.625%	3/1/25	78,600	81,548
4	First Quantum Minerals Ltd.	7.000%	2/15/21	70,470	73,025
4	First Quantum Minerals Ltd.	7.250%	5/15/22	47,870	50,144
4	FMG Resources August 2006 Pty Ltd.	4.750%	5/15/22	22,335	22,813
4	FMG Resources August 2006 Pty Ltd.	5.125%	5/15/24	21,510	22,092
	Graphic Packaging International Inc.	4.125%	8/15/24	25,860	26,765
4	New Gold Inc.	6.250%	11/15/22	38,365	39,612
4	New Gold Inc.	6.375%	5/15/25	25,520	27,051
4	Novelis Corp.	6.250%	8/15/24	53,590	56,403
4	Novelis Corp.	5.875%	9/30/26	63,010	64,900
	Olin Corp.	5.125%	9/15/27	58,305	61,293
	Steel Dynamics Inc.	5.125%	10/1/21	41,770	42,919

	Steel Dynamics Inc.	5.500%	10/1/24	40,885	43,747
4	Steel Dynamics Inc.	4.125%	9/15/25	3,305	3,313
	Steel Dynamics Inc.	5.000%	12/15/26	9,730	10,314
	Teck Resources Ltd.	3.750%	2/1/23	9,705	9,790
4	Teck Resources Ltd.	8.500%	6/1/24	46,560	53,486
	Teck Resources Ltd.	6.125%	10/1/35	7,765	8,745
	Teck Resources Ltd.	6.000%	8/15/40	6,650	7,340
	Teck Resources Ltd.	6.250%	7/15/41	21,350	24,286
	Teck Resources Ltd.	5.200%	3/1/42	4,850	4,856
	Teck Resources Ltd.	5.400%	2/1/43	48,295	49,019
	United States Steel Corp.	7.375%	4/1/20	33,106	35,961
4	United States Steel Corp.	8.375%	7/1/21	88,430	96,831
	United States Steel Corp.	6.650%	6/1/37	13,760	13,210
4	Versum Materials Inc.	5.500%	9/30/24	21,566	23,022
4,6	VWR Funding Inc.	4.625%	4/15/22	116,316	140,925
	Westlake Chemical Corp.	4.875%	5/15/23	7,245	7,526

	Capital Goods (9.4%)
	ARD Finance SA	7.125%	9/15/23	13,860	14,795
4	ARD Finance SA	7.125%	9/15/23	21,790	23,261
4	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	70,023	77,025
4	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	93,082	98,667
4,7	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	5,520	7,470
4	Ashtead Capital Inc.	4.125%	8/15/25	46,175	46,521
4	Ashtead Capital Inc.	4.375%	8/15/27	46,175	46,868
	Ball Corp.	4.375%	12/15/20	27,255	28,550
6	Ball Corp.	4.375%	12/15/23	17,385	23,218
4	Beacon Escrow Corp.	4.875%	11/1/25	71,460	72,353
	Berry Plastics Corp.	5.500%	5/15/22	1,940	2,017
	Berry Plastics Corp.	5.125%	7/15/23	1,940	2,037
	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	22,195	23,527
4	Bombardier Inc.	7.750%	3/15/20	80,000	85,800
4	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	5,535	5,632
4	Cemex Finance LLC	6.000%	4/1/24	21,210	22,538
4	Cemex SAB de CV	6.125%	5/5/25	111,200	118,567
4	Cemex SAB de CV	7.750%	4/16/26	24,265	27,419
	Clean Harbors Inc.	5.250%	8/1/20	49,963	50,650
	Clean Harbors Inc.	5.125%	6/1/21	57,864	58,660
	CNH Industrial Capital LLC	3.625%	4/15/18	26,765	26,899
	CNH Industrial Capital LLC	3.875%	7/16/18	19,095	19,334
	CNH Industrial Capital LLC	3.375%	7/15/19	8,988	9,134
	CNH Industrial Capital LLC	4.375%	11/6/20	76,545	80,181
	CNH Industrial Capital LLC	4.875%	4/1/21	38,105	40,629
	CNH Industrial Capital LLC	4.375%	4/5/22	24,170	25,650
	CNH Industrial NV	4.500%	8/15/23	107,785	114,252
	Eagle Materials Inc.	4.500%	8/1/26	6,305	6,581
4	Flex Acquisition Co. Inc.	6.875%	1/15/25	127,475	131,937
4	HD Supply Inc.	5.750%	4/15/24	9,300	10,009
4	Huntington Ingalls Industries Inc.	5.000%	11/15/25	12,590	13,629
4,6	Loxam SAS	4.250%	4/15/24	5,520	6,890
4,6	Loxam SAS	6.000%	4/15/25	6,480	8,249
	Masco Corp.	7.750%	8/1/29	7,679	10,205
	Masco Corp.	6.500%	8/15/32	1,562	1,901

Meritage Homes Corp.	5.125%	6/6/27	17,560	17,735
4 Owens-Brockway Glass Container Inc.	5.875%	8/15/23	29,295	32,151
4 Owens-Brockway Glass Container Inc.	6.375%	8/15/25	11,675	13,193
PulteGroup Inc.	5.500%	3/1/26	41,055	44,955
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	31,580	32,054
8 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	25,093	25,658
4 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	49,930	51,990
4 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	14,670	15,623
4 Signode Industrial Group Lux SA/Signode
Industrial Group US Inc.	6.375%	5/1/22	92,625	96,214
4 Standard Industries Inc.	5.500%	2/15/23	9,705	10,239
4 Standard Industries Inc.	5.375%	11/15/24	36,177	38,167
4 Standard Industries Inc.	6.000%	10/15/25	139,715	151,591
4 Standard Industries Inc.	5.000%	2/15/27	16,990	17,712
TransDigm Inc.	6.000%	7/15/22	44,150	46,026
TransDigm Inc.	6.500%	7/15/24	96,400	99,533
United Rentals North America Inc.	4.625%	7/15/23	22,111	23,134
United Rentals North America Inc.	5.500%	7/15/25	33,095	35,536
United Rentals North America Inc.	4.625%	10/15/25	36,960	37,838
United Rentals North America Inc.	5.875%	9/15/26	38,755	42,243
United Rentals North America Inc.	5.500%	5/15/27	76,330	81,768
United Rentals North America Inc.	4.875%	1/15/28	60,445	60,747
4 USG Corp.	5.500%	3/1/25	8,590	9,213
4 USG Corp.	4.875%	6/1/27	16,420	17,036

Communication (20.6%)
4 Altice Financing SA	6.625%	2/15/23	58,671	61,825
4 Altice Luxembourg SA	7.625%	2/15/25	40,000	43,400
4 Altice US Finance I Corp.	5.500%	5/15/26	83,145	86,367
4 Bankrate Inc.	6.125%	8/15/18	12,945	12,913
Belo Corp.	7.750%	6/1/27	6,820	7,732
Belo Corp.	7.250%	9/15/27	20,515	22,951
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	8,380	8,600
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,635	13,014
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	13,406	13,708
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	97,010	100,890
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	33,450	34,621
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	4,855	5,043
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	79,205	81,977
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	47,140	49,261
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	56,250	57,516
4 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	24,255	25,316

4 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	59,340	60,453
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	44,215	50,715
CSC Holdings LLC	8.625%	2/15/19	25,520	27,338
CSC Holdings LLC	6.750%	11/15/21	60,764	66,840
4 CSC Holdings LLC	5.500%	4/15/27	76,415	78,707
DISH DBS Corp.	6.750%	6/1/21	152,345	159,581
DISH DBS Corp.	5.875%	7/15/22	108,923	109,604
DISH DBS Corp.	5.000%	3/15/23	15,135	14,624
DISH DBS Corp.	5.875%	11/15/24	87,950	88,060
DISH DBS Corp.	7.750%	7/1/26	106,630	116,760
Embarq Corp.	7.995%	6/1/36	23,035	23,265
Gannett Co. Inc.	5.125%	7/15/20	64,680	66,378
4 Gannett Co. Inc.	4.875%	9/15/21	12,990	13,250
Gannett Co. Inc.	6.375%	10/15/23	31,721	33,743
4 Gannett Co. Inc.	5.500%	9/15/24	11,145	11,716
4 Gray Television Inc.	5.125%	10/15/24	59,942	59,792
4 Gray Television Inc.	5.875%	7/15/26	27,675	28,298
Lamar Media Corp.	5.000%	5/1/23	33,940	35,043
Lamar Media Corp.	5.375%	1/15/24	3,885	4,079
Lamar Media Corp.	5.750%	2/1/26	5,740	6,171
Level 3 Financing Inc.	5.375%	8/15/22	75,480	77,744
Level 3 Financing Inc.	5.625%	2/1/23	26,620	27,419
Level 3 Financing Inc.	5.125%	5/1/23	36,380	37,244
Level 3 Financing Inc.	5.375%	1/15/24	13,050	13,507
Level 3 Financing Inc.	5.375%	5/1/25	36,380	37,835
Level 3 Financing Inc.	5.250%	3/15/26	48,500	50,076
Liberty Interactive LLC	8.500%	7/15/29	42,553	47,447
Liberty Interactive LLC	8.250%	2/1/30	126,903	140,228
Netflix Inc.	5.500%	2/15/22	30,950	33,194
Netflix Inc.	5.875%	2/15/25	96,935	104,447
4 Netflix Inc.	4.375%	11/15/26	46,905	45,908
Nokia Oyj	4.375%	6/12/27	13,650	13,647
4 Numericable Group SA	6.000%	5/15/22	47,955	49,993
4 Numericable-SFR SA	7.375%	5/1/26	51,640	55,578
Quebecor Media Inc.	5.750%	1/15/23	79,855	86,543
Qwest Corp.	6.875%	9/15/33	25,162	24,910
SBA Communications Corp.	4.875%	7/15/22	50,220	51,915
4 SFR Group SA	6.250%	5/15/24	20,000	21,025
Sinclair Television Group Inc.	6.125%	10/1/22	6,795	6,990
4 Sinclair Television Group Inc.	5.625%	8/1/24	6,795	6,897
4 Sinclair Television Group Inc.	5.875%	3/15/26	90,410	91,540
4 Sinclair Television Group Inc.	5.125%	2/15/27	57,340	54,401
4 Sirius XM Radio Inc.	4.625%	5/15/23	11,110	11,402
4 Sirius XM Radio Inc.	6.000%	7/15/24	38,712	41,422
4 Sirius XM Radio Inc.	5.375%	4/15/25	12,513	13,186
4 Softbank Corp.	4.500%	4/15/20	19,720	20,336
Sprint Capital Corp.	6.875%	11/15/28	131,570	140,780
Sprint Capital Corp.	8.750%	3/15/32	21,230	25,688
4 Sprint Communications Inc.	7.000%	3/1/20	73,700	79,596
Sprint Communications Inc.	6.000%	11/15/22	10,595	11,125
Sprint Corp.	7.250%	9/15/21	83,575	91,097
Sprint Corp.	7.875%	9/15/23	275,709	308,449
Sprint Corp.	7.125%	6/15/24	56,711	61,248
Sprint Corp.	7.625%	2/15/25	47,755	52,650
T-Mobile USA Inc.	5.375%	4/15/27	102,055	110,219

	Telecom Italia Capital SA	6.375%	11/15/33	12,326	14,298
	Telecom Italia Capital SA	6.000%	9/30/34	33,530	37,554
	Telecom Italia Capital SA	7.721%	6/4/38	42,725	55,276
4	Telecom Italia SpA/Milano	5.303%	5/30/24	10,000	10,775
	Time Warner Cable LLC	5.875%	11/15/40	2,050	2,228
	Time Warner Cable LLC	5.500%	9/1/41	65,846	68,710
9,10Tribune Company Bank Loan		4.242%	12/27/20	3,517	3,524
9,10Tribune Company Bank Loan		4.242%	1/27/24	43,834	43,925
	Tribune Media Co.	5.875%	7/15/22	64,190	66,597
4	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	27,954	28,793
4	Univision Communications Inc.	5.125%	5/15/23	17,900	18,124
4	Univision Communications Inc.	5.125%	2/15/25	200,720	199,215
2	Viacom Inc.	5.875%	2/28/57	70,748	69,602
2	Viacom Inc.	6.250%	2/28/57	42,627	41,902
	Videotron Ltd.	5.000%	7/15/22	108,654	117,346
4	Videotron Ltd.	5.375%	6/15/24	8,633	9,324
4	Virgin Media Finance plc	6.375%	4/15/23	5,085	5,301
4	Virgin Media Finance plc	6.000%	10/15/24	20,000	20,975
4	Virgin Media Secured Finance plc	5.500%	1/15/25	22,325	23,302
4	Virgin Media Secured Finance plc	5.500%	8/15/26	10,225	10,698
4	VTR Finance BV	6.875%	1/15/24	88,555	93,647
4	Wind Acquisition Finance SA	4.750%	7/15/20	68,850	69,452
4	Wind Acquisition Finance SA	7.375%	4/23/21	65,000	67,519
4	WMG Acquisition Corp.	6.750%	4/15/22	82,950	87,305
4	WMG Acquisition Corp.	5.000%	8/1/23	25,381	26,333
4	WMG Acquisition Corp.	4.875%	11/1/24	37,336	38,643
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	104,300	109,645
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	55,032	59,228
4	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	18,835	19,824

	Consumer Cyclical (9.3%)
4	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	61,725	62,111
4	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	42,560	43,305
4	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	35,730	36,311
4	Adient Global Holdings Ltd.	4.875%	8/15/26	124,787	128,219
4	APX Group Inc.	8.875%	12/1/22	134,375	151,340
9,10Asurion LLC, Bank Loan		4.242%	11/3/23	6,873	6,923
9,10Bass Pro Group, LLC. Bank Loan		6.242%	12/15/23	39,995	38,858
9,10Bass Pro Group, LLC. Bank Loan		6.242%	12/15/23	44,350	43,088
	CalAtlantic Group Inc.	5.875%	11/15/24	4,860	5,413
	CalAtlantic Group Inc.	5.250%	6/1/26	9,460	10,087
	CalAtlantic Group Inc.	5.000%	6/15/27	42,955	45,103
4	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	27,005	28,490
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	25,675	27,055
4	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	92,085	92,545
	Dana Holding Corp.	5.500%	12/15/24	34,460	36,398
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	60,235	65,054
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	13,012	13,419
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	37,160	38,043
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	98,713	100,440
	Group 1 Automotive Inc.	5.000%	6/1/22	44,170	45,495
4	Group 1 Automotive Inc.	5.250%	12/15/23	34,460	35,666
4	GW Honos Security Corp.	8.750%	5/15/25	48,615	51,775

4	Hanesbrands Inc.	4.625%	5/15/24	24,270	24,968
4	Hanesbrands Inc.	4.875%	5/15/26	24,510	25,245
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	60,310	61,516
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	105,130	108,284
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	64,885	68,291
4	IHO Verwaltungs GmbH	4.750%	9/15/26	8,470	8,661
	KB Home	8.000%	3/15/20	3,920	4,371
	KB Home	7.000%	12/15/21	7,810	8,767
	KB Home	7.500%	9/15/22	6,935	8,010
	KB Home	7.625%	5/15/23	41,775	48,041
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	27,130	28,588
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	29,156	30,978
4	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	32,290	33,178
	L Brands Inc.	7.000%	5/1/20	18,505	20,332
	L Brands Inc.	6.625%	4/1/21	42,435	46,732
3,10La Quinta Intermediate Holdings LLC Bank
	Loan	4.109%	4/14/21	54,658	54,965
	Lennar Corp.	4.750%	4/1/21	24,260	25,412
	Lennar Corp.	4.125%	1/15/22	35,495	36,649
	Lennar Corp.	4.875%	12/15/23	19,825	21,014
	Lennar Corp.	4.500%	4/30/24	72,365	74,536
	Neiman Marcus Group Inc.	7.125%	6/1/28	64,195	40,443
	Penske Automotive Group Inc.	5.750%	10/1/22	12,930	13,318
	Penske Automotive Group Inc.	5.375%	12/1/24	37,070	38,089
	PulteGroup Inc.	5.000%	1/15/27	4,315	4,552
	Service Corp. International	5.375%	1/15/22	27,630	28,424
4	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	14,550	15,096
4	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	14,550	15,132
	Toll Brothers Finance Corp.	4.875%	11/15/25	9,595	10,075
	Toll Brothers Finance Corp.	4.875%	3/15/27	68,200	71,610
	William Lyon Homes Inc.	7.000%	8/15/22	15,000	15,525
	William Lyon Homes Inc.	5.875%	1/31/25	48,230	49,195
4	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	52,425	55,046
4	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	53,010	54,004
4	ZF North America Capital Inc.	4.500%	4/29/22	15,355	16,084
4	ZF North America Capital Inc.	4.750%	4/29/25	61,220	64,281

	Consumer Noncyclical (11.2%)
	Alere Inc.	6.500%	6/15/20	15,925	16,184
	Aramark Services Inc.	5.125%	1/15/24	32,435	34,219
4	Aramark Services Inc.	5.000%	4/1/25	48,595	51,754
	Aramark Services Inc.	4.750%	6/1/26	19,420	20,245
4	Catalent Pharma Solutions Inc.	4.875%	1/15/26	15,140	15,400
4	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	64,300	65,747
	CHS/Community Health Systems Inc.	7.125%	7/15/20	33,665	29,204
	CHS/Community Health Systems Inc.	5.125%	8/1/21	15,235	14,816
	CHS/Community Health Systems Inc.	6.875%	2/1/22	173,590	125,853
	CHS/Community Health Systems Inc.	6.250%	3/31/23	120,190	115,683
4	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	79,855	63,485

4	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	106,343	86,138
4	Envision Healthcare Corp.	5.125%	7/1/22	86,215	87,508
	Envision Healthcare Corp.	5.625%	7/15/22	81,010	82,630
	HCA Holdings Inc.	6.250%	2/15/21	27,980	30,079
	HCA Inc.	6.500%	2/15/20	127,050	136,738
	HCA Inc.	5.875%	3/15/22	60,405	66,144
	HCA Inc.	4.750%	5/1/23	72,500	75,853
	HCA Inc.	5.875%	5/1/23	10,000	10,713
	HCA Inc.	5.375%	2/1/25	19,375	19,956
	HCA Inc.	5.250%	4/15/25	45,000	47,925
	HCA Inc.	7.690%	6/15/25	4,510	5,119
	HCA Inc.	5.875%	2/15/26	64,000	67,280
	HCA Inc.	5.250%	6/15/26	31,895	33,888
4	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	16,178	17,836
4	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	52,240	54,656
4	Lamb Weston Holdings Inc.	4.625%	11/1/24	34,870	36,439
4	Lamb Weston Holdings Inc.	4.875%	11/1/26	34,870	36,570
9,10Lands' End, Inc. Bank Loan		4.490%	3/12/21	84,768	70,499
	LifePoint Health Inc.	5.375%	5/1/24	38,423	38,615
	LifePoint Hospitals Inc.	5.500%	12/1/21	42,661	43,514
4	MEDNAX Inc.	5.250%	12/1/23	19,125	19,890
4	MPH Acquisition Holdings LLC	7.125%	6/1/24	53,485	57,630
4	Post Holdings Inc.	5.500%	3/1/25	27,480	28,579
4	Post Holdings Inc.	5.000%	8/15/26	120,825	121,429
4	Post Holdings Inc.	5.750%	3/1/27	37,091	38,528
4	Quintiles IMS Inc.	5.000%	10/15/26	38,285	40,582
4	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	24,350	25,385
	Revlon Consumer Products Corp.	5.750%	2/15/21	19,165	16,386
	Revlon Consumer Products Corp.	6.250%	8/1/24	67,860	50,047
9,10Revlon Consumer Products Corp. Bank Loan		4.742%	9/7/23	5,921	5,103
9,10Revlon Consumer Products Corp. Bank Loan		4.742%	9/7/23	20,124	17,345
9,10Revlon Consumer Products Corp. Bank Loan		4.742%	9/7/23	333	287
4	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	62,435	65,245
4	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	20,000	20,400
	Tenet Healthcare Corp.	5.500%	3/1/19	24,215	24,578
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	17,297
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	42,674
	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	106,746
	Tenet Healthcare Corp.	8.125%	4/1/22	11,995	12,025
4	Tenet Healthcare Corp.	4.625%	7/15/24	9,660	9,515
4	Valeant Pharmaceuticals International Inc.	5.375%	3/15/20	82,205	80,972
4	Valeant Pharmaceuticals International Inc.	6.375%	10/15/20	51,850	51,461
4	Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	21,490	22,779
4	Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	48,315	52,301
4	Valeant Pharmaceuticals International Inc.	5.500%	11/1/25	20,995	21,467
4	Vizient Inc.	10.375%	3/1/24	28,957	33,156
4	VRX Escrow Corp.	6.125%	4/15/25	100,000	84,000
4	West Street Merger Sub Inc.	6.375%	9/1/25	121,245	123,367

	Energy (13.5%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	46,910	49,490
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	46,910	48,669

	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	20,635	21,099
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	59,170	60,501
	Anadarko Petroleum Corp.	5.550%	3/15/26	4,780	5,372
	Anadarko Petroleum Corp.	6.200%	3/15/40	24,145	28,688
	Anadarko Petroleum Corp.	6.600%	3/15/46	7,915	9,956
	Andeavor	5.125%	4/1/24	31,790	33,538
4	Andeavor	5.125%	12/15/26	22,340	24,769
	Antero Resources Corp.	5.125%	12/1/22	48,330	49,659
4	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	43,385	44,795
4	Chesapeake Energy Corp.	8.000%	6/15/27	80,395	77,983
	Continental Resources Inc.	5.000%	9/15/22	110,959	112,346
	Continental Resources Inc.	4.500%	4/15/23	75,805	76,658
	Continental Resources Inc.	3.800%	6/1/24	16,770	16,309
	Continental Resources Inc.	4.900%	6/1/44	23,196	21,630
4	DCP Midstream LLC	9.750%	3/15/19	15,000	16,350
4	DCP Midstream LLC	5.350%	3/15/20	11,125	11,570
	DCP Midstream Operating LP	2.700%	4/1/19	19,675	19,552
4	DCP Midstream Operating LP	4.750%	9/30/21	19,999	20,524
	DCP Midstream Operating LP	4.950%	4/1/22	45,799	47,574
	DCP Midstream Operating LP	3.875%	3/15/23	26,988	26,718
	DCP Midstream Operating LP	5.600%	4/1/44	26,895	25,685
4,6	Diamond BC BV	5.625%	8/15/25	51,750	62,150
	Diamondback Energy Inc.	4.750%	11/1/24	5,895	5,998
	Diamondback Energy Inc.	5.375%	5/31/25	47,860	49,655
	Energy Transfer Equity LP	7.500%	10/15/20	76,385	85,933
	Energy Transfer Equity LP	4.250%	3/15/23	84,735	86,218
	Energy Transfer Equity LP	5.875%	1/15/24	57,741	62,505
	Energy Transfer Equity LP	5.500%	6/1/27	98,160	103,927
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	82,009	77,909
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	16,317	15,460
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	26,720	24,850
	Kerr-McGee Corp.	6.950%	7/1/24	32,686	38,764
	Kinder Morgan Inc.	7.750%	1/15/32	26,290	33,772
	Laredo Petroleum Inc.	5.625%	1/15/22	69,522	70,826
	Laredo Petroleum Inc.	7.375%	5/1/22	17,860	18,597
	Laredo Petroleum Inc.	6.250%	3/15/23	70,158	72,877
	Marathon Oil Corp.	3.850%	6/1/25	39,540	39,727
	Marathon Oil Corp.	6.800%	3/15/32	8,295	9,795
	Marathon Oil Corp.	6.600%	10/1/37	9,850	11,607
	Marathon Oil Corp.	5.200%	6/1/45	13,170	13,670
	Matador Resources Co.	6.875%	4/15/23	102,250	108,385
4	MEG Energy Corp.	6.375%	1/30/23	30,650	27,892
4	MEG Energy Corp.	7.000%	3/31/24	47,348	42,968
4	MEG Energy Corp.	6.500%	1/15/25	97,700	97,211
	MPLX LP	4.875%	12/1/24	43,935	47,643
	MPLX LP	4.875%	6/1/25	87,120	94,416
	Newfield Exploration Co.	5.750%	1/30/22	10,890	11,707
	Newfield Exploration Co.	5.625%	7/1/24	13,045	14,072
4	NGPL PipeCo LLC	4.375%	8/15/22	13,995	14,380
4	NGPL PipeCo LLC	4.875%	8/15/27	16,650	17,274
4	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	47,585	48,299
4	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	6,810	6,878
	QEP Resources Inc.	6.800%	3/1/20	7,370	7,683
	QEP Resources Inc.	6.875%	3/1/21	30,605	32,594
	QEP Resources Inc.	5.375%	10/1/22	22,485	22,373

	QEP Resources Inc.	5.250%	5/1/23	42,925	42,388
	Rice Energy Inc.	7.250%	5/1/23	31,365	33,717
4	RSP Permian Inc.	5.250%	1/15/25	31,745	32,301
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	41,960	47,467
	SESI LLC	7.125%	12/15/21	34,425	35,200
4	SESI LLC	7.750%	9/15/24	36,570	37,759
	SM Energy Co.	6.500%	11/15/21	3,485	3,537
	SM Energy Co.	6.125%	11/15/22	30,015	30,390
	SM Energy Co.	6.500%	1/1/23	2,525	2,569
	SM Energy Co.	5.000%	1/15/24	69,110	65,827
	SM Energy Co.	5.625%	6/1/25	38,240	37,188
	SM Energy Co.	6.750%	9/15/26	17,855	18,324
4	Southern Star Central Corp.	5.125%	7/15/22	14,790	15,289
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	5,220	5,494
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	35,901	38,235
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	44,365	48,580
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.250%	1/15/25	51,601	55,471
4	Vine Oil & Gas LP / Vine Oil & Gas Finance
	Corp.	8.750%	4/15/23	50,310	49,178
	Weatherford International Ltd.	7.000%	3/15/38	17,963	15,089
	Weatherford International Ltd.	6.750%	9/15/40	67,387	55,594
	Weatherford International Ltd.	5.950%	4/15/42	41,845	32,848
	Williams Cos. Inc.	7.875%	9/1/21	17,225	20,175
	Williams Cos. Inc.	3.700%	1/15/23	41,055	41,331
	Williams Cos. Inc.	4.550%	6/24/24	23,050	23,990
	Williams Cos. Inc.	5.750%	6/24/44	41,255	43,627
	WPX Energy Inc.	6.000%	1/15/22	91,165	94,812
	WPX Energy Inc.	5.250%	9/15/24	112,100	112,240

	Other Industrial (0.7%)
4	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	103,655	109,615
3,10HD Supply Waterworks LTD. Bank Loan		4.455%	8/1/24	9,505	9,576
4	KAR Auction Services Inc.	5.125%	6/1/25	44,780	46,348

	Technology (7.1%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	56,315	63,777
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	85,245	96,327
4	Camelot Finance SA	7.875%	10/15/24	63,230	67,814
4	CDK Global Inc.	4.875%	6/1/27	20,545	21,393
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	23,480	24,507
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	15,155	16,784
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	26,405	27,692
	Equinix Inc.	5.375%	4/1/23	20,864	21,594
	Equinix Inc.	5.875%	1/15/26	13,310	14,425
	Equinix Inc.	5.375%	5/15/27	47,030	50,440
4	First Data Corp.	5.375%	8/15/23	73,250	76,363
4	First Data Corp.	7.000%	12/1/23	181,545	194,253
4	First Data Corp.	5.000%	1/15/24	48,800	50,691
4	First Data Corp.	5.750%	1/15/24	131,820	137,587
9,10First Data Corp. Bank Loan		3.488%	7/8/22	20,495	20,552
	Infor US Inc.	6.500%	5/15/22	97,200	101,331
4,7	Iron Mountain Europe plc	6.125%	9/15/22	24,430	33,827
	Iron Mountain Inc.	5.750%	8/15/24	30,304	31,137

4 Iron Mountain Inc.	4.875%	9/15/27	28,670	29,172
4 MSCI Inc.	5.250%	11/15/24	12,975	13,770
4 MSCI Inc.	5.750%	8/15/25	51,525	55,647
4 MSCI Inc.	4.750%	8/1/26	18,330	19,155
NCR Corp.	4.625%	2/15/21	72,024	73,014
NCR Corp.	5.875%	12/15/21	4,855	5,013
NCR Corp.	5.000%	7/15/22	20,000	20,450
NCR Corp.	6.375%	12/15/23	15,145	16,092
Nokia Oyj	6.625%	5/15/39	117,400	133,836
4 Open Text Corp.	5.625%	1/15/23	34,150	35,730
4 Open Text Corp.	5.875%	6/1/26	46,495	50,389
Pitney Bowes Inc.	4.700%	4/1/23	33,860	33,072
4 Sensata Technologies BV	5.625%	11/1/24	19,290	21,243
4 Sensata Technologies BV	5.000%	10/1/25	52,750	55,915
4 Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	49,705	54,365
SS&C Technologies Holdings Inc.	5.875%	7/15/23	29,280	30,817
4 Symantec Corp.	5.000%	4/15/25	66,150	69,138

Transportation (1.9%)
4 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.125%	6/1/22	77,088	77,473
Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	69,036	69,295
4 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	6.375%	4/1/24	24,490	25,470
4 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.250%	3/15/25	20,000	19,600
2 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	6,929	7,345
Hertz Corp.	6.750%	4/15/19	29,565	29,639
Hertz Corp.	5.875%	10/15/20	42,430	42,218
Hertz Corp.	7.375%	1/15/21	60,490	60,792
4 Hertz Corp.	7.625%	6/1/22	41,960	43,743
4 Hertz Corp.	5.500%	10/15/24	119,730	108,206
				20,183,459
Utilities (1.7%)
Electric (1.7%)
AES Corp.	8.000%	6/1/20	5,414	6,186
AES Corp.	4.875%	5/15/23	25,000	25,594
AES Corp.	5.500%	3/15/24	139,956	146,254
AES Corp.	5.500%	4/15/25	5,475	5,776
AES Corp.	5.125%	9/1/27	31,745	32,658
4 NextEra Energy Operating Partners LP	4.250%	9/15/24	22,350	22,601
4 NextEra Energy Operating Partners LP	4.500%	9/15/27	24,185	24,306
NRG Energy Inc.	6.250%	7/15/22	51,835	54,556
NRG Energy Inc.	6.625%	3/15/23	10,000	10,350
NRG Energy Inc.	6.250%	5/1/24	47,355	50,196
NRG Energy Inc.	7.250%	5/15/26	47,920	51,993
				430,470
Total Corporate Bonds (Cost $22,224,177)				22,991,295
Sovereign Bonds (0.2%)
4 DAE Funding LLC	4.500%	8/1/22	28,790	29,150
4 DAE Funding LLC	5.000%	8/1/24	29,605	30,234
Total Sovereign Bonds (Cost $58,395)				59,384

			Shares
Preferred Stocks (0.5%)
GMAC Capital Trust I Pfd. (Cost $123,777)	7.201%		4,743,200	124,889

			Face
			Amount
			($000)
Temporary Cash Investments (1.3%)
Repurchase Agreements (1.3%)
Bank of America Securities, LLC
(Dated 10/31/17, Repurchase Value
$59,402,000, collateralized by Government
National Mortgage Assn. 3.500%, 1/20/43,
with a value of $60,588,000)	1.070%	11/1/17	59,400	59,400
RBC Capital Markets LLC
(Dated 10/31/17, Repurchase Value
$156,705,000, collateralized by Federal
Home Loan Mortgage Assn. 3.000%-
4.000%, 3/1/46-9/1/47, Federal National
Mortgage Assn. 2.500%-5.000%, 11/1/19-
10/1/47, and Government National
Mortgage Assn. 3.500%-7.000%, 7/15/32-
10/20/47, with a value of $159,834,000)	1.040%	11/1/17	156,700	156,700
TD Securities (USA) LLC
(Dated 10/31/17, Repurchase Value
$109,803,000, collateralized by Federal
Home Loan Bank 1.086%, 4/17/18, Federal
National Mortgage Assn. 3.500%, 3/1/32,
and U.S. Treasury Note/Bond 1.148%-
1.875%, 10/31/19-7/31/22, with a value of
$111,996,000)	1.040%	11/1/17	109,800	109,800
Total Temporary Cash Investments (Cost $325,900)				325,900
Total Investments (99.1%) (Cost $23,971,022)				24,739,100
Other Assets and Liabilities-Net (0.9%)				218,600
Net Assets (100%)				24,957,700

1 Securities with a value of $27,612,000 have been segregated as initial margin for open cleared swap contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $9,104,217,000, representing 36.5% of net assets.
5 Non-income-producing security--security in default.
6 Face amount denominated in euro.
7 Face amount denominated in British pounds.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
9 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
10 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October
31, 2017, the aggregate value of these securities was $314,645,000, representing 1.3% of net assets.

High-Yield Corporate Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	11/30/17	USD	260,004	EUR	219,815	3,526
Goldman Sachs International	11/30/17	USD	40,062	GBP	30,534	(528)
						2,998
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At October 31, 2017, counterparties had deposited in segregated accounts cash of $5,386,000 in connection with open forward currency contracts.

Centrally Cleared Credit Default Swaps

			Periodic
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-29-V1	12/20/22	USD 550,000	5.000	46,230	5,736

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or

High-Yield Corporate Fund

using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between

High-Yield Corporate Fund

the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by

High-Yield Corporate Fund

a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,237,632	—
Corporate Bonds	—	22,991,295	—
Sovereign Bonds	—	59,384	—
Preferred Stocks	—	124,889	—
Temporary Cash Investments	—	325,900	—
Forward Currency Contracts—Assets	—	3,526	—
Forward Currency Contracts—Liabilities	—	(528)	—
Swap Contracts—Assets[1]	758	—	—
Total	758	24,742,098	—
1 Represents variation margin on the last day of the reporting period.

G. At October 31, 2017, the cost of investment securities for tax purposes was $23,971,022,000. Net unrealized appreciation of investment securities for tax purposes was $768,078,000, consisting of unrealized gains of $1,067,206,000 on securities that had risen in value since their purchase and $299,128,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.8%)
	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	185,556	186,063
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	20,160	21,232
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	34,000	34,127
	United States Treasury Note/Bond	0.875%	5/15/19	50,000	49,492
	United States Treasury Note/Bond	1.500%	5/31/19	54,000	53,958
	United States Treasury Note/Bond	1.625%	8/15/22	13,000	12,785
	United States Treasury Note/Bond	1.750%	9/30/22	13,000	12,833
	United States Treasury Note/Bond	1.625%	11/15/22	10,100	9,907
1	United States Treasury Note/Bond	1.750%	1/31/23	150,000	147,657
2	United States Treasury Note/Bond	1.500%	2/28/23	300,000	291,375
2	United States Treasury Note/Bond	1.500%	3/31/23	300,000	291,093
1	United States Treasury Note/Bond	1.625%	4/30/23	144,000	140,512
2	United States Treasury Note/Bond	1.750%	5/15/23	300,000	294,564
	United States Treasury Note/Bond	1.625%	5/31/23	150,000	146,250
	United States Treasury Note/Bond	1.375%	6/30/23	38,000	36,510
	United States Treasury Note/Bond	2.125%	5/15/25	42,750	42,316
2	United States Treasury Note/Bond	2.250%	11/15/25	100,000	99,594
3	United States Treasury Note/Bond	1.625%	2/15/26	161,000	152,548
	United States Treasury Note/Bond	1.625%	5/15/26	51,000	48,211
	United States Treasury Note/Bond	1.500%	8/15/26	2,015	1,881
	United States Treasury Note/Bond	2.250%	8/15/27	200,000	197,782
					2,270,690
Nonconventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	10,268	10,165
4,5,6	Freddie Mac Non Gold Pool	3.375%	8/1/32	269	277
4,5,7	Freddie Mac Non Gold Pool	3.643%	9/1/32	141	144
					10,586
Total U.S. Government and Agency Obligations (Cost $2,332,315)					2,281,276
Asset-Backed/Commercial Mortgage-Backed Securities (16.1%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	4,300	4,300
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	1,545	1,547
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	19,100	19,035
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	36,520	36,543
4,8	American Express Credit Account Secured
	Note Trust 2012-4	1.789%	5/15/20	7,000	7,000
4,9	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	3,986	4,169
4,9	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	1,060	1,116
4,9	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	6,723	6,983
4,9	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	5,239	5,375
4,9	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	2,826	2,939
4,9	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	1,070	1,137
4,9	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	6,402	6,836

4,9	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	3,540	3,907
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	142	142
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,506
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	279	280
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,242
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	768	769
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	1,655	1,666
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	936	937
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	500	501
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	5,419	5,418
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	2,560	2,565
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	4,400	4,442
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	3,200	3,231
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	6,789	6,794
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	4,190	4,236
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	2,980	3,038
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	6,460	6,456
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	2,040	2,047
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	1,960	1,980
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	3,280	3,358
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	3,390	3,378
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	7,205	7,200
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	61,410	61,362
4,9	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	1,330	1,349
4,9	Applebee's Funding LLC/IHOP Funding
	LLC	4.277%	9/5/44	1,260	1,238
4,9	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	830	822
4,9	ARL Second LLC 2014-1A	2.920%	6/15/44	6,064	5,960
4,9	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	1,482	1,539
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	5,480	5,471
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	10,300	10,379
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	14,310	14,276

4,9	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	15,725	15,751
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	1,540	1,555
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	4,220	4,263
4,9	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	5,041
4	Banc of America Commercial Mortgage
	Trust 2008-1	6.254%	2/10/51	2,206	2,223
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	1,806	1,897
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.366%	9/15/48	360	364
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	1,150	1,190
4	BANK 2017 - BNK4	3.625%	5/15/50	10,040	10,518
4	BANK 2017 - BNK5	3.390%	6/15/60	10,480	10,779
4	BANK 2017 - BNK6	3.518%	7/15/60	5,740	5,964
4	BANK 2017 - BNK7	3.435%	9/15/60	5,490	5,671
4,8	BANK 2017 - BNK8	3.488%	11/15/50	11,520	11,865
4,9,10 Bank of America Student Loan Trust 2010-
	1A	2.167%	2/25/43	4,958	4,981
	Bank of Nova Scotia	1.875%	4/26/21	38,080	37,546
9	Bank of Nova Scotia	1.875%	9/20/21	8,390	8,241
4,9	Bank of The West Auto Trust 2014-1	1.650%	3/16/20	8,780	8,781
4	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	15,800	15,958
4,9,11 BMW Floorplan Master Owner Trust 2015-
	1A	1.739%	7/15/20	23,160	23,214
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	11,120	11,127
4	BMW Vehicle Lease Trust 2017-2	2.190%	3/22/21	3,460	3,460
4,10	Brazos Higher Education Authority Inc.
	Series 2005-3	1.528%	6/25/26	4,341	4,316
4,10	Brazos Higher Education Authority Inc.
	Series 2011-1	2.117%	2/25/30	7,428	7,472
4,11	Cabela's Credit Card Master Note Trust
	2015-2	1.909%	7/17/23	8,920	8,982
4,9	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	1,250	1,244
4,9	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	1,923	1,904
4,9	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	5,910	5,959
4	California Republic Auto Receivables Trust
	2016-1	3.430%	2/15/22	8,000	8,145
4	California Republic Auto Receivables Trust
	2016-1	4.560%	12/15/22	8,320	8,528
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	10,580	10,569
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	2,430	2,421
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	1,120	1,116
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	540	539
4,9	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.050%	3/19/21	4,910	4,898
4,9	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.286%	1/19/22	3,450	3,438

4	Capital Auto Receivables Asset Trust 2013-
	3	3.690%	2/20/19	1,647	1,649
4	Capital Auto Receivables Asset Trust 2013-
	4	2.670%	2/20/19	164	164
4	Capital Auto Receivables Asset Trust 2013-
	4	3.220%	5/20/19	1,775	1,779
4	Capital Auto Receivables Asset Trust 2014-
	1	2.840%	4/22/19	632	633
4	Capital Auto Receivables Asset Trust 2014-
	1	3.390%	7/22/19	800	804
4	Capital Auto Receivables Asset Trust 2014-
	3	3.940%	4/20/23	2,410	2,449
4	Capital Auto Receivables Asset Trust 2015-
	3	1.940%	1/21/20	8,550	8,562
4	Capital Auto Receivables Asset Trust 2015-
	3	2.130%	5/20/20	7,900	7,924
4	Capital Auto Receivables Asset Trust 2015-
	3	2.430%	9/21/20	2,430	2,441
4	Capital Auto Receivables Asset Trust 2015-
	3	2.900%	12/21/20	2,700	2,728
4	Capital Auto Receivables Asset Trust 2016-
	2	3.160%	11/20/23	360	364
4	Capital Auto Receivables Asset Trust 2016-
	3	1.540%	8/20/20	3,820	3,814
4	Capital Auto Receivables Asset Trust 2016-
	3	2.350%	9/20/21	1,630	1,628
4	Capital Auto Receivables Asset Trust 2016-
	3	2.650%	1/20/24	900	896
4,8,9	Capital Auto Receivables Asset Trust 2017-
	1	2.020%	8/20/21	5,830	5,829
4,8,9	Capital Auto Receivables Asset Trust 2017-
	1	2.220%	3/21/22	4,060	4,059
4	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	12,445	12,700
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	54,610	54,571
4,11	Capital One Multi-Asset Execution Trust
	2017-A5	1.818%	7/15/27	28,740	28,808
4,9,11 CARDS II Trust 2016-1A		1.939%	7/15/21	20,745	20,809
4	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	520	520
4	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	970	971
4	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	3,850	3,852
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	2,010	2,026
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	1,945	1,943
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	2,795	2,816
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	1,930	1,917
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	2,160	2,164
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	1,930	1,910
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	1,360	1,345
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	6,110	6,111
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,460	3,461
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	1,640	1,639
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	1,640	1,639
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	17,440	17,091
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	13,280	13,922
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,970	5,124
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	10,770	11,095

4,9	CFCRE Commercial Mortgage Trust 2011-
	C2	5.754%	12/15/47	5,260	5,851
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	4,826	4,886
4,9	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	31,525	31,533
4,9	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,064	1,065
4,9	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,193
4,9	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	2,150	2,156
4,9	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	290	293
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	7,575	7,603
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	2,315	2,327
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	3,600	3,667
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	5,510	5,633
4,9	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	2,370	2,386
4,9	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	8,530	8,660
4,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	5,380	5,360
4,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	4,680	4,637
4	Citigroup Commercial Mortgage Trust
	2012-GC8	3.024%	9/10/45	6,633	6,760
4,9	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	2,017	2,093
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	6,015	6,149
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.161%	9/10/46	2,205	2,223
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	878	918
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	1,910	2,070
4	Citigroup Commercial Mortgage Trust
	2014-GC19	3.753%	3/10/47	885	927
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	16,273	17,432
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	27,838	28,961
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	9,060	9,615
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	8,949	9,394
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	2,020	2,070
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	800	832
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.462%	7/10/47	1,250	1,247

4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	4,729	4,852
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	13,083	13,659
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	2,170	2,266
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.531%	10/10/47	3,270	3,266
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	6,418	6,484
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	10,960	11,561
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	8,697	9,183
4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.570%	9/10/58	900	897
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	9,456	9,608
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	17,560	17,443
4,8	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	9,850	10,145
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	14,250	14,731
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	3,150	3,241
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.272%	9/15/50	3,150	3,160
4,9	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	4,872	4,906
4,9	CLI Funding V LLC 2013-1A	2.830%	3/18/28	3,102	3,065
4,9,11 Colony American Homes 2014-1A		2.387%	5/17/31	2,382	2,386
4,9,11 Colony American Homes 2014-1A		2.587%	5/17/31	1,960	1,959
4,9,11 Colony American Homes 2014-2		2.587%	7/17/31	571	571
4,9,11 Colony American Homes 2015-1		2.737%	7/17/32	440	440
4,9,11 Colony American Homes 2015-1A		2.437%	7/17/32	3,741	3,746
4,9,11 Colony Starwood Homes 2016-1A Trust		2.738%	7/17/33	6,717	6,753
4,9,11 Colony Starwood Homes 2016-1A Trust		3.388%	7/17/33	2,970	2,996
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,971	3,047
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	4,065
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	6,778	6,867
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	6,160	6,305
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,899	6,993
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	420	425
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,919	2,951
4,9	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	12,270	13,207
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,633	1,650
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	800	836
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	4,876	5,202
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	4,757	5,135
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,737	1,806
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	5,860	6,164
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	13,048	13,931
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	15,127	16,303
4	COMM 2013-CCRE13 Mortgage Trust	4.746%	11/12/46	855	928
4	COMM 2013-CCRE13 Mortgage Trust	4.746%	11/12/46	1,560	1,619
4,9	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	9,240	9,312
4,9	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	1,400	1,392
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	1,020	1,054

4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	8,560	8,956
4	COMM 2013-CCRE9 Mortgage Trust	4.231%	7/10/45	11,658	12,603
4,9	COMM 2013-CCRE9 Mortgage Trust	4.254%	7/10/45	2,780	2,881
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	2,106	2,125
4,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,308	1,364
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	585	631
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,883	3,930
4,9	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,702	6,748
4,9	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	18,320	19,030
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	500	530
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	4,432	4,767
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,563	1,579
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	4,350	4,637
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	1,300	1,387
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	1,010	1,056
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	6,335	6,719
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	1,290	1,358
4	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	4,400	4,519
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,260	6,535
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	10,820	11,402
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	5,200	5,352
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	15,433	16,119
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	22,572	23,492
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,438	2,577
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	4,220	4,440
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	460	486
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,748	3,917
4	COMM 2015-CCRE27 Mortgage Trust	4.472%	10/10/48	1,760	1,804
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	13,303	13,563
9	Commonwealth Bank of Australia	2.000%	6/18/19	4,300	4,299
9	Commonwealth Bank of Australia	2.125%	7/22/20	29,495	29,476
4,9	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	5,580	5,687
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.307%	2/15/41	1,770	1,785
4	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	4,003	4,146
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	6,650	6,872
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	6,150	6,446
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.358%	8/15/48	2,160	2,163
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.536%	11/15/48	3,620	3,714
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	6,280	6,423
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	13,760	13,984
4,9	DB Master Finance LLC 2017-1A	3.629%	11/20/47	7,860	7,921
4,9	DB Master Finance LLC 2017-1A	4.030%	11/20/47	5,890	5,909
4	DBJPM 16-C1 Mortgage Trust	3.351%	5/10/49	1,250	1,198
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	9,640	9,862
4,9	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	9,430	9,430
4,9	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,090	5,093
4,11	Discover Card Execution Note Trust 2017-
	A5	1.839%	12/15/26	29,260	29,546
9	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,297
4,9	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	1,692	1,702

4,9	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	2,000	2,040
4,9	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	3,144	3,156
4,9	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	3,600	3,680
4,9	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	4,378	4,398
4,9	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	5,630	5,783
4,9	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	7,742	7,808
4,9	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	9,250	9,530
4,9	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	3,780	3,835
4,9	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	3,422	3,429
4,9	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	8,050	8,136
4,9	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	11,330	11,715
4,9	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	8,691	8,694
4,9	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	9,500	9,527
4,9	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	10,540	10,862
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	11,210	11,214
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	1,640	1,657
4	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	12,060	12,060
4	Drive Auto Receivables Trust 2017-3	1.850%	4/15/20	3,460	3,460
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	10,260	10,261
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	13,040	13,077
4,9,11 Edsouth Indenture No 9 LLC 2015-1		2.038%	10/25/56	7,136	7,154
4,9	Enterprise Fleet Financing LLC Series
	2015-1	1.740%	9/20/20	17,660	17,664
4,9	Enterprise Fleet Financing LLC Series
	2015-2	2.090%	2/22/21	7,190	7,191
4,9	Enterprise Fleet Financing LLC Series
	2016-1	2.080%	9/20/21	18,140	18,079
4,9	Enterprise Fleet Financing LLC Series
	2016-2	2.040%	2/22/22	2,750	2,729
4,9	Enterprise Fleet Financing LLC Series
	2017-3	2.360%	5/20/23	5,910	5,909
4,9,11 Evergreen Credit Card Trust Series 2016-3		1.739%	11/16/20	11,910	11,954
4,9,11 Evergreen Credit Card Trust Series 2017-1		1.499%	10/15/21	25,660	25,679
4,5,11 Fannie Mae Connecticut Avenue Securities
	2016-C04	2.688%	1/25/29	1,818	1,834
4,5,11 Fannie Mae Connecticut Avenue Securities
	2016-C05	2.588%	1/25/29	1,037	1,043
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	5,510	5,495
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	2,250	2,203
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	2,000	1,962
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	9,430	9,781
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	8,950	9,330
4,5	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	3,610	3,711
4,11	First National Master Note Trust 2017-2	1.677%	10/16/23	9,120	9,127
4,9	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	6,360	6,339
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	5,560	5,566
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	17,030	17,046
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	14,340	14,341
4	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	7,250	7,253
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	2,890	2,890
4,9	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	17,458	17,559
4,9	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	2,900	2,912

4,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	10,300	10,373
4,9	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	2,160	2,171
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	4,670	4,667
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	2,085	2,090
4,9	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	26,000	26,209
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	2,430	2,406
4,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,820	13,859
4,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	20,230	20,020
4,9	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	24,010	24,235
4,9	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	26,970	26,834
4,9	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	4,800	4,755
4,9	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	9,830	9,726
4	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.100%	6/15/20	670	671
4	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.290%	6/15/20	720	720
4	Ford Credit Floorplan Master Owner Trust
	A Series 2013-4	2.790%	6/15/20	290	290
4	Ford Credit Floorplan Master Owner Trust
	A Series 2014-2	2.310%	2/15/21	900	902
4	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	8,480	8,548
4,11	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	2.139%	2/15/21	9,790	9,872
4,11	Ford Credit Floorplan Master Owner Trust
	A Series 2016-4	1.769%	7/15/20	14,110	14,144
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-1	2.070%	5/15/22	56,020	56,002
4	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	37,850	37,893
4,5,11 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.488%	10/25/28	193	194
4,5,11 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.438%	10/25/28	1,130	1,146
4,5,11 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.338%	12/25/28	1,000	1,002
4,5,11 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.238%	12/25/28	2,760	2,814
4,9	FRS I LLC 2013-1A	1.800%	4/15/43	402	401
4,9	FRS I LLC 2013-1A	3.080%	4/15/43	5,970	5,951
4	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	1,650	1,651
4	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	2,600	2,602
4	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	2,320	2,327
4	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	6,714	6,714
4	GM Financial Automobile Leasing Trust
	2015-3	2.320%	11/20/19	1,310	1,314
4	GM Financial Automobile Leasing Trust
	2015-3	2.980%	11/20/19	2,870	2,891
4	GM Financial Automobile Leasing Trust
	2015-3	3.480%	8/20/20	2,870	2,898
4	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	17,520	17,525
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	1,920	1,913

4	GM Financial Automobile Leasing Trust
	2017-2	2.180%	6/21/21	5,010	5,007
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	10,470	10,454
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	3,290	3,284
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	4,120	4,106
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	2,240	2,227
4,9	GM Financial Consumer Automobile 2017-
	3	2.130%	3/16/23	5,350	5,342
4,9	GM Financial Consumer Automobile 2017-
	3	2.330%	3/16/23	1,640	1,637
4,9	GMF Floorplan Owner Revolving Trust
	2015-1	1.650%	5/15/20	12,000	12,000
4,9	GMF Floorplan Owner Revolving Trust
	2015-1	1.970%	5/15/20	3,770	3,769
4,9,11 GMF Floorplan Owner Revolving Trust
	2016-1	2.089%	5/17/21	20,000	20,175
4,9	GMF Floorplan Owner Revolving Trust
	2016-1	2.410%	5/17/21	5,290	5,286
4,9	GMF Floorplan Owner Revolving Trust
	2016-1	2.850%	5/17/21	3,900	3,861
4,9,11 GMF Floorplan Owner Revolving Trust
	2017-1	1.809%	1/18/22	230	231
4,9	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	42,410	42,204
4,9	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	13,200	13,137
4,9	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	7,240	7,203
4,9,11 Golden Credit Card Trust 2015-1A		1.679%	2/15/20	35,000	35,033
4,9	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	13,530	13,516
4,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	26,780	26,538
4,9	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	1,000	1,030
4,9	GreatAmerica Leasing Receivables
	Funding LLC Series 2015-1	2.020%	6/21/21	1,680	1,668
4,9	GreatAmerica Leasing Receivables
	Funding LLC Series 2016-1	1.990%	4/20/22	10,580	10,525
4,9	GS Mortgage Securities Corporation II
	2012-BWTR	2.954%	11/5/34	7,625	7,640
4	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	4,788	4,931
4,9	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	5,430	5,645
4,9	GS Mortgage Securities Trust 2010-C2	5.183%	12/10/43	1,370	1,460
4,9	GS Mortgage Securities Trust 2011-GC3	5.632%	3/10/44	2,650	2,853
4,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,111
4	GS Mortgage Securities Trust 2012-GCJ7	5.702%	5/10/45	2,140	2,291
4	GS Mortgage Securities Trust 2013-GC13	4.033%	7/10/46	185	200
4,9	GS Mortgage Securities Trust 2013-GC13	4.066%	7/10/46	1,210	1,216
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	4,128	4,206
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	1,550	1,568
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,863	1,871
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	836
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	6,005	6,355
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	105	113

4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	10,638	11,349
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	570	590
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	13,475	14,310
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	6,520	6,798
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	2,610	2,738
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	4,615	4,679
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	10,930	11,445
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	9,200	9,306
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	14,490	15,291
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	7,670	7,933
4	GS Mortgage Securities Trust 2015-GC34	4.654%	10/10/48	2,610	2,662
9	GTP Acquisition Partners I LLC	3.482%	6/16/25	9,030	8,967
4,9	Hertz Vehicle Financing II LP 2015-1A	2.730%	3/25/21	11,150	11,152
4,9	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	4,700	4,663
4,9	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	16,350	16,333
4,9	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	4,645	4,646
4,9	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	1,650	1,645
4,9	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	3,290	3,246
4,9	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	6,510	6,517
4,9	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	12,380	12,422
4,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	7,780	8,016
4,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	4,000	3,971
4,9	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	4,750	4,850
4,9	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	7,250	7,252
4,9	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	7,130	7,135
4,9	Hyundai Auto Lease Securitization Trust
	2017-B	2.130%	3/15/21	10,930	10,885
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,353
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,904
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	1,700	1,702
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	1,150	1,153
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	2,200	2,207
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	1,400	1,405
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	3,290	3,297
10	Illinois Student Assistance Commission
	Series 2010-1	2.417%	4/25/22	1,559	1,564
4,9,11 Invitation Homes 2014-SFR2 Trust		2.337%	9/17/31	2,429	2,429
4,9,11 Invitation Homes 2014-SFR2 Trust		2.837%	9/17/31	700	700
4,9,11 Invitation Homes 2015-SFR2 Trust		2.587%	6/17/32	2,843	2,852
4,9,11 Invitation Homes 2015-SFR2 Trust		2.887%	6/17/32	1,510	1,514
4,9,11 Invitation Homes 2015-SFR3 Trust		2.987%	8/17/32	1,650	1,652
4,9	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,631	6,780
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	1,727	1,736
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	5,831	6,076
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	139	141
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,239	1,293
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.662%	11/15/43	2,313	2,445
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.662%	11/15/43	2,730	2,870
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	2,960	2,984

4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	7,534	7,998
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,357
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	4,000	4,356
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	920	973
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	3,921	4,073
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	4,729	4,769
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	22,630	23,019
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	1,350	1,422
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	6,079	6,227
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	4,670	4,740
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	323	345
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.052%	1/15/46	2,550	2,615
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	1,215	1,263
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	651	686
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	29,810	31,979
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.910%	12/15/46	2,135	2,294
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.975%	12/15/46	960	1,010
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	10,979	11,174
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	9,670	10,145
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	4,100	4,220
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	6,780	7,007
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,515	5,794
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.030%	7/15/45	5,000	5,247
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,572	1,636
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	6,118	6,578
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	528	533
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	415
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,870
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.081%	11/15/45	1,340	1,421

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	4,363	4,710
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	14,680	15,760
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	600	639
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	2,500	2,656
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.814%	2/15/47	1,000	1,039
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	2,910	3,107
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	5,570	5,731
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	2,117	2,221
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	13,220	13,371
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	5,120	5,319
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	9,823	10,001
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	4,640	4,782
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	2,430	2,574
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	2,245	2,376
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	4,660	4,925
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	3,783	3,951
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	7,300	7,667
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	11,590	12,174
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	8,770	9,058
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	3,460	3,534
4,9	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	910	932
4,9	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,292
4,9,11 Mercedes-Benz Master Owner Trust 2017-
	B	1.659%	5/16/22	24,430	24,498
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	1,256	1,260
4,9	Miramax LLC 2014-1A	3.340%	7/20/26	522	525
4,9	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	2,048	2,051
4,9	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	13,600	13,624
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	8,462	8,664
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	16,040	16,748
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	6,337	6,397
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,830	1,828
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.082%	7/15/46	1,244	1,333

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	3.085%	8/15/46	562	567
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	3.960%	8/15/46	11,427	12,074
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.169%	8/15/46	7,317	7,785
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	1,005	1,046
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	1,940	2,090
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	400	426
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,497
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	2,000	2,036
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	12,980	13,211
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	2,300	2,446
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	1,600	1,695
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	11,716	12,295
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	20,825	22,157
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.892%	4/15/47	1,140	1,191
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	8,646	9,112
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	935	981
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.322%	6/15/47	7,090	7,396
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.755%	6/15/47	2,400	2,461
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	28,696	30,302
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	1,380	1,429
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	5,430	5,731
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,940	4,068
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	12,573	12,778
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.451%	7/15/50	3,420	3,506
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.479%	5/15/48	4,300	4,431
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.732%	5/15/48	770	808
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	2,938	3,047
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	700	711
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	4.752%	5/15/49	1,090	1,137

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	19,390	20,265
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	6,520	6,773
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	2,260	2,322
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,507
4,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,407	6,420
4,9	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	6,370	6,692
4,9	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	2,795	2,877
4,9	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	4,430	4,587
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	10,064	10,620
4	Morgan Stanley Capital I Trust 2015-UBS8	4.589%	12/15/48	3,210	3,257
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	21,780	21,198
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	4,770	4,934
4,9,11 Motor plc 2017 1A		1.768%	9/25/24	31,470	31,766
4,9	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	11,190	11,143
9	National Australia Bank Ltd.	2.250%	3/16/21	1,830	1,827
4,9,11 Navient Student Loan Trust 2016-2		2.288%	6/25/65	2,420	2,454
4,9,11 Navient Student Loan Trust 2016-3		2.088%	6/25/65	2,050	2,073
4,9,11 Navient Student Loan Trust 2016-6A		1.988%	3/25/66	12,400	12,537
4,9,11 Navient Student Loan Trust 2017-4A		1.738%	9/27/66	8,390	8,417
4,9,11 Navient Student Loan Trust 2017-A		1.640%	12/16/58	9,810	9,810
4,9	Navient Student Loan Trust 2017-A	2.880%	12/16/58	8,940	8,939
4,9,11 Navistar Financial Dealer Note Master
	Trust II 2016-1A	2.588%	9/27/21	15,350	15,461
4,11	New Mexico Educational Assistance
	Foundation 2013-1	1.935%	1/2/25	3,089	3,081
4,9	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	6,720	6,760
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	24,810	24,811
4	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	8,960	8,921
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	18,990	18,967
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	5,300	5,305
10	North Carolina State Education Assistance
	Authority 2011-1	2.267%	1/26/26	348	348
4,9	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	121	128
4,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	8,980	8,982
4,9,11 Pepper Residential Securities Trust 2017A-
	A1UA	2.338%	3/10/58	9,257	9,258
4,9,11 Pepper Residential Securities Trust 2018A-
	A1UA	2.188%	3/12/47	1,911	1,910
4,8,9, Pepper Residential Securities Trust 2019A-
11	A1U1	1.614%	10/12/18	13,610	13,610
4,9	PFS Financing Corp 2017-B	2.220%	7/15/22	15,980	15,900
4,9,11 PFS Financing Corp. 2015-AA		1.859%	4/15/20	3,500	3,504
4,9,11 PFS Financing Corp. 2017-C		1.708%	10/15/21	16,560	16,560
4,9	PFS Financing Corp. 2017-D	2.400%	10/17/22	17,210	17,215
4,9,11 PHEAA Student Loan Trust 2016-2A		2.188%	11/25/65	15,352	15,391
4,9	Porsche Innovative Lease Owner Trust
	2015-1	1.430%	5/21/21	4,510	4,509
4,9	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	2,464	2,467
4,9	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	9,332	9,352
4,9	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	3,460	3,527
4,9,10 Resimac Premier Series 2014-1A		2.010%	12/12/45	1,867	1,868
4,9,11 Resimac Premier Series 2016-1A		2.628%	10/10/47	25,638	25,704
	Royal Bank of Canada	2.200%	9/23/19	2,573	2,582
	Royal Bank of Canada	2.100%	10/14/20	1,090	1,087

4	Royal Bank of Canada	1.875%	2/5/21	4,800	4,774
	Royal Bank of Canada	2.300%	3/22/21	5,540	5,517
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	5,160	5,264
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	6,699	6,708
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	9,420	9,508
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	9,610	9,646
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	2,450	2,455
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	1,610	1,623
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	1,440	1,463
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	8,060	8,049
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	9,330	9,363
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	7,990	7,971
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	3,980	4,011
9	SBA Tower Trust	3.156%	10/8/20	3,970	4,012
4,9	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	5,850	5,820
4,9	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	5,460	5,409
4,9	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	6,400	6,400
4,9	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	802	814
4,9	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	6,082	6,183
4,9	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	3,082	3,172
4,9	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	1,166	1,173
4,9,11 SLM Private Education Loan Trust 2013-A		2.289%	5/17/27	4,546	4,572
4,9	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	1,800	1,800
4,9	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	2,801	2,799
4,9	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	3,000	3,007
4,9	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	2,000	2,044
4,9	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	763	766
4,9	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	800	817
4,10	SLM Student Loan Trust 2005-5	1.467%	4/25/25	559	559
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	1,830	1,804
4,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	6,210	6,204
4,9,11 SMB Private Education Loan Trust 2016-B		2.689%	2/17/32	4,480	4,590
4,9,11 SMB Private Education Loan Trust 2016-C		2.339%	9/15/34	5,600	5,701
4,9,11 SMB Private Education Loan Trust 2017-A		2.139%	9/15/34	8,230	8,301
4,9	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	9,810	9,808
4,9	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	4,300	4,307
4,9	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	2,235	2,222
4,9	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	2,340	2,315
4,9,11 SoFi Professional Loan Program 2016-D
	LLC	2.188%	1/25/39	2,087	2,107

4,9	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	1,280	1,267
4,9	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	7,170	7,190
4,9,11 SoFi Professional Loan Program 2017-C
	LLC	1.838%	7/25/40	1,841	1,839
4,9	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	5,700	5,697
4,9	SoFi Professional Loan Program 2017-E
	LLC	1.860%	11/26/40	21,630	21,586
4,9	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	5,080	5,081
9	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,995
9	Stadshypotek AB	1.250%	5/23/18	1,930	1,923
9	Stadshypotek AB	1.750%	4/9/20	3,689	3,655
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	3,690	3,723
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	10,400	10,400
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	20,127	20,293
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	21,070	21,126
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,710	5,674
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	9,890	9,814
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	15,680	15,756
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	4,770	4,787
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	6,390	6,410
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,145
4,9	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	3,663	3,791
4,9	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	5,861	6,210
4,9	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	180	180
4,9	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	2,800	2,891
9	Toronto-Dominion Bank	2.250%	3/15/21	1,700	1,702
4,9	Trafigura Securitisation Finance plc 2014-
	1A	2.184%	10/15/18	5,720	5,720
4,9	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	43,600	43,433
4,9,11 Trillium Credit Card Trust II 2016-1A		1.960%	5/26/21	53,860	54,038
4,9	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	3,282	3,283
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,261
4,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,673	6,758
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,703	5,740
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	3,970	4,084
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	1,160	1,188
4,9	Verizon Owner Trust 2016-2A	1.680%	5/20/21	20,870	20,790
4,9	Verizon Owner Trust 2017-2A	1.920%	12/20/21	45,090	45,035
4,9	Verizon Owner Trust 2017-3	2.060%	4/20/22	15,460	15,462
4,9	Verizon Owner Trust 2017-3	2.380%	4/20/22	8,950	8,952

4,9	Verizon Owner Trust 2017-3	2.530%	4/20/22	9,610	9,589
4,9	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	9,070	9,211
4,9	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	1,100	1,144
4,9	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	650	671
4,9	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	490	504
4,9	Volvo Financial Equipment LLC Series
	2015-1A	1.910%	1/15/20	3,105	3,107
4,9	Volvo Financial Equipment LLC Series
	2016-1A	1.890%	9/15/20	3,450	3,438
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	6,384	6,475
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	7,210	7,358
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	954	1,000
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	7,883	8,479
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.548%	8/15/50	11,500	11,894
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	8,920	9,451
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	700	736
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	2,400	2,521
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	1,450	1,488
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	1,470	1,508
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	29,385	29,648
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	16,385	17,160
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.225%	6/15/48	2,310	2,324
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	7,300	7,537
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	4,380	4,596
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	2,250	2,370
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.497%	9/15/58	2,740	2,806
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	5,269	5,590
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	2,045	2,173
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.541%	9/15/58	5,225	5,237
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	7,831	8,256
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	5,750	5,988
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	7,730	8,192
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	13,750	14,201

4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	13,790	14,202
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	15,120	15,739
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	5,830	6,077
4,11	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	1.889%	1/20/22	19,025	19,139
4,9	Wendys Funding LLC 2015-1A	3.371%	6/15/45	480	483
4,9	Wendys Funding LLC 2015-1A	4.080%	6/15/45	7,125	7,257
4,9	Wendys Funding LLC 2015-1A	4.497%	6/15/45	2,264	2,312
9	Westpac Banking Corp.	1.850%	11/26/18	6,285	6,284
9	Westpac Banking Corp.	2.000%	3/3/20	13,770	13,730
9	Westpac Banking Corp.	2.250%	11/9/20	7,430	7,415
9	Westpac Banking Corp.	2.100%	2/25/21	1,860	1,845
4,9	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	4,640	4,818
4,9	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	6,202	6,538
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	5,280	5,343
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	6,130	6,348
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,347
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,789	3,870
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	11,371	11,514
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,917
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,239
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	2,133	2,218
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	6,044	6,477
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	357	370
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	2,116	2,208
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	7,778	8,357
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.660%	12/15/46	1,085	1,172
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	2,130	2,231
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	10,595	11,368
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	14,675	15,680
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	2,410	2,495
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	1,410	1,423
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	1,520	1,558
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	13,235	13,841

4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	700	715
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	2,410	2,393
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	4,167	4,440
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	14,179	14,783
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	920	965
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	13,996	14,984
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	12,000	11,994
4	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	5,630	5,583
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,703,581)					4,715,861
Corporate Bonds (67.7%)
Finance (30.7%)
	Banking (20.9%)
9	ABN AMRO Bank NV	2.500%	10/30/18	27,285	27,461
	American Express Co.	3.000%	10/30/24	41,835	41,755
	American Express Credit Corp.	1.700%	10/30/19	4,669	4,647
	American Express Credit Corp.	2.200%	3/3/20	19,825	19,870
	American Express Credit Corp.	2.375%	5/26/20	4,700	4,730
	American Express Credit Corp.	2.250%	5/5/21	7,448	7,444
	American Express Credit Corp.	2.700%	3/3/22	28,365	28,647
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	15,852	15,866
9	Australia & New Zealand Banking Group
	Ltd.	4.500%	3/19/24	8,270	8,682
12	Australia & New Zealand Banking Group
	Ltd.	3.640%	6/25/24	15,205	11,801
9	Banco de Credito del Peru	4.250%	4/1/23	5,000	5,290
	Bank of America Corp.	3.300%	1/11/23	12,677	12,984
4	Bank of America Corp.	3.124%	1/20/23	28,235	28,668
	Bank of America Corp.	4.125%	1/22/24	33,430	35,593
	Bank of America Corp.	3.875%	8/1/25	10,000	10,489
4	Bank of America Corp.	3.093%	10/1/25	72,895	72,641
	Bank of America Corp.	4.450%	3/3/26	8,900	9,462
4	Bank of America Corp.	3.824%	1/20/28	23,700	24,323
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,017	3,057
	Bank of New York Mellon Corp.	2.450%	11/27/20	14,339	14,447
	Bank of New York Mellon Corp.	4.150%	2/1/21	17,664	18,683
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,780	10,731
	Bank of New York Mellon Corp.	3.550%	9/23/21	16,040	16,787
	Bank of New York Mellon Corp.	3.650%	2/4/24	17,000	17,875
	Bank of New York Mellon Corp.	3.400%	5/15/24	20,200	20,902
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,142	11,444
	Bank of New York Mellon Corp.	3.000%	2/24/25	15,800	15,906
	Bank of New York Mellon Corp.	2.800%	5/4/26	8,115	7,954
4	Bank of New York Mellon Corp.	3.442%	2/7/28	29,200	29,909
	Bank of New York Mellon Corp.	3.000%	10/30/28	7,000	6,816
	Bank of Nova Scotia	4.375%	1/13/21	7,990	8,512
	Bank of Nova Scotia	2.700%	3/7/22	6,375	6,420
9	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	11,110	11,105
9	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	31,431	31,796
9	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	18,410	18,604
9	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	23,830	23,856

9	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	50,685	50,736
	BB&T Corp.	5.250%	11/1/19	12,000	12,723
	BB&T Corp.	3.950%	3/22/22	4,400	4,647
	BNP Paribas SA	2.400%	12/12/18	3,150	3,175
	BNP Paribas SA	5.000%	1/15/21	29,350	31,767
	BNP Paribas SA	3.250%	3/3/23	6,235	6,402
12	BPCE SA	3.000%	4/24/20	7,260	5,613
12	BPCE SA	3.500%	4/24/20	19,800	15,407
	BPCE SA	4.000%	4/15/24	5,090	5,403
	Branch Banking & Trust Co.	2.850%	4/1/21	10,425	10,613
	Branch Banking & Trust Co.	2.625%	1/15/22	35,175	35,531
	Branch Banking & Trust Co.	3.625%	9/16/25	22,495	23,374
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	3,225	3,227
	Capital One Financial Corp.	2.450%	4/24/19	2,450	2,463
	Capital One Financial Corp.	3.050%	3/9/22	12,715	12,895
	Capital One Financial Corp.	3.200%	2/5/25	2,650	2,635
	Capital One Financial Corp.	3.750%	7/28/26	20,000	19,885
	Capital One NA	1.500%	3/22/18	7,000	6,992
	Citigroup Inc.	2.900%	12/8/21	14,930	15,091
	Citigroup Inc.	3.375%	3/1/23	16,000	16,336
4	Citigroup Inc.	2.876%	7/24/23	35,700	35,574
	Citigroup Inc.	3.875%	10/25/23	28,736	30,014
	Citigroup Inc.	3.200%	10/21/26	44,200	43,664
9	Commonwealth Bank of Australia	5.000%	10/15/19	2,702	2,849
	Commonwealth Bank of Australia	2.300%	3/12/20	3,000	3,010
9	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	12,290
	Commonwealth Bank of Australia	2.400%	11/2/20	11,075	11,123
9	Commonwealth Bank of Australia	2.000%	9/6/21	6,480	6,365
9	Commonwealth Bank of Australia	2.750%	3/10/22	22,040	22,251
9	Commonwealth Bank of Australia	2.500%	9/18/22	33,880	33,731
12	Commonwealth Bank of Australia	3.640%	11/5/24	20,700	16,131
9	Commonwealth Bank of Australia	4.500%	12/9/25	23,555	24,699
12	Commonwealth Bank of Australia	4.385%	6/3/26	5,300	4,232
9	Commonwealth Bank of Australia	3.150%	9/19/27	36,935	36,509
	Cooperatieve Rabobank UA	2.250%	1/14/20	15,590	15,660
	Cooperatieve Rabobank UA	2.500%	1/19/21	21,455	21,636
	Cooperatieve Rabobank UA	3.875%	2/8/22	22,757	24,094
	Cooperatieve Rabobank UA	3.950%	11/9/22	15,660	16,455
	Cooperatieve Rabobank UA	4.625%	12/1/23	80,134	86,689
12	Cooperatieve Rabobank UA	4.205%	7/2/25	3,500	2,748
	Cooperatieve Rabobank UA	4.375%	8/4/25	63,075	66,627
	Credit Suisse AG	2.300%	5/28/19	9,820	9,871
	Credit Suisse AG	3.000%	10/29/21	40,000	40,869
	Credit Suisse AG	3.625%	9/9/24	65,000	67,671
9	Credit Suisse Group AG	4.282%	1/9/28	20,610	21,464
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	3,525	3,656
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	22,915	23,778
	Discover Bank	7.000%	4/15/20	3,665	4,048
	Fifth Third Bank	2.875%	10/1/21	12,105	12,329
	Fifth Third Bank	3.850%	3/15/26	2,790	2,878
	First Republic Bank	2.375%	6/17/19	11,791	11,805
	First Republic Bank	2.500%	6/6/22	39,370	39,072
	FirstMerit Corp.	4.350%	2/4/23	9,000	9,445
	Goldman Sachs Group Inc.	2.300%	12/13/19	58,075	58,220
	Goldman Sachs Group Inc.	2.750%	9/15/20	15,522	15,685
	Goldman Sachs Group Inc.	2.600%	12/27/20	23,970	24,079

	Goldman Sachs Group Inc.	2.875%	2/25/21	15,632	15,834
	Goldman Sachs Group Inc.	2.625%	4/25/21	21,894	21,950
	Goldman Sachs Group Inc.	5.750%	1/24/22	52,535	58,703
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,960	37,258
4	Goldman Sachs Group Inc.	2.876%	10/31/22	41,745	41,791
4	Goldman Sachs Group Inc.	2.908%	6/5/23	34,180	34,124
4	Goldman Sachs Group Inc.	2.905%	7/24/23	29,410	29,254
	Goldman Sachs Group Inc.	4.000%	3/3/24	32,121	33,871
	Goldman Sachs Group Inc.	3.850%	7/8/24	25,937	27,021
13	Goldman Sachs Group Inc.	1.250%	5/1/25	3,742	4,382
	Goldman Sachs Group Inc.	3.750%	5/22/25	95,297	98,205
4	Goldman Sachs Group Inc.	3.272%	9/29/25	67,815	67,590
4	Goldman Sachs Group Inc.	3.691%	6/5/28	31,070	31,253
4	Goldman Sachs Group Inc.	4.017%	10/31/38	12,400	12,490
	HSBC Bank USA NA	4.875%	8/24/20	24,478	26,212
	HSBC Holdings plc	3.400%	3/8/21	14,110	14,563
	HSBC Holdings plc	2.950%	5/25/21	22,430	22,813
	HSBC Holdings plc	2.650%	1/5/22	13,920	13,938
	HSBC Holdings plc	4.000%	3/30/22	25,000	26,399
4	HSBC Holdings plc	3.262%	3/13/23	77,780	79,212
	HSBC Holdings plc	3.600%	5/25/23	50,120	52,155
	HSBC Holdings plc	4.250%	3/14/24	17,500	18,306
	HSBC Holdings plc	4.300%	3/8/26	4,200	4,505
	HSBC Holdings plc	3.900%	5/25/26	9,665	10,103
	HSBC Holdings plc	4.375%	11/23/26	9,010	9,455
4	HSBC Holdings plc	4.041%	3/13/28	100,399	105,124
4	HSBC Holdings plc	6.000%	11/22/65	13,930	14,752
	Huntington National Bank	2.400%	4/1/20	7,000	7,026
	Huntington National Bank	2.500%	8/7/22	28,610	28,399
	ICICI Bank Ltd.	4.000%	3/18/26	3,500	3,593
	ING Groep NV	3.950%	3/29/27	10,000	10,466
9	Intesa Sanpaolo SPA	3.125%	7/14/22	8,750	8,768
9	Intesa Sanpaolo SPA	3.875%	7/14/27	24,175	24,266
	JPMorgan Chase & Co.	2.550%	10/29/20	61,384	61,885
	JPMorgan Chase & Co.	2.550%	3/1/21	17,560	17,677
	JPMorgan Chase & Co.	2.295%	8/15/21	15,250	15,184
	JPMorgan Chase & Co.	4.500%	1/24/22	18,655	20,091
	JPMorgan Chase & Co.	3.250%	9/23/22	23,500	24,180
	JPMorgan Chase & Co.	2.972%	1/15/23	54,172	54,869
4	JPMorgan Chase & Co.	2.776%	4/25/23	31,685	31,752
	JPMorgan Chase & Co.	2.700%	5/18/23	26,538	26,476
	JPMorgan Chase & Co.	3.875%	2/1/24	22,900	24,210
	JPMorgan Chase & Co.	3.625%	5/13/24	6,336	6,593
	JPMorgan Chase & Co.	3.125%	1/23/25	17,320	17,372
4	JPMorgan Chase & Co.	3.220%	3/1/25	19,675	19,851
	JPMorgan Chase & Co.	3.300%	4/1/26	8,665	8,704
	JPMorgan Chase & Co.	3.200%	6/15/26	8,186	8,181
4	JPMorgan Chase & Co.	3.782%	2/1/28	49,000	50,286
4	JPMorgan Chase & Co.	3.540%	5/1/28	27,820	27,982
4	JPMorgan Chase & Co.	3.882%	7/24/38	15,640	15,693
	KeyBank NA	3.300%	6/1/25	20,000	20,353
	Lloyds Bank plc	2.700%	8/17/20	13,573	13,763
	Lloyds Bank plc	6.375%	1/21/21	9,172	10,223
	Lloyds Banking Group plc	3.000%	1/11/22	6,030	6,102
4	Lloyds Banking Group plc	2.907%	11/7/23	35,695	35,679
9	Macquarie Bank Ltd.	2.400%	1/21/20	7,765	7,772
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	5,758	5,782
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	8,490	8,506

	Manufacturers & Traders Trust Co.	3.400%	8/17/27	13,885	13,933
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	103,235	104,820
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	32,705	32,159
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	8,925	9,044
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	45,975	45,849
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,975	8,769
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	28,570	29,525
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	55,440	55,025
9	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	20,000	20,117
9	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	29,055	29,254
	Mizuho Financial Group Inc.	2.953%	2/28/22	6,990	7,057
	Morgan Stanley	7.300%	5/13/19	5,000	5,388
	Morgan Stanley	5.625%	9/23/19	20,500	21,796
	Morgan Stanley	5.500%	1/26/20	16,035	17,164
	Morgan Stanley	5.500%	7/24/20	12,000	13,020
	Morgan Stanley	5.750%	1/25/21	24,000	26,487
	Morgan Stanley	2.500%	4/21/21	3,224	3,227
	Morgan Stanley	5.500%	7/28/21	26,800	29,555
	Morgan Stanley	2.625%	11/17/21	56,720	56,739
	Morgan Stanley	2.750%	5/19/22	44,275	44,263
	Morgan Stanley	3.875%	4/29/24	21,900	22,921
10	Morgan Stanley	2.532%	5/8/24	14,865	15,073
	Morgan Stanley	3.700%	10/23/24	15,525	16,098
	Morgan Stanley	4.000%	7/23/25	30,681	32,268
	Morgan Stanley	3.875%	1/27/26	48,504	50,615
	Morgan Stanley	3.625%	1/20/27	50,495	51,276
4	Morgan Stanley	3.591%	7/22/28	24,410	24,496
4	Morgan Stanley	3.971%	7/22/38	9,500	9,544
	MUFG Americas Holdings Corp.	2.250%	2/10/20	3,400	3,405
	MUFG Americas Holdings Corp.	3.500%	6/18/22	21,891	22,450
	MUFG Americas Holdings Corp.	3.000%	2/10/25	12,000	11,778
	National Australia Bank Ltd.	2.500%	5/22/22	18,950	18,847
	National Australia Bank Ltd.	3.000%	1/20/23	14,320	14,474
4,9	Nationwide Building Society	4.125%	10/18/32	9,045	9,047
9	Nordea Bank AB	2.500%	9/17/20	4,715	4,748
	Northern Trust Co.	6.500%	8/15/18	4,000	4,146
	Northern Trust Corp.	3.450%	11/4/20	500	518
	Northern Trust Corp.	3.375%	8/23/21	13,036	13,541
	PNC Bank NA	6.875%	4/1/18	12,085	12,345
	PNC Bank NA	2.600%	7/21/20	15,120	15,279
	PNC Bank NA	2.450%	11/5/20	2,218	2,235
	PNC Bank NA	2.150%	4/29/21	268	266
	PNC Bank NA	2.550%	12/9/21	9,040	9,086
	PNC Bank NA	2.625%	2/17/22	10,370	10,444
	PNC Bank NA	2.700%	11/1/22	41,080	41,260
	PNC Bank NA	3.800%	7/25/23	15,750	16,554
	PNC Bank NA	3.300%	10/30/24	19,634	20,213
	PNC Bank NA	2.950%	2/23/25	16,680	16,660
	PNC Bank NA	3.250%	6/1/25	61,302	62,334
	PNC Bank NA	3.100%	10/25/27	22,930	22,759
	PNC Financial Services Group Inc.	2.854%	11/9/22	12,493	12,662
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,525	6,835
	PNC Funding Corp.	6.700%	6/10/19	12,000	12,864
	PNC Funding Corp.	5.125%	2/8/20	21,243	22,678
	PNC Funding Corp.	4.375%	8/11/20	23,000	24,359
	Regions Bank	7.500%	5/15/18	1,732	1,783
	Regions Financial Corp.	2.750%	8/14/22	19,750	19,771
	Royal Bank of Canada	1.500%	7/29/19	15,910	15,798

	Royal Bank of Canada	2.350%	10/30/20	11,539	11,606
	Royal Bank of Canada	4.650%	1/27/26	6,445	6,934
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	18,435	18,599
	Royal Bank of Scotland Group plc	3.875%	9/12/23	1,000	1,023
9	Santander Holdings USA Inc.	3.700%	3/28/22	24,870	25,411
9	Santander Holdings USA Inc.	4.400%	7/13/27	9,720	10,008
	Santander UK plc	2.500%	3/14/19	8,926	8,990
	Santander UK plc	2.350%	9/10/19	23,472	23,610
	Santander UK plc	4.000%	3/13/24	6,560	6,930
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	2,825	2,855
4	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	6,710	7,010
	State Street Corp.	3.100%	5/15/23	15,025	15,289
	State Street Corp.	3.700%	11/20/23	32,620	34,718
	State Street Corp.	3.300%	12/16/24	27,435	28,463
	State Street Corp.	3.550%	8/18/25	36,058	37,611
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,000	3,058
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	8,160	8,619
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	5,000	5,130
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,550	13,766
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	13,233	13,015
12	Sumitomo Mitsui Financial Group Inc.	2.980%	3/29/22	11,799	9,082
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	50,685	50,722
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	30,000	30,016
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	43,905	41,709
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,000	9,771
	SunTrust Bank	2.450%	8/1/22	24,950	24,810
	SunTrust Bank	3.300%	5/15/26	10,000	9,899
	SunTrust Banks Inc.	2.900%	3/3/21	6,318	6,413
	Svenska Handelsbanken AB	2.450%	3/30/21	22,515	22,620
	Svenska Handelsbanken AB	1.875%	9/7/21	1,895	1,854
9	Swedbank AB	2.800%	3/14/22	16,390	16,567
	Synchrony Bank	3.000%	6/15/22	27,245	27,202
	Synchrony Financial	4.250%	8/15/24	12,750	13,223
	Synchrony Financial	4.500%	7/23/25	31,350	32,875
	Toronto-Dominion Bank	1.450%	8/13/19	3,900	3,868
	Toronto-Dominion Bank	2.500%	12/14/20	40,480	40,845
	Toronto-Dominion Bank	2.125%	4/7/21	29,110	28,994
9	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	11,140	11,299
9	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	30,671	30,504
9	UBS Group Funding Switzerland AG	3.491%	5/23/23	18,355	18,826
4,9	UBS Group Funding Switzerland AG	2.859%	8/15/23	77,900	77,703
4	United Overseas Bank Ltd.	3.750%	9/19/24	5,000	5,097
4	United Overseas Bank Ltd.	2.880%	3/8/27	3,000	2,975
	US Bancorp	2.350%	1/29/21	8,500	8,559
	US Bancorp	4.125%	5/24/21	19,555	20,770
	US Bancorp	3.000%	3/15/22	23,724	24,334
	US Bancorp	2.950%	7/15/22	35,200	36,030
	US Bancorp	3.700%	1/30/24	18,500	19,493
	US Bancorp	3.600%	9/11/24	14,800	15,433
	US Bancorp	3.100%	4/27/26	18,611	18,532
	US Bank NA	2.800%	1/27/25	14,400	14,327
8,14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.500%	1/15/13	6,147	1
8,14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.650%	8/15/14	7,500	1
8,14	Washington Mutual Bank / Debt not
	acquired by JPMorgan	5.125%	1/15/15	9,000	1
	Wells Fargo & Co.	2.600%	7/22/20	14,235	14,423

	Wells Fargo & Co.	4.600%	4/1/21	7,673	8,224
	Wells Fargo & Co.	2.100%	7/26/21	32,370	31,938
12	Wells Fargo & Co.	3.000%	7/27/21	18,950	14,504
	Wells Fargo & Co.	2.625%	7/22/22	55,335	55,088
	Wells Fargo & Co.	3.450%	2/13/23	36,700	37,706
	Wells Fargo & Co.	4.125%	8/15/23	13,100	13,830
	Wells Fargo & Co.	3.300%	9/9/24	57,524	58,343
	Wells Fargo & Co.	3.000%	2/19/25	50,700	50,378
	Wells Fargo & Co.	3.550%	9/29/25	17,459	17,873
	Wells Fargo & Co.	3.000%	4/22/26	1,676	1,637
4	Wells Fargo & Co.	3.584%	5/22/28	37,115	37,402
	Wells Fargo Bank NA	2.150%	12/6/19	31,575	31,643
	Westpac Banking Corp.	4.875%	11/19/19	10,795	11,398
	Westpac Banking Corp.	2.600%	11/23/20	15,885	16,054
	Westpac Banking Corp.	2.100%	5/13/21	25,290	25,088
	Westpac Banking Corp.	2.000%	8/19/21	23,105	22,832
	Westpac Banking Corp.	2.500%	6/28/22	9,120	9,105
12	Westpac Banking Corp.	3.770%	3/14/24	47,100	36,553
	Westpac Banking Corp.	3.350%	3/8/27	48,060	48,725
4	Westpac Banking Corp.	4.322%	11/23/31	47,504	49,084

	Brokerage (1.1%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	10,340	10,841
	Ameriprise Financial Inc.	7.300%	6/28/19	3,200	3,463
	Ameriprise Financial Inc.	4.000%	10/15/23	10,819	11,528
	Ameriprise Financial Inc.	3.700%	10/15/24	15,000	15,647
9	Apollo Management Holdings LP	4.000%	5/30/24	14,608	14,889
9	Apollo Management Holdings LP	4.400%	5/27/26	8,305	8,671
	BlackRock Inc.	4.250%	5/24/21	4,250	4,535
	BlackRock Inc.	3.375%	6/1/22	12,000	12,506
	BlackRock Inc.	3.200%	3/15/27	25,455	25,686
	Charles Schwab Corp.	4.450%	7/22/20	6,500	6,911
	Charles Schwab Corp.	3.225%	9/1/22	11,150	11,400
	Charles Schwab Corp.	3.200%	3/2/27	5,950	5,989
	CME Group Inc.	3.000%	3/15/25	5,000	5,091
	Franklin Resources Inc.	4.625%	5/20/20	7,550	7,981
	Franklin Resources Inc.	2.800%	9/15/22	11,000	11,091
	Intercontinental Exchange Inc.	4.000%	10/15/23	34,330	36,953
	Invesco Finance plc	3.125%	11/30/22	30,485	30,970
	Invesco Finance plc	4.000%	1/30/24	21,300	22,516
	Invesco Finance plc	3.750%	1/15/26	6,673	6,927
	Jefferies Group LLC	4.850%	1/15/27	12,440	13,190
	Legg Mason Inc.	3.950%	7/15/24	5,000	5,134
8,14	Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2
	Stifel Financial Corp.	3.500%	12/1/20	9,435	9,620
	Stifel Financial Corp.	4.250%	7/18/24	11,830	12,102
	TD Ameritrade Holding Corp.	2.950%	4/1/22	16,715	16,979
	TD Ameritrade Holding Corp.	3.625%	4/1/25	11,400	11,836

	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap
	Global Aviation Trust	3.750%	5/15/19	4,645	4,743
	Air Lease Corp.	3.375%	1/15/19	6,175	6,272
	Air Lease Corp.	4.250%	9/15/24	22,100	23,467
	Air Lease Corp.	3.625%	4/1/27	8,000	8,043
	GE Capital International Funding Co.	2.342%	11/15/20	15,553	15,632
	GE Capital International Funding Co.	3.373%	11/15/25	16,581	16,987
	HSBC Finance Corp.	6.676%	1/15/21	18,433	20,735

	International Lease Finance Corp.	4.625%	4/15/21	2,845	3,023

	Insurance (5.0%)
	Aetna Inc.	2.750%	11/15/22	19,260	19,218
	Aetna Inc.	2.800%	6/15/23	35,010	34,746
	Aetna Inc.	3.500%	11/15/24	10,000	10,208
	Aflac Inc.	4.000%	2/15/22	2,000	2,119
	Aflac Inc.	3.625%	6/15/23	6,000	6,295
	Aflac Inc.	3.625%	11/15/24	5,000	5,246
9	AIA Group Ltd.	3.200%	3/11/25	40,589	40,410
9	AIG Global Funding	2.700%	12/15/21	3,910	3,923
	Alleghany Corp.	4.950%	6/27/22	2,586	2,820
4,13	Allianz SE	2.241%	7/7/45	3,100	3,779
4,13	Allianz SE	3.375%	9/29/49	10,100	12,971
4	Allstate Corp.	5.750%	8/15/53	5,000	5,500
	Alterra Finance LLC	6.250%	9/30/20	8,000	8,776
	American Financial Group Inc.	9.875%	6/15/19	10,000	11,178
	American Financial Group Inc.	3.500%	8/15/26	11,725	11,744
	American International Group Inc.	3.750%	7/10/25	14,650	15,141
	Anthem Inc.	4.350%	8/15/20	2,000	2,109
	Anthem Inc.	3.700%	8/15/21	3,090	3,212
	Aon plc	3.500%	6/14/24	14,237	14,680
	Aon plc	4.750%	5/15/45	7,820	8,687
	Arch Capital Finance LLC	4.011%	12/15/26	11,735	12,165
	AXIS Specialty Finance LLC	5.875%	6/1/20	4,600	4,989
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,000	2,132
	Berkshire Hathaway Inc.	2.750%	3/15/23	99,963	101,278
	Berkshire Hathaway Inc.	3.125%	3/15/26	48,768	49,224
9	Brighthouse Financial Inc.	3.700%	6/22/27	27,095	26,535
	Chubb INA Holdings Inc.	2.875%	11/3/22	10,205	10,371
	Chubb INA Holdings Inc.	2.700%	3/13/23	20,325	20,368
	Chubb INA Holdings Inc.	3.350%	5/15/24	39,741	41,020
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,312	18,604
	CNA Financial Corp.	5.875%	8/15/20	5,000	5,433
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,949
	Coventry Health Care Inc.	5.450%	6/15/21	8,500	9,305
4,13	Delta Lloyd NV	4.375%	6/29/49	3,550	4,556
4,13	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	13,500	16,381
	Enstar Group Ltd.	4.500%	3/10/22	13,520	13,976
	First American Financial Corp.	4.600%	11/15/24	12,000	12,297
9	Five Corners Funding Trust	4.419%	11/15/23	36,084	38,857
	Hartford Financial Services Group Inc.	5.125%	4/15/22	2,880	3,174
	Humana Inc.	3.950%	3/15/27	7,300	7,568
	Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	11,175
9	Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,541
	Loews Corp.	2.625%	5/15/23	8,000	7,995
	Manulife Financial Corp.	4.900%	9/17/20	24,150	25,770
	Manulife Financial Corp.	4.150%	3/4/26	17,855	19,037
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,275	5,286
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,850	5,218
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	5,425	5,469
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,345	8,570
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	10,087	10,595
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	42,110	43,183
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	34,351	35,367
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,580	6,889
9	MassMutual Global Funding II	2.500%	10/17/22	10,500	10,468
9	MassMutual Global Funding II	2.750%	6/22/24	45,930	45,495

4	MetLife Inc.	5.250%	12/29/49	2,635	2,756
9	Metropolitan Life Global Funding I	3.000%	1/10/23	22,728	23,059
9	Metropolitan Life Global Funding I	3.450%	12/18/26	23,455	24,107
9	Metropolitan Life Global Funding I	3.000%	9/19/27	35,965	35,487
9	New York Life Global Funding	1.950%	2/11/20	1,595	1,588
9	New York Life Global Funding	2.900%	1/17/24	4,800	4,835
	PartnerRe Finance B LLC	5.500%	6/1/20	16,550	17,762
15	PGH Capital plc	5.750%	7/7/21	2,660	3,970
9	Pricoa Global Funding I	2.200%	6/3/21	1,950	1,944
9	Pricoa Global Funding I	2.450%	9/21/22	7,880	7,827
4	Principal Financial Group Inc.	4.700%	5/15/55	1,500	1,541
9	Principal Life Global Funding II	2.200%	4/8/20	10,650	10,660
	Progressive Corp.	2.450%	1/15/27	12,700	12,055
	Prudential Financial Inc.	4.500%	11/16/21	4,025	4,330
4	Prudential Financial Inc.	5.875%	9/15/42	6,000	6,620
4	Prudential Financial Inc.	5.625%	6/15/43	7,875	8,584
4	Prudential Financial Inc.	5.200%	3/15/44	2,500	2,666
4	Prudential Financial Inc.	5.375%	5/15/45	7,150	7,699
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,385
	Reinsurance Group of America Inc.	3.950%	9/15/26	26,655	27,179
9	Reliance Standard Life Global Funding II	2.500%	1/15/20	19,115	19,181
9	Reliance Standard Life Global Funding II	2.375%	5/4/20	6,710	6,732
9	Reliance Standard Life Global Funding II	3.050%	1/20/21	3,320	3,360
9	Sammons Financial Group Inc.	4.450%	5/12/27	34,455	35,459
	Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	11,844
9	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,640	7,693
9	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	34,863	36,854
	Trinity Acquisition plc	4.625%	8/15/23	3,000	3,206
	Trinity Acquisition plc	4.400%	3/15/26	4,815	5,060
	UnitedHealth Group Inc.	2.700%	7/15/20	3,870	3,931
	UnitedHealth Group Inc.	3.875%	10/15/20	14,000	14,643
	UnitedHealth Group Inc.	4.700%	2/15/21	13,000	13,953
	UnitedHealth Group Inc.	2.875%	12/15/21	10,000	10,206
	UnitedHealth Group Inc.	2.875%	3/15/22	16,816	17,127
	UnitedHealth Group Inc.	3.350%	7/15/22	17,660	18,332
	UnitedHealth Group Inc.	2.750%	2/15/23	12,000	12,114
	UnitedHealth Group Inc.	2.875%	3/15/23	9,000	9,166
	UnitedHealth Group Inc.	3.750%	7/15/25	51,692	54,669
	UnitedHealth Group Inc.	3.450%	1/15/27	22,000	22,631
	UnitedHealth Group Inc.	3.375%	4/15/27	6,580	6,739
	UnitedHealth Group Inc.	2.950%	10/15/27	45,000	44,511
	Willis North America Inc.	3.600%	5/15/24	12,450	12,758
	WR Berkley Corp.	4.625%	3/15/22	2,977	3,196
	XLIT Ltd.	6.375%	11/15/24	4,745	5,551
4,13	XLIT Ltd.	3.250%	6/29/47	15,255	17,860

	Other Finance (0.1%)
	ORIX Corp.	3.700%	7/18/27	25,345	25,493

	Real Estate Investment Trusts (3.3%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	13,114	13,420
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	6,465	6,867
	AvalonBay Communities Inc.	2.850%	3/15/23	12,400	12,487
	AvalonBay Communities Inc.	2.950%	5/11/26	20,000	19,717
	AvalonBay Communities Inc.	3.350%	5/15/27	18,500	18,723
	Boston Properties LP	3.800%	2/1/24	3,375	3,517
	Boston Properties LP	3.650%	2/1/26	10,000	10,158
	Brandywine Operating Partnership LP	3.950%	2/15/23	6,910	7,028

	Brandywine Operating Partnership LP	4.100%	10/1/24	20,570	20,743
	Brandywine Operating Partnership LP	4.550%	10/1/29	17,567	17,960
	Brixmor Operating Partnership LP	3.650%	6/15/24	12,170	12,120
	Brixmor Operating Partnership LP	3.850%	2/1/25	9,855	9,876
	Brixmor Operating Partnership LP	4.125%	6/15/26	23,535	23,732
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,340	9,266
	Camden Property Trust	4.625%	6/15/21	630	671
	Camden Property Trust	4.875%	6/15/23	960	1,055
	Camden Property Trust	4.250%	1/15/24	3,860	4,066
	Camden Property Trust	3.500%	9/15/24	1,105	1,112
	Columbia Property Trust Operating
	Partnership LP	4.150%	4/1/25	7,985	8,142
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	9,787	9,600
	CubeSmart LP	4.375%	12/15/23	4,510	4,761
	DDR Corp.	3.375%	5/15/23	7,000	6,935
	DDR Corp.	3.900%	8/15/24	14,580	14,685
	DDR Corp.	3.625%	2/1/25	7,195	7,013
	DDR Corp.	4.250%	2/1/26	12,900	13,024
	DDR Corp.	4.700%	6/1/27	4,865	5,052
	Digital Realty Trust LP	3.400%	10/1/20	2,247	2,313
	Digital Realty Trust LP	5.250%	3/15/21	12,225	13,260
	Digital Realty Trust LP	3.950%	7/1/22	9,362	9,849
	Digital Realty Trust LP	4.750%	10/1/25	5,645	6,179
	Digital Realty Trust LP	3.700%	8/15/27	28,700	29,081
	Duke Realty LP	3.625%	4/15/23	9,000	9,266
	Duke Realty LP	3.250%	6/30/26	2,491	2,462
	ERP Operating LP	3.375%	6/1/25	21,000	21,459
	Essex Portfolio LP	3.500%	4/1/25	3,400	3,428
	Federal Realty Investment Trust	2.550%	1/15/21	5,417	5,435
	Federal Realty Investment Trust	3.000%	8/1/22	22,448	22,771
	Federal Realty Investment Trust	2.750%	6/1/23	3,000	2,976
	Federal Realty Investment Trust	3.950%	1/15/24	8,269	8,637
	Federal Realty Investment Trust	3.250%	7/15/27	3,665	3,630
9	Goodman Australia Industrial Fund	3.400%	9/30/26	12,090	11,835
9	Goodman US Finance Three LLC	3.700%	3/15/28	14,555	14,496
9	Goodman US Finance Three LLC	4.500%	10/15/37	15,215	15,518
12	GPT Wholesale Office Fund No. 1	4.000%	5/18/22	960	752
	HCP Inc.	2.625%	2/1/20	7,000	7,060
	HCP Inc.	4.000%	12/1/22	7,000	7,345
	HCP Inc.	4.250%	11/15/23	5,400	5,713
	HCP Inc.	4.200%	3/1/24	8,055	8,443
	HCP Inc.	3.400%	2/1/25	7,185	7,172
	HCP Inc.	4.000%	6/1/25	8,710	9,005
	Healthcare Realty Trust Inc.	3.750%	4/15/23	13,000	13,203
	Healthcare Realty Trust Inc.	3.875%	5/1/25	7,000	7,022
	Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,705	4,827
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	14,912	15,277
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	4,700	4,634
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	19,455	19,443
	Highwoods Realty LP	3.200%	6/15/21	6,000	6,072
	Highwoods Realty LP	3.875%	3/1/27	19,500	19,632
	Kilroy Realty LP	4.375%	10/1/25	5,160	5,408
	Kilroy Realty LP	4.250%	8/15/29	4,663	4,781
	Liberty Property LP	4.400%	2/15/24	9,900	10,587
	Liberty Property LP	3.750%	4/1/25	1,340	1,374
	Mid-America Apartments LP	4.300%	10/15/23	2,135	2,264
	Mid-America Apartments LP	4.000%	11/15/25	7,620	7,920

	National Retail Properties Inc.	4.000%	11/15/25	2,100	2,154
	National Retail Properties Inc.	3.600%	12/15/26	7,000	6,934
	Omega Healthcare Investors Inc.	4.950%	4/1/24	9,000	9,450
	Omega Healthcare Investors Inc.	4.750%	1/15/28	22,240	22,240
	Realty Income Corp.	4.650%	8/1/23	6,000	6,513
	Realty Income Corp.	4.125%	10/15/26	10,500	10,925
9	Scentre Group Trust 1 / Scentre Group
	Trust 2	3.750%	3/23/27	13,610	13,831
	Simon Property Group LP	2.500%	9/1/20	1,760	1,777
	Simon Property Group LP	4.375%	3/1/21	28,394	30,227
	Simon Property Group LP	4.125%	12/1/21	20,822	22,086
	Simon Property Group LP	3.375%	3/15/22	4,328	4,472
	Simon Property Group LP	2.750%	2/1/23	5,500	5,517
	Simon Property Group LP	3.750%	2/1/24	28,466	29,838
	Simon Property Group LP	3.375%	10/1/24	4,000	4,108
	Simon Property Group LP	3.500%	9/1/25	12,997	13,313
	Simon Property Group LP	3.300%	1/15/26	7,000	7,039
	Simon Property Group LP	3.250%	11/30/26	24,545	24,530
	Tanger Properties LP	3.125%	9/1/26	36,940	34,975
	UDR Inc.	2.950%	9/1/26	4,124	3,961
	Ventas Realty LP	3.125%	6/15/23	10,006	10,037
	Ventas Realty LP	3.500%	2/1/25	3,180	3,198
	Ventas Realty LP	3.850%	4/1/27	7,925	8,058
	VEREIT Operating Partnership LP	3.950%	8/15/27	48,600	48,442
	Welltower Inc.	3.750%	3/15/23	13,439	13,967
	Welltower Inc.	4.000%	6/1/25	2,230	2,315
					8,992,540
Industrial (33.2%)
	Basic Industry (0.8%)
	Agrium Inc.	3.500%	6/1/23	15,000	15,409
	Agrium Inc.	3.375%	3/15/25	8,000	8,066
9	Air Liquide Finance SA	1.750%	9/27/21	27,700	27,001
9	Air Liquide Finance SA	2.250%	9/27/23	14,830	14,420
9	Air Liquide Finance SA	2.500%	9/27/26	7,965	7,555
	Air Products & Chemicals Inc.	2.750%	2/3/23	3,015	3,063
	Air Products & Chemicals Inc.	3.350%	7/31/24	7,000	7,225
	Airgas Inc.	2.375%	2/15/20	3,725	3,743
	Airgas Inc.	3.050%	8/1/20	4,690	4,799
	Airgas Inc.	3.650%	7/15/24	3,500	3,634
9	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	5,200	5,208
9	CF Industries Inc.	4.500%	12/1/26	9,770	10,262
12	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	2,500	1,966
	Monsanto Co.	2.750%	7/15/21	15,885	16,036
	Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,764	5,001
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	1,270	1,292
	Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	423	413
	Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	12,901	13,249
	Praxair Inc.	4.050%	3/15/21	1,905	2,021
	Praxair Inc.	3.000%	9/1/21	8,828	9,044
	Praxair Inc.	2.450%	2/15/22	28,405	28,638
	Praxair Inc.	2.700%	2/21/23	7,550	7,639
	Praxair Inc.	2.650%	2/5/25	2,865	2,831
	Vale Overseas Ltd.	5.875%	6/10/21	4,685	5,136
9	WestRock Co.	3.000%	9/15/24	10,000	9,934
	WestRock RKT Co.	4.900%	3/1/22	1,250	1,354
	WestRock RKT Co.	4.000%	3/1/23	13,660	14,344

	Capital Goods (3.0%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,743
	Caterpillar Financial Services Corp.	2.100%	1/10/20	16,500	16,564
	Caterpillar Financial Services Corp.	2.750%	8/20/21	11,885	12,058
	Caterpillar Financial Services Corp.	2.850%	6/1/22	26,600	27,085
	Caterpillar Financial Services Corp.	2.400%	6/6/22	45,905	45,892
	Caterpillar Financial Services Corp.	2.625%	3/1/23	14,845	14,873
	Caterpillar Financial Services Corp.	3.750%	11/24/23	27,995	29,650
	Caterpillar Financial Services Corp.	3.300%	6/9/24	9,705	10,027
	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,655	8,877
	Caterpillar Inc.	2.600%	6/26/22	25,285	25,532
9	CRH America Inc.	3.875%	5/18/25	14,206	14,817
	Eagle Materials Inc.	4.500%	8/1/26	29,555	30,848
	Embraer SA	5.150%	6/15/22	5,000	5,385
	General Dynamics Corp.	3.875%	7/15/21	4,377	4,629
	General Dynamics Corp.	1.875%	8/15/23	10,000	9,646
	General Dynamics Corp.	2.125%	8/15/26	5,000	4,690
	General Dynamics Corp.	2.625%	11/15/27	45,875	44,401
13	General Electric Co.	2.125%	5/17/37	21,723	25,306
4	General Electric Co.	5.000%	12/29/49	2,000	2,085
	Illinois Tool Works Inc.	3.500%	3/1/24	13,712	14,424
	Illinois Tool Works Inc.	2.650%	11/15/26	44,265	43,292
	John Deere Capital Corp.	3.900%	7/12/21	10,000	10,572
	John Deere Capital Corp.	2.750%	3/15/22	43,350	43,927
	John Deere Capital Corp.	2.800%	1/27/23	28,894	29,236
	John Deere Capital Corp.	2.800%	3/6/23	38,075	38,630
	John Deere Capital Corp.	2.800%	9/8/27	12,990	12,783
	L3 Technologies Inc.	3.950%	5/28/24	684	714
9	LafargeHolcim Finance US LLC	3.500%	9/22/26	10,000	9,912
13	Leonardo SPA	5.250%	1/21/22	1,140	1,586
	Parker-Hannifin Corp.	3.300%	11/21/24	16,899	17,332
9	Parker-Hannifin Corp.	3.250%	3/1/27	41,929	42,368
	Precision Castparts Corp.	2.500%	1/15/23	58,482	58,434
	Precision Castparts Corp.	3.250%	6/15/25	32,595	33,288
	Roper Technologies Inc.	3.850%	12/15/25	5,380	5,599
	Roper Technologies Inc.	3.800%	12/15/26	9,260	9,592
9	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	43,225	44,164
9	Siemens Financieringsmaatschappij NV	2.350%	10/15/26	18,260	17,213
	Spirit AeroSystems Inc.	3.850%	6/15/26	17,840	18,099
	Textron Inc.	3.875%	3/1/25	4,775	4,969
	Textron Inc.	3.650%	3/15/27	32,021	32,280
	United Rentals North America Inc.	4.625%	7/15/23	20,825	21,788
	United Rentals North America Inc.	5.875%	9/15/26	3,115	3,395
	United Rentals North America Inc.	5.500%	5/15/27	4,830	5,174
	United Technologies Corp.	3.125%	5/4/27	15,000	15,026

	Communication (4.0%)
	Activision Blizzard Inc.	2.300%	9/15/21	4,300	4,275
	Activision Blizzard Inc.	2.600%	6/15/22	5,000	4,985
	Activision Blizzard Inc.	3.400%	9/15/26	17,270	17,522
	AMC Networks Inc.	5.000%	4/1/24	9,700	9,870
	AMC Networks Inc.	4.750%	8/1/25	11,665	11,650
	America Movil SAB de CV	5.000%	10/16/19	12,000	12,679
	America Movil SAB de CV	5.000%	3/30/20	15,000	15,935
	America Movil SAB de CV	3.125%	7/16/22	39,350	40,142
	AT&T Inc.	4.600%	2/15/21	9,375	10,018
	AT&T Inc.	5.000%	3/1/21	10,637	11,550
	AT&T Inc.	3.800%	3/15/22	6,800	7,144

	AT&T Inc.	4.450%	4/1/24	26,842	28,444
	AT&T Inc.	3.400%	8/14/24	10,500	10,501
	AT&T Inc.	4.125%	2/17/26	57,875	59,376
	AT&T Inc.	4.250%	3/1/27	10,434	10,711
	AT&T Inc.	3.900%	8/14/27	29,245	29,132
13	AT&T Inc.	2.350%	9/4/29	3,400	4,106
13	AT&T Inc.	3.150%	9/4/36	6,249	7,474
15	AT&T Inc.	3.550%	9/14/37	5,160	6,591
	AT&T Inc.	5.150%	2/14/50	2,865	2,813
	CBS Corp.	3.700%	8/15/24	20,898	21,572
	CBS Corp.	3.500%	1/15/25	14,600	14,825
	CC Holdings GS V LLC / Crown Castle GS
	III Corp.	3.849%	4/15/23	8,459	8,802
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	80,462	84,862
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	48,045	50,991
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	9,966	13,162
	Comcast Corp.	3.125%	7/15/22	20,126	20,847
	Comcast Corp.	3.000%	2/1/24	19,057	19,309
	Comcast Corp.	3.600%	3/1/24	9,000	9,427
	Comcast Corp.	3.375%	2/15/25	33,000	33,831
	Comcast Corp.	3.375%	8/15/25	67,163	68,910
	Comcast Corp.	3.150%	3/1/26	36,000	36,242
	Comcast Corp.	2.350%	1/15/27	29,400	27,584
	Comcast Corp.	3.150%	2/15/28	9,600	9,472
	Crown Castle International Corp.	2.250%	9/1/21	7,100	7,032
	Crown Castle International Corp.	4.450%	2/15/26	28,300	29,889
	Crown Castle International Corp.	3.700%	6/15/26	4,000	4,012
	Crown Castle International Corp.	4.000%	3/1/27	1,730	1,772
	Crown Castle International Corp.	3.650%	9/1/27	11,780	11,716
	Discovery Communications LLC	3.800%	3/13/24	17,885	18,324
	Discovery Communications LLC	4.900%	3/11/26	22,200	23,790
	Electronic Arts Inc.	4.800%	3/1/26	10,000	11,040
	NBCUniversal Media LLC	4.375%	4/1/21	12,110	12,969
	NBCUniversal Media LLC	2.875%	1/15/23	66,207	67,259
	Qwest Corp.	6.750%	12/1/21	12,628	13,980
	Qwest Corp.	7.250%	9/15/25	9,354	10,342
	Scripps Networks Interactive Inc.	3.900%	11/15/24	9,750	9,999
9	Telstra Corp. Ltd.	3.125%	4/7/25	11,000	11,062
	Thomson Reuters Corp.	4.300%	11/23/23	6,000	6,385
	Thomson Reuters Corp.	3.350%	5/15/26	12,000	11,947
	Time Warner Cable LLC	8.250%	4/1/19	4,500	4,875
	Time Warner Entertainment Co. LP	8.375%	3/15/23	9,000	11,147
	Verizon Communications Inc.	3.000%	11/1/21	7,000	7,136
	Verizon Communications Inc.	3.500%	11/1/21	5,971	6,202
	Verizon Communications Inc.	2.946%	3/15/22	51,348	52,025
	Verizon Communications Inc.	5.150%	9/15/23	43,675	48,876
	Verizon Communications Inc.	4.150%	3/15/24	3,188	3,382
	Verizon Communications Inc.	4.125%	3/16/27	54,863	57,146
	Viacom Inc.	3.250%	3/15/23	7,250	7,097
	Viacom Inc.	4.250%	9/1/23	6,900	7,106

	Consumer Cyclical (3.7%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	15,000	15,293

9	Alimentation Couche-Tard Inc.	3.550%	7/26/27	19,450	19,469
	American Honda Finance Corp.	1.650%	7/12/21	19,600	19,181
	American Honda Finance Corp.	2.900%	2/16/24	10,000	10,107
	Automatic Data Processing Inc.	3.375%	9/15/25	14,470	14,917
	Costco Wholesale Corp.	2.750%	5/18/24	16,620	16,698
	Costco Wholesale Corp.	3.000%	5/18/27	20,775	20,813
	Cummins Inc.	3.650%	10/1/23	7,500	7,872
	Ford Motor Co.	4.346%	12/8/26	3,900	4,051
	Ford Motor Co.	6.625%	10/1/28	4,891	5,936
12	Ford Motor Credit Co. LLC	3.588%	6/2/20	15,990	12,400
	Ford Motor Credit Co. LLC	3.219%	1/9/22	5,000	5,061
	Ford Motor Credit Co. LLC	3.664%	9/8/24	7,000	7,058
	Ford Motor Credit Co. LLC	4.134%	8/4/25	26,000	26,705
	Ford Motor Credit Co. LLC	4.389%	1/8/26	19,369	20,209
	General Motors Co.	4.875%	10/2/23	6,000	6,542
	General Motors Co.	4.200%	10/1/27	9,720	9,855
	General Motors Financial Co. Inc.	4.375%	9/25/21	20,000	21,234
	General Motors Financial Co. Inc.	3.450%	4/10/22	5,000	5,110
	General Motors Financial Co. Inc.	3.700%	5/9/23	10,000	10,253
	General Motors Financial Co. Inc.	4.250%	5/15/23	10,000	10,510
	General Motors Financial Co. Inc.	3.950%	4/13/24	14,000	14,415
	General Motors Financial Co. Inc.	4.300%	7/13/25	14,123	14,630
	General Motors Financial Co. Inc.	5.250%	3/1/26	10,941	11,968
	General Motors Financial Co. Inc.	4.350%	1/17/27	5,000	5,142
9	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	3,945	3,929
9	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	15,320	15,184
9	Harley-Davidson Funding Corp.	6.800%	6/15/18	12,380	12,763
	Harley-Davidson Inc.	3.500%	7/28/25	12,000	12,355
	Home Depot Inc.	2.625%	6/1/22	20,960	21,239
	Home Depot Inc.	2.700%	4/1/23	17,254	17,422
	Home Depot Inc.	3.750%	2/15/24	4,000	4,228
	Home Depot Inc.	3.350%	9/15/25	9,990	10,292
	Home Depot Inc.	3.000%	4/1/26	4,000	4,036
	Home Depot Inc.	2.125%	9/15/26	5,000	4,695
9	Hyundai Capital America	3.100%	4/5/22	9,455	9,426
15	Jaguar Land Rover Automotive plc	5.000%	2/15/22	8,251	12,016
13	Jaguar Land Rover Automotive plc	2.200%	1/15/24	4,530	5,365
	Lowe's Cos. Inc.	3.750%	4/15/21	21,595	22,727
	Lowe's Cos. Inc.	3.120%	4/15/22	21,949	22,653
	Lowe's Cos. Inc.	3.875%	9/15/23	9,750	10,413
	Lowe's Cos. Inc.	3.125%	9/15/24	3,505	3,585
	Lowe's Cos. Inc.	3.375%	9/15/25	21,130	21,760
	Lowe's Cos. Inc.	2.500%	4/15/26	56,380	54,013
	Lowe's Cos. Inc.	3.100%	5/3/27	23,790	23,717
	Macy's Retail Holdings Inc.	3.450%	1/15/21	6,000	6,016
	Macy's Retail Holdings Inc.	2.875%	2/15/23	7,500	6,857
	Mastercard Inc.	3.375%	4/1/24	16,000	16,692
9	Nissan Motor Acceptance Corp.	2.550%	3/8/21	13,785	13,848
9	Nissan Motor Acceptance Corp.	2.600%	9/28/22	5,310	5,287
	QVC Inc.	4.850%	4/1/24	5,000	5,274
	QVC Inc.	4.450%	2/15/25	1,000	1,020
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	1,600	1,655
	Starbucks Corp.	2.700%	6/15/22	9,745	9,898
	Starbucks Corp.	2.450%	6/15/26	10,665	10,256
	TJX Cos. Inc.	2.500%	5/15/23	13,400	13,395
	TJX Cos. Inc.	2.250%	9/15/26	25,140	23,442
	Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,556
	Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,484

	Toyota Motor Credit Corp.	2.750%	5/17/21	8,625	8,775
	Toyota Motor Credit Corp.	3.400%	9/15/21	24,460	25,472
	Toyota Motor Credit Corp.	3.300%	1/12/22	7,375	7,666
	Visa Inc.	2.800%	12/14/22	30,375	30,962
	Visa Inc.	3.150%	12/14/25	118,722	121,289
9	Volkswagen Group of America Finance
	LLC	1.600%	11/20/17	2,395	2,395
9	Volkswagen Group of America Finance
	LLC	1.650%	5/22/18	1,335	1,333
	Wal-Mart Stores Inc.	4.250%	4/15/21	13,619	14,596
	Wal-Mart Stores Inc.	2.350%	12/15/22	14,160	14,142
	Wal-Mart Stores Inc.	2.550%	4/11/23	77,171	77,697
	Wal-Mart Stores Inc.	2.650%	12/15/24	42,930	42,852
	Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	4,083
	Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	1,999

	Consumer Noncyclical (6.9%)
	Abbott Laboratories	2.900%	11/30/21	15,000	15,233
	Abbott Laboratories	2.550%	3/15/22	9,000	8,974
	Abbott Laboratories	3.250%	4/15/23	24,138	24,676
	Abbott Laboratories	2.950%	3/15/25	10,000	9,834
	Abbott Laboratories	3.875%	9/15/25	19,000	19,587
	AbbVie Inc.	3.600%	5/14/25	45,075	46,372
	Agilent Technologies Inc.	5.000%	7/15/20	2,000	2,141
	Agilent Technologies Inc.	3.200%	10/1/22	10,000	10,133
	Altria Group Inc.	9.250%	8/6/19	8,014	9,014
	Altria Group Inc.	2.850%	8/9/22	19,409	19,672
	AmerisourceBergen Corp.	4.875%	11/15/19	6,270	6,606
	AmerisourceBergen Corp.	3.400%	5/15/24	17,000	17,373
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	81
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,270
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	15,000	15,188
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	19,347	19,362
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	95,460	98,448
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,863	15,583
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	140,090	144,546
13	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	600	843
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,514	9,331
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	7,210	7,730
	Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	12,286	13,141
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	19,381	19,409
9	BAT Capital Corp.	3.557%	8/15/27	40,000	40,094
	Baxalta Inc.	3.600%	6/23/22	7,000	7,242
	Baxalta Inc.	4.000%	6/23/25	48,729	50,903
	Becton Dickinson & Co.	3.734%	12/15/24	7,800	8,041
	Becton Dickinson & Co.	3.700%	6/6/27	14,250	14,356
	Biogen Inc.	4.050%	9/15/25	26,800	28,474
	Boston Scientific Corp.	4.125%	10/1/23	2,000	2,121
	Bristol-Myers Squibb Co.	3.250%	2/27/27	33,913	34,618
	Cardinal Health Inc.	3.500%	11/15/24	7,000	7,129
9	Cargill Inc.	3.250%	11/15/21	10,515	10,821
9	Cargill Inc.	3.300%	3/1/22	10,000	10,246
	Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,114
	Celgene Corp.	2.250%	8/15/21	41,425	41,013
	Coca-Cola Co.	2.875%	10/27/25	12,000	12,187
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,595	1,600
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,250
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	12,500	13,123

	Conagra Brands Inc.	3.250%	9/15/22	11,950	12,184
	Constellation Brands Inc.	3.750%	5/1/21	4,250	4,432
	Constellation Brands Inc.	4.750%	11/15/24	11,015	12,057
	Covidien International Finance SA	4.200%	6/15/20	7,735	8,139
	Covidien International Finance SA	3.200%	6/15/22	13,500	13,870
	Diageo Capital plc	4.828%	7/15/20	5,689	6,106
	Dignity Health California GO	3.812%	11/1/24	1,000	1,038
	Express Scripts Holding Co.	3.000%	7/15/23	5,959	5,932
	Express Scripts Holding Co.	3.500%	6/15/24	9,000	9,107
	Express Scripts Holding Co.	4.500%	2/25/26	28,000	29,667
	Express Scripts Holding Co.	3.400%	3/1/27	5,000	4,910
13	Fresenius SE & Co. KGaA	3.000%	1/30/32	14,135	17,826
	Gilead Sciences Inc.	3.700%	4/1/24	139,860	147,053
	Gilead Sciences Inc.	3.500%	2/1/25	82,807	85,880
	Gilead Sciences Inc.	3.650%	3/1/26	13,800	14,345
9	Grupo Bimbo SAB de CV	3.875%	6/27/24	5,500	5,665
	Hormel Foods Corp.	4.125%	4/15/21	625	663
	JM Smucker Co.	2.500%	3/15/20	1,575	1,586
	Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,434
	Kimberly-Clark Corp.	3.050%	8/15/25	5,252	5,295
	Koninklijke Philips NV	3.750%	3/15/22	5,000	5,247
	Kraft Foods Group Inc.	6.125%	8/23/18	6,000	6,204
	Laboratory Corp. of America Holdings	3.250%	9/1/24	12,000	12,098
	Laboratory Corp. of America Holdings	3.600%	2/1/25	2,000	2,043
	McKesson Corp.	7.500%	2/15/19	6,100	6,503
	McKesson Corp.	2.850%	3/15/23	5,000	5,009
15	McKesson Corp.	3.125%	2/17/29	11,100	14,919
	Medtronic Inc.	3.150%	3/15/22	41,853	43,155
	Medtronic Inc.	3.625%	3/15/24	15,590	16,419
	Medtronic Inc.	3.500%	3/15/25	85,100	88,450
	Newell Brands Inc.	3.850%	4/1/23	21,000	22,029
	Newell Brands Inc.	4.200%	4/1/26	27,000	28,412
	Newell Brands Inc.	5.375%	4/1/36	6,750	7,824
	PepsiCo Inc.	2.750%	3/5/22	8,635	8,810
	PepsiCo Inc.	3.600%	3/1/24	7,240	7,634
	PepsiCo Inc.	2.750%	4/30/25	16,000	15,950
	PerkinElmer Inc.	5.000%	11/15/21	8,000	8,666
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	25,000	25,423
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	37,476	38,396
	Philip Morris International Inc.	2.900%	11/15/21	4,150	4,227
	Philip Morris International Inc.	4.500%	3/20/42	5,000	5,390
	Providence St. Joseph Health Obligated
	Group	2.746%	10/1/26	7,500	7,177
	Quest Diagnostics Inc.	4.750%	1/30/20	1,000	1,053
	Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,273
	Quest Diagnostics Inc.	4.250%	4/1/24	2,000	2,131
	Quest Diagnostics Inc.	3.450%	6/1/26	6,900	6,930
9	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	33,095	32,539
9	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	1,603	1,563
	Reynolds American Inc.	6.875%	5/1/20	8,304	9,219
	Reynolds American Inc.	4.850%	9/15/23	7,000	7,678
9	Roche Holdings Inc.	2.875%	9/29/21	21,521	21,994
9	Roche Holdings Inc.	3.350%	9/30/24	56,738	58,831
9	Roche Holdings Inc.	2.375%	1/28/27	15,000	14,258
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	18,090	17,905
	Stryker Corp.	4.375%	1/15/20	4,000	4,198
	Stryker Corp.	3.375%	5/15/24	5,000	5,153

13	Teva Pharmaceutical Finance Netherlands
	II BV	1.125%	10/15/24	7,600	8,081
	Teva Pharmaceutical Finance Netherlands
	III BV	2.800%	7/21/23	42,580	39,153
	Teva Pharmaceutical Finance Netherlands
	III BV	3.150%	10/1/26	67,820	60,018
	The Kroger Co.	2.950%	11/1/21	3,000	3,037
	The Kroger Co.	3.400%	4/15/22	3,000	3,083
	The Kroger Co.	3.500%	2/1/26	17,475	17,268
	The Kroger Co.	3.700%	8/1/27	11,965	11,870
	The Kroger Co.	4.450%	2/1/47	8,000	7,630
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,380
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	15,190	15,673
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	4,000	3,967
	Tyson Foods Inc.	4.500%	6/15/22	12,470	13,460
	Tyson Foods Inc.	3.950%	8/15/24	6,000	6,326
	Whole Foods Market Inc.	5.200%	12/3/25	4,000	4,581
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	31,000	31,523

	Energy (5.9%)
	Anadarko Petroleum Corp.	4.850%	3/15/21	6,290	6,695
	Anadarko Petroleum Corp.	3.450%	7/15/24	10,000	9,945
	Anadarko Petroleum Corp.	5.550%	3/15/26	15,500	17,419
9	Andeavor	5.125%	12/15/26	24,530	27,198
	Apache Corp.	3.250%	4/15/22	8,000	8,127
9	APT Pipelines Ltd.	4.250%	7/15/27	6,840	7,078
	Boardwalk Pipelines LP	4.450%	7/15/27	9,775	10,009
	BP Capital Markets plc	4.750%	3/10/19	8,350	8,674
	BP Capital Markets plc	4.500%	10/1/20	20,500	21,842
	BP Capital Markets plc	3.561%	11/1/21	21,780	22,724
	BP Capital Markets plc	3.062%	3/17/22	15,970	16,382
	BP Capital Markets plc	3.245%	5/6/22	44,000	45,530
	BP Capital Markets plc	2.520%	9/19/22	10,000	9,969
	BP Capital Markets plc	2.500%	11/6/22	16,852	16,800
	BP Capital Markets plc	2.750%	5/10/23	50,250	50,464
	BP Capital Markets plc	3.994%	9/26/23	22,000	23,533
	BP Capital Markets plc	3.216%	11/28/23	27,000	27,659
	BP Capital Markets plc	3.814%	2/10/24	36,910	38,966
	BP Capital Markets plc	3.224%	4/14/24	12,600	12,883
	BP Capital Markets plc	3.535%	11/4/24	27,845	28,909
	BP Capital Markets plc	3.506%	3/17/25	5,125	5,313
	BP Capital Markets plc	3.119%	5/4/26	17,150	17,290
	BP Capital Markets plc	3.279%	9/19/27	42,100	42,246
	Canadian Natural Resources Ltd.	3.850%	6/1/27	18,000	18,453
	Cenovus Energy Inc.	3.800%	9/15/23	3,240	3,297
9	Cenovus Energy Inc.	4.250%	4/15/27	30,500	30,614
	Chevron Corp.	2.193%	11/15/19	2,000	2,013
	Chevron Corp.	1.961%	3/3/20	9,220	9,231
	Chevron Corp.	2.411%	3/3/22	21,340	21,484
	Chevron Corp.	2.355%	12/5/22	52,115	52,011
	Chevron Corp.	3.191%	6/24/23	13,933	14,424
	Chevron Corp.	2.895%	3/3/24	25,000	25,373
	Chevron Corp.	3.326%	11/17/25	6,210	6,409
	Cimarex Energy Co.	3.900%	5/15/27	12,542	12,919
	Columbia Pipeline Group Inc.	4.500%	6/1/25	11,936	12,825
	Concho Resources Inc.	3.750%	10/1/27	5,000	5,044
	ConocoPhillips Co.	4.200%	3/15/21	3,250	3,435
	ConocoPhillips Co.	2.875%	11/15/21	12,000	12,206

	ConocoPhillips Co.	2.400%	12/15/22	31,500	31,250
	ConocoPhillips Co.	3.350%	11/15/24	18,184	18,770
	ConocoPhillips Co.	4.950%	3/15/26	43,907	49,862
	Devon Energy Corp.	3.250%	5/15/22	10,000	10,098
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25,000	25,619
4,10	Enbridge Energy Partners LP	5.132%	10/1/77	1,110	1,099
	Energy Transfer LP	9.700%	3/15/19	4,432	4,868
	Energy Transfer LP	4.650%	6/1/21	2,795	2,961
	Energy Transfer LP	5.200%	2/1/22	18,963	20,633
	Energy Transfer LP	3.600%	2/1/23	8,439	8,590
	Energy Transfer LP	4.900%	2/1/24	8,042	8,573
	Energy Transfer LP	4.050%	3/15/25	1,000	1,013
	EOG Resources Inc.	2.625%	3/15/23	18,885	18,706
	EQT Corp.	8.125%	6/1/19	5,500	6,001
	EQT Corp.	4.875%	11/15/21	4,000	4,303
	EQT Corp.	3.900%	10/1/27	10,000	9,937
	Exxon Mobil Corp.	2.726%	3/1/23	15,850	16,056
	Exxon Mobil Corp.	2.709%	3/6/25	11,250	11,266
	Exxon Mobil Corp.	3.043%	3/1/26	21,000	21,340
	Halliburton Co.	3.250%	11/15/21	10,800	11,019
	Halliburton Co.	3.500%	8/1/23	5,000	5,196
	Hess Corp.	4.300%	4/1/27	6,000	6,043
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,464
	Kinder Morgan Inc.	7.800%	8/1/31	3,130	4,020
	Kinder Morgan Inc.	7.750%	1/15/32	3,145	4,040
	Marathon Oil Corp.	2.800%	11/1/22	16,800	16,502
	Marathon Oil Corp.	3.850%	6/1/25	13,850	13,915
	Marathon Oil Corp.	4.400%	7/15/27	9,720	9,945
	MPLX LP	4.500%	7/15/23	13,800	14,744
	MPLX LP	4.875%	12/1/24	28,400	30,797
	MPLX LP	4.000%	2/15/25	6,012	6,195
	National Oilwell Varco Inc.	2.600%	12/1/22	9,300	9,162
	Occidental Petroleum Corp.	3.125%	2/15/22	19,080	19,674
	Occidental Petroleum Corp.	2.700%	2/15/23	22,604	22,808
	Occidental Petroleum Corp.	3.500%	6/15/25	13,471	13,873
	ONEOK Partners LP	5.000%	9/15/23	8,805	9,536
	Phillips 66 Partners LP	3.750%	3/1/28	11,625	11,618
	Phillips 66 Partners LP	4.680%	2/15/45	1,500	1,524
	Pioneer Natural Resources Co.	3.950%	7/15/22	13,000	13,644
	Pioneer Natural Resources Co.	4.450%	1/15/26	3,000	3,222
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.875%	3/1/22	6,025	6,673
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	5.000%	10/1/22	26,484	28,570
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	15,400	17,055
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	44,480	49,706
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	23,870	26,466
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	14,670	16,595
9	Schlumberger Holdings Corp.	3.625%	12/21/22	6,150	6,362
9	Schlumberger Holdings Corp.	4.000%	12/21/25	6,801	7,164
	Schlumberger Investment SA	3.650%	12/1/23	4,200	4,435
	Shell International Finance BV	2.375%	8/21/22	29,609	29,633
	Shell International Finance BV	2.250%	1/6/23	10,500	10,415
	Shell International Finance BV	3.400%	8/12/23	10,000	10,486
	Shell International Finance BV	3.250%	5/11/25	68,378	70,137
	Shell International Finance BV	2.875%	5/10/26	28,750	28,483
	Shell International Finance BV	4.000%	5/10/46	5,000	5,103
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	795	956

Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	3,960	5,096
Total Capital Canada Ltd.	2.750%	7/15/23	26,570	26,940
Total Capital International SA	2.875%	2/17/22	31,378	32,071
Total Capital International SA	2.700%	1/25/23	9,660	9,765
Total Capital International SA	3.700%	1/15/24	5,000	5,287
Total Capital International SA	3.750%	4/10/24	15,186	16,088
Total Capital SA	4.450%	6/24/20	9,812	10,434
TransCanada PipeLines Ltd.	3.800%	10/1/20	4,292	4,479
TransCanada PipeLines Ltd.	2.500%	8/1/22	8,025	8,019
TransCanada PipeLines Ltd.	3.750%	10/16/23	19,615	20,767
TransCanada PipeLines Ltd.	4.875%	1/15/26	18,330	20,830
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,335	3,665
Valero Energy Corp.	9.375%	3/15/19	4,200	4,607
Valero Energy Partners LP	4.375%	12/15/26	6,835	7,153
Williams Partners LP	4.500%	11/15/23	6,133	6,527
Williams Partners LP	3.900%	1/15/25	5,116	5,256
Williams Partners LP / ACMP Finance
Corp.	4.875%	3/15/24	9,000	9,439

Other Industrial (0.1%)
CBRE Services Inc.	4.875%	3/1/26	10,000	10,796
9 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	20,710	22,260

Technology (6.8%)
Altera Corp.	4.100%	11/15/23	4,623	4,990
Apple Inc.	2.850%	5/6/21	17,125	17,548
Apple Inc.	2.150%	2/9/22	16,220	16,153
Apple Inc.	2.700%	5/13/22	29,730	30,201
Apple Inc.	2.850%	2/23/23	46,815	47,819
Apple Inc.	2.400%	5/3/23	106,325	105,963
Apple Inc.	3.000%	2/9/24	20,950	21,325
Apple Inc.	3.450%	5/6/24	64,000	66,666
Apple Inc.	2.850%	5/11/24	46,542	47,022
Apple Inc.	2.500%	2/9/25	52,463	51,680
Apple Inc.	3.200%	5/13/25	15,370	15,768
Apple Inc.	3.250%	2/23/26	51,963	53,074
Apple Inc.	2.450%	8/4/26	10,120	9,749
Apple Inc.	3.350%	2/9/27	40,600	41,592
Apple Inc.	3.200%	5/11/27	20,000	20,316
Apple Inc.	3.000%	6/20/27	13,125	13,084
Apple Inc.	2.900%	9/12/27	48,055	47,672
Applied Materials Inc.	3.900%	10/1/25	10,000	10,693
Applied Materials Inc.	3.300%	4/1/27	10,000	10,197
Baidu Inc.	3.500%	11/28/22	13,000	13,371
9 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	29,750	30,728
9 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	19,450	19,308
9 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	29,750	30,626
9 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	19,450	19,402
Cisco Systems Inc.	3.000%	6/15/22	7,000	7,207
Cisco Systems Inc.	2.200%	9/20/23	17,500	17,207
Cisco Systems Inc.	2.950%	2/28/26	18,870	18,984
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	2,525	2,654

9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	42,975	47,136
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	24,590	27,481
DXC Technology Co.	4.250%	4/15/24	8,760	9,226
DXC Technology Co.	4.750%	4/15/27	9,775	10,479
Fidelity National Information Services Inc.	3.500%	4/15/23	4,061	4,180
Fidelity National Information Services Inc.	3.875%	6/5/24	637	664
Fidelity National Information Services Inc.	3.000%	8/15/26	10,000	9,681
Hewlett Packard Enterprise Co.	4.400%	10/15/22	10,000	10,651
Hewlett Packard Enterprise Co.	4.900%	10/15/25	33,500	35,612
Intel Corp.	3.300%	10/1/21	14,540	15,111
Intel Corp.	2.350%	5/11/22	5,575	5,595
Intel Corp.	2.875%	5/11/24	20,175	20,396
Intel Corp.	3.700%	7/29/25	18,871	19,954
Intel Corp.	3.150%	5/11/27	25,000	25,355
International Business Machines Corp.	1.875%	8/1/22	17,000	16,586
International Business Machines Corp.	3.375%	8/1/23	21,000	21,851
International Business Machines Corp.	3.625%	2/12/24	22,000	23,143
International Business Machines Corp.	3.450%	2/19/26	15,500	15,988
International Business Machines Corp.	3.300%	1/27/27	10,400	10,600
Microsoft Corp.	2.375%	2/12/22	33,070	33,296
Microsoft Corp.	2.650%	11/3/22	14,215	14,419
Microsoft Corp.	2.125%	11/15/22	9,000	8,923
Microsoft Corp.	2.000%	8/8/23	30,000	29,315
Microsoft Corp.	3.625%	12/15/23	19,000	20,154
Microsoft Corp.	2.700%	2/12/25	45,175	45,316
Microsoft Corp.	3.125%	11/3/25	47,715	49,036
Microsoft Corp.	2.400%	8/8/26	38,545	37,214
Microsoft Corp.	3.300%	2/6/27	80,745	83,432
Oracle Corp.	2.500%	5/15/22	42,635	42,951
Oracle Corp.	2.500%	10/15/22	41,852	42,033
Oracle Corp.	2.400%	9/15/23	32,000	31,711
Oracle Corp.	3.400%	7/8/24	43,500	45,546
Oracle Corp.	2.950%	5/15/25	38,885	39,259
Pitney Bowes Inc.	3.625%	10/1/21	6,375	6,233
QUALCOMM Inc.	3.000%	5/20/22	26,510	26,989
QUALCOMM Inc.	2.600%	1/30/23	11,805	11,766
QUALCOMM Inc.	2.900%	5/20/24	76,995	77,097
QUALCOMM Inc.	3.450%	5/20/25	14,665	15,070
QUALCOMM Inc.	3.250%	5/20/27	53,525	53,535
9 Seagate HDD Cayman	4.875%	3/1/24	14,665	14,812
Tech Data Corp.	4.950%	2/15/27	5,000	5,243
Total System Services Inc.	3.750%	6/1/23	10,800	11,103
Tyco Electronics Group SA	4.875%	1/15/21	4,335	4,637
Tyco Electronics Group SA	3.500%	2/3/22	19,370	20,094
Tyco Electronics Group SA	3.450%	8/1/24	8,695	8,966
Tyco Electronics Group SA	3.700%	2/15/26	7,483	7,743
Tyco Electronics Group SA	3.125%	8/15/27	21,355	21,159
Verisk Analytics Inc.	4.125%	9/12/22	11,264	11,876
Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,355
VMware Inc.	2.950%	8/21/22	9,720	9,747
VMware Inc.	3.900%	8/21/27	29,160	29,212
Xerox Corp.	6.350%	5/15/18	1,251	1,279

Transportation (2.0%)
9 Adani Ports & Special Economic Zone Ltd.	4.000%	7/30/27	19,100	19,087
9 Air Canada	7.750%	4/15/21	26,205	29,972

4	American Airlines 2016-3 Class B Pass
	Through Trust	3.750%	10/15/25	27,555	27,469
4	American Airlines 2017-2B Class B Pass
	Through Trust	3.700%	10/15/25	29,125	29,041
12	Asciano Finance Ltd.	5.250%	5/19/25	8,640	6,936
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	2,488	2,634
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,980	3,094
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	10,830	11,058
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	8,505	9,104
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,000	8,502
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	41,327	43,047
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	16,231	20,814
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,360	14,666
	Canadian National Railway Co.	2.950%	11/21/24	1,130	1,147
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	129	130
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	657	722
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	771	837
4	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	3,254	3,537
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	4,916	5,175
4	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	6,867	7,215
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	5,395	5,652
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	985	1,032
4	CSX Transportation Inc.	6.251%	1/15/23	2,631	2,991
4	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	8,643	9,632
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	32,859	37,679
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	2,394	2,599
4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	4,312	4,423
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	2,388	2,487
4	Delta Air Lines 2015-1 Class A Pass
	Through Trust	3.875%	1/30/29	8,230	8,547
	Delta Air Lines Inc.	3.625%	3/15/22	33,425	34,155
9	ERAC USA Finance LLC	3.850%	11/15/24	8,000	8,296
9	ERAC USA Finance LLC	3.800%	11/1/25	9,000	9,245
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	40,778	41,870
4,9	Heathrow Funding Ltd.	4.875%	7/15/23	330	354
	Kansas City Southern	3.125%	6/1/26	33,465	32,547
12	Qantas Airways Ltd.	7.500%	6/11/21	13,790	11,992
12	Qantas Airways Ltd.	7.750%	5/19/22	4,780	4,293
	Southwest Airlines Co.	7.375%	3/1/27	4,795	6,171
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.650%	8/1/22	5,565	6,067
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	12,369	13,538

4	Spirit Airlines Class A Pass Through
	Certificates Series 2015-1	4.100%	10/1/29	28,008	29,196
	Union Pacific Corp.	2.950%	1/15/23	8,364	8,593
4	United Airlines 2013-1 Class A Pass
	Through Trust	4.300%	2/15/27	4,828	5,136
4	United Airlines 2016-1 Class B Pass
	Through Trust	3.650%	1/7/26	23,175	23,142
4	United Airlines 2016-2 Class B Pass
	Through Trust	3.650%	10/7/25	24,720	24,840
	United Continental Holdings Inc.	6.375%	6/1/18	2,775	2,838
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	3,057	3,369
12	WSO Finance Pty Ltd.	3.500%	7/14/23	10,260	7,823
					9,727,368
Utilities (3.8%)
	Electric (3.7%)
	AEP Transmission Co. LLC	3.100%	12/1/26	6,835	6,799
9	AEP Transmission Co. LLC	3.100%	12/1/26	3,265	3,248
	Ameren Illinois Co.	2.700%	9/1/22	7,449	7,531
	Ameren Illinois Co.	3.250%	3/1/25	11,680	11,942
12	AusNet Services Holdings Pty Ltd.	5.250%	2/14/20	3,700	2,985
	Baltimore Gas & Electric Co.	2.800%	8/15/22	16,840	16,978
	Baltimore Gas & Electric Co.	3.350%	7/1/23	10,627	10,967
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	47,864	50,355
9	Cerro del Aguila SA	4.125%	8/16/27	11,000	10,945
	Commonwealth Edison Co.	3.100%	11/1/24	5,790	5,864
	Connecticut Light & Power Co.	2.500%	1/15/23	32,960	32,981
	DTE Electric Co.	3.900%	6/1/21	14,650	15,396
	DTE Electric Co.	2.650%	6/15/22	1,000	1,006
	Duke Energy Corp.	2.650%	9/1/26	1,262	1,209
	Duke Energy Corp.	3.150%	8/15/27	35,407	35,001
	Edison International	2.400%	9/15/22	4,500	4,458
9	EDP Finance BV	4.900%	10/1/19	14,676	15,387
9	EDP Finance BV	4.125%	1/15/20	24,100	24,966
9	EDP Finance BV	5.250%	1/14/21	2,500	2,699
9	EDP Finance BV	3.625%	7/15/24	10,885	11,019
	Emera US Finance LP	2.700%	6/15/21	8,160	8,178
9	Enel Finance International NV	2.875%	5/25/22	15,105	15,181
9	Enel Finance International NV	3.625%	5/25/27	25,000	24,954
	Entergy Arkansas Inc.	3.750%	2/15/21	8,770	9,129
	Entergy Arkansas Inc.	3.050%	6/1/23	7,410	7,545
	Entergy Arkansas Inc.	3.700%	6/1/24	3,318	3,485
	Entergy Arkansas Inc.	3.500%	4/1/26	15,620	16,117
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,699	6,611
	Entergy Louisiana LLC	4.800%	5/1/21	12,780	13,470
	Entergy Louisiana LLC	3.300%	12/1/22	6,915	7,099
	Entergy Louisiana LLC	4.050%	9/1/23	6,400	6,843
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,747
	Entergy Louisiana LLC	2.400%	10/1/26	14,120	13,421
	Entergy Louisiana LLC	3.120%	9/1/27	6,425	6,464
	Entergy Louisiana LLC	4.950%	1/15/45	9,250	9,603
	Eversource Energy	2.800%	5/1/23	2,000	2,007
	Exelon Corp.	3.497%	6/1/22	3,631	3,735
	Exelon Corp.	3.950%	6/15/25	26,652	27,888
	FirstEnergy Corp.	4.250%	3/15/23	11,842	12,519
	FirstEnergy Corp.	3.900%	7/15/27	28,050	28,600
9	FirstEnergy Transmission LLC	4.350%	1/15/25	26,295	27,848
	Fortis Inc.	3.055%	10/4/26	14,275	13,865

	Georgia Power Co.	2.400%	4/1/21	4,735	4,734
	Georgia Power Co.	2.850%	5/15/22	16,559	16,781
	Georgia Power Co.	3.250%	3/30/27	22,090	22,076
	ITC Holdings Corp.	3.250%	6/30/26	14,700	14,636
	Kentucky Utilities Co.	3.300%	10/1/25	8,940	9,085
	LG&E & KU Energy LLC	4.375%	10/1/21	9,785	10,481
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,530	4,632
	MidAmerican Energy Co.	3.700%	9/15/23	5,500	5,764
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	3,415	3,452
9	Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	2,006
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,660
	NSTAR Electric Co.	3.250%	11/15/25	10,000	10,129
	NSTAR Electric Co.	3.200%	5/15/27	16,330	16,589
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	23,887	28,501
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,200	1,199
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	6,423
	Pacific Gas & Electric Co.	3.250%	6/15/23	28,755	29,309
	Pacific Gas & Electric Co.	3.850%	11/15/23	3,710	3,892
	PacifiCorp	3.600%	4/1/24	14,000	14,630
	PacifiCorp	3.350%	7/1/25	12,720	13,060
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,255
	Potomac Electric Power Co.	3.600%	3/15/24	12,690	13,326
	PPL Capital Funding Inc.	3.100%	5/15/26	36,300	35,823
	PSEG Power LLC	4.300%	11/15/23	1,210	1,276
	Puget Energy Inc.	5.625%	7/15/22	19,769	22,055
	Puget Energy Inc.	3.650%	5/15/25	13,665	14,030
	SCANA Corp.	6.250%	4/1/20	8,500	9,081
	SCANA Corp.	4.750%	5/15/21	11,312	11,719
	SCANA Corp.	4.125%	2/1/22	2,000	2,024
	Southern Co.	2.350%	7/1/21	2,307	2,295
4	Southern Co.	5.500%	3/15/57	6,545	6,921
	Southwestern Electric Power Co.	3.550%	2/15/22	16,530	17,131
	Southwestern Public Service Co.	3.300%	6/15/24	41,070	42,133
	Tampa Electric Co.	5.400%	5/15/21	13,000	14,215
9	Trans-Allegheny Interstate Line Co.	3.850%	6/1/25	11,000	11,495
	Virginia Electric & Power Co.	3.450%	9/1/22	9,000	9,358
	Virginia Electric & Power Co.	2.750%	3/15/23	4,744	4,785
	Virginia Electric & Power Co.	3.450%	2/15/24	7,000	7,249
	Virginia Electric & Power Co.	3.100%	5/15/25	8,885	8,964
	Virginia Electric & Power Co.	3.150%	1/15/26	10,000	10,124
	Virginia Electric & Power Co.	2.950%	11/15/26	12,185	12,035
	Westar Energy Inc.	2.550%	7/1/26	16,620	16,031
	Westar Energy Inc.	3.100%	4/1/27	13,170	13,119
	Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,334

	Natural Gas (0.1%)
9	Centrica plc	4.000%	10/16/23	14,032	14,519
9	Engie SA	2.875%	10/10/22	3,480	3,517
	Sempra Energy	3.250%	6/15/27	17,359	17,249
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,125	4,116
					1,108,263
Total Corporate Bonds (Cost $19,527,757)					19,828,171
Sovereign Bonds (7.0%)
4,9	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	15,000	15,327
9	Banco do Brasil SA	4.625%	1/15/25	10,200	10,172

9	Banco Latinoamericano de Comercio
	Exterior SA	3.250%	5/7/20	4,000	4,084
9	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	1,000	1,007
13	Banque Centrale de Tunisie SA	5.625%	2/17/24	10,340	12,762
9	Banque Ouest Africaine de Developpement	5.000%	7/27/27	4,929	5,138
9	Bermuda	4.138%	1/3/23	2,000	2,097
	Bermuda	4.854%	2/6/24	17,825	19,366
9	Bermuda	4.854%	2/6/24	1,000	1,089
	BOC Aviation Ltd.	3.875%	5/9/19	800	816
9	BOC Aviation Ltd.	2.375%	9/15/21	15,000	14,640
	BOC Aviation Ltd.	3.875%	4/27/26	3,700	3,832
	Cayman Islands	5.950%	11/24/19	500	536
9	CDP Financial Inc.	4.400%	11/25/19	16,450	17,260
9	CDP Financial Inc.	3.150%	7/24/24	8,000	8,211
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,407
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	20,000	20,090
9	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,021
	Corp. Financiera de Desarrollo SA	3.250%	7/15/19	5,000	5,082
9	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,493
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	29,660	30,925
9	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	3,000	3,129
	Corp. Nacional del Cobre de Chile	4.500%	9/16/25	17,250	18,563
9,16	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,834
9	Dexia Credit Local SA	2.375%	9/20/22	1,750	1,745
	Ecopetrol SA	5.875%	9/18/23	14,600	16,425
9	Electricite de France SA	3.625%	10/13/25	4,800	4,928
	Emirate of Abu Dhabi	3.125%	10/11/27	83,900	82,787
	Emirate of Abu Dhabi	4.125%	10/11/47	10,950	10,837
9	Empresa Nacional del Petroleo	4.500%	9/14/47	9,200	8,737
4,9	ENA Norte Trust	4.950%	4/25/28	1,473	1,517
	Export-Import Bank of India	3.375%	8/5/26	5,000	4,943
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,017
	Export-Import Bank of Korea	5.125%	6/29/20	17,000	18,073
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,037
	Export-Import Bank of Korea	3.000%	11/1/22	20,000	20,031
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,106
4	Federative Republic of Brazil	4.625%	1/13/28	12,600	12,527
	Federative Republic of Brazil	5.000%	1/27/45	10,450	9,692
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	27,800	30,286
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	7,000	8,496
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	4,800	4,843
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	3,538	3,552
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	5,000	5,043
	ICBCIL Finance Co. Ltd.	2.750%	5/19/21	10,000	9,900
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,400	2,438
17	Japan Bank for International Cooperation	2.000%	11/4/21	37,500	36,964
	Japan Finance Organization for
	Municipalities	1.375%	2/5/18	18,400	18,388
	Japan Finance Organization for
	Municipalities	1.375%	4/18/18	5,000	4,986
	Japan Finance Organization for
	Municipalities	2.500%	9/12/18	6,200	6,216
	KazMunayGas National Co. JSC	9.125%	7/2/18	26,000	27,135
9	KazMunayGas National Co. JSC	3.875%	4/19/22	8,600	8,708
9	Kingdom of Saudi Arabia	2.375%	10/26/21	785	772
	Kingdom of Saudi Arabia	2.375%	10/26/21	97,077	95,414
	Kingdom of Saudi Arabia	2.875%	3/4/23	31,670	31,542
	Kingdom of Saudi Arabia	4.625%	10/4/47	20,340	20,812

	Korea Development Bank	1.500%	1/22/18	2,000	1,998
	Korea Development Bank	4.625%	11/16/21	2,000	2,136
9	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,008
9	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,612
	KSA Sukuk Ltd.	2.894%	4/20/22	9,000	9,008
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,120
	Nexen Energy ULC	5.875%	3/10/35	3,500	4,271
	Nexen Energy ULC	6.400%	5/15/37	1,800	2,350
9	NongHyup Bank	1.875%	9/12/21	19,500	18,736
	North American Development Bank	2.300%	10/10/18	1,500	1,504
	North American Development Bank	2.400%	10/26/22	1,300	1,288
	NTPC Ltd.	4.250%	2/26/26	1,500	1,564
	OCP SA	5.625%	4/25/24	9,000	9,667
9	OCP SA	5.625%	4/25/24	4,200	4,515
	OCP SA	6.875%	4/25/44	9,000	10,139
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	6,000	6,098
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	7,000	7,198
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	10,000	10,062
9	Pertamina Persero PT	6.000%	5/3/42	1,000	1,145
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	2,660	2,813
	Petrobras Global Finance BV	8.375%	5/23/21	3,250	3,742
9	Petrobras Global Finance BV	5.299%	1/27/25	2,835	2,849
	Petrobras Global Finance BV	8.750%	5/23/26	9,625	11,634
	Petrobras Global Finance BV	7.375%	1/17/27	390	432
9	Petrobras Global Finance BV	5.999%	1/27/28	35,518	35,962
	Petrobras International Finance Co. SA	5.375%	1/27/21	20,401	21,447
	Petroleos Mexicanos	5.500%	2/4/19	5,515	5,720
	Petroleos Mexicanos	5.500%	1/21/21	160,211	170,650
	Petroleos Mexicanos	6.375%	2/4/21	8,000	8,720
	Petroleos Mexicanos	4.875%	1/24/22	3,200	3,327
9	Petroleos Mexicanos	6.750%	9/21/47	9,790	10,084
	Province of Alberta	1.900%	12/6/19	25,000	24,986
9	Province of Alberta	2.050%	8/17/26	7,000	6,610
	Province of New Brunswick	2.750%	6/15/18	1,250	1,258
	Province of Ontario	3.000%	7/16/18	3,000	3,027
	Province of Ontario	4.000%	10/7/19	4,500	4,677
	Province of Quebec	2.375%	1/31/22	15,700	15,780
	Republic of Chile	3.250%	9/14/21	7,275	7,558
	Republic of Chile	2.250%	10/30/22	15,750	15,627
	Republic of Colombia	7.375%	3/18/19	2,150	2,302
	Republic of Colombia	4.000%	2/26/24	12,520	13,002
4	Republic of Colombia	3.875%	4/25/27	7,250	7,312
	Republic of Colombia	10.375%	1/28/33	17,366	27,163
4	Republic of Colombia	5.000%	6/15/45	12,905	13,292
	Republic of Guatemala	4.375%	6/5/27	19,205	19,109
	Republic of Hungary	4.125%	2/19/18	19,000	19,142
	Republic of Hungary	6.250%	1/29/20	69,735	75,623
	Republic of Hungary	6.375%	3/29/21	5,980	6,698
	Republic of Indonesia	4.875%	5/5/21	52,925	56,872
13	Republic of Indonesia	2.875%	7/8/21	5,400	6,812
	Republic of Indonesia	3.750%	4/25/22	70,858	73,541
	Republic of Indonesia	3.375%	4/15/23	6,000	6,089
	Republic of Indonesia	5.375%	10/17/23	7,000	7,876
	Republic of Kazakhstan	3.875%	10/14/24	12,000	12,381
	Republic of Korea	7.125%	4/16/19	1,500	1,603
9	Republic of Latvia	2.750%	1/12/20	1,000	1,011

	Republic of Lithuania	7.375%	2/11/20	18,265	20,412
9	Republic of Lithuania	6.125%	3/9/21	7,400	8,286
	Republic of Lithuania	6.125%	3/9/21	42,564	47,657
	Republic of Panama	8.875%	9/30/27	10,000	14,475
	Republic of Panama	9.375%	4/1/29	300	449
	Republic of Panama	8.125%	4/28/34	9,136	12,686
4	Republic of Panama	6.700%	1/26/36	2,400	3,173
	Republic of Poland	5.125%	4/21/21	16,505	18,032
	Republic of Poland	5.000%	3/23/22	10,730	11,803
	Republic of Romania	6.750%	2/7/22	982	1,132
13	Republic of Romania	2.750%	10/29/25	4,500	5,665
9	Republic of Serbia	5.250%	11/21/17	8,000	8,013
	Republic of Slovenia	5.500%	10/26/22	36,554	41,357
	Republic of the Philippines	4.000%	1/15/21	5,000	5,272
	Republic of Turkey	6.750%	4/3/18	17,915	18,227
	Republic of Turkey	5.750%	3/22/24	37,100	39,094
	Republic of Turkey	4.875%	10/9/26	6,690	6,548
	Republic of Turkey	4.875%	4/16/43	2,186	1,899
	Republic of Turkey	5.750%	5/11/47	26,327	25,175
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	13,170	13,279
9	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	5,000	5,680
	Sinopec Group Overseas Development
	2012 Ltd.	4.875%	5/17/42	18,656	21,173
	Sinopec Group Overseas Development
	2013 Ltd.	2.500%	10/17/18	5,310	5,327
9	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,800	1,941
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	5,000	4,928
9	Sinopec Group Overseas Development
	2017 Ltd.	3.625%	4/12/27	17,500	17,947
	Socialist Republic of Vietnam	4.800%	11/19/24	8,000	8,569
	State of Israel	3.150%	6/30/23	2,000	2,056
	State of Israel	2.875%	3/16/26	3,980	3,991
	State of Kuwait	2.750%	3/20/22	19,406	19,574
	State of Qatar	5.250%	1/20/20	30,000	31,726
	State of Qatar	2.375%	6/2/21	775	758
	Statoil ASA	1.950%	11/8/18	2,000	2,001
	Statoil ASA	5.250%	4/15/19	4,000	4,189
	Statoil ASA	3.150%	1/23/22	3,000	3,096
	Statoil ASA	2.450%	1/17/23	3,000	2,995
	Statoil ASA	3.950%	5/15/43	3,191	3,269
	Sultanate of Oman	5.375%	3/8/27	8,000	8,206
9	Temasek Financial I Ltd.	2.375%	1/23/23	1,000	998
	United Mexican States	3.625%	3/15/22	13,656	14,227
	United Mexican States	4.000%	10/2/23	41,772	43,795
	YPF SA	8.875%	12/19/18	2,500	2,651
Total Sovereign Bonds (Cost $2,021,822)					2,042,659
Taxable Municipal Bonds (0.1%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	4,000	4,061
	Florida Hurricane Catastrophe Fund
	Finance Corp. Revenue	2.995%	7/1/20	1,250	1,272
	Illinois GO	5.000%	1/1/23	1,835	1,906
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.885%	1/1/21	1,000	1,017

Johns Hopkins University Maryland GO	5.250%	7/1/19	199	209
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	4,948	4,978
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	4,107	4,157
New York City NY Transitional Finance
Authority Future Tax Revenue	5.125%	2/1/24	1,500	1,707
New York State Dormitory Authority
Revenue (Employer Assessment)	3.892%	12/1/24	2,000	2,156
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	2,000	2,398
San Diego County CA Regional Airport
Authority Revenue	3.730%	7/1/21	800	827
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	6,200	6,879
Sonoma County CA Pension Obligation
Revenue	6.000%	12/1/29	4,960	5,875
Texas GO	3.682%	8/1/24	2,000	2,089
University of California Revenue	2.054%	5/15/18	500	501
University of California Revenue	2.300%	5/15/21	1,000	1,006
Total Taxable Municipal Bonds (Cost $40,084)				41,038
	Coupon		Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
*,8,14 Lehman Brothers Holdings Inc. (Cost $8,571)	6.500%		8,740	—
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
18 Vanguard Market Liquidity Fund (Cost
$546,312)	1.246%		5,462,439	546,299
Total Investments (100.5%) (Cost $29,180,442)				29,455,304

				Notional
				Amount	Value
	Expiration Date	Contracts	Exercise Price	($000)	($000)
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	394	USD 127.50	50,235	(6)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	888	USD 124.50	110,556	(278)

Total Options on Futures Written (Premiums Received $490)					(284)

				Notional
				Amount on
				Underlying
				Swap	Value
	Counterparty	Expiration Date	Exercise Rate	($000)	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-27-
V1 5-Year Index	GSI	11/15/47	55.0%	59,810	(125)
Put Swaptions on CDX-NA-IG-27-
V1 5-Year Index	GSI	12/20/17	75.0%	180,845	(46)

Total Credit Default Swaptions Written (Premiums Received $245)	(171)
Total Liability on Options Written (Premiums Received $735)	(455)

Other Assets and Liabilities-Net (-0.5%)	(163,142)
Net Assets (100%)	29,292,162

* Non-income-producing security.
1 Securities with a value of $7,631,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $3,596,000 have been segregated as collateral for open over-the-counter swap contracts.
3 Securities with a value of $29,362,000 have been segregated as initial margin for open futures contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8 Security value determined using significant unobservable inputs.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $4,358,231,000, representing 14.9% of net assets.
10 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
11 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
12 Face amount denominated in Australian dollars.
13 Face amount denominated in euro.
14 Non-income-producing security--security in default.
15 Face amount denominated in British pounds.
16 Guaranteed by multiple countries.
17 Guaranteed by the Government of Japan.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
USD—United School District.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2017	18,101	2,261,494	(18,406)
5-Year U.S. Treasury Note	December 2017	12,435	1,457,227	(9,462)
10-Year Ultra U.S. Treasury Note	December 2017	2,971	397,882	304
Euro-Schatz	December 2017	31	4,054	2
				(27,562)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2017	(4,525)	(974,501)	2,110

Ultra Long U.S. Treasury Bond	December 2017	(1,740)	(286,719)	1,219
AUD 3-Year Treasury Bond	December 2017	(1,392)	(118,885)	(202)
30-Year U.S. Treasury Bond	December 2017	(650)	(99,105)	(237)
Euro-Bund	December 2017	(346)	(65,595)	(46)
Euro-Bobl	December 2017	(331)	(50,810)	3
Euro-Buxl	December 2017	(214)	(41,411)	(114)
Long Gilt	December 2017	(195)	(32,200)	712
AUD 10-Year Treasury Bond	December 2017	(260)	(25,641)	(32)
				3,413
				(24,149)

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	11/15/17	EUR	10,500	USD	12,363	(122)
Toronto-Dominion Bank	11/15/17	AUD	14,400	USD	11,198	(179)
JPMorgan Chase Bank, N.A.	11/15/17	EUR	8,000	USD	9,367	(41)
Barclays Capital	11/15/17	EUR	7,800	USD	9,250	(157)
Goldman Sachs Bank AG	11/15/17	AUD	11,000	USD	8,442	(25)
Goldman Sachs Bank AG	11/15/17	EUR	5,800	USD	6,722	40
Goldman Sachs Bank AG	11/15/17	GBP	4,500	USD	5,944	35
BNP Paribas	11/15/17	EUR	2,000	USD	2,363	(32)
BNP Paribas	11/15/17	GBP	800	USD	1,055	8
Barclays Capital	11/15/17	USD	193,641	AUD	248,000	3,865
BNP Paribas	11/15/17	USD	201,682	EUR	170,000	3,491
JPMorgan Chase Bank, N.A.	11/15/17	USD	44,206	GBP	33,600	(440)
Goldman Sachs Bank AG	11/15/17	USD	1,532	EUR	1,300	17
						6,460
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Centrally Cleared Credit Default Swaps
			Periodic		Value and
			Premium		Unrealized
			Received		Appreciation
	Termination	Notional Amount	(Paid)1	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S29-V1	12/20/22	USD 49,600	5.000	4,177	241
CDX-NA-IG-S29-V1	12/20/22	USD 183,939	1.000	4,254	124
				8,431	365
Credit Protection Purchased
CDX-NA-IG-S28-V1	6/20/22	USD 180,772	(1.000)	(3,985)	(95)
iTraxx Europe Crossover Index-
S28-V1	12/20/22	EUR 24,300	(5.000)	(3,681)	(426)
iTraxx Europe Subordinated
Financials-S27-V1	6/20/22	EUR 28,730	(1.000)	(160)	(681)
				(7,826)	(1,202)
				605	(837)

1. Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front	Value and
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
America Movil	12/20/22	BARC	15,000	1.000[2]	(213)	(150)	(63)
Berkshire Hathaway
Inc./Aa2	6/20/21	GSI	3,110	1.000[2]	67	17	50
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	4,655	1.000[2]	100	16	84
Berkshire Hathaway
Inc./Aa2	6/20/21	JPMC	15,000	1.000[2]	322	(16)	338
Berkshire Hathaway
Inc./Aa2	6/20/22	BARC	15,760	1.000[2]	346	250	96
Berkshire Hathaway
Inc./Aa2	12/20/22	BARC	7,605	1.000[2]	165	133	32

Berkshire Hathaway
Inc./Aa2	6/20/24	JPMC	9,400	1.000[2]	101	97	4
Berkshire Hathaway
Inc./Aa2	6/20/24	BARC	19,400	1.000[2]	208	-	208
International Lease
Finance Corp./Baa3	6/20/22	BARC	7,000	1.000[2]	70	3	67
Metlife Inc./A3	12/20/20	GSCM	5,625	1.000[2]	125	-	125
Metlife Inc./A3	12/20/21	BARC	3,165	1.000[2]	74	4	70
Metlife Inc./A3	6/20/24	BARC	24,300	1.000[2]	248	29	219
People’s Republic of
China/A1	6/20/22	BNPSW	22,800	1.000[2]	531	184	347
People’s Republic of
China/A1	12/20/22	GSI	41,100	1.000[2]	940	837	103
Republic of
Chile/Aa3	12/20/22	GSI	8,955	1.000[2]	204	182	21
Republic of
Chile/Aa3	12/20/22	CITNA	450	1.000[2]	10	8	2
Republic of
Colombia/Baa2	12/20/22	MSCS	15,000	1.000[2]	(89)	(82)	(7)
Republic of
Indonesia/Baa3	12/20/22	BNPSW	49,520	1.000[2]	128	(59)	187
Republic of Peru/A3	12/20/22	GSI	11,125	1.000[2]	148	-	148
Saudi Arabia/A1	12/20/22	MSCS	51,100	1.000[2]	407	-	407
Simon Property
Group LP/A2	6/20/22	JPMC	3,040	1.000[2]	46	(4)	50
Simon Property
Group LP/A2	6/20/22	JPMC	4,560	1.000[2]	69	(1)	70
The Southern
Company/Baa2	6/20/22	JPMC	59,775	1.000[2]	1,194	937	257
Total					5,201	2,386	2,815
Credit Protection
Purchased
American
International Group
Inc.	12/20/20	GSCM	2,835	(1.000)[2]	(71)	27	(98)
American
International Group
Inc.	12/20/20	GSCM	5,625	(1.000)[2]	(140)	(80)	(60)
Banco Bilbao
Vizcaya Argentaria
SA	6/20/21	BOANA	24,495	(1.000)[2]	(547)	540	(1,087)
Bank of America
Corp.	3/20/20	GSCM	7,870	(1.000)[2]	(147)	(61)	(86)
				(1.000)[2]
Bank of China Ltd.	12/20/21	BNPSW	6,200		(124)	18	(142)
				(1.000)[2]
Bank of China Ltd.	6/20/22	BNPSW	22,800		(446)	(4)	(442)
				(1.000)[2]
Barclays Bank plc	6/20/22	CSFBI	15,190[1]		(489)	(310)	(179)
				(1.000)[2]
Barclays Bank plc	6/20/22	BOANA	15,195[1]		(489)	(305)	(184)
				(1.000)[2]
Barclays Bank plc	12/20/22	CITNA	6,130[1]		202	260	(58)
CECONOMY AG	6/20/22	BARC	3,000[1]	(1.000)[2]	(34)	14	(48)
CECONOMY AG	6/20/22	BARC	3,000[1]	(1.000)[2]	(34)	6	(40)
CECONOMY AG	6/20/22	BARC	3,000[1]	(1.000)[2]	(34)	(3)	(31)
CECONOMY AG	6/20/22	BARC	10,485[1]	(1.000)[2]	(118)	28	(146)

CECONOMY AG	6/20/22	BARC	4,490[1]	(1.000)[2]	(51)	12	(63)
CECONOMY AG	6/20/22	BARC	7,465[1]	(1.000)[2]	(84)	20	(104)
CECONOMY AG	6/20/22	BARC	7,465[1]	(1.000)[2]	(84)	15	(99)
CMBX-NA-AAA-9	9/17/58	CSFBI	5,045	(0.500)[3]	(4)	176	(180)
CMBX-NA-AAA-9	9/17/58	JPM	5,300	(0.500)[3]	(4)	197	(201)
CMBX-NA-AAA-9	9/17/58	GSI	980	(0.500)[3]	(1)	40	(41)
CMBX-NA-AAA-9	9/17/58	DBAG	6,440	(0.500)[3]	(5)	246	(251)
CMBX-NA-AAA-9	9/17/58	MSCS	5,150	(0.500)[3]	(4)	215	(219)
CMBX-NA-AAA-9	9/17/58	JPM	5,140	(0.500)[3]	(4)	256	(260)
CMBX-NA-AAA-9	9/17/58	MSCS	5,110	(0.500)[3]	(4)	271	(275)
CMBX-NA-AAA-9	9/17/58	DBAG	5,030	(0.500)[3]	(4)	286	(290)
Commerzbank AG	6/20/21	BOANA	24,495	(1.000)[2]	(547)	336	(883)
CVS Health Corp.	12/20/21	BARC	3,220	(1.000)[2]	(82)	(87)	5
CVS Health Corp.	12/20/21	BOANA	15,000	(1.000)[2]	(380)	(407)	27
Deutsche Bank AG	12/20/21	BARC	19,400	(1.000)[2]	(247)	217	(464)
Deutsche Bank AG	12/20/22	JPMC	9,115	(1.000)[2]	(92)	(53)	(39)
Deutsche Bank AG	12/20/22	JPMC	6,075	(1.000)[2]	(61)	(30)	(31)
Deutsche Bank AG	12/20/22	JPMC	15,195	(1.000)[2]	(153)	(75)	(78)
Dominion Energy
Inc.	6/20/22	JPMC	7,470	(1.000)[2]	(240)	(238)	(2)
EI du Pont de
Nemours & Co.	12/20/20	JPMC	10,230	(1.000)[2]	(284)	(157)	(127)
Enel Investment
Holding BV	6/20/22	BNPSW	15,195[1]	(1.000)[2]	(408)	(282)	(126)
Engie SA	12/20/21	BNPSW	7,880[1]	(1.000)[2]	(300)	(114)	(186)
Engie SA	6/20/22	JPMC	7,875[1]	(1.000)[2]	(308)	(168)	(140)
Exelon Corp.	6/20/22	JPMC	11,955	(1.000)[2]	(393)	(366)	(27)
Exelon Corp.	6/20/22	JPMC	7,470	(1.000)[2]	(245)	(230)	(15)
Federal Express
Corp.	12/20/18	GSCM	7,840	(1.000)[2]	(88)	(29)	(59)
Federative Republic
of Brazil	12/20/22	GSI	20,268	(1.000)[2]	653	969	(316)
Federative Republic
of Brazil	12/20/22	BNPSW	32,350	(1.000)[2]	1,043	1,548	(505)
Federative Republic
of Brazil	12/20/25	BOANA	3,885	(1.000)[2]	361	909	(548)
Federative Republic
of Brazil	12/20/25	GSCM	2,485	(1.000)[2]	231	542	(311)
JPMorgan Chase
Bank N.A.	12/20/20	MSCS	25,000	(1.000)[2]	(570)	(99)	(471)
Lincoln National
Corp.	6/20/21	BARC	10,000	(1.000)[2]	(264)	160	(424)
Lincoln National
Corp.	6/20/21	BARC	1,555	(1.000)[2]	(41)	31	(72)
Lincoln National	6/20/21	BARC		(1.000)[2]

Corp.			1,555		(41)	(31)	(10)
Lincoln National
Corp.	12/20/21	BARC	3,165	(1.000)[2]	(84)	7	(91)
McDonald’s Corp.	6/20/22	GSI	12,325	(1.000)[2]	(456)	(366)	(90)
McKesson Corp.	3/20/19	JPMC	6,360	(1.000)[2]	(81)	(62)	(19)
McKesson Corp.	3/20/19	JPMC	6,360	(1.000)[2]	(81)	(64)	(17)
Republic of Korea	9/20/18	JPMC	2,000	(1.000)[2]	(9)	(4)	(5)
Republic of
Philippines	12/20/22	BNPSW	29,940	(1.000)[2]	(544)	(547)	3
Republic of Turkey	12/20/19	GSCM	26,350	(1.000)[2]	(99)	298	(397)
Republic of Turkey	12/20/22	GSI	49,460	(1.000)[2]	1,919	1,917	2
Royal Bank of
Scotland	12/20/20	BNPSW	6,510	(1.000)[2]	(141)	(35)	(106)
Sempra Energy	6/20/22	JPMC	11,955	(1.000)[2]	(381)	(355)	(26)
Sempra Energy	6/20/22	JPMC	7,470	(1.000)[2]	(238)	(227)	(11)
Societe General SA	12/20/21	JPMC	14,675	(1.000)[2]	(434)	(75)	(359)
Standard Chartered
Bank	12/20/21	JPMC	7,945	(1.000)[2]	(218)	15	(233)
State of Qatar	6/20/22	BOANA	1,360	(1.000)[2]	(6)	15	(21)
State of Qatar	6/20/22	CITNA	2,640	(1.000)[2]	(11)	29	(40)
UniCredit SpA	6/20/22	JPMC	6,100	(1.000)[2]	202	422	(220)
United Mexican
States	12/20/22	JPMC	15,000	(1.000)[2]	40	143	(103)
Wells Fargo & Co.	9/20/20	BOANA	9,700	(1.000)[2]	(211)	(70)	(141)
Total					6,009	5,251	(11,260)
							(8,445)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
3 Periodic premium received/paid monthly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC

Centrally Cleared Interest Rate Swaps

			Fixed
			Interest	Floating
			Rate	Interest		Unrealized
	Future	Notional	Received	Rate		Appreciation
Termination	Effective	Amount	(Paid)[2]	Received	Value	(Depreciation)
Date	Date	($000)	(%)	(Paid) (%)	($000)	($000)
11/27/17	N/A	3,580	0.664	(1.240)[3]	(1)	(2)
12/20/18	12/20/17[1]	135,458	1.750	(0.000)[4]	43	(154)
12/20/19	12/20/17[1]	172,962	(2.000)	0.000[4]	(448)	461
1/21/20	N/A	20,920	1.224	(1.239)[3]	(244)	(244)
1/21/20	N/A	3,130	1.363	(1.239)[3]	(27)	(27)
4/15/20	N/A	14,650	1.345	(1.239)[3]	(154)	(154)
6/15/20	N/A	2,050	0.931	(1.239)[3]	(46)	(46)
7/15/20	N/A	8,920	1.571	(1.239)[3]	(57)	(57)
12/21/20	12/20/17[1]	59,554	(2.250)	0.000[4]	(478)	269
12/20/21	12/20/17[1]	18,568	(2.250)	0.000[4]	(137)	81
12/20/22	12/20/17[1]	64,149	(2.250)	0.000[4]	(375)	359
12/20/24	12/20/17[1]	55,078	(2.500)	0.000[4]	(896)	650
					(2,820)	1,136

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.

3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
4 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate	Unrealized
		Notional	Received	Received	Appreciation
Termination		Amount	(Paid)3	(Paid)	(Depreciation)
Date	Counterparty	($000)	(%)	(%)	($000)
12/27/17	GSCM	355	0.625	(1.240)[1]	(1)
8/15/18	BNPSW	2,837	0.715	(1.239)[1]	(3)
4/25/19	WFC	1,171	2.756	(1.367)[2]	23
4/27/20	GSCM	1,828	2.794	(1.367)[2]	30

4/1/21	WFC	3,646	0.965	(1.235)[1]	(42)
6/25/21	GSCM	4,780	3.143	(1.328)[2]	95
11/25/22	BARC	9,418	2.758	(1.317)[2]	193
9/25/29	GSCM	9,072	1.794	(1.240)[1]	(109)
					186

BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
GSCM—Goldman Sachs Bank USA.
WFC—Wells Fargo Bank N.A.
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.
3 Fixed interest payment received/paid semi-annually.

At October 31, 2017, counterparties had deposited in segregated accounts securities and cash with a value of $11,415,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,281,276	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,663,353	52,508
Corporate Bonds	—	19,828,166	5
Sovereign Bonds	—	2,042,659	—
Taxable Municipal Bonds	—	41,038	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	546,299	—	—
Liability for Options Written	(455)	—	—
Futures Contracts—Assets[1]	1,434	—	—
Futures Contracts—Liabilities[1]	(5,107)	—	—
Forward Currency Contracts—Assets	—	7,456	—
Forward Currency Contracts—Liabilities	—	(996)	—
Swap Contracts—Assets[1]	67	3,263	—
Swap Contracts—Liabilities[1]	(21)	(11,522)	—
Total	542,217	28,854,693	52,513
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At October 31, 2017, the cost of investment securities for tax purposes was $29,192,396,000. Net unrealized appreciation of investment securities for tax purposes was $262,908,000, consisting of unrealized gains of $429,274,000 on securities that had risen in value since their purchase and $166,366,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT II Index Fund

Schedule of Investments (unaudited)
As of October 31, 2017

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (100.0%)
Diversified REITs (7.8%)
VEREIT Inc.	7,241,019	57,132
WP Carey Inc.	791,592	53,947
Colony NorthStar Inc. Class A	3,887,739	47,741
Liberty Property Trust	1,094,109	46,915
Forest City Realty Trust Inc. Class A	1,585,995	39,063
Gramercy Property Trust	1,128,825	33,526
STORE Capital Corp.	1,270,807	31,376
Spirit Realty Capital Inc.	3,597,468	29,895
PS Business Parks Inc.	151,564	20,057
Empire State Realty Trust Inc.	991,279	19,875
Washington REIT	571,070	18,383
Lexington Realty Trust	1,608,581	16,279
Alexander & Baldwin Inc.	347,286	15,711
Select Income REIT	498,483	12,043
Global Net Lease Inc.	493,931	10,669
American Assets Trust Inc.	262,746	10,192
* iStar Inc.	482,623	5,647
Investors Real Estate Trust	906,849	5,305
Armada Hoffler Properties Inc.	334,384	4,772
Gladstone Commercial Corp.	187,266	4,056
One Liberty Properties Inc.	102,948	2,494
RAIT Financial Trust	621,404	333
		485,411
Health Care REITs (11.8%)
Welltower Inc.	2,721,372	182,223
Ventas Inc.	2,637,428	165,499
HCP Inc.	3,464,552	89,524
Healthcare Trust of America Inc. Class A	1,422,125	42,735
^ Omega Healthcare Investors Inc.	1,462,716	42,214
Medical Properties Trust Inc.	2,705,306	35,791
Senior Housing Properties Trust	1,765,566	32,486
Healthcare Realty Trust Inc.	920,212	29,668
Sabra Health Care REIT Inc.	1,306,967	26,035
National Health Investors Inc.	304,600	23,208
Physicians Realty Trust	1,320,740	22,954
LTC Properties Inc.	294,134	13,680
* Quality Care Properties Inc.	695,652	11,012
CareTrust REIT Inc.	539,382	10,194
Universal Health Realty Income Trust	96,206	7,043
New Senior Investment Group Inc.	610,903	5,462
		739,728
Hotel & Resort REITs (6.7%)
Host Hotels & Resorts Inc.	5,497,808	107,537
Hospitality Properties Trust	1,220,909	34,894
Park Hotels & Resorts Inc.	1,117,798	32,181
Apple Hospitality REIT Inc.	1,575,024	29,831
RLJ Lodging Trust	1,299,090	28,138
Sunstone Hotel Investors Inc.	1,638,808	26,745

LaSalle Hotel Properties	841,671	23,744
Ryman Hospitality Properties Inc.	341,903	22,610
^ Pebblebrook Hotel Trust	517,128	18,441
Xenia Hotels & Resorts Inc.	794,048	17,278
DiamondRock Hospitality Co.	1,489,002	16,171
MGM Growth Properties LLC Class A	514,458	15,182
Chesapeake Lodging Trust	446,639	12,461
Summit Hotel Properties Inc.	775,289	12,257
Chatham Lodging Trust	285,565	6,211
Hersha Hospitality Trust Class A	310,724	5,497
Ashford Hospitality Trust Inc.	724,438	5,093
Ashford Hospitality Prime Inc.	190,774	1,854
		416,125
Industrial REITs (7.6%)
Prologis Inc.	3,941,315	254,530
Duke Realty Corp.	2,642,803	75,267
DCT Industrial Trust Inc.	683,264	39,643
First Industrial Realty Trust Inc.	871,762	26,920
EastGroup Properties Inc.	251,932	22,823
STAG Industrial Inc.	659,668	18,009
Rexford Industrial Realty Inc.	496,073	14,728
Terreno Realty Corp.	371,636	13,646
Monmouth Real Estate Investment Corp.	485,902	8,280
		473,846
Office REITs (13.0%)
Boston Properties Inc.	1,143,527	138,573
Vornado Realty Trust	1,266,500	94,810
Alexandria Real Estate Equities Inc.	676,879	83,906
SL Green Realty Corp.	756,431	72,375
Kilroy Realty Corp.	730,510	52,034
Douglas Emmett Inc.	1,091,491	43,431
Hudson Pacific Properties Inc.	1,159,813	39,225
Highwoods Properties Inc.	758,263	38,709
Cousins Properties Inc.	3,113,531	28,084
* Equity Commonwealth	922,209	27,713
Corporate Office Properties Trust	739,222	23,603
Paramount Group Inc.	1,461,987	23,275
Brandywine Realty Trust	1,303,348	22,796
* JBG SMITH Properties	703,018	21,941
Piedmont Office Realty Trust Inc. Class A	1,080,606	20,899
Columbia Property Trust Inc.	910,378	20,101
Mack-Cali Realty Corp.	634,947	14,458
Government Properties Income Trust	715,469	13,000
* New York REIT Inc.	1,247,855	9,421
Franklin Street Properties Corp.	757,821	7,578
Tier REIT Inc.	355,402	6,955
Easterly Government Properties Inc.	275,840	5,550
NorthStar Realty Europe Corp.	388,707	5,236
		813,673
Residential REITs (16.5%)
AvalonBay Communities Inc.	1,024,100	185,700
Equity Residential	2,728,678	183,531
Essex Property Trust Inc.	487,529	127,942
Mid-America Apartment Communities Inc.	844,084	86,392
UDR Inc.	1,987,296	77,087
Camden Property Trust	688,736	62,840

Equity LifeStyle Properties Inc.	613,219	54,258
Sun Communities Inc.	579,033	52,264
Apartment Investment & Management Co.	1,166,988	51,324
American Campus Communities Inc.	996,499	41,434
American Homes 4 Rent Class A	1,727,477	36,761
Starwood Waypoint Homes	927,948	33,694
Education Realty Trust Inc.	544,058	18,988
Independence Realty Trust Inc.	606,915	6,160
Altisource Residential Corp.	378,577	4,039
UMH Properties Inc.	221,380	3,307
NexPoint Residential Trust Inc.	117,766	2,797
		1,028,518
Retail REITs (18.2%)
Simon Property Group Inc.	2,320,264	360,407
Realty Income Corp.	2,029,380	108,917
GGP Inc.	4,591,683	89,354
Regency Centers Corp.	1,137,630	70,021
Federal Realty Investment Trust	536,937	64,712
Kimco Realty Corp.	3,163,426	57,448
Macerich Co.	895,727	48,907
National Retail Properties Inc.	1,108,486	44,539
Brixmor Property Group Inc.	2,265,986	39,587
Weingarten Realty Investors	906,699	27,609
Retail Properties of America Inc.	1,760,960	21,519
Taubman Centers Inc.	451,312	21,311
Urban Edge Properties	846,143	19,850
DDR Corp.	2,319,502	17,791
Acadia Realty Trust	629,942	17,733
Tanger Factory Outlet Centers Inc.	717,146	16,315
Retail Opportunity Investments Corp.	815,909	14,670
Kite Realty Group Trust	621,649	11,619
Washington Prime Group Inc.	1,379,110	10,798
CBL & Associates Properties Inc.	1,271,569	9,969
Agree Realty Corp.	210,769	9,967
^ Seritage Growth Properties Class A	188,464	7,752
Ramco-Gershenson Properties Trust	590,269	7,455
Alexander's Inc.	17,088	7,023
Getty Realty Corp.	245,079	6,963
Saul Centers Inc.	95,893	5,861
Pennsylvania REIT	518,959	5,044
Urstadt Biddle Properties Inc. Class A	221,135	4,805
Whitestone REIT	283,048	3,781
Cedar Realty Trust Inc.	636,060	3,460
		1,135,187
Specialized REITs (18.4%)
Equinix Inc.	579,039	268,385
Public Storage	1,162,807	240,992
Digital Realty Trust Inc.	1,524,168	180,522
Extra Space Storage Inc.	936,163	76,381
Iron Mountain Inc.	1,864,762	74,590
Gaming and Leisure Properties Inc.	1,470,018	53,714
CyrusOne Inc.	619,479	38,030
EPR Properties	547,428	37,871
CubeSmart	1,339,158	36,452
CoreSite Realty Corp.	254,224	28,155
Life Storage Inc.	345,677	27,938

GEO Group Inc.		922,755	23,945
CoreCivic Inc.		878,248	21,658
QTS Realty Trust Inc. Class A		356,245	20,609
Four Corners Property Trust Inc.		446,464	11,019
National Storage Affiliates Trust		328,946	8,155
			1,148,416
Total Equity Real Estate Investment Trusts (REITs) (Cost $6,282,976)			6,240,904
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost $7,940)	1.246%	79,389	7,940
Total Temporary Cash Investments (Cost $7,940)			7,940
Total Investments (100.1%) (Cost $6,290,916)			6,248,844
Other Assets and Liabilities-Net (-0.1%)2			(5,555)
Net Assets (100%)			6,243,289

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,368,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $7,940,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At October 31, 2017, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

REIT II Index Fund

C. At October 31, 2017, the cost of investment securities for tax purposes was $6,290,916,000. Net unrealized depreciation of investment securities for tax purposes was $42,072,000, consisting of unrealized gains of $178,972,000 on securities that had risen in value since their purchase and $221,044,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Ultra-Short-Term Bond Fund

Schedule of Investments (unaudited)
As of October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.6%)
U.S. Government Securities (0.0%)
1	United States Treasury Note/Bond	1.250%	5/31/19	400	398
1	United States Treasury Note/Bond	1.375%	7/31/19	200	199
					597
Agency Bonds and Notes (1.4%)
2	Federal Home Loan Banks	1.250%	6/8/18	7,500	7,496
2	Federal Home Loan Banks	0.625%	8/7/18	190	189
2	Federal Home Loan Banks	0.875%	10/1/18	5,000	4,973
2	Federal Home Loan Banks	1.750%	12/14/18	7,500	7,517
2	Federal Home Loan Banks	1.375%	5/28/19	1,100	1,096
2	Federal Home Loan Banks	0.875%	8/5/19	6,000	5,921
2	Federal Home Loan Banks	1.500%	10/21/19	2,000	1,994
3	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	3,220	3,202
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	1,000	993
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	800	790
3	Federal Home Loan Mortgage Corp.	1.375%	8/15/19	1,000	995
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	300	298
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	2,100	2,091
3	Federal National Mortgage Assn.	1.125%	7/20/18	500	499
3	Federal National Mortgage Assn.	1.000%	2/26/19	700	695
3	Federal National Mortgage Assn.	0.875%	8/2/19	3,350	3,306
3	Federal National Mortgage Assn.	1.000%	8/28/19	450	445
3	Federal National Mortgage Assn.	1.500%	2/28/20	3,950	3,930
	Private Export Funding Corp.	4.375%	3/15/19	1,000	1,036
					47,466
Nonconventional Mortgage-Backed Securities (0.2%)
3,4,5Fannie Mae REMICS 2012-60E		1.638%	6/25/42	2,188	2,190
3,4,5Fannie Mae REMICS 2016-62		1.638%	9/25/46	1,185	1,189
3,4,5Fannie Mae REMICS 2016-93		1.588%	12/25/46	2,928	2,931
					6,310
Total U.S. Government and Agency Obligations (Cost $54,596)					54,373
Asset-Backed/Commercial Mortgage-Backed Securities (46.9%)
4	Ally Auto Receivables Trust 2014-1	2.040%	12/15/19	12,290	12,301
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	348	348
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	800	800
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	40	40
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	747	747
4	Ally Auto Receivables Trust 2016-1	1.470%	4/15/20	1,185	1,184
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	2,030	2,030
4	Ally Master Owner Trust Series 2017-2	1.579%	6/15/21	32,290	32,340
4,5	American Express Credit Account Master
	Trust 2008-2	2.499%	9/15/20	1,300	1,305
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	9	9
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	172	172
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	20	20

4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	88	88
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	150	150
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	255	257
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	330	333
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	789	790
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	110	111
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	300	300
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	40	40
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	40	40
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	70	72
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.370%	11/8/19	1,193	1,193
4	AmeriCredit Automobile Receivables Trust
	2016-4	1.340%	4/8/20	2,296	2,294
4	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	310	309
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	345	345
4	AmeriCredit Automobile Receivables Trust
	2017-1	1.510%	5/18/20	6,766	6,762
4	AmeriCredit Automobile Receivables Trust
	2017-2	1.650%	9/18/20	16,000	15,994
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	7,580	7,574
4,6	ARI Fleet Lease Trust 2015-A	1.110%	11/15/18	101	101
4,6	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	226	224
4,6	ARI Fleet Lease Trust 2017-A	1.910%	4/15/26	9,000	8,996
4,6	ARL Second LLC 2014-1A	2.920%	6/15/44	266	261
4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-1A	1.920%	9/20/19	150	150
4,6	Avis Budget Rental Car Funding AESOP LLC
	2013-2A	2.970%	2/20/20	8,555	8,620
4	BA Credit Card Trust 2015-A2	1.360%	9/15/20	850	850
4	Banc of America Commercial Mortgage Trust
	2008-1	6.254%	2/10/51	50	50
4,5,6BMW Floorplan Master Owner Trust 2015-1A		1.739%	7/15/20	4,255	4,265
4	BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	1,006	1,006
4	BMW Vehicle Lease Trust 2016-2	1.230%	1/22/19	2,493	2,490
4	BMW Vehicle Lease Trust 2017-2	1.800%	2/20/20	11,000	10,999
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,650	7,655
4,7	Brazos Higher Education Authority Inc. Series
	2011-1	2.117%	2/25/30	175	176
4,5,6Cabela's Credit Card Master Note Trust 2013-
	2A	1.889%	8/16/21	9,925	9,963
4,5	Cabela's Credit Card Master Note Trust 2016-
	1	2.089%	6/15/22	2,780	2,807

4	California Republic Auto Receivables Trust
	2013-2	1.230%	3/15/19	—	—
4,6	California Republic Auto Receivables Trust
	2015-4	2.040%	1/15/20	1,046	1,047
4,6	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	81	82
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	1,496	1,494
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	240	239
4	California Republic Auto Receivables Trust
	2017-1	1.550%	11/15/19	8,536	8,532
4,6	Canadian Pacer Auto Receiveable Trust A
	Series 2017	1.772%	12/19/19	8,000	7,987
4,6	Canadian Pacer Auto Receiveable Trust A
	Series 2017	2.050%	3/19/21	5,920	5,905
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	21	21
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	4	4
4	Capital Auto Receivables Asset Trust 2014-3	3.940%	4/20/23	500	508
4	Capital Auto Receivables Asset Trust 2015-1	2.100%	1/21/20	3,900	3,906
4	Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	584	584
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	260	260
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	500	502
4	Capital Auto Receivables Asset Trust 2015-4	1.620%	3/20/19	534	534
4	Capital Auto Receivables Asset Trust 2016-1	1.980%	10/20/20	1,500	1,501
4	Capital Auto Receivables Asset Trust 2016-2	1.460%	6/22/20	2,250	2,247
4	Capital Auto Receivables Asset Trust 2016-3	1.360%	4/22/19	626	626
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	70	70
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	70	70
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4,6,8Capital Auto Receivables Asset Trust 2017-1		2.020%	8/20/21	6,670	6,669
4	Capital One Multi-Asset Execution Trust 2015-
	A7	1.450%	8/16/21	2,100	2,096
4,5	Capital One Multi-Asset Execution Trust 2016-
	A1	1.689%	2/15/22	4,190	4,212
4,5,6CARDS II Trust 2016-1A		1.939%	7/15/21	13,885	13,928
4,5,6CARDS II Trust 2017-1A		1.609%	4/18/22	4,650	4,663
4	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	873	873
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	73	73
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	95	96
4	CarMax Auto Owner Trust 2016-1	1.610%	11/16/20	1,000	1,000
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	5,000	4,973
4	CarMax Auto Owner Trust 2016-4	1.210%	11/15/19	7,927	7,916
4,5	Chase Issuance Trust 2013-A7	1.669%	9/15/20	1,000	1,003
4	Chase Issuance Trust 2015-A5	1.360%	4/15/20	400	400
4	Chase Issuance Trust 2016-A6	1.100%	1/15/20	30,000	29,982
4,6	Chesapeake Funding II LLC 2016-1A	2.110%	3/15/28	702	698
4,6	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	1,934	1,935
4,6	Chesapeake Funding II LLC 2017-3A	1.910%	8/15/29	20,000	19,935
4,6,8Chesapeake Funding II LLC 2017-4		2.120%	11/15/29	18,000	17,999
4,6	Chrysler Capital Auto Receivables Trust 2014-
	BA	3.440%	8/16/21	800	809
4,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	1.910%	3/16/20	1,097	1,098
4,6	Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	500	509

4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	1,110	1,109
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	2/15/22	70	70
4,6	Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	570	579
4,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.360%	1/15/20	2,450	2,447
4,6	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	40	40
4,5	Citibank Credit Card Issuance Trust 2013-A2	1.518%	5/26/20	13,287	13,303
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	1,007	1,008
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	981	990
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	1.199%	3/10/47	8	8
4,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	267	269
4,5,6Colony American Homes 2014-1A		2.387%	5/17/31	127	127
4,5,6Colony American Homes 2014-1A		2.587%	5/17/31	100	100
4,5,6Colony American Homes 2014-2		2.587%	7/17/31	82	82
4,5,6Colony American Homes 2015-1A		2.437%	7/17/32	201	202
4	COMM 2013-CCRE10 Mortgage Trust	1.278%	8/10/46	99	98
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	1,000	1,011
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/12/46	41	41
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,000	1,009
4	COMM 2014-CCRE14 Mortgage Trust	1.330%	2/10/47	11	11
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	100	101
4	COMM 2014-CCRE16 Mortgage Trust	1.445%	4/10/47	30	30
4	COMM 2014-CCRE17 Mortgage Trust	1.275%	5/10/47	47	47
4	COMM 2014-CCRE18 Mortgage Trust	1.442%	7/15/47	112	111
4	COMM 2014-CCRE21 Mortgage Trust	1.494%	12/10/47	274	273
4	COMM 2014-UBS5 Mortgage Trust	1.373%	9/10/47	73	73
4	COMM 2015-CCRE25 Mortgage Trust	1.737%	8/10/48	284	283
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.307%	2/15/41	115	116
4,6	Dell Equipment Finance Trust 2016-1	1.430%	9/24/18	1,649	1,648
4,6	Dell Equipment Finance Trust 2016-1	1.650%	7/22/21	2,000	1,997
4,6	Dell Equipment Finance Trust 2017-1	1.860%	6/24/19	3,500	3,489
4,6	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	10,170	10,170
4,5	Discover Card Execution Note Trust 2013-A1	1.539%	8/17/20	400	400
4,5	Discover Card Execution Note Trust 2015-A1	1.589%	8/17/20	2,196	2,198
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	2,500	2,496
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	1,000	999
4,5	Discover Card Execution Note Trust 2016-A2	1.779%	9/15/21	330	332
4,6	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	172	172
4,6	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	114	115
4,6	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	145	149
4,6	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	10,107	10,194
4,6	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	270	274
4,6	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	245	245
4,6	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	10,570	10,683
4,6	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	2,200	2,275
4,6	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	990	990
4,6	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	1,110	1,113
4,6	Drive Auto Receivables Trust 2016-C	3.020%	11/15/21	7,500	7,585
4,6	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	1,240	1,278

4	Drive Auto Receivables Trust 2017-1	1.670%	5/15/19	11,891	11,891
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	920	920
4	Drive Auto Receivables Trust 2017-1	2.360%	3/15/21	28,500	28,527
4	Drive Auto Receivables Trust 2017-2	1.630%	8/15/19	17,250	17,248
4	Drive Auto Receivables Trust 2017-3	1.650%	8/15/19	8,770	8,770
4	Drive Auto Receivables Trust 2017-3	1.850%	4/15/20	9,200	9,199
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	10,620	10,621
4	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	7,120	7,140
4,6	Drive Auto Receivables Trust 2017-AA	1.480%	3/15/19	560	560
4,6	Drive Auto Receivables Trust 2017-AA	1.770%	1/15/20	10,010	10,014
4,6	Drive Auto Receivables Trust 2017-BA	1.740%	6/17/19	15,000	15,006
4,6	Drive Auto Receivables Trust 2017-BA	2.200%	5/15/20	7,500	7,509
4,6	Enterprise Fleet Financing LLC Series 2015-1	1.300%	9/20/20	26	26
4,6	Enterprise Fleet Financing LLC Series 2015-2	1.590%	2/22/21	460	459
4,6	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	1,690	1,690
4,6	Enterprise Fleet Financing LLC Series 2016-1	1.830%	9/20/21	675	673
4,6	Enterprise Fleet Financing LLC Series 2016-2	1.740%	2/22/22	2,378	2,371
4,6	Enterprise Fleet Financing LLC Series 2017-1	2.130%	7/20/22	3,000	3,001
4,6	Enterprise Fleet Financing LLC Series 2017-2	1.970%	1/20/23	8,750	8,754
4,6	Enterprise Fleet Financing LLC Series 2017-3	2.130%	5/22/23	12,000	12,000
4,5,6Evergreen Credit Card Trust Series 2016-1		1.959%	4/15/20	4,665	4,677
4,5,6Evergreen Credit Card Trust Series 2016-3		1.739%	11/16/20	1,230	1,235
4,5,6Evergreen Credit Card Trust Series 2017-1		1.499%	10/15/21	14,000	14,011
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C04	2.688%	1/25/29	250	252
3,4,5Fannie Mae Connecticut Avenue Securities
	2016-C05	2.588%	1/25/29	645	648
4,5	First National Master Note Trust 2017-1	1.639%	4/18/22	4,360	4,363
4,6	Flagship Credit Auto Trust 2016-4	1.470%	3/16/20	2,981	2,979
4,6	Flagship Credit Auto Trust 2017-1	1.930%	12/15/21	7,793	7,793
4,6	Flagship Credit Auto Trust 2017-1	2.830%	3/15/23	3,000	3,006
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	490	491
4	Ford Credit Auto Lease Trust 2016-A	1.850%	7/15/19	500	500
4	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,210	9,211
4,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	9,200	9,253
4,6	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	800	803
4,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,700	1,712
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	678	677
4	Ford Credit Auto Owner Trust 2016-A	1.390%	7/15/20	1,250	1,248
4	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	700	695
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	160	158
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.739%	2/15/21	1,265	1,269
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	827	829
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-1	1.639%	1/15/20	6,250	6,253
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-4	1.770%	8/15/20	1,400	1,401
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2015-4	1.839%	8/15/20	4,280	4,295
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	2.139%	2/15/21	4,760	4,800
4	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.550%	7/15/21	3,520	3,500
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.769%	7/15/20	1,695	1,699

4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2016-5	1.699%	11/15/21	8,000	8,037
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.488%	10/25/28	25	25
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.438%	10/25/28	250	254
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.338%	12/25/28	90	90
3,4,5Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.238%	12/25/28	250	255
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	25	25
4,6	FRS I LLC 2013-1A	3.080%	4/15/43	1,730	1,725
4	GM Financial Automobile Leasing Trust 2015-
	2	1.680%	12/20/18	4,049	4,050
4	GM Financial Automobile Leasing Trust 2015-
	2	2.420%	7/22/19	250	250
4	GM Financial Automobile Leasing Trust 2015-
	2	2.990%	7/22/19	120	120
4	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	1,929	1,929
4	GM Financial Automobile Leasing Trust 2015-
	3	2.320%	11/20/19	50	50
4	GM Financial Automobile Leasing Trust 2015-
	3	2.980%	11/20/19	120	121
4	GM Financial Automobile Leasing Trust 2015-
	3	3.480%	8/20/20	2,144	2,165
4	GM Financial Automobile Leasing Trust 2016-
	1	1.790%	3/20/20	150	150
4	GM Financial Automobile Leasing Trust 2016-
	2	2.580%	3/20/20	240	239
4	GM Financial Automobile Leasing Trust 2016-
	3	1.350%	2/20/19	5,416	5,410
4	GM Financial Automobile Leasing Trust 2017-
	1	2.260%	8/20/20	1,800	1,807
4	GM Financial Automobile Leasing Trust 2017-
	2	2.020%	9/21/20	16,250	16,269
4	GM Financial Automobile Leasing Trust 2017-
	3	1.720%	1/21/20	4,820	4,810
4	GM Financial Automobile Leasing Trust 2017-
	3	2.010%	11/20/20	730	729
4	GM Financial Automobile Leasing Trust 2017-
	3	2.120%	9/20/21	660	659
4	GM Financial Automobile Leasing Trust 2017-
	3	2.400%	9/20/21	1,150	1,146
4	GM Financial Automobile Leasing Trust 2017-
	3	2.730%	9/20/21	450	447
4,6	GM Financial Consumer Automobile 2017-3A	1.970%	5/16/22	10,500	10,494
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.650%	5/15/20	450	450
4,6	GMF Floorplan Owner Revolving Trust 2015-1	1.970%	5/15/20	820	820
4,5,6GMF Floorplan Owner Revolving Trust 2016-1		2.089%	5/17/21	1,130	1,140
4,6	GMF Floorplan Owner Revolving Trust 2016-1	2.410%	5/17/21	300	300
4,6	GMF Floorplan Owner Revolving Trust 2016-1	2.850%	5/17/21	220	218
4,5,6Golden Credit Card Trust 2014-2A		1.689%	3/15/21	3,335	3,342
4,5,6Golden Credit Card Trust 2015-1A		1.679%	2/15/20	3,490	3,493
4,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	7,740	7,670
4,6,7Gosforth Funding 2016-1A plc		2.015%	2/15/58	814	816
4,6,7Gosforth Funding 2017-1A plc		1.787%	12/19/59	18,000	18,014

4,6	GreatAmerica Leasing Receivables Funding
	LLC Series 2017-1	1.720%	4/22/19	5,000	4,998
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	966	970
4	GS Mortgage Securities Trust 2014-GC22	1.290%	6/10/47	26	26
4	Harley-Davidson Motorcycle Trust 2015-2	1.300%	3/16/20	1,219	1,218
4,5,6Hertz Fleet Lease Funding LP 2016-1		2.335%	4/10/30	2,108	2,107
4,6	Hertz Vehicle Financing II LP 2015-2A	2.020%	9/25/19	2,135	2,114
4,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	5,560	5,554
4,6	Hertz Vehicle Financing LLC 2016-1A	2.320%	3/25/20	2,100	2,086
4,6	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	420	419
4	Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	800	799
4	Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	589	589
4	Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	290	290
4	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	2,452	2,447
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	1.660%	7/15/19	1,000	1,000
4,6	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	250	250
4,6	Hyundai Auto Lease Securitization Trust
	2016-A	1.600%	7/15/19	989	989
4,6	Hyundai Auto Lease Securitization Trust
	2016-C	1.300%	3/15/19	4,444	4,439
4,6	Hyundai Auto Lease Securitization Trust
	2017-A	2.130%	4/15/21	7,400	7,406
4,6	Hyundai Auto Lease Securitization Trust
	2017-B	1.970%	7/15/20	24,000	24,029
4	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	888	887
4	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,000	999
4	Hyundai Auto Receivables Trust 2016-B	1.120%	10/15/19	5,090	5,080
4,6	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	320	320
7	Illinois Student Assistance Commission Series
	2010-1	2.417%	4/25/22	23	23
4,5,6Invitation Homes 2014-SFR2 Trust		2.837%	9/17/31	100	100
4,5,6Invitation Homes 2015-SFR2 Trust		2.587%	6/17/32	97	98
4	John Deere Owner Trust 2015-B	1.440%	10/15/19	1,118	1,118
4	John Deere Owner Trust 2016-B	1.490%	5/15/23	130	129
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	1	1
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	158	159
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	1.268%	7/15/47	179	178
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	83	84
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	278	280
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	1.254%	2/15/47	73	73
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	1.266%	4/15/47	11	11
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	1.322%	8/15/47	69	69
4,5,6Master Credit Card Trust II Series 2016-1A		1.989%	9/23/19	3,670	3,679
4,6	Master Credit Card Trust II Series 2016-1A	2.570%	9/23/19	5,000	5,007
4,6	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	7,900	7,938
4	Mercedes-Benz Auto Lease Trust 2016-B	1.150%	1/15/19	2,575	2,574

4	Mercedes-Benz Auto Receivables Trust 2015-
	1	1.340%	12/16/19	684	684
4,5,6Mercedes-Benz Master Owner Trust 2015-BA		1.619%	4/15/20	1,000	1,001
4,5,6Mercedes-Benz Master Owner Trust 2016-AA		1.819%	5/15/20	3,500	3,508
4,5,6Mercedes-Benz Master Owner Trust 2016-B		1.939%	5/17/21	2,560	2,578
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	3	3
4,6	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	14	14
4,6	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	71	71
4,6	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	4,250	4,246
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	929	937
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	1.313%	10/15/46	104	104
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	1.551%	8/15/47	135	134
4,5,6Motor plc 2017 1A		1.768%	9/25/24	12,940	13,062
4,5	Navient Student Loan Trust 2015-2	1.518%	11/25/24	83	83
4,5	Navient Student Loan Trust 2015-3	1.558%	7/25/30	338	338
4,5,6Navient Student Loan Trust 2016-2		1.988%	6/25/65	311	312
4,5,6Navient Student Loan Trust 2016-3		1.838%	6/25/65	352	352
4,5,6Navient Student Loan Trust 2016-6A		1.718%	3/25/66	6,846	6,861
4,5,6Navient Student Loan Trust 2017-1		1.638%	7/26/66	14,785	14,790
4,5,6Navient Student Loan Trust 2017-3A		1.538%	7/26/66	9,916	9,928
4,5,6Navient Student Loan Trust 2017-4A		1.478%	9/27/66	15,923	15,928
4,5,6Navient Student Loan Trust 2017-A		1.640%	12/16/58	5,160	5,160
4,5,6Navistar Financial Dealer Note Master Trust II
	2016-1A	2.588%	9/27/21	1,480	1,491
4,5,6Navistar Financial Dealer Note Master Trust II
	2017-1A	2.018%	6/27/22	1,600	1,601
4,5	New Mexico Educational Assistance
	Foundation 2013-1	1.935%	1/2/25	86	86
4,6	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	1,850	1,861
4	Nissan Auto Lease Trust 2016-A	1.650%	10/15/21	1,060	1,059
4	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	2,220	2,216
4	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	1,530	1,530
4	Nissan Auto Lease Trust 2017-B	1.830%	12/16/19	36,000	35,982
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	12,250	12,235
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	1,471	1,469
4	Nissan Auto Receivables 2016-A Owner Trust	1.340%	10/15/20	2,000	1,994
4	Nissan Auto Receivables 2016-B Owner Trust	1.320%	1/15/21	500	498
4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	61	61
4,5	Nissan Master Owner Trust Receivables
	Series 2016-A	1.879%	6/15/21	2,000	2,015
7	North Carolina State Education Assistance
	Authority 2011-1	2.267%	1/26/26	14	14
4,5,6Pepper Residential Securities Trust 2016A-
	A1U2	1.888%	3/13/18	18,375	18,365
4,5,6Pepper Residential Securities Trust 2017A-
	A1UA	2.338%	3/10/58	4,861	4,862
4,5,6Pepper Residential Securities Trust 2018A-
	A1UA	2.188%	3/12/47	32,241	32,221
4,5,6,8 Pepper Residential Securities Trust 2019A-
	A1U1	0.000%	10/12/18	11,200	11,200
4,5,6PFS Financing Corp. 2015-AA		1.859%	4/15/20	100	100
4,5,6PFS Financing Corp. 2016-A		2.439%	2/18/20	3,070	3,078

4,5,6PFS Financing Corp. 2017-AA		1.819%	3/15/21	20,750	20,778
4,5,6PFS Financing Corp. 2017-C		1.708%	10/15/21	12,100	12,100
4,6	Porsche Innovative Lease Owner Trust 2015-
	1	1.430%	5/21/21	368	368
4,5,6Resimac Premier Series 2016-1A		2.628%	10/10/47	2,474	2,481
4,5,6Resimac Premier Series 2017-1A		2.187%	9/11/48	27,086	27,073
	Royal Bank of Canada	2.200%	9/23/19	855	858
4	Santander Drive Auto Receivables Trust
	2014-4	2.600%	11/16/20	1,826	1,831
4	Santander Drive Auto Receivables Trust
	2015-1	2.570%	4/15/21	1,850	1,857
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	283	283
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	400	404
4	Santander Drive Auto Receivables Trust
	2016-1	1.620%	3/16/20	1,162	1,162
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	230	231
4	Santander Drive Auto Receivables Trust
	2016-2	1.560%	5/15/20	2,582	2,582
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	170
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	111
4	Santander Drive Auto Receivables Trust
	2016-3	1.340%	11/15/19	1,728	1,727
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	540	539
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	5,440	5,459
4	Santander Drive Auto Receivables Trust
	2017-1	1.490%	2/18/20	7,199	7,194
4	Santander Drive Auto Receivables Trust
	2017-1	1.770%	9/15/20	2,740	2,738
4	Santander Drive Auto Receivables Trust
	2017-2	1.600%	3/16/20	26,000	25,988
4	Santander Drive Auto Receivables Trust
	2017-2	2.210%	10/15/21	11,000	11,005
4	Santander Drive Auto Receivables Trust
	2017-3	1.670%	6/15/20	11,010	11,004
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	9,280	9,258
4	Santander Drive Auto Receivables Trust
	2017-3	2.190%	3/15/22	15,000	14,941
4,6	Securitized Term Auto Receivables Trust
	2016-1A	1.284%	11/26/18	3,249	3,247
4,6	Securitized Term Auto Receivables Trust
	2017-1A	1.510%	4/25/19	10,818	10,810
4,6	Securitized Term Auto Receivables Trust
	2017-2A	1.775%	1/27/20	12,500	12,500
4,6	Securitized Term Auto Receivables Trust
	2017-2A	2.040%	4/26/21	6,430	6,430
4,6	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	47	48
4,6	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	4,602	4,632
4,6	SLM Private Education Loan Trust 2012-D	2.950%	2/15/46	5,681	5,685
4,6	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	93	93

4,5,6SLM Private Education Loan Trust 2013-C		2.639%	10/15/31	7,126	7,209
4,7	SLM Student Loan Trust 2005-5	1.467%	4/25/25	66	66
4	SMART ABS Series 2016-2US Trust	1.450%	8/14/19	6,934	6,920
4,5,6SMB Private Education Loan Trust 2015-A		1.839%	7/17/23	386	386
4,5,6SMB Private Education Loan Trust 2016-A		1.939%	5/15/23	469	469
4,5,6SMB Private Education Loan Trust 2016-B		1.889%	11/15/23	907	908
4,5,6SMB Private Education Loan Trust 2016-C		1.789%	11/15/23	3,236	3,243
4,5,6SMB Private Education Loan Trust 2017-A		1.689%	6/17/24	3,326	3,332
4,6	SoFi Professional Loan Program 2016-B LLC	1.680%	3/25/31	627	627
4,6	SoFi Professional Loan Program 2016-C LLC	1.480%	5/26/31	871	868
4,6	SoFi Professional Loan Program 2016-D LLC	1.530%	4/25/33	3,439	3,429
4,6	SoFi Professional Loan Program 2016-E LLC	1.630%	1/25/36	1,914	1,908
4,6	SoFi Professional Loan Program 2017-A LLC	1.550%	3/26/40	3,625	3,612
4,6	SoFi Professional Loan Program 2017-B LLC	1.830%	5/25/40	6,817	6,810
4,6	SoFi Professional Loan Program 2017-C LLC	1.750%	7/25/40	6,068	6,056
4,6	SoFi Professional Loan Program 2017-D LLC	1.720%	9/25/40	8,313	8,297
4,6	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	14,300	14,271
4	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	7,225	7,226
4	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	250	250
4	Synchrony Credit Card Master Note Trust
	2015-3	1.740%	9/15/21	2,750	2,751
4	Synchrony Credit Card Master Note Trust
	2015-3	1.940%	9/15/21	9,209	9,204
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,180	1,183
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	4,640	4,611
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	3,190	3,166
4,6	TCF Auto Receivables Owner Trust 2016-PT1	1.930%	6/15/22	27,722	27,704
4,6	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	9	9
6	Toronto-Dominion Bank	1.950%	4/2/20	15,081	15,018
4,5,6Trillium Credit Card Trust II 2016-1A		1.960%	5/26/21	9,140	9,170
4,6	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	978	978
4	USAA Auto Owner Trust 2015-1	1.540%	11/16/20	1,400	1,399
4,6	Verizon Owner Trust 2016-2A	1.680%	5/20/21	2,130	2,122
4,6	Verizon Owner Trust 2017-1A	2.060%	9/20/21	8,500	8,513
4,6	Verizon Owner Trust 2017-2A	1.920%	12/20/21	35,000	34,957
4,6	Verizon Owner Trust 2017-3	2.060%	4/20/22	7,500	7,501
4,6	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	160	159
4,6	Volvo Financial Equipment LLC Series 2017-
	1A	1.550%	10/15/19	12,000	11,988
4,6	Volvo Financial Equipment LLC Series 2017-
	1A	1.920%	3/15/21	6,000	5,984
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	1.676%	7/15/46	127	126
4,5	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-1	1.739%	1/20/20	3,201	3,203
4,6	Wendys Funding LLC 2015-1A	3.371%	6/15/45	13,750	13,840
6	Westpac Banking Corp.	1.375%	5/30/18	6,500	6,484
6	Westpac Banking Corp.	1.850%	11/26/18	5,151	5,150
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	46	47

4	WFRBS Commercial Mortgage Trust 2013-
	C16	1.406%	9/15/46	15	15
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	100	101
4	WFRBS Commercial Mortgage Trust 2013-
	UBS1	1.122%	3/15/46	13	13
4,6	Wheels SPV 2 LLC 2015-1A	1.810%	4/22/24	200	199
4,6	Wheels SPV 2 LLC 2016-1A	1.590%	5/20/25	1,153	1,152
4,6	Wheels SPV 2 LLC 2017-1A	1.880%	4/20/26	19,300	19,268
4,5	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.719%	2/15/22	19,370	19,405
4	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	420	420
4	World Omni Auto Receivables Trust 2016-B	1.100%	1/15/20	4,422	4,417
4	World Omni Automobile Lease Securitization
	Trust 2017-A	2.320%	8/15/22	1,530	1,538
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,535,744)					1,535,421
Corporate Bonds (35.5%)
Finance (12.9%)
	Banking (10.8%)
	American Express Credit Corp.	1.800%	7/31/18	645	645
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,991
	Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	842	842
	Bank of America Corp.	5.750%	12/1/17	1,000	1,003
	Bank of America Corp.	2.000%	1/11/18	2,300	2,302
	Bank of America Corp.	2.600%	1/15/19	4,035	4,061
	Bank of America Corp.	2.650%	4/1/19	750	756
	Bank of Nova Scotia	1.650%	6/14/19	200	199
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,500	1,500
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	1,000	1,006
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	9,020	9,017
	BB&T Corp.	1.450%	1/12/18	7,951	7,951
	Branch Banking & Trust Co.	2.100%	1/15/20	8,500	8,526
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	842	842
	Capital One Bank USA NA	2.150%	11/21/18	300	301
	Capital One NA	1.650%	2/5/18	6,925	6,923
	Capital One NA	1.500%	3/22/18	342	342
	Capital One NA	2.350%	8/17/18	2,090	2,096
	Citigroup Inc.	1.850%	11/24/17	930	930
	Citigroup Inc.	1.700%	4/27/18	2,200	2,199
	Citigroup Inc.	1.750%	5/1/18	3,000	2,999
	Citigroup Inc.	2.500%	9/26/18	1,500	1,508
	Citigroup Inc.	2.050%	12/7/18	1,500	1,501
	Citigroup Inc.	2.550%	4/8/19	625	629
6	Commonwealth Bank of Australia	4.650%	6/15/18	9,200	9,338
	Commonwealth Bank of Australia	1.750%	11/2/18	4,200	4,200
	Commonwealth Bank of Australia	2.250%	3/13/19	5,650	5,669
	Cooperatieve Rabobank UA	2.250%	1/14/19	14,500	14,569
6	Danske Bank A/S	1.650%	9/6/19	1,500	1,486
	Discover Bank	2.000%	2/21/18	4,883	4,888
	Discover Bank	2.600%	11/13/18	4,400	4,424
	Fifth Third Bancorp	4.500%	6/1/18	529	537
	Goldman Sachs Group Inc.	5.950%	1/18/18	625	631
	Goldman Sachs Group Inc.	2.375%	1/22/18	3,000	3,005
	Goldman Sachs Group Inc.	6.150%	4/1/18	650	662
	Goldman Sachs Group Inc.	2.900%	7/19/18	11,355	11,440
	Goldman Sachs Group Inc.	2.625%	1/31/19	748	754
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,755	2,762

	HSBC USA Inc.	1.625%	1/16/18	6,425	6,425
	HSBC USA Inc.	1.700%	3/5/18	8,193	8,196
	Huntington Bancshares Inc.	2.600%	8/2/18	1,043	1,049
	Huntington National Bank	1.700%	2/26/18	4,850	4,851
	Huntington National Bank	2.200%	11/6/18	1,300	1,303
6	ING Bank NV	1.800%	3/16/18	1,415	1,416
6	ING Bank NV	2.050%	8/17/18	1,610	1,610
6	ING Bank NV	2.300%	3/22/19	2,380	2,388
	JPMorgan Chase & Co.	6.000%	1/15/18	730	737
	JPMorgan Chase & Co.	1.800%	1/25/18	1,000	1,001
	JPMorgan Chase & Co.	1.700%	3/1/18	10,374	10,374
	JPMorgan Chase & Co.	1.625%	5/15/18	3,500	3,499
	JPMorgan Chase & Co.	6.300%	4/23/19	3,000	3,187
	KeyBank NA	1.650%	2/1/18	6,680	6,681
	KeyBank NA	1.600%	8/22/19	1,800	1,788
	Lloyds Bank plc	2.300%	11/27/18	4,250	4,269
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	9,490	9,533
	Morgan Stanley	1.875%	1/5/18	9,831	9,837
	Morgan Stanley	2.125%	4/25/18	3,000	3,005
	Morgan Stanley	2.500%	1/24/19	7,322	7,371
	National Australia Bank Ltd.	1.875%	7/23/18	760	761
	National Australia Bank Ltd.	2.250%	1/10/20	8,000	8,017
	National Bank of Canada	2.100%	12/14/18	2,100	2,105
6	Nordea Bank AB	1.625%	9/30/19	5,600	5,556
	PNC Bank NA	6.875%	4/1/18	6,031	6,161
	PNC Bank NA	1.700%	12/7/18	4,000	3,994
	PNC Bank NA	1.450%	7/29/19	2,600	2,578
	Royal Bank of Canada	1.800%	7/30/18	2,395	2,398
	Royal Bank of Canada	2.150%	3/15/19	6,936	6,965
	Royal Bank of Canada	1.500%	7/29/19	2,500	2,482
	Santander Holdings USA Inc.	2.700%	5/24/19	2,247	2,260
6	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	2,000	2,001
6	Skandinaviska Enskilda Banken AB	2.375%	11/20/18	2,800	2,813
6	Skandinaviska Enskilda Banken AB	2.375%	3/25/19	720	725
	State Street Corp.	1.350%	5/15/18	350	350
	Sumitomo Mitsui Banking Corp.	1.750%	1/16/18	2,500	2,501
	Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	1,700	1,702
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	6,000	6,000
	Svenska Handelsbanken AB	1.625%	3/21/18	3,200	3,201
	Svenska Handelsbanken AB	2.500%	1/25/19	6,860	6,914
	Svenska Handelsbanken AB	2.250%	6/17/19	5,000	5,028
6	Swedbank AB	2.375%	2/27/19	1,061	1,066
	Synchrony Financial	2.600%	1/15/19	9,325	9,374
	Toronto-Dominion Bank	2.625%	9/10/18	1,100	1,109
6,7	UBS AG	1.637%	12/7/18	14,000	14,033
	US Bank NA	1.350%	1/26/18	4,900	4,899
	US Bank NA	1.450%	1/29/18	2,774	2,774
	Wells Fargo & Co.	1.500%	1/16/18	1,500	1,500
	Wells Fargo & Co.	2.150%	1/15/19	11,000	11,035
	Wells Fargo Bank NA	1.750%	5/24/19	1,600	1,596
	Wells Fargo Bank NA	2.150%	12/6/19	470	471
	Westpac Banking Corp.	2.250%	1/17/19	7,244	7,278
	Westpac Banking Corp.	1.650%	5/13/19	6,500	6,466
	Westpac Banking Corp.	1.600%	8/19/19	3,000	2,980

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	2,200	2,247
Air Lease Corp.	2.125%	1/15/18	5,283	5,288
International Lease Finance Corp.	3.875%	4/15/18	4,750	4,791

Insurance (0.5%)
Aetna Inc.	1.700%	6/7/18	1,700	1,701
6 AIA GROUP Ltd.	2.250%	3/11/19	1,430	1,429
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	8,305	8,348
6 Metropolitan Life Global Funding I	1.350%	9/14/18	1,361	1,356
6 Pricoa Global Funding I	1.900%	9/21/18	1,735	1,737
6 Reliance Standard Life Global Funding II	2.150%	10/15/18	1,560	1,565
Travelers Cos. Inc.	5.750%	12/15/17	1,302	1,309

Real Estate Investment Trusts (1.2%)
Brandywine Operating Partnership LP	4.950%	4/15/18	9,687	9,803
HCP Inc.	3.750%	2/1/19	165	168
Kilroy Realty LP	4.800%	7/15/18	4,251	4,310
Realty Income Corp.	2.000%	1/31/18	7,896	7,899
UDR Inc.	4.250%	6/1/18	1,083	1,100
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	9,000	9,005
Welltower Inc.	2.250%	3/15/18	6,464	6,478
				420,581
Industrial (18.5%)
Basic Industry (1.5%)
Agrium Inc.	6.750%	1/15/19	650	685
6 Air Liquide Finance SA	1.375%	9/27/19	4,000	3,953
Air Products & Chemicals Inc.	4.375%	8/21/19	4,120	4,299
Airgas Inc.	1.650%	2/15/18	1,251	1,251
Dow Chemical Co.	5.700%	5/15/18	5,735	5,854
Dow Chemical Co.	8.550%	5/15/19	2,555	2,805
Ecolab Inc.	1.450%	12/8/17	2,001	2,001
LyondellBasell Industries NV	5.000%	4/15/19	11,350	11,730
RPM International Inc.	6.500%	2/15/18	9,392	9,518
WestRock RKT Co.	4.450%	3/1/19	7,930	8,156

Capital Goods (1.2%)
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,400	1,504
Caterpillar Financial Services Corp.	1.800%	11/13/18	2,738	2,740
Caterpillar Financial Services Corp.	7.150%	2/15/19	510	544
Caterpillar Financial Services Corp.	1.350%	5/18/19	690	685
Caterpillar Financial Services Corp.	2.100%	1/10/20	4,000	4,015
Fortive Corp.	1.800%	6/15/19	1,600	1,590
General Electric Capital Corp.	6.000%	8/7/19	3,000	3,220
General Electric Co.	5.250%	12/6/17	2,560	2,570
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,810	1,878
John Deere Capital Corp.	1.950%	1/8/19	500	501
John Deere Capital Corp.	1.250%	10/9/19	2,000	1,974
Parker-Hannifin Corp.	5.500%	5/15/18	11,524	11,774
Parker-Hannifin Corp.	6.550%	7/15/18	1,905	1,968
Precision Castparts Corp.	1.250%	1/15/18	2,025	2,024
6 Siemens Financieringsmaatschappij NV	1.300%	9/13/19	2,500	2,468

Communication (1.3%)
America Movil SAB de CV	5.625%	11/15/17	10,000	10,014
AT&T Inc.	1.400%	12/1/17	600	600

	British Telecommunications plc	5.950%	1/15/18	2,000	2,016
	Deutsche Telekom International Finance BV	6.750%	8/20/18	3,500	3,635
	Discovery Communications LLC	2.200%	9/20/19	9,000	9,009
	Grupo Televisa SAB	6.000%	5/15/18	2,745	2,797
	Moody's Corp.	2.750%	7/15/19	3,000	3,033
	Orange SA	2.750%	2/6/19	800	809
	Orange SA	1.625%	11/3/19	2,200	2,181
	S&P Global Inc.	2.500%	8/15/18	1,800	1,809
	Time Warner Cable LLC	6.750%	7/1/18	8,000	8,255

	Consumer Cyclical (3.9%)
	American Honda Finance Corp.	1.550%	12/11/17	2,400	2,401
	American Honda Finance Corp.	1.700%	2/22/19	5,988	5,992
	AutoZone Inc.	1.625%	4/21/19	1,450	1,439
6	BMW US Capital LLC	1.500%	4/11/19	800	795
6	BMW US Capital LLC	1.450%	9/13/19	3,000	2,976
	CVS Health Corp.	1.900%	7/20/18	2,800	2,802
	Dollar General Corp.	1.875%	4/15/18	10,200	10,201
	Ford Motor Credit Co. LLC	2.375%	1/16/18	1,059	1,060
	Ford Motor Credit Co. LLC	5.000%	5/15/18	300	305
	General Motors Co.	3.500%	10/2/18	1,592	1,615
7	General Motors Financial Co. Inc.	3.419%	1/15/19	882	898
7	General Motors Financial Co. Inc.	2.761%	5/9/19	7,010	7,110
6	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	4,218	4,218
6	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	5,610	5,615
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	5,595	5,611
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	4,684	4,829
6	Hyundai Capital America	2.000%	3/19/18	1,250	1,249
6	Hyundai Capital America	2.875%	8/9/18	4,250	4,267
	Marriott International Inc.	6.750%	5/15/18	3,775	3,872
	Marriott International Inc.	3.000%	3/1/19	2,650	2,676
6	Nissan Motor Acceptance Corp.	1.500%	3/2/18	3,357	3,355
6	Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,265	1,266
6	Nissan Motor Acceptance Corp.	2.650%	9/26/18	4,729	4,762
6	Nissan Motor Acceptance Corp.	2.350%	3/4/19	6,791	6,817
6	Nissan Motor Acceptance Corp.	2.000%	3/8/19	1,250	1,249
6	Nissan Motor Acceptance Corp.	1.550%	9/13/19	10,500	10,385
6,7	Nissan Motor Acceptance Corp.	1.837%	9/13/19	3,578	3,594
	PACCAR Financial Corp.	1.750%	8/14/18	290	290
	Toyota Motor Credit Corp.	1.375%	1/10/18	400	400
6	Volkswagen Group of America Finance LLC	1.650%	5/22/18	7,940	7,928
6	Volkswagen Group of America Finance LLC	2.125%	5/23/19	1,500	1,499
6	Wesfarmers Ltd.	1.874%	3/20/18	8,373	8,386
7	Western Union Co.	2.115%	5/22/19	8,000	8,000

	Consumer Noncyclical (4.5%)
	Abbott Laboratories	5.125%	4/1/19	2,007	2,094
	Abbott Laboratories	2.350%	11/22/19	2,500	2,515
	AbbVie Inc.	1.800%	5/14/18	7,064	7,070
	AbbVie Inc.	2.000%	11/6/18	800	802
	Agilent Technologies Inc.	6.500%	11/1/17	116	116
	Allergan Funding SCS	2.350%	3/12/18	7,079	7,096
	Altria Group Inc.	9.700%	11/10/18	6,821	7,355
	Amgen Inc.	6.150%	6/1/18	944	970
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	2,500	2,500
	Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	10,000	10,009
	Anheuser-Busch InBev Worldwide Inc.	2.200%	8/1/18	1,125	1,128

Baxalta Inc.	2.000%	6/22/18	5,250	5,265
Biogen Inc.	6.875%	3/1/18	1,500	1,528
Celgene Corp.	2.125%	8/15/18	2,100	2,105
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	1,222	1,226
Constellation Brands Inc.	3.875%	11/15/19	5,000	5,173
Express Scripts Holding Co.	2.250%	6/15/19	9,500	9,533
Gilead Sciences Inc.	1.850%	9/4/18	500	501
Hershey Co.	1.600%	8/21/18	1,100	1,099
JM Smucker Co.	1.750%	3/15/18	1,000	1,001
Kraft Foods Group Inc.	6.125%	8/23/18	8,000	8,273
Mylan Inc.	2.600%	6/24/18	11,182	11,229
Mylan Inc.	2.550%	3/28/19	3,654	3,667
Newell Brands Inc.	2.050%	12/1/17	5,496	5,498
Newell Brands Inc.	2.600%	3/29/19	977	985
Philip Morris International Inc.	5.650%	5/16/18	7,000	7,151
Reynolds American Inc.	2.300%	6/12/18	7,600	7,621
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	2,200	2,191
Stryker Corp.	1.300%	4/1/18	1,200	1,199
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	7,800	7,756
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	8,000	7,829
7 Tyson Foods Inc.	1.768%	5/30/19	7,000	7,017
Zimmer Biomet Holdings Inc.	2.000%	4/1/18	6,750	6,754

Energy (2.8%)
Anadarko Petroleum Corp.	6.950%	6/15/19	2,475	2,654
BP Capital Markets plc	1.375%	5/10/18	8,000	7,994
BP Capital Markets plc	2.241%	9/26/18	2,900	2,915
BP Capital Markets plc	4.750%	3/10/19	6,000	6,233
Canadian Natural Resources Ltd.	1.750%	1/15/18	7,000	7,000
Cenovus Energy Inc.	5.700%	10/15/19	8,000	8,480
Chevron Corp.	1.344%	11/9/17	2,000	2,000
Chevron Corp.	1.345%	11/15/17	2,500	2,500
Chevron Corp.	4.950%	3/3/19	1,250	1,302
ConocoPhillips Co.	1.050%	12/15/17	10,000	9,996
Enterprise Products Operating LLC	1.650%	5/7/18	700	700
EOG Resources Inc.	5.625%	6/1/19	2,450	2,582
Kinder Morgan Energy Partners LP	5.950%	2/15/18	17	17
Kinder Morgan Inc.	2.000%	12/1/17	17	17
Marathon Oil Corp.	2.700%	6/1/20	8,000	7,984
Occidental Petroleum Corp.	1.500%	2/15/18	11,350	11,351
Petro-Canada	6.050%	5/15/18	2,840	2,903
6 Schlumberger Holdings Corp.	2.350%	12/21/18	10,000	10,048
Shell International Finance BV	1.250%	11/10/17	1,500	1,500
Shell International Finance BV	1.375%	9/12/19	3,000	2,977

Technology (2.8%)
Amphenol Corp.	2.550%	1/30/19	9,827	9,898
6 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	5,000	5,024
CA Inc.	2.875%	8/15/18	7,220	7,263
DXC Technology Co.	2.875%	3/27/20	6,000	6,064
Fidelity National Information Services Inc.	2.000%	4/15/18	6,075	6,086
Fidelity National Information Services Inc.	2.850%	10/15/18	3,766	3,803
Hewlett Packard Enterprise Co.	2.850%	10/5/18	8,405	8,475
KLA-Tencor Corp.	2.375%	11/1/17	7,355	7,355

NetApp Inc.	2.000%	9/27/19	10,000	9,970
7 QUALCOMM Inc.	1.676%	5/20/19	15,000	15,056
Total System Services Inc.	2.375%	6/1/18	8,667	8,688
Tyco Electronics Group SA	2.375%	12/17/18	1,315	1,319
Tyco Electronics Group SA	2.350%	8/1/19	500	501
Verisk Analytics Inc.	4.875%	1/15/19	501	516

Transportation (0.5%)
4 Burlington Northern and Santa Fe Railway Co.
1999-2 Pass Through Trust	7.570%	1/2/21	1,507	1,582
Canadian National Railway Co.	5.850%	11/15/17	3,145	3,148
Canadian National Railway Co.	5.550%	3/1/19	5,000	5,239
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,172	1,273
Ryder System Inc.	2.500%	3/1/18	2,800	2,807
4 US Airways 2012-1 Class B Pass Through
Trust	8.000%	10/1/19	2,161	2,336
				605,539
Utilities (4.1%)
Electric (4.1%)
Arizona Public Service Co.	2.200%	1/15/20	1,100	1,100
Berkshire Hathaway Energy Co.	5.750%	4/1/18	3,651	3,705
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	900	949
Consumers Energy Co.	5.650%	9/15/18	2,221	2,292
Consumers Energy Co.	6.125%	3/15/19	125	132
Dominion Energy Inc.	1.875%	1/15/19	1,045	1,042
Dominion Energy Inc.	5.200%	8/15/19	130	137
Duke Energy Carolinas LLC	5.250%	1/15/18	11,000	11,089
Duke Energy Carolinas LLC	7.000%	11/15/18	723	762
Duke Energy Corp.	6.250%	6/15/18	642	660
Duke Energy Florida LLC	5.650%	6/15/18	50	51
6 EDP Finance BV	4.900%	10/1/19	2,998	3,143
6 EDP Finance BV	4.125%	1/15/20	2,440	2,528
Emera US Finance LP	2.150%	6/15/19	3,000	2,994
Entergy Louisiana LLC	6.500%	9/1/18	580	602
Exelon Generation Co. LLC	2.950%	1/15/20	3,500	3,557
Georgia Power Co.	1.950%	12/1/18	10,275	10,278
MidAmerican Energy Co.	5.300%	3/15/18	1,000	1,014
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	7,464	8,067
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	12,407	12,900
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	1,400	1,401
Pacific Gas & Electric Co.	5.625%	11/30/17	3,535	3,545
Pacific Gas & Electric Co.	8.250%	10/15/18	1,400	1,483
PacifiCorp	5.650%	7/15/18	9,975	10,235
PPL Capital Funding Inc.	1.900%	6/1/18	8,000	8,004
South Carolina Electric & Gas Co.	5.250%	11/1/18	6,633	6,832
Southern California Edison Co.	1.250%	11/1/17	295	295
Southern Co.	1.550%	7/1/18	1,210	1,208
Southwestern Electric Power Co.	5.875%	3/1/18	1,532	1,551
Tampa Electric Co.	6.100%	5/15/18	9,120	9,320
TECO Finance Inc.	6.572%	11/1/17	58	58
7 TECO Finance Inc.	1.950%	4/10/18	100	100
Virginia Electric & Power Co.	1.200%	1/15/18	3,000	2,998
Virginia Electric & Power Co.	5.400%	4/30/18	14,394	14,663
Wisconsin Electric Power Co.	1.700%	6/15/18	5,000	5,006

	Natural Gas (0.0%)
	Atmos Energy Corp.	8.500%	3/15/19	1,280	1,391
					135,092
Total Corporate Bonds (Cost $1,161,627)					1,161,212
Sovereign Bonds (5.2%)
	Caixa Economica Federal	2.375%	11/6/17	750	750
	Caixa Economica Federal	4.250%	5/13/19	6,000	6,105
	Ecopetrol SA	4.250%	9/18/18	1,500	1,526
	Export-Import Bank of Korea	1.750%	2/27/18	50	50
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	7,000	7,081
	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	2,050	2,038
	ICBCIL Finance Co. Ltd.	2.125%	9/29/19	2,670	2,637
	Japan Finance Organization for Municipalities	1.375%	4/18/18	1,000	997
	KazMunayGas National Co. JSC	9.125%	7/2/18	5,300	5,531
	Korea Development Bank	1.500%	1/22/18	1,000	999
7	Korea Development Bank	1.999%	9/19/20	15,000	14,980
	North American Development Bank	2.300%	10/10/18	300	301
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	7,300	7,345
	Petroleos Mexicanos	5.750%	3/1/18	3,000	3,035
	Petroleos Mexicanos	5.500%	2/4/19	5,500	5,704
	Petroleos Mexicanos	8.000%	5/3/19	4,800	5,201
	Republic of Colombia	7.375%	3/18/19	10,000	10,707
	Republic of Croatia	6.750%	11/5/19	6,000	6,464
	Republic of Hungary	4.125%	2/19/18	10,000	10,075
	Republic of Hungary	6.250%	1/29/20	422	458
	Republic of Indonesia	6.875%	1/17/18	15,500	15,664
	Republic of Korea	7.125%	4/16/19	9,500	10,150
	Republic of Poland	6.375%	7/15/19	1,000	1,076
	Republic of Serbia	5.250%	11/21/17	7,200	7,206
	Republic of Serbia	5.875%	12/3/18	7,700	7,961
	Republic of Slovenia	4.125%	2/18/19	5,000	5,119
9	Republic of Turkey	2.803%	3/26/18	6,000	5,995
	Republic of Turkey	6.750%	4/3/18	10,000	10,174
	State Bank of India	3.250%	4/18/18	3,400	3,417
	State of Qatar	2.099%	1/18/18	7,000	6,991
	Statoil ASA	1.200%	1/17/18	3,847	3,844
Total Sovereign Bonds (Cost $169,588)					169,581
Taxable Municipal Bond (0.0%)
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL (Cost $104)	3.220%	2/1/21	102	103

				Shares
Temporary Cash Investments (11.0%)
Money Market Fund (4.8%)
10	Vanguard Market Liquidity Fund	1.246%		1,563,960	156,411

				Face
				Amount
				($000)
Certificates of Deposit (2.4%)
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.700%	1/26/18	5,500	5,504
	Cooperatieve Rabobank UA (New York
	Branch)	1.980%	10/25/19	12,735	12,734
	Royal Bank of Canada (New York Branch)	1.610%	9/19/18	17,000	16,980

Toronto Dominion Bank (New York Branch)	1.440%	2/12/18	13,000	13,000
6,11 UBS AG (London Branch)	1.812%	10/12/18	12,000	11,795
Westpac Banking Corp. (New York Branch)	1.600%	9/19/18	17,000	16,979
				76,992
Commercial Paper (3.8%)
6,11 Anheuser-Busch Inbev Worldwide Inc.	1.574%	1/10/18	3,000	2,992
6,11 Bank of Nova Scotia	1.523%	2/1/18	10,000	9,965
6,11 Danske Corp.	1.616%	2/15/18	5,000	4,979
11 Electricite de France	1.906%	1/5/18	4,500	4,487
6,11 Enbridge Energy Partners LP	2.091%	11/28/17	8,000	7,987
6,11 Energy Transfer LP	2.382%	12/11/17	16,000	15,958
6,11 Engie SA	1.544%	11/10/17	250	250
6,11 Engie SA	1.544%	11/15/17	250	250
6,11 ENTERGY Corp.	1.657%	11/30/17	10,000	9,987
11 Ford Motor Credit Co. LLC	1.936%	2/2/18	2,000	1,992
6,11 Ford Motor Credit Co. LLC	2.051%	6/21/18	1,000	988
6,11 Ford Motor Credit Co. LLC	2.010%	8/20/18	4,000	3,935
11 GlaxoSmithKline Finance plc	1.523%	12/7/17	6,500	6,492
JP Morgan Securities LLC	1.730%	10/1/18	12,000	11,817
11 Plains All American Pipeline LP	2.668%	12/13/17	10,000	9,969
6,11 Sempra Energy	1.422%	11/1/17	8,100	8,100
6,11 Vodafone Group plc	1.770%	9/4/18	8,000	7,880
6,11 Vodafone Group plc	1.812%	9/25/18	8,000	7,869
6,11 WGL Holdings Inc.	1.463%	11/8/17	10,000	9,997
				125,894
Total Temporary Cash Investments (Cost $359,333)				359,297
Total Investments (100.2%) (Cost $3,280,992)				3,279,987
Other Assets and Liabilities-Net (-0.2%)				(6,824)
Net Assets (100%)				3,273,163

1 Securities with a value of $597,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $1,161,372,000, representing 35.5% of net assets.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Security value determined using significant unobservable inputs.
9 Guaranteed by the Republic of Turkey.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2017, the aggregate value of these securities was $125,872,000, representing 3.8% of net assets.

Ultra-Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2017	1,631	351,251	(498)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2017	(470)	(55,078)	559
10-Year U.S. Treasury Note	December 2017	(18)	(2,249)	20
				579
				81

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Over-the-Counter Credit Default Swaps

Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference Entity	Termination Date	Counterparty	Amount ($000)	(Paid) (%)	Value ($000)	(Paid) ($000)	(Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Berkshire Hathaway
Inc./Aa2	12/20/21	GSI	5,000	1.000[1]	109	(33)	76

1 Periodic premium received/paid quarterly.
GSI--Goldman Sachs International.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by

Ultra-Short-Term Bond Fund

independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	54,373	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,499,553	35,868
Corporate Bonds	—	1,161,212	—
Sovereign Bonds	—	169,581	—
Taxable Municipal Bonds	—	103	—
Temporary Cash Investments	156,411	202,886	—
Futures Contracts—Assets[1]	41	—	—
Futures Contracts—Liabilities[1]	(91)	—	—
Swap Contracts—Assets	—	76	—
Total	156,361	3,087,784	35,868
1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2017, based on the inputs used to value them:

Ultra-Short-Term Bond Fund

fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Asset-Backed/Commercial
Mortgage-Backed
Securities
Amount Valued Based on Level 3 Inputs	($000)
Balance as of January 31, 2017	32,965
Purchases	35,868
Transfers into Level 3	—
Transfers out of Level 3	(32,965)[1]
Balance as of October 31, 2017	35,868

1 Transfers out of Level 3 are because observable market data became available for these securities.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of October 31, 2017:

	Fair Value	Valuation	Unobservable
Security Type	($000)	Technique	Input	Price Range
Asset-Backed/Commercial Mortgage-Backed Securities	35,868	Market Approach	Recent Purchase Price	$99.99-$100.00

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Ultra-Short-Term Bond Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Ultra-Short-Term Bond Fund

F. At October 31, 2017, the cost of investment securities for tax purposes was $3,281,016,000. Net unrealized depreciation of investment securities for tax purposes was $1,029,000, consisting of unrealized gains of $2,031,000 on securities that had risen in value since their purchase and $3,060,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 21, 2017
VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.